                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-08236
                                                     ---------

                                 Northern Funds
                  -----------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
                     ------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
                     ------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2004
                                             -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   GROWTH EQUITY FUND

                                                 NUMBER     VALUE
                                                OF SHARES   (000S)
                                                ---------  -------
COMMON STOCKS - 98.3%

AEROSPACE/DEFENSE - 1.8%
   United Technologies Corp.                     135,700  $ 14,025
                                                --------  --------
AUTO MANUFACTURERS - 0.7%
   PACCAR, Inc.                                   72,725     5,853
                                                --------   -------
AUTO PARTS & EQUIPMENT - 1.2%
   Johnson Controls, Inc.                        144,900     9,192
                                                --------   -------
BANKS - 1.8%
   Bank of America Corp.                         305,900    14,374
                                                --------   -------
BEVERAGES - 2.1%
   PepsiCo, Inc.                                 322,200    16,819
                                                --------   -------
BIOTECHNOLOGY - 2.2%
   Amgen, Inc. *                                 267,150    17,138
                                                --------   -------
CHEMICALS - 3.7%
   du Pont (E.I.) de Nemours & Co.               266,200    13,057
   Praxair, Inc.                                 364,700    16,102
                                                --------   -------
                                                            29,159
                                                --------   -------
COMMERCIAL SERVICES - 1.0%
   Accenture Ltd., Class A *                     292,750     7,904
                                                --------   -------
COMPUTERS - 2.8%
   Dell, Inc. *                                  190,900     8,045
   EMC Corp. of Massachusetts *                  929,000    13,814
                                                --------   -------
                                                            21,859
                                                --------   -------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
   American Express Co.                          212,525    11,980
   Citigroup, Inc.                               350,125    16,869
   Franklin Resources, Inc.                      126,625     8,819
   Goldman Sachs Group, Inc.                     122,150    12,709
   Lehman Brothers Holdings, Inc.                 89,725     7,849
   MBNA Corp.                                    589,550    16,619
   Morgan (J.P.) Chase & Co.                     193,716     7,557
                                                --------   -------
                                                            82,402
                                                --------   -------
ELECTRIC - 2.2%
   Dominion Resources, Inc. of Virginia          134,775     9,130
   Exelon Corp.                                  187,225     8,251
                                                --------   -------
                                                            17,381
                                                --------   -------
ELECTRONICS - 1.9%
   Flextronics International Ltd. *              628,475     8,686
   Gentex Corp.                                  167,675     6,207
                                                --------   -------
                                                            14,893
                                                --------   -------
ENGINEERING & CONSTRUCTION - 1.2%
   Jacobs Engineering Group, Inc. *              191,950     9,173
                                                --------   -------
ENTERTAINMENT - 0.5%
   International Game Technology                 119,450     4,107
                                                --------   -------
FOOD - 1.1%
   Sysco Corp.                                   233,875     8,927
                                                --------   -------
HEALTHCARE - PRODUCTS - 6.8%
   Alcon, Inc.                                   127,100    10,244
   Dentsply International, Inc.                  137,925     7,752
   Guidant Corp.                                 138,575     9,991
   Medtronic, Inc.                                84,875     4,216
   St. Jude Medical, Inc. *                      220,150     9,231
   Zimmer Holdings, Inc. *                       150,600    12,066
                                                --------   -------
                                                            53,500
                                                --------   -------
HEALTHCARE - SERVICES - 0.6%
   Aetna, Inc.                                    39,025     4,868
                                                --------   -------
INSURANCE - 8.3%
   AMBAC Financial Group, Inc.                   138,150    11,346
   American International Group, Inc.            256,600    16,851
    Everest Re Group Ltd.                        104,725     9,379
    Hartford Financial Services Group, Inc.      245,625    17,024
    Prudential Financial, Inc.                   183,475    10,084
                                                --------   -------
                                                            64,684
                                                --------   -------
LEISURE TIME - 1.5%
   Carnival Corp.                                202,900    11,693
                                                --------   -------
LODGING - 4.8%
   Harrah's Entertainment, Inc.                  117,275     7,845
   Las Vegas Sands Corp. *                        62,466     2,998
   Marriott International, Inc., Class A         230,875    14,540
   Starwood Hotels & Resorts Worldwide, Inc.     114,300     6,675
   Station Casinos, Inc.                          99,025     5,415
                                                --------   -------
                                                            37,473
                                                --------   -------
MACHINERY - DIVERSIFIED - 1.8%
   Rockwell Automation, Inc.                     157,625     7,810
   Zebra Technologies Corp., Class A *           115,725     6,513
                                                --------   -------
                                                            14,323
                                                --------   -------
MINING - 0.6%
   Alcoa, Inc.                                   143,800     4,518
                                                --------   -------
MISCELLANEOUS MANUFACTURING - 6.5%
   Eaton Corp.                                   193,300    13,987
   General Electric Co.                          757,950    27,665
   Tyco International Ltd.                       262,000     9,364
                                                --------   -------
                                                            51,016
                                                --------   -------

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                  DECEMBER 31, 2004 (UNAUDITED)

                                                 NUMBER     VALUE
                                               OF SHARES   (000S)
                                               ---------  --------
COMMON STOCKS - 98.3% - CONTINUED

OIL & GAS - 7.0%
   Apache Corp.                                 263,625   $ 13,332
   BP PLC ADR                                   181,000     10,570
   EnCana Corp.                                 162,050      9,247
   Exxon Mobil Corp.                            416,525     21,351
                                               --------   --------
                                                            54,500
                                               --------   --------
OIL & GAS SERVICES - 2.0%
   BJ Services Co.                              173,000      8,052
   Smith International, Inc. *                  137,975      7,507
                                               --------   --------
                                                            15,559
                                               --------   --------
PHARMACEUTICALS - 4.7%
   Bristol-Myers Squibb Co.                     151,475      3,881
   Pfizer, Inc.                                 536,525     14,427
   Sepracor, Inc. *                             111,750      6,635
   Teva Pharmaceutical Industries Ltd. ADR      404,325     12,073
                                               --------   --------
                                                            37,016
                                               --------   --------
RETAIL - 7.7%
   Darden Restaurants, Inc.                     278,900      7,737
   Dick's Sporting Goods, Inc. *                154,525      5,431
   Lowe's Cos., Inc.                            109,075      6,282
   Staples, Inc.                                499,175     16,827
   Wal-Mart Stores, Inc.                        304,325     16,074
   Walgreen Co.                                 206,400      7,920
                                               --------   --------
                                                            60,271
                                               --------   --------
SEMICONDUCTORS - 2.2%
   Intel Corp.                                  468,625     10,961
   Kla-Tencor Corp. *                           139,075      6,478
                                               --------   --------
                                                            17,439
                                               --------   --------
SOFTWARE - 3.6%
   Cognos, Inc. *                               177,750      7,831
   Microsoft Corp.                              764,275     20,414
                                               --------   --------
                                                            28,245
                                               --------   --------
TELECOMMUNICATIONS - 2.9%
   Cisco Systems, Inc. *                        782,175     15,096
   Vodafone Group PLC ADR                       284,775      7,797
                                               --------   --------
                                                            22,893
                                               --------   --------
TRANSPORTATION - 2.6%
   Expeditors International Washington, Inc.    108,525      6,065
   United Parcel Service, Inc., Class B         163,250     13,951
                                               --------   --------
                                                            20,016
                                               --------   --------
TOTAL COMMON STOCKS
                                               --------   --------
(COST $684,064)                                            771,220

                                             PRINCIPAL
                                               AMOUNT     VALUE
                                               (000S)     (000S)
                                             ---------  ---------
SHORT-TERM INVESTMENT - 1.7%

   Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                            $  12,961  $  12,961
                                             ---------  ---------
TOTAL SHORT-TERM INVESTMENT
                                             ---------  ---------
(COST $12,961)                                             12,961

                                             ---------  ---------
TOTAL INVESTMENTS - 100.0%
                                             ---------  ---------
(COST $697,025)                                         $ 784,181

*   Non-Income Producing Security

At December 31, 2004, the Growth Equity Fund had open written call options as follows:

                                                NUMBER      VALUE
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE  OF CONTRACTS   (000S)
-------------------------------------------  ------------  --------
Aetna, Inc./January 05/125                      (390)      $   (101)
                                                ----       --------
TOTAL WRITTEN CALL OPTION
                                                ----       --------
(COST $115)                                                $   (101)

At December 31, 2004, the industry sectors for the Growth Equity Fund were:

INDUSTRY SECTOR             % OF INVESTMENTS
--------------------------  ----------------
Consumer Discretionary             13.6%
Consumer Staples                    6.4
Energy                              9.1
Financials                         20.9
Health Care                        14.6
Industrials                        14.0
Information Technology             13.7
Materials                           4.4
Telecommunication Services          1.0
Utilities                           2.3
                                  -----
Total                             100.0%

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  GROWTH EQUITY FUND  (continued)

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments         $ 697,025
                                        ---------
Gross tax appreciation of investments   $ 111,796
Gross tax depreciation of investments     (24,640)
                                        ---------
Net tax appreciation of investments     $  87,156
                                        ---------

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  GROWTH OPPORTUNITIES FUND

                                                  NUMBER    VALUE
                                                 OF SHARES  (000S)
                                                 ---------  ------
COMMON STOCKS - 98.4%

ADVERTISING - 1.8%
  Getty Images, Inc. *                             2,800    $  193
                                                 -------    ------
AEROSPACE/DEFENSE - 2.8%
  Esterline Technologies Corp. *                   3,300       108
  L-3 Communications Holdings, Inc.                2,500       183
                                                 -------    ------
                                                               291
                                                 -------    ------
APPAREL - 2.2%
  Coach, Inc. *                                    2,400       136
  Quiksilver, Inc. *                               3,300        98
                                                 -------    ------
                                                               234
                                                 -------    ------
BANKS - 1.4%
  East-West Bancorp, Inc.                          3,500       147
                                                 -------    ------
BIOTECHNOLOGY - 1.3%
  Biogen Idec, Inc. *                              2,100       140
                                                 -------    ------
COMMERCIAL SERVICES - 6.5%
  Alliance Data Systems Corp. *                    3,200       152
  Bright Horizons Family Solutions, Inc. *         1,600       103
  ChoicePoint, Inc. *                              2,300       106
  Corporate Executive Board Co.                    1,500       100
  iPayment, Inc. *                                 2,600       129
  Labor Ready, Inc. *                              5,200        88
                                                 -------    ------
                                                               678
                                                 -------    ------
COMPUTERS - 2.6%
  Manhattan Associates, Inc. *                     3,000        71
  Research In Motion Ltd. *                        2,400       198
                                                 -------    ------
                                                               269
                                                 -------    ------
ELECTRONICS - 2.7%
  Flextronics International Ltd. *                 8,600       119
  Symbol Technologies, Inc.                        9,600       166
                                                 -------    ------
                                                               285
                                                 -------    ------
ENTERTAINMENT - 3.0%
  Great Wolf Resorts, Inc. *                       7,000       157
  Penn National Gaming, Inc. *                     2,500       151
                                                 -------    ------
                                                               308
                                                 -------    ------
FOOD - 0.8%
  United Natural Foods, Inc. *                     2,800        87
                                                 -------    ------
HEALTHCARE - PRODUCTS - 13.1%
  Advanced Medical Optics, Inc. *                  2,500       103
  American Medical Systems Holdings, Inc. *        2,500       105
  Cooper Cos., Inc.                                1,600       113
  Gen-Probe, Inc. *                                3,300       149
  IDEXX Laboratories, Inc. *                       2,200       120
  Inamed Corp. *                                   2,500       158
  Patterson Cos., Inc. *                           2,800       122
  Respironics, Inc. *                              1,900       103
  Sybron Dental Specialties, Inc. *                4,600       163
  Zimmer Holdings, Inc. *                          2,900       232
                                                 -------    ------
                                                             1,368
                                                 -------    ------
HEALTHCARE - SERVICES - 1.7%
  Pediatrix Medical Group, Inc. *                  1,500        96
  Psychiatric Solutions, Inc. *                    2,100        77
                                                 -------    ------
                                                               173
                                                 -------    ------
INSURANCE - 1.5%
  Everest Re Group Ltd.                            1,700       152
                                                 -------    ------
INTERNET - 2.2%
  eBay, Inc. *                                     1,400       163
  Shopping.com Ltd. *                              2,500        70
                                                 -------    ------
                                                               233
                                                 -------    ------
IRON/STEEL - 1.0%
  Reliance Steel & Aluminum Co.                    2,800       109
                                                 -------    ------
LEISURE TIME - 1.3%
  Life Time Fitness, Inc. *                        5,100       132
                                                 -------    ------
LODGING - 3.6%
  La Quinta Corp. *                               15,300       139
  Las Vegas Sands Corp. *                          1,800        87
  Station Casinos, Inc.                            2,800       153
                                                 -------    ------
                                                               379
                                                 -------    ------
MACHINERY - CONSTRUCTION & MINING - 1.5%
  Caterpillar, Inc.                                1,600       156
                                                 -------    ------
MACHINERY - DIVERSIFIED - 2.5%
  Rockwell Automation, Inc.                        2,400       119
  Zebra Technologies Corp., Class A *              2,600       146
                                                 -------    ------
                                                               265
                                                 -------    ------
MINING - 0.7%
  Freeport-McMoRan Copper & Gold, Inc., Class B    2,000        76
                                                 -------    ------
MISCELLANEOUS MANUFACTURING - 2.9%
  Danaher Corp.                                    2,900       167
  Dover Corp.                                      3,300       138
                                                 -------    ------
                                                               305
                                                 -------    ------
OIL & GAS - 3.3%
  Apache Corp.                                     3,700       187
  Bill Barrett Corp. *                               998        32

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                  NUMBER     VALUE
                                                 OF SHARES  (000S)
                                                 ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

OIL & GAS - 3.3% - (CONTINUED)
  Southwestern Energy Co. *                        2,400    $  122
                                                 -------    ------
                                                               341
                                                 -------    ------
OIL & GAS SERVICES - 3.8%
  Cal Dive International, Inc. *                   4,400       179
  Smith International, Inc. *                      2,600       142
  Veritas DGC, Inc. *                              3,400        76
                                                 -------    ------
                                                               397
                                                 -------    ------
PACKAGING & CONTAINERS - 1.1%
  Greif Inc., Class A                              2,100       118
                                                 -------    ------
PHARMACEUTICALS - 4.1%
  Gilead Sciences, Inc. *                          3,000       105
  Teva Pharmaceutical Industries Ltd. ADR          7,600       227
  VCA Antech, Inc. *                               4,800        94
                                                 -------    ------
                                                               426
                                                 -------    ------
REITS - 1.6%
  Centerpoint Properties Corp.                     3,400       163
                                                 -------    ------
RETAIL - 6.8%
  Aeropostale, Inc. *                              3,400       100
  BJ's Wholesale Club, Inc. *                      5,300       154
  Copart, Inc. *                                   4,100       108
  Dick's Sporting Goods, Inc. *                    4,200       148
  McDonald's Corp.                                 3,400       109
  Petsmart, Inc.                                   2,600        92
                                                 -------    ------
                                                               711
                                                 -------    ------
SEMICONDUCTORS - 0.7%
  Integrated Circuit Systems, Inc. *               3,500        73
                                                 -------    ------
SOFTWARE - 9.6%
  Ansys, Inc. *                                    4,000       128
  Autodesk, Inc.                                   3,600       137
  Certegy, Inc.                                    4,600       163
  Cognos, Inc. *                                   5,300       234
  Global Payments, Inc.                            2,100       123
  Hyperion Solutions Corp. *                       4,600       214
                                                 -------    ------
                                                               999
                                                 -------    ------
TELECOMMUNICATIONS - 8.5%
  Adtran, Inc.                                     6,900       132
  Andrew Corp. *                                   8,600       117
  Nextel Partners, Inc., Class A *                 5,200       101
  Plantronics, Inc.                                2,600       108
  QUALCOMM, Inc.                                   3,600       153
  RF Micro Devices, Inc. *                        22,100       151
  Western Wireless Corp., Class A *                4,300       126
                                                  ------    ------
                                                               888
                                                  ------    ------
TRANSPORTATION - 1.8%
  Hunt (J.B.) Transport Services, Inc.             4,100       184
                                                  ------    ------
TOTAL COMMON STOCKS
                                                  ------    ------
 (COST $8,374)                                              10,280

                                                 PRINCIPAL
                                                  AMOUNT      VALUE
                                                  (000S)     (000S)
                                                 ---------   ------
SHORT-TERM INVESTMENT - 1.6%

  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                                 $   172        172
                                                  -------    -------
TOTAL SHORT-TERM INVESTMENT
                                                  -------    -------
(COST $172)                                                      172

                                                  -------    -------
TOTAL INVESTMENTS - 100.0%
                                                  -------    -------
(COST $8,546)                                                $10,452

* Non-Income Producing Security

At December 31, 2004, the industry sectors for the Growth Opportunities Fund were:

INDUSTRY SECTOR             % OF INVESTMENTS
--------------------------  ----------------
Consumer Discretionary                 18.1%
Consumer Staples                        2.3
Energy                                  7.2
Financials                              4.5
Health Care                            20.5
Industrials                            16.2
Information Technology                 27.1
Materials                               1.9
Telecommunication Services              2.2
                              -------------

Total                                 100.0%

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  GROWTH OPPORTUNITIES FUND (continued)

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments          $  8,546
                                         --------
Gross tax appreciation of investments    $  1,965
Gross tax depreciation of investments         (59)
                                         --------
Net tax appreciation of investments      $  1,906
                                         --------

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   INCOME EQUITY FUND

                                                  NUMBER     VALUE
                                                OF SHARES    (000S)
                                                ---------  ---------
COMMON STOCKS - 38.8%

AGRICULTURE - 2.3%
   Altria Group, Inc.                              60,000  $   3,666
   UST, Inc.                                       95,000      4,570
                                                 --------  ---------
                                                               8,236
                                                 --------  ---------
BANKS - 1.1%
   Bank of America Corp.                           80,000      3,759
                                                 --------  ---------
BEVERAGES - 1.5%
   Coca-Cola (The) Co.                             35,000      1,457
   Coors (Adolph) Co., Class B                     50,000      3,784
                                                 --------  ---------
                                                               5,241
                                                 --------  ---------
BIOTECHNOLOGY - 0.7%
   Amgen, Inc. *                                   25,000      1,604
   Vertex Pharmaceuticals, Inc. *                 100,000      1,057
                                                 --------  ---------
                                                               2,661
                                                 --------  --------
COMMERCIAL SERVICES - 4.1%
   Coinmach Service Corp., *                      403,000      5,521
   Donnelley (R.R.) & Sons Co.                     70,000      2,470
   H&R Block, Inc.                                 65,000      3,185
   Macquarie Infastructure *                      120,000      3,522
                                                 --------  ---------
                                                              14,698
                                                 --------  ---------
COMPUTERS - 2.0%
   Hewlett-Packard Co.                            200,000      4,194
   International Business Machines Corp.           30,000      2,957
                                                 --------  ---------
                                                               7,151
                                                 --------  ---------
COSMETICS/PERSONAL CARE - 0.6%
   Colgate-Palmolive Co.                           40,000      2,046
                                                 --------  ---------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
   Freddie Mac                                     25,000      1,843
                                                 --------  ---------
ELECTRIC - 0.9%
   Scottish Power PLC ADR                         100,000      3,116
                                                 --------  ---------
FOOD - 2.1%
   Albertson's, Inc.                              100,000      2,388
   B&G Fold Holdings Corp. *                      330,000      4,943
                                                 --------  ---------
                                                               7,331
                                                 --------  ---------
HAND/MACHINE TOOLS - 1.2%
   Black & Decker Corp.                            50,000      4,417
                                                 --------  ---------
HEALTHCARE - PRODUCTS - 1.0%
   Johnson & Johnson                               55,000      3,488
                                                 --------  ---------
HOME BUILDERS - 0.4%
   KB HOME                                         15,000      1,566
                                                 --------  ---------
INSURANCE - 1.1%
   Prudential Financial, Inc.                      73,500  $   4,040
                                                 --------  ---------
MEDIA - 0.9%
   Disney (Walt) Co.                               80,000      2,224
   EchoStar Communications Corp., Class A *        30,000        997
                                                 --------  ---------
                                                               3,221
                                                 --------  ---------
MISCELLANEOUS MANUFACTURING - 0.6%
   General Electric Co.                            60,000      2,190
                                                 --------  ---------
OIL & GAS - 9.0%
   Apache Corp.                                    80,000      4,045
   BP PLC ADR                                      60,000      3,504
   Burlington Resources, Inc.                     100,000      4,350
   ChevronTexaco Corp.                             76,000      3,991
   ConocoPhillips                                  48,000      4,168
   Devon Energy Corp.                             114,000      4,437
   Marathon Oil Corp.                              80,000      3,009
   Royal Dutch Petroleum Co. - New York Shares     76,000      4,361
                                                 --------  ---------
                                                              31,865
                                                 --------  ---------
PHARMACEUTICALS - 3.1%
   Abbott Laboratories                             50,000      2,333
   Bristol-Myers Squibb Co.                       100,000      2,562
   GlaxoSmithKline PLC ADR                         90,000      4,265
   Pfizer, Inc.                                    70,000      1,882
                                                 --------  ---------
                                                              11,042
                                                 --------  ---------
REITS - 1.3%
   ProLogis                                        45,000      1,950
   Simon Property Group, Inc.                      40,000      2,587
                                                 --------  ---------
                                                               4,537
                                                 --------  ---------
SOFTWARE - 0.9%
   Microsoft Corp.                                125,000      3,339
                                                 --------  ---------
TELECOMMUNICATIONS - 3.5%
   AT&T Corp.                                     150,000      2,859
   Nokia OYJ ADR                                  150,000      2,350
   Sprint Corp. (FON Group)                       135,000      3,355
   Vodafone Group PLC ADR                         140,000      3,833
                                                 --------  ---------
                                                              12,397
                                                 --------  ---------
TOTAL COMMON STOCKS
                                                 --------  ---------
(COST $119,654)                                              138,184

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                              NUMBER     VALUE
                                             OF SHARES   (000S)
                                             ---------  --------
CONVERTIBLE PREFERRED STOCKS - 27.1%

AUTO MANUFACTURERS - 2.7%
   Ford Motor Co. Capital Trust II, 6.50%      115,000  $  6,071
   General Motors Corp., 6.25%                 130,000     3,466
                                              --------  --------
                                                           9,537
                                              --------  --------
BANKS - 0.8%
   Marshall & llsley Corp., 6.50%              100,000     2,841
                                              --------  --------
BEVERAGES - 2.1%
   Constellation Brands, Inc., 5.75%           200,000     7,524
                                              --------  --------
COMMERCIAL SERVICES - 1.2%
   United Rentals Trust I, 6.50%               100,000     4,312
                                              --------  --------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
   Capital One Financial Corp., 6.25%           60,000     3,386
   Lehman Brothers Holdings, Inc., 6.25%       100,000     2,700
                                              --------  --------
                                                           6,086
                                              --------  --------
ELECTRIC - 2.8%
   Cinergy Corp., 9.50%                         40,000     2,536
   FPL Group, Inc., 8.50%                      100,000     6,151
   NRG Energy, Inc., 4.00% (1)                   1,000     1,100
                                              --------  --------
                                                           9,787
                                              --------  --------
FOOD - 1.0%
   Albertson's, Inc., 7.25%                    140,000     3,556
                                              --------  --------
HEALTHCARE - PRODUCTS - 0.8%
   Baxter International, Inc., 7.00%            50,000     2,823
                                              --------  --------
INSURANCE - 2.5%
   Chubb Corp., Series A, 7.00%                 40,000     1,184
   Chubb Corp., Series B, 7.00%                 15,000       450
   Conseco, Inc., 5.50%                         50,000     1,325
   Genworth Financial, Inc., 6.00%              50,000     1,620
   Travelers Property Casualty Corp., 4.50%    180,000     4,145
                                              --------  --------
                                                           8,724
                                              --------  --------
MACHINERY - DIVERSIFIED - 2.4%
   Cummins Capital Trust I, 7.00% (1)           95,000     8,681
                                              --------  --------
OIL & GAS - 0.3%
   Chesapeake Energy Corp., 5.00%               10,000     1,224
                                              --------  --------
PHARMACEUTICALS - 2.0%
   Omnicare, Inc., 4.00%                        25,000     1,379
   Schering-Plough Corp., 6.00%                100,000     5,610
                                              --------  --------
                                                           6,989
                                              --------  --------
REITS - 1.7%
   Ramco-Gershenson Properties, 7.95%          176,500     6,040
                                              --------  --------
RETAIL - 2.2%
   Toys R US, Inc., 6.25%                      150,000     7,950
                                              --------  --------
SAVINGS & LOANS - 2.2%
   Sovereign Capital Trust II, 4.38%           100,000     4,875
   Washington Mutual, Inc., 5.38%               50,000     2,792
                                              --------  --------
                                                           7,667
                                              --------  --------
TELECOMMUNICATIONS - 0.7%
   Alltel Corp., 7.75%                          50,000     2,645
                                              --------  --------
TOTAL CONVERTIBLE PREFERRED STOCKS
                                              --------  --------
(COST $81,254)                                            96,386

                                           PRINCIPAL
                                            AMOUNT    VALUE
                                            (000S)    (000S)
                                           ---------  ------
CONVERTIBLE BONDS - 27.7%

AUTO PARTS & EQUIPMENT - 2.8%
  Goodyear Tire & Rubber Co/The, (1)
   4.00%, 6/15/34                           $  7,000  10,080
                                            --------  ------
BIOTECHNOLOGY - 1.2%
  Amgen, Inc.
   0.00%, 3/1/32                               6,000   4,463
                                            --------  ------
COMPUTERS - 0.6%
  Mentor Graphics Corp.,
   6.88%, 6/15/07                              2,000   2,090
                                            --------  ------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
  IOS Capital LLC, (1)
   5.00%, 5/1/07                               2,000   2,045
                                            --------  ------
HEALTHCARE - PRODUCTS - 0.6%
  Conmed Corp. (1)
   2.50%, 11/15/24                             2,100   2,184
                                            --------  ------
HEALTHCARE - SERVICES - 0.8%
  Health Management Associates, Inc., (1)
   1.50%, 8/1/23                               2,625   2,756
                                            --------  ------
HOUSEHOLD PRODUCTS/WARES - 1.8%
  Church & Dwight, Inc., (1)
   5.25%, 8/15/33                              5,000   6,538
                                            --------  ------
INSURANCE - 2.8%
  AON Corp.,
   3.50%, 11/15/12                             4,000   4,945
  Radian Group, Inc.,
   2.25%, 1/1/22                               5,000   5,075
                                            --------  ------
                                                      10,020
                                            --------  ------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  INCOME EQUITY FUND (continued)

                                             PRINCIPAL
                                              AMOUNT      VALUE
                                              (000S)      (000S)
                                             ---------   --------
CONVERTIBLE BONDS - 27.7% - CONTINUED

MACHINERY - DIVERSIFIED - 2.0%
  AGCO Corp.
   1.75%, 12/31/33                            $  6,000   $  7,028
                                              --------   --------
MEDIA - 2.0%
  Liberty Media Corp.,
   0.75%, 3/30/23                                4,000      4,815
  Walt Disney Co.,
   2.13%, 4/15/23                                2,000      2,227
                                              --------   --------
                                                            7,042
                                              --------   --------
MINING - 2.1%
  AngloGold Holdings PLC, (1)
   2.38%, 2/27/09                                4,000      3,847
  Freeport-McMoRan Copper & Gold, Inc., (1)
   7.00%, 2/11/11                                2,500      3,747
                                              --------   --------
                                                            7,594
                                              --------   --------
MISCELLANEOUS MANUFACTURING - 4.0%
  Eastman Kodak Co.,
   3.38%, 10/15/33 (1)                           2,000      2,512
   3.38%, 10/15/33                               4,000      5,024
  Tyco International Group S.A.,
   2.75%, 1/15/18 (1)                            1,000      1,598
   2.75%, 1/15/18                                1,000      1,598
   3.13%, 1/15/23 (1)                            1,000      1,689
   3.13%, 1/15/23                                1,000      1,689
                                              --------   --------
                                                           14,110
                                              --------   --------
OIL & GAS - 0.6%
  Devon Energy Corp.,
   4.90%, 8/15/08                                2,000      2,185
                                              --------   --------
REITS - 0.2%
  Host Marriott LP, (1)
   3.25%, 4/15/24                                  500        575
                                              --------   --------
RETAIL - 2.1%
  CBRL Group, Inc.,
   0.00%, 4/3/32                                 6,000      3,060
  PEP Boys - Manny Joe & Jack,
   4.25%, 6/1/07                                 4,500      4,573
                                              --------   --------
                                                            7,633
                                              --------   --------
SEMICONDUCTORS - 1.1%
  International Rectifier Corp.,
   4.25%, 7/15/07                                4,000      3,940
                                              --------   --------
TELECOMMUNICATIONS - 2.4%
  CenturyTel, Inc.,
   4.75%, 8/1/32                                 3,000      3,341
  Nextel Communications, Inc.,
   5.25%, 1/15/10                                5,000      5,125
                                              --------   --------
                                                            8,466
                                              --------   --------
TOTAL CONVERTIBLE BONDS
                                              --------   --------
(COST $90,365)                                             98,749

                                             PRINCIPAL
                                              AMOUNT      VALUE
                                              (000S)      (000S)
                                             ---------   --------
SHORT-TERM INVESTMENT- 6.4%

  Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
   2.25%, 1/3/05                                22,737     22,737
                                             ---------   --------
TOTAL SHORT-TERM INVESTMENT
                                             ---------   --------
(COST $22,737)                                             22,737

                                             ---------   --------
TOTAL INVESTMENTS - 100.0%
                                             ---------   --------
(COST $314,010)                                          $356,056

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. At December 31, 2004, the value of these securities amounted to approximately $47,352,000 or 13.3% of total investments.

*     Non-Income Producing Security

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

At December 31, 2004, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR              % OF INVESTMENTS
---------------              ----------------
Communications                           3.1%
Consumer Discretionary                  22.5
Consumer Staples                         8.8
Energy                                  10.6
Financials                              16.0
Health Care                             11.0
Industrials                             10.3
Information Technology                   5.6
Materials                                1.1
Telecommunication Services               7.1
Utilities                                3.9
                                       -----

Total                                  100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments         $314,010
                                        --------
Gross tax appreciation of investments   $ 44,184
Gross tax depreciation of investments     (2,138)
                                        --------
Net tax appreciation of investments     $ 42,046
                                        --------

                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  INTERNATIONAL GROWTH EQUITY FUND

                                              NUMBER      VALUE
                                            OF SHARES     (000S)
                                            ---------    --------
COMMON STOCKS - 100.0%

AUSTRALIA - 2.7%
  AMP Ltd.                                  2,089,524    $ 11,888
  John Fairfax Holdings Ltd.                4,297,693      15,324
  Telstra Corp. Ltd.                          294,753       1,134
                                            ---------    --------
                                                           28,346
                                            ---------    --------
BELGIUM - 1.0%
  Belgacom S.A. *                             238,243      10,298
                                            ---------    --------
CHINA - 0.2%
  PetroChina Co. Ltd.                       3,396,000       1,814
                                            ---------    --------
FINLAND - 1.7%
  UPM-Kymmene OYJ                             826,800      18,386
                                            ---------    --------
FRANCE - 10.4%
  AXA                                         616,398      15,232
  Bouygues                                    312,626      14,448
  Credit Agricole S.A.                        513,794      15,504
  Sanofi-Aventis                              224,232      17,922
  Societe Generale                            200,166      20,257
  Total S.A.                                   11,171       2,440
  Veolia Environment                          618,835      22,400
  Vivendi Universal S.A.                       50,901       1,625
                                            ---------    --------
                                                          109,828
                                            ---------    --------
GERMANY - 12.4%
  Allianz A.G. (Registered)                   138,608      18,388
  Altana A.G.                                  16,392       1,036
  Deutsche Boerse A.G.                         17,090       1,029
  Deutsche Post A.G. (Registered)             707,938      16,263
  Deutsche Telekom A.G. (Registered)          521,681      11,807
  Henkel KGaA - Preferred                      11,581       1,007
  Linde A.G.                                  297,531      18,628
  Metro A.G.                                  315,372      17,357
  RWE A.G.                                    277,842      15,371
  SAP A.G.                                     82,764      14,782
  Volkswagen A.G.                             337,276      15,289
                                            ---------    --------
                                                          130,957
                                            ---------    --------
ITALY - 4.3%
  Alleanza Assicurazioni S.p.A.             1,201,851      16,777
  ENI S.p.A.                                  380,968       9,539
  Sanpaolo IMI S.p.A.                       1,221,990      17,607
  Snam Rete Gas S.p.A                         210,103       1,222
                                            ---------    --------
                                                           45,145
                                            ---------    --------
JAPAN - 24.5%
  Ajinomoto Co., Inc.                       1,252,000      14,906
  Asahi Glass Co. Ltd.                      1,633,000      18,008
  Bank of Yokohama (The) Ltd.               1,661,000      10,472
  Canon, Inc.                                  21,000       1,133
  Chugai Pharmaceutical Co. Ltd.            1,055,700      17,453
  Daiwa House Industry Co. Ltd.             1,206,000      13,711
  Fuji Television Network, Inc.                 3,942       8,540
  Hitachi Ltd.                              2,252,000      15,604
  Ito-Yokado Co. Ltd.                         413,000      17,331
  Komatsu Ltd.                                213,000       1,490
  Mitsui Mining & Smelting Co. Ltd.         4,108,000      18,121
  Mizuho Financial Group, Inc.                  4,806      24,201
  Nippon Telegraph & Telephone Corp.            4,184      18,783
  Sony Corp.                                  404,400      15,628
  Terumo Corp.                                597,400      16,091
  Tokyo Electric Power Co., Inc.               38,800         952
  JS Group Corp.                              962,700      17,484
  West Japan Railway Co.                        3,751      15,155
  Yamaha Corp.                                 58,700         896
  Yamanouchi Pharmaceutical Co. Ltd.           21,500         837
  Yokogawa Electric Corp.                     886,400      11,851
                                            ---------    --------
                                                          258,647
                                            ---------    --------
LUXEMBOURG - 2.1%
  Arcelor                                     956,514      22,064
                                            ---------    --------
NETHERLANDS - 2.0%
  ASML Holding N.V. *                       1,134,147      18,206
  Koninklijke Philips Electronics N.V.         51,421       1,364
  Royal KPN N.V.                              107,994       1,026
                                            ---------    --------
                                                           20,596
                                            ---------    --------
NORWAY - 2.0%
  DnB Holding ASA                           2,072,600      20,447
  Yara International ASA                       38,673         509
                                            ---------    --------
                                                           20,956
                                            ---------    --------
SPAIN - 1.7%
  Acerinox S.A.                                78,060       1,253
  ACS Actividades Cons y Serv                  22,929         524
  Banco de Sabadell S.A.                      695,310      16,256
                                            ---------    --------
                                                           18,033
                                            ---------    --------
SWEDEN - 2.1%
  Atlas Copco AB, Class A                      32,058       1,447
  Skandinaviska Enskilda Banken, Class A    1,051,702      20,338
                                            ---------    --------
                                                           21,785
                                            ---------    --------

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                     NUMBER      VALUE
                                                   OF SHARES     (000S)
                                                   ---------   ----------
COMMON STOCKS - 100.0% - CONTINUED

SWITZERLAND - 9.0%
  Adecco S.A. (Registered)                            22,217   $    1,119
  Logitech International S.A. (Registered) *         201,690       12,329
  Novartis A.G. (Registered)                         466,436       23,508
  Swiss Reinsurance (Registered)                       8,355          596
  Syngenta A.G.                                      240,308       25,533
  UBS A.G. (Registered)                              256,200       21,486
  Zurich Financial Services A.G.                      63,434       10,579
                                                   ---------   ----------
                                                                   95,150
                                                   ---------   ----------
UNITED KINGDOM - 23.9%
  ARM Holdings PLC                                 2,438,465        5,172
  Barclays PLC                                     2,159,923       24,294
  BHP Billiton PLC                                 1,716,860       20,118
  BP PLC                                           1,200,017       11,701
  BT Group PLC                                     5,559,666       21,663
  Cable & Wireless PLC                             3,696,021        8,460
  Centrica PLC                                     1,677,869        7,609
  GKN PLC                                          2,738,027       12,429
  GlaxoSmithKline PLC                                777,500       18,236
  Hilton Group PLC                                 1,475,485        8,057
  HSBC Holdings PLC                                   51,762          873
  ITV PLC                                          7,642,865       15,440
  Lloyds TSB Group PLC                             2,486,902       22,578
  Marconi Corp. PLC *                              1,338,673       14,453
  Marks & Spencer Group PLC                        2,325,618       15,311
  Rank Group PLC                                   2,053,886       10,408
  Shell Transport & Trading Co. PLC (Registered)   3,655,856       31,156
  Unilever PLC                                        94,520          928
  Vodafone Group PLC                                 914,335        2,479
                                                   ---------   ----------
                                                                  251,365
                                                   ---------   ----------
TOTAL COMMON STOCKS
                                                   ---------   ----------
(COST $898,421)                                                 1,053,370

                                             PRINCIPAL
                                               AMOUNT      VALUE
                                               (000S)      (000S)
                                             ---------   ----------
SHORT-TERM INVESTMENT - 0.0%
  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                            $     426   $      426
                                             ---------   ----------
TOTAL SHORT-TERM INVESTMENT
                                             ---------   ----------
(COST $426)                                                     426

TOTAL INVESTMENTS - 100.0%
                                                         ----------
(COST $898,847)                                          $1,053,796

* Non-Income Producing Security

At December 31, 2004, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR              % OF INVESTMENTS
---------------              ----------------
Consumer Discretionary             12.7%
Consumer Staples                    4.9
Energy                              5.4
Financials                         27.4
Health Care                         9.0
Industrials                         6.8
Information Technology              8.9
Materials                          11.8
Telecommunication Services          8.6
Utilities                           4.5
                                  -----
Total                             100.0%

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  INTERNATIONAL GROWTH EQUITY FUND (continued)

At December 31, 2004, the International Growth Equity Fund's investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY           PERCENTAGE
-------------------------           ----------
Euro                                   35.6%
Japanese Yen                           24.5
British Pound                          23.9
Swiss Franc                             9.0
All other currencies less than 5%       7.0
                                    -------
Total                                 100.0%

At December 31, 2004, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

              AMOUNT        IN       AMOUNT
CONTRACTS     (LOCAL     EXCHANGE    (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)     FOR      CURRENCY)   SETTLEMENT      GAIN
CURRENCY      (000S)     CURRENCY    (000S)        DATE        (000S)
----------   ---------   --------   ---------   ----------   ----------
                         Japanese
U.S. Dollar    1,400        Yen      144,564     1/05/05       $   11

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments         $898,847
                                        --------
Gross tax appreciation of investments   $159,273
Gross tax depreciation of investments     (4,324)
                                        --------
Net tax appreciation of investments     $154,949
                                        --------

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  LARGE CAP VALUE FUND

                                                 NUMBER       VALUE
                                                OF SHARES    (000S)
                                                ---------   ---------
COMMON STOCKS - 96.3%

BANKS - 5.3%
  Comerica, Inc.                                  220,000   $  13,425
  Mellon Financial Corp.                          785,000      24,421
  Wachovia Corp.                                  450,000      23,670
                                                ---------   ---------
                                                               61,516
                                                ---------   ---------
BEVERAGES - 2.2%
  Coca-Cola (The) Co.                             603,000      25,103
                                                ---------   ---------
BUILDING MATERIALS - 2.1%
  Masco Corp.                                     660,000      24,110
                                                ---------   ---------
CHEMICALS - 3.4%
  Dow Chemical (The) Co.                          506,000      25,052
  Rohm & Haas Co.                                 316,000      13,977
                                                ---------   ---------
                                                               39,029
                                                ---------   ---------
COMPUTERS - 2.1%
  Hewlett-Packard Co.                           1,143,000      23,969
                                                ---------   ---------
COSMETICS/PERSONAL CARE - 5.7%
  Avon Products, Inc.                             572,000      22,136
  Kimberly-Clark Corp.                            333,000      21,915
  Procter & Gamble Co.                            405,000      22,308
                                                ---------   ---------
                                                               66,359
                                                ---------   ---------
DIVERSIFIED FINANCIAL SERVICES - 8.6%
  CIT Group, Inc.                                 578,700      26,516
  Citigroup, Inc.                                 503,000      24,234
  Morgan (J.P.) Chase & Co.                       615,000      23,991
  Morgan Stanley                                  455,000      25,262
                                                ---------   ---------
                                                              100,003
                                                ---------   ---------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
  Emerson Electric Co.                            348,000      24,395
                                                ---------   ---------
FOOD - 2.0%
  General Mills, Inc.                             464,000      23,065
                                                ---------   ---------
FOREST PRODUCTS & PAPER - 3.6%
  International Paper Co.                         548,000      23,016
  MeadWestvaco Corp.                              560,000      18,978
                                                ---------   ---------
                                                               41,994
                                                ---------   ---------
HEALTHCARE - PRODUCTS - 4.3%
  Baxter International, Inc.                      718,000      24,800
  Johnson & Johnson                               385,000      24,416
                                                ---------   ---------
                                                               49,216
                                                ---------   ---------
HOUSEHOLD PRODUCTS/WARES - 1.7%
  Avery Dennison Corp.                            329,000      19,730
                                                ---------   ---------
HOUSEWARES - 2.2%
  Newell Rubbermaid, Inc.                       1,031,000      24,940
                                                ---------   ---------
INSURANCE - 6.2%
  Allstate (The) Corp.                            490,000      25,343
  Hartford Financial Services Group, Inc.         369,000      25,575
  Lincoln National Corp.                          438,000      20,446
                                                ---------   ---------
                                                               71,364
                                                ---------   ---------
MACHINERY - CONSTRUCTION & MINING - 2.2%
  Caterpillar, Inc.                               267,000      26,035
                                                ---------   ---------
MACHINERY - DIVERSIFIED - 1.8%
  Deere & Co.                                     283,000      21,055
                                                ---------   ---------
MEDIA - 2.2%
  McGraw-Hill Cos. (The), Inc.                    279,000      25,540
                                                ---------   ---------
MINING - 1.6%
  Alcoa, Inc.                                     577,000      18,129
                                                ---------   ---------
MISCELLANEOUS MANUFACTURING - 6.1%
  3M Co.                                          294,000      24,128
  General Electric Co.                            654,000      23,871
  Honeywell International, Inc.                   653,000      23,123
                                                ---------   ---------
                                                               71,122
                                                ---------   ---------
OFFICE/BUSINESS EQUIPMENT - 1.5%
  Pitney Bowes, Inc.                              383,000      17,725
                                                ---------   ---------
OIL & GAS - 7.8%
  ChevronTexaco Corp.                             448,000      23,525
  ConocoPhillips                                  286,000      24,833
  Exxon Mobil Corp.                               505,000      25,886
  Royal Dutch Petroleum Co. - New York Shares     270,000      15,493
                                                ---------   ---------
                                                               89,737
                                                ---------   ---------
OIL & GAS SERVICES - 2.2%
  Halliburton Co.                                 664,000      26,055
                                                ---------   ---------
PHARMACEUTICALS - 6.9%
  Abbott Laboratories                             545,000      25,424
  Bristol-Myers Squibb Co.                      1,075,000      27,542
  Pfizer, Inc.                                    980,000      26,352
                                                ---------   ---------
                                                               79,318
                                                ---------   ---------
RETAIL - 3.9%
  Limited Brands                                  972,000      22,376
  Penney (J.C.) Co., Inc. (Holding Co.)           548,000      22,687
                                                ---------   ---------
                                                               45,063
                                                ---------   ---------
TELECOMMUNICATIONS - 8.6%
  Alltel Corp.                                    401,000      23,563
  BellSouth Corp.                                 885,000      24,594

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                NUMBER       VALUE
                                              OF SHARES     (000S)
                                              ---------   ----------
COMMON STOCKS - 96.3% - CONTINUED

TELECOMMUNICATIONS - 8.6% - (CONTINUED)
  Nokia OYJ ADR                               1,610,000   $   25,229

  SBC Communications, Inc.                    1,000,000       25,770
                                              ---------   ----------
                                                              99,156
                                              ---------   ----------
TOTAL COMMON STOCKS
                                                          ----------
(COST $906,041)                                            1,113,728

                                                PRINCIPAL
                                                 AMOUNT       VALUE
                                                 (000S)      (000S)
                                                ---------   ----------
SHORT-TERM INVESTMENT - 3.7%
  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                               $  42,961       42,961
                                                ---------   ----------
TOTAL SHORT-TERM INVESTMENT
                                                            ----------
(COST $42,961)                                                  42,961

TOTAL INVESTMENTS - 100.0%
                                                            ----------
(COST $949,002)                                             $1,156,689

At December 31, 2004, the industry sectors for the Large Cap Value
Fund were:

INDUSTRY SECTOR                               % OF INVESTMENTS
---------------                               ----------------
Consumer Discretionary                                 8.6%
Consumer Staples                                      10.3
Energy                                                10.4
Financials                                            20.9
Health Care                                           11.6
Industrials                                           18.2
Information Technology                                 4.4
Materials                                              8.9
Telecommunication Services                             6.7
                                                     -----
Total                                                100.0%

Federal Tax Information:

As of December 31,2004,the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments           $ 949,002
                                          ---------
Gross tax appreciation of investments     $ 212,559
Gross tax depreciation of investments        (4,872)
                                          ---------
Net tax appreciation of investments       $ 207,687
                                          ---------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  MID CAP GROWTH FUND

                                                  NUMBER       VALUE
                                                 OF SHARES     (000S)
                                                 ---------    -------
COMMON STOCKS - 98.1%

ADVERTISING - 2.6%
  Getty Images, Inc. *                             67,200     $  4,627
  Lamar Advertising Co., Class A *                 98,600        4,218
                                                  -------     --------
                                                                 8,845
                                                  -------     --------
AGRICULTURE - 1.7%
  Bunge Ltd.                                       98,700        5,627

BANKS - 2.5%
  East-West Bancorp, Inc.                         124,700        5,232
  Investors Financial Services Corp.               65,100        3,254
                                                  -------     --------
                                                                 8,486
                                                  -------     --------
BIOTECHNOLOGY - 4.2%
  Affymetrix, Inc. *                               76,600        2,800
  Biogen Idec, Inc. *                              59,200        3,943
  Genzyme Corp. *                                  70,500        4,094
  Serologicals Corp. *                            149,800        3,314
                                                  -------     --------
                                                                14,151
                                                  -------     --------
COMMERCIAL SERVICES - 4.9%
  ChoicePoint, Inc. *                             113,300        5,211
  Corporate Executive Board Co.                    93,100        6,232
  Robert Half International, Inc.                 176,400        5,191
                                                  -------     --------
                                                                16,634
                                                  -------     --------
COSMETICS/PERSONAL CARE - 1.3%
  Estee Lauder Cos. (The), Inc., Class A           99,800        4,568
                                                  -------     --------
DATA PROCESSING - 5.5%
  Alliance Data Systems Corp. *                    88,700        4,211
  Certegy, Inc.                                   149,600        5,315
  Global Payments, Inc.                            60,500        3,542
  NAVTEQ Corp. *                                   48,600        2,253
  Paychex, Inc.                                    99,500        3,391
                                                  -------     --------
                                                                18,712
                                                  -------     --------
DISTRIBUTION/WHOLESALE - 1.3%
  Fastenal Co.                                     70,700        4,352
                                                  -------     --------
DIVERSIFIED FINANCIAL SERVICES - 3.1%
  Calamos Asset Management, Inc., Class A         110,100        2,973
  Legg Mason, Inc.                                 51,700        3,787
  Price (T. Rowe) Group, Inc.                      58,200        3,620
                                                  -------     --------
                                                                10,380
                                                  -------     --------
ELECTRONICS - 1.4%
  Symbol Technologies, Inc.                       272,400        4,712
                                                  -------     --------
ENTERTAINMENT - 4.4%
  DreamWorks Animation SKG, Inc., Class A *        30,500        1,144
  Las Vegas Sands Corp. *                          72,117        3,462
  Penn National Gaming, Inc. *                     79,200        4,796
  Station Casinos, Inc.                            98,500        5,386
                                                  -------     --------
                                                                14,788
                                                  -------     --------
ENVIRONMENTAL CONTROL - 1.2%
  Stericycle, Inc. *                               90,400        4,154
                                                  -------     --------
HARDWARE - 2.7%
  Network Appliance, Inc. *                        97,500        3,239
  Zebra Technologies Corp., Class A *             103,200        5,808
                                                  -------     --------
                                                                 9,047
                                                  -------     --------
HEALTHCARE - EQUIPMENT - 1.6%
  Waters Corp. *                                  112,400        5,259
                                                  -------     --------
HEALTHCARE - PRODUCTS - 4.9%
  Advanced Neuromodulation Systems, Inc. *        105,000        4,143
  Gen-Probe, Inc. *                                74,200        3,354
  St. Jude Medical, Inc. *                         93,300        3,912
  Zimmer Holdings, Inc. *                          63,300        5,072
                                                  -------     --------
                                                                16,481
                                                  -------     --------
INTERNET - 2.1%
  McAfee, Inc. *                                  154,900        4,481
  Symantec Corp. *                                105,400        2,715
                                                  -------     --------
                                                                 7,196
                                                  -------     --------
LEISURE TIME - 3.5%
  Life Time Fitness, Inc. *                       206,224        5,337
  Royal Caribbean Cruises Ltd.                    120,300        6,549
                                                  -------     --------
                                                                11,886
                                                  -------     --------
LODGING - 3.1%
  Marriott International, Inc., Class A            91,550        5,766
  Starwood Hotels & Resorts Worldwide, Inc.        84,300        4,923
                                                  -------     --------
                                                                10,689
                                                  -------     --------
MACHINERY - DIVERSIFIED - 7.4%
  Danaher Corp.                                    99,900        5,735
  Dover Corp.                                      81,900        3,435
  ITT Industries, Inc.                             65,700        5,548
  Rockwell Automation, Inc.                       121,000        5,996
  Roper Industries, Inc.                           69,000        4,193
                                                  -------     --------
                                                                24,907
                                                  -------     --------
MEDIA - 1.4%
  Scripps (E.W.) Co., Class A                     101,200        4,886
                                                  -------     --------

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                   NUMBER      VALUE
                                                 OF SHARES     (000S)
                                                 ---------    -------
COMMON STOCKS - 98.1% - CONTINUED

OIL & GAS - 3.4%
  Bill Barrett Corp. *                             30,853     $    987
  Devon Energy Corp.                              130,400        5,075
  XTO Energy, Inc.                                149,400        5,286
                                                  -------     --------
                                                                11,348
                                                  -------     --------
OIL & GAS SERVICES - 2.8%
  BJ Services Co.                                  93,600        4,356
  Smith International, Inc. *                      91,700        4,990
                                                  -------     --------
                                                                 9,346
                                                  -------     --------
PHARMACEUTICALS - 4.9%
  Caremark Rx, Inc. *                             130,000        5,126
  Endo Pharmaceuticals Holdings, Inc. *           142,500        2,995
  Gilead Sciences, Inc. *                         112,900        3,950
  Sepracor, Inc. *                                 77,000        4,572
                                                  -------     --------
                                                                16,643
                                                  -------     --------
RETAIL - 9.2%
  Applebee's International, Inc. *                136,700        3,616
  Coach, Inc. *                                   119,300        6,729
  Dick's Sporting Goods, Inc. *                   182,300        6,408
  Petsmart, Inc.                                  148,700        5,283
  Starbucks Corp. *                                91,500        5,706
  Urban Outfitters, Inc. *                         75,100        3,334
                                                  -------     --------
                                                                31,076
                                                  -------     --------
SEMICONDUCTORS - 4.3%
  Broadcom Corp., Class A *                       106,600        3,441
  Integrated Circuit Systems, Inc. *              174,200        3,644
  Kla-Tencor Corp. *                               72,100        3,359
  National Semiconductor Corp.                    234,600        4,211
                                                  -------     --------
                                                                14,655
                                                  -------     --------
SOFTWARE - 5.0%
  Cognos, Inc. *                                   94,700        4,172
  Hyperion Solutions Corp. *                      118,300        5,515
  Manhattan Associates, Inc. *                    177,200        4,232
  Mercury Interactive Corp. *                      68,800        3,134
                                                  -------     --------
                                                                17,053
                                                  -------     --------
TELECOMMUNICATIONS - 1.2%
  Nextel Partners, Inc., Class A *                212,600        4,154
                                                  -------     --------

TELECOMMUNICATIONS EQUIPMENT - 3.8%
  Adtran, Inc.                                    225,600        4,318
  Andrew Corp. *                                  242,700        3,308
  Juniper Networks, Inc. *                        188,400        5,123
                                                  -------     --------
                                                                12,749
                                                  -------     --------
TRANSPORTATION - 2.7%
  Expeditors International Washington, Inc.        61,500        3,437
  UTI Worldwide, Inc.                              82,300        5,598
                                                  -------     --------
                                                                 9,035
                                                  -------     --------
TOTAL COMMON STOCKS
(COST $275,743)                                                331,819

                                                 PRINCIPAL
                                                  AMOUNT       VALUE
                                                  (000S)       (000S)
                                                 ---------    --------
SHORT-TERM INVESTMENT - 1.9%
  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                                 $ 6,307        6,307
                                                  -------     --------
TOTAL SHORT-TERM INVESTMENT
                                                  -------     --------
(COST $6,307)                                                    6,307

TOTAL INVESTMENTS - 100.0%
(COST $282,050)                                               $338,126

* Non-Income Producing Security

At December 31, 2004, the industry sectors for the Mid Cap Growth Fund were:

INDUSTRY SECTOR                             % OF INVESTMENTS
---------------                             ----------------
Consumer Discretionary                                  24.8%
Consumer Staples                                         3.1
Energy                                                   6.2
Financials                                               5.7
Health Care                                             15.8
Industrials                                             17.8
Information Technology                                  25.3
Telecommunication Services                               1.3
                                                       -----

Total                                                  100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for feder income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                         $282,050
                                                        --------
Gross tax appreciation of investments                   $ 61,861
Gross tax depreciation of investments                     (5,785)
                                                        --------
Net tax appreciation of investments                     $ 56,076

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SELECT EQUITY FUND

                                                   NUMBER     VALUE
                                                 OF SHARES    (000S)
                                                 ---------   -------
COMMON STOCKS - 99.1%

AEROSPACE/DEFENSE - 3.0%
  Lockheed Martin Corp.                            56,000    $ 3,111
  Rockwell Collins, Inc.                           67,000      2,643
  United Technologies Corp.                        43,700      4,516
                                                  -------    -------
                                                              10,270
                                                  -------    -------
APPAREL - 1.2%
  NIKE, Inc., Class B                              47,500      4,308
                                                  -------    -------
BEVERAGES - 2.3%
  Coca-Cola (The) Co.                              84,600      3,522
  PepsiCo, Inc.                                    83,000      4,332
                                                  -------    -------
                                                               7,854
                                                  -------    -------
BIOTECHNOLOGY - 3.4%
  Amgen, Inc. *                                   107,000      6,864
  Biogen Idec, Inc. *                              44,000      2,931
  Invitrogen Corp. *                               30,600      2,054
                                                  -------    -------
                                                              11,849
                                                  -------    -------
CHEMICALS - 0.9%
  Air Products & Chemicals, Inc.                   31,400      1,820
  Ecolab, Inc.                                     40,000      1,405
                                                  -------    -------
                                                               3,225
                                                  -------    -------
COMPUTERS - 8.7%
  Apple Computer, Inc. *                           60,000      3,864
  Dell, Inc. *                                    256,800     10,822
  EMC Corp. of Massachusetts *                    420,000      6,245
  International Business Machines Corp.            96,000      9,464
                                                  -------    -------
                                                              30,395
                                                  -------    -------
COSMETICS/PERSONAL CARE - 5.2%
  Estee Lauder Cos. (The), Inc., Class A           22,000      1,007
  Gillette (The) Co.                               96,000      4,299
  Procter & Gamble Co.                            230,000     12,668
                                                  -------    -------
                                                              17,974
                                                  -------    -------
DIVERSIFIED FINANCIAL SERVICES - 5.2%
  American Express Co.                            150,000      8,456
  Capital One Financial Corp.                      44,000      3,705
  Goldman Sachs Group, Inc.                        43,400      4,515
  Price (T. Rowe) Group, Inc.                      25,000      1,555
                                                  -------    -------
                                                              18,231
                                                  -------    -------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
  Emerson Electric Co.                             49,700      3,484
  Energizer Holdings, Inc. *                       21,100      1,048
                                                  -------    -------
                                                               4,532
                                                  -------    -------
ELECTRONICS - 0.3%
  Vishay Intertechnology, Inc. *                   59,700        897
                                                  -------    -------
FOOD - 1.3%
  Sara Lee Corp.                                  100,400      2,424
  Sysco Corp.                                      59,000      2,252
                                                  -------    -------
                                                               4,676
                                                  -------    -------
HEALTHCARE - PRODUCTS - 7.3%
  Bausch & Lomb, Inc.                              31,300      2,017
  Becton, Dickinson & Co.                          63,200      3,590
  Biomet, Inc.                                     30,000      1,302
  Guidant Corp.                                    49,000      3,533
  Johnson & Johnson                               234,000     14,840
                                                  -------    -------
                                                              25,282
                                                  -------    -------
HEALTHCARE - SERVICES - 2.1%
  Health Management Associates, Inc., Class A     125,200      2,844
  UnitedHealth Group, Inc.                         52,500      4,622
                                                  -------    -------
                                                               7,466
                                                  -------    -------
HOUSEHOLD PRODUCTS/WARES - 0.6%
  Clorox Co.                                       36,300      2,139
                                                  -------    -------
INSURANCE - 1.3%
  Prudential Financial, Inc.                       85,000      4,672
                                                  -------    -------
INTERNET - 4.2%
  eBay, Inc. *                                     68,500      7,965
  Yahoo!, Inc. *                                  180,000      6,783
                                                  -------    -------
                                                              14,748
                                                  -------    -------
LODGING - 2.2%
  Marriott International, Inc., Class A            71,000      4,471
  Starwood Hotels & Resorts Worldwide, Inc.        56,900      3,323
                                                  -------    -------
                                                               7,794
                                                  -------    -------
MACHINERY - CONSTRUCTION & MINING - 1.8%
  Caterpillar, Inc.                                62,500      6,094
                                                  -------    -------
MACHINERY - DIVERSIFIED - 0.6%
  Rockwell Automation, Inc.                        38,600      1,913
                                                  -------    -------
MEDIA - 1.6%
  McGraw-Hill Cos. (The), Inc.                     62,200      5,694
                                                  -------    -------
MINING - 1.4%
  Freeport-McMoRan Copper & Gold, Inc., Class B    45,000      1,720
  Newmont Mining Corp.                             71,000      3,153
                                                  -------    -------
                                                               4,873
                                                  -------    -------
MISCELLANEOUS MANUFACTURING - 2.1%
  General Electric Co.                            159,000      5,804

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                      NUMBER    VALUE
                                                    OF SHARES   (000S)
                                                    ---------  --------
COMMON STOCKS - 99.1% - CONTINUED

MISCELLANEOUS MANUFACTURING - 2.1% - (CONTINUED)
  ITT Industries, Inc.                                 16,500  $  1,393
                                                     --------  --------
                                                                  7,197
                                                     --------  --------

OIL & GAS SERVICES - 1.7%
  Baker Hughes, Inc.                                   98,000     4,182
  BJ Services Co.                                      36,000     1,675
                                                     --------  --------
                                                                  5,857
                                                     --------  --------
PHARMACEUTICALS - 10.5%
  Abbott Laboratories                                  69,000     3,219
  Cardinal Health, Inc.                                81,000     4,710
  Cephalon, Inc. *                                     38,000     1,933
  Forest Laboratories, Inc. *                          84,700     3,800
  IVAX Corp. *                                        124,100     1,963
  Medco Health Solutions, Inc. *                       50,900     2,118
  Pfizer, Inc.                                        399,900    10,753
  Schering-Plough Corp.                               160,000     3,341
  Teva Pharmaceutical Industries Ltd. ADR              93,800     2,801
  Watson Pharmaceuticals, Inc. *                       61,000     2,001
                                                     --------  --------
                                                                 36,639
                                                     --------  --------
RETAIL - 6.9%
  Costco Wholesale Corp.                               37,000     1,791
  CVS Corp.                                            50,700     2,285
  Staples, Inc.                                       157,500     5,310
  Starbucks Corp. *                                   100,000     6,236
  Wal-Mart Stores, Inc.                                77,000     4,067
  Yum! Brands, Inc.                                    95,000     4,482
                                                     --------  --------
                                                                 24,171
                                                     --------  --------
SEMICONDUCTORS - 6.5%
  Applied Materials, Inc. *                           170,200     2,910
  Freescale Semiconductor, Inc. *                      50,000       891
  Freescale Semiconductor, Inc., Class B *             21,700       398
  Intel Corp.                                         206,000     4,818
  International Rectifier Corp. *                      19,900       887
  Kla-Tencor Corp. *                                   60,000     2,795
  Lam Research Corp. *                                 66,500     1,923
  Marvell Technology Group Ltd. *                      81,800     2,902
  Texas Instruments, Inc.                             206,000     5,072
                                                     --------  --------
                                                                 22,596
                                                     --------  --------

SOFTWARE - 8.0%
  Adobe Systems, Inc.                                  60,000     3,764
  Computer Associates International, Inc.             149,100     4,631
  Mercury Interactive Corp. *                          14,000       638
  Microsoft Corp.                                     495,300    13,230
  NAVTEQ Corp. *                                       36,600     1,697
  Symantec Corp. *                                    153,000     3,941
                                                     --------  --------
                                                                 27,901
                                                     --------  --------
TELECOMMUNICATIONS - 5.2%
  Juniper Networks, Inc. *                            173,000     4,704
  Motorola, Inc.                                      186,000     3,199
  Nextel Communications, Inc., Class A *              135,000     4,050
  Nextel Partners, Inc., Class A *                    100,000     1,954
  Sprint Corp. (FON Group)                            166,000     4,125
                                                     --------  --------
                                                                 18,032
                                                     --------  --------
TRANSPORTATION - 2.3%
  Hunt (J.B.) Transport Services, Inc.                 22,000       987
  United Parcel Service, Inc., Class B                 82,500     7,050
                                                     --------  --------
                                                                  8,037
                                                     --------  --------
TOTAL COMMON STOCKS
                                                     --------  --------
  (COST $306,145)                                               345,316

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                     --------- --------
SHORT-TERM INVESTMENT - 0.9%
  Barclays Bank, Global Treasury
    Services, London, Eurodollar
    Time Deposit, 2.25%, 1/3/05
                                                     $  3,088     3,088
                                                     --------  --------
TOTAL SHORT-TERM INVESTMENT
                                                     --------  --------
  (COST $3,088)                                                   3,088
                                                     --------  --------
TOTAL INVESTMENTS - 100.0%
                                                     --------  --------
 (COST $309,233)                                               $348,404


*  Non-Income Producing Security

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SELECT EQUITY FUND (continued)

At December 31, 2004, the industry sectors for the Select Equity Fund were:

INDUSTRY SECTOR                                % OF INVESTMENTS
---------------                                ----------------
Consumer Discretionary                                     12.1%
Consumer Staples                                           12.1
Energy                                                      1.7
Financials                                                  6.6
Health Care                                                23.5
Industrials                                                10.7
Information Technology                                     28.0
Materials                                                   2.4
Telecommunication Services                                  2.9
                                                          -----
Total                                                     100.0%
                                                          -----

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                $  309,233
                                               ----------
Gross tax appreciation of investments          $   40,791
Gross tax depreciation of investments              (1,620)
                                               ----------
Net tax appreciation of investments            $   39,171
                                               ----------

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP GROWTH FUND

                                                     NUMBER       VALUE
                                                   OF SHARES      (000S)
                                                   ---------     -------
COMMON STOCKS - 100.0%

ADEVERTISING - 1.1%
  Getty Images, Inc. *                               14,700      $ 1,012
                                                    -------      -------
AEROSPACE/DEFENSE - 1.1%
  Esterline Technologies Corp. *                     30,600          999
                                                    -------      -------
APPAREL - 2.2%
  Deckers Outdoor Corp. *                            22,600        1,062
  Quiksilver, Inc. *                                 31,900          950
                                                    -------      -------
                                                                   2,012
                                                    -------      -------
BANKS - 1.9%
  East-West Bancorp, Inc.                            42,700        1,792
                                                    -------      -------
BIOTECHNOLOGY - 1.4%
  Serologicals Corp. *                               57,400        1,270
                                                    -------      -------
COMMERCIAL SERVICES - 9.2%
  Alliance Data Systems Corp. *                      23,500        1,116
  Bright Horizons Family Solutions, Inc. *           21,800        1,412
  Corporate Executive Board Co.                      21,600        1,446
  CoStar Group, Inc. *                               33,200        1,533
  iPayment, Inc. *                                   34,800        1,723
  Labor Ready, Inc. *                                76,300        1,291
                                                    -------      -------
                                                                   8,521
                                                    -------      -------
COMPUTERS - 2.0%
  Manhattan Associates, Inc. *                       47,100        1,125
  Research In Motion Ltd. *                           9,100          750
                                                    -------      -------
                                                                   1,875
                                                    -------      -------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
  Chicago Mercantile Exchange                         7,400        1,692
                                                    -------      -------
ELECTRONICS - 2.2%
  Cymer, Inc. *                                      67,300        1,988
                                                    -------      -------
ENTERTAINMENT - 4.7%
  Great Wolf Resorts, Inc. *                         61,900        1,383
  Lions Gate Entertainment Corp. *                  129,300        1,373
  Penn National Gaming, Inc. *                       26,800        1,623
                                                    -------      -------
                                                                   4,379
                                                    -------      -------
ENVIRONMENTAL CONTROL - 1.6%
  Stericycle, Inc. *                                 32,600        1,498
                                                    -------      -------
FOOD - 1.2%
  United Natural Foods, Inc. *                       35,400        1,101
                                                    -------      -------
HEALTHCARE - PRODUCTS - 13.0%
  Advanced Medical Optics, Inc. *                    23,600          971
  Advanced Neuromodulation Systems, Inc. *           36,500        1,440
  American Medical Systems Holdings, Inc. *          36,900        1,543
  Cooper Cos., Inc.                                  14,500        1,024
  Gen-Probe, Inc. *                                  30,400        1,374
  IDEXX Laboratories, Inc. *                         25,800        1,408
  Inamed Corp. *                                     21,500        1,360
  Respironics, Inc. *                                26,100        1,419
  Sybron Dental Specialties, Inc. *                  42,100        1,490
                                                    -------      -------
                                                                  12,029
                                                    -------      -------
HEALTHCARE - SERVICES - 2.1%
  Pediatrix Medical Group, Inc. *                    20,000        1,281
  Psychiatric Solutions, Inc. *                      17,500          640
                                                    -------      -------
                                                                   1,921
                                                    -------      -------
INSURANCE - 1.1%
  Selective Insurance Group, Inc.                    23,700        1,048
                                                    -------      -------
INTERNET - 0.7%
  Shopping.com Ltd. *                                23,400          661
                                                    -------      -------
IRON/STEEL - 1.0%
  Reliance Steel & Aluminum Co.                      22,700          884
                                                    -------      -------
LEISURE TIME - 1.4%
  Life Time Fitness, Inc. *                          49,700        1,286
                                                    -------      -------
LODGING - 2.4%
  La Quinta Corp. *                                 139,300        1,266
  Station Casinos, Inc.                              18,000          984
                                                    -------      -------
                                                                   2,250
                                                    -------      -------
MACHINERY - DIVERSIFIED - 1.4%
  Zebra Technologies Corp., Class A *                23,500        1,323
                                                    -------      -------
MISCELLANEOUS MANUFACTURING - 2.1%
  Ceradyne, Inc. *                                   33,600        1,922
                                                    -------      -------
OIL & GAS - 4.6%
  Bill Barrett Corp. *                                8,500          272
  Edge Petroleum Corp. of Delaware *                 42,400          618
  Range Resources Corp.                              59,400        1,216
  Southwestern Energy Co. *                          42,300        2,144
                                                    -------      -------
                                                                   4,250
                                                    -------      -------
OIL & GAS SERVICES - 3.3%
  Cal Dive International, Inc. *                     62,100        2,531
  Veritas DGC, Inc. *                                22,000          493
                                                    -------      -------
                                                                   3,024
                                                    -------      -------
PACKAGING & CONTAINERS - 1.8%
  Greif Inc., Class A                                30,400        1,702
                                                    -------      -------
PHARMACEUTICALS - 1.5%
  VCA Antech, Inc. *                                 68,700        1,347
                                                    -------      -------

EQUITY FUND 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                     NUMBER       VALUE
                                                   OF SHARES     (000S)
                                                   ---------    -------
COMMON STOCKS - 100.0% - CONTINUED

REITS - 1.3%
 Centerpoint Properties Corp.                        25,500     $ 1,221
                                                    -------     -------
RESTAURANTS - 1.3%
 Applebee's International, Inc.                      44,600       1,180
                                                    -------     -------
RETAIL - 4.9%
 Aeropostale, Inc. *                                 31,100         915
 Copart, Inc. *                                      61,400       1,616
 Dick's Sporting Goods, Inc. *                       56,200       1,976
                                                    -------     -------
                                                                  4,507
                                                    -------     -------
SEMICONDUCTORS - 1.2%

 Integrated Circuit Systems, Inc. *                  53,700       1,123
                                                    -------     -------
SOFTWARE - 11.5%
 Ansys, Inc. *                                       60,900       1,952
 Certegy, Inc.                                       40,500       1,439
 Cognos, Inc. *                                      45,100       1,987
 Global Payments, Inc.                               29,500       1,727
 Hyperion Solutions Corp. *                          41,100       1,916
 Quality Systems, Inc. *                             26,000       1,555
                                                    -------     -------
                                                                 10,576
                                                    -------     -------
TELECOMMUNICATIONS - 6.9%
 Adtran, Inc.                                        61,100       1,170
 Andrew Corp. *                                     103,700       1,413
 Plantronics, Inc.                                   29,300       1,215
 RF Micro Devices, Inc. *                           201,100       1,376
 Western Wireless Corp., Class A *                   39,800       1,166
                                                    -------     -------
                                                                  6,340
                                                    -------     -------
TRANSPORTATION - 6.1%
 Forward Air Corp. *                                 19,000         849
 General Maritime Corp. *                            39,200       1,566
 Hunt (J.B.) Transport Services, Inc.                34,200       1,534
 UTI Worldwide, Inc.                                 24,200       1,646
                                                    -------     -------
                                                                  5,595
                                                    -------     -------
TOTAL COMMON STOCKS
                                                    -------     -------
(COST $73,807)                                                   92,328

                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     (000S)       (000S)
                                                   ---------     -------
SHORT-TERM INVESTMENT - 0.0%

 Barclays Bank, Global Treasury Services,
  London, Eurodollar Time Deposit,
  2.25%, 1/3/05                                    $       4     $     4
                                                   ---------     -------
TOTAL SHORT-TERM INVESTMENT
                                                   ---------     -------
(COST $4)                                                              4
                                                   ---------     -------
TOTAL INVESTMENTS - 100.0%
                                                   ---------     -------
(COST $73,811)                                                   $92,332

*  Non-Income Producing Security

At December 31, 2004, the industry sectors for the Small Cap Growth Fund were:

INDUSTRY SECTOR                                     % OF INVESTMENTS
------------------                                  ----------------
Consumer Discretionary                                         16.1%
Consumer Staples                                                1.2
Energy                                                          9.5
Financials                                                      6.2
Health Care                                                    18.7
Industrials                                                    17.8
Information Technology                                         27.4
Materials                                                       1.8
Telecommunication Services                                      1.3
                                                              -----
 Total                                                        100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                     $73,811
                                                    -------
Gross tax appreciation of investments               $19,084
Gross tax depreciation of investments                  (563)
                                                    -------
Net tax appreciation of investments                 $18,521
                                                    -------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

      SCHEDULE OF INVESTMENTS
      SMALL CAP INDEX FUND

                                             NUMBER   VALUE
                                           OF SHARES  (000S)
                                           ---------  ------
COMMON STOCKS - 98.4%

ADVERTISING - 0.5%
  Advo, Inc.                                   9,962  $  355
  Catalina Marketing Corp.                    17,300     512
  Greenfield Online, Inc. *                    1,500      33
  Grey Global Group, Inc.                        288     317
  R.H. Donnelley Corp. *                       7,700     455
  Sitel Corp. *                               20,600      51
  ValueVision Media, Inc., Class A *           6,600      92
  Ventiv Health, Inc. *                        6,200     126
                                              ------  ------
                                                       1,941
                                              ------  ------
AEROSPACE/DEFENSE - 1.3%
  AAR Corp. *                                 10,700     146
  Armor Holdings, Inc. *                       9,500     447
  BE Aerospace, Inc. *                        19,100     222
  Curtiss-Wright Corp.                         7,000     402
  DRS Technologies, Inc. *                     7,789     333
  Ducommun, Inc. *                             2,400      50
  EDO Corp.                                    5,200     165
  Engineered Support Systems, Inc.             7,375     437
  Esterline Technologies Corp. *               8,100     264
  GenCorp, Inc. *                             15,400     286
  Heico Corp.                                  6,100     138
  Herley Industries, Inc. *                    4,400      89
  Innovative Solutions & Supports, Inc. *      2,400      80
  Kaman Corp., Class A                         7,800      99
  Moog, Inc., Class A *                        8,575     389
  MTC Technologies, Inc. *                     2,200      74
  Orbital Sciences Corp. *                    16,900     200
  Sequa Corp., Class A *                       2,000     122
  Teledyne Technologies, Inc. *               10,800     318
  Titan Corp. *                               28,100     455
  Triumph Group, Inc. *                        5,300     209
  United Industrial Corp. of New York          3,300     128
                                              ------  ------
                                                       5,053
                                              ------  ------
AGRICULTURE - 0.3%
  Alico, Inc.                                  1,200      70
  Delta & Pine Land Co.                       12,600     344
  DIMON, Inc.                                 14,800      99
  Maui Land & Pineapple Co., Inc. *            1,100      43
  Standard Commercial Corp.                    3,500      68
  Tejon Ranch Co. *                            2,400      98
  Universal Corp. of Virginia                  8,400     402
  Vector Group Ltd.                            8,154     136
                                              ------  ------
                                                       1,260
                                              ------  ------
AIRLINES - 0.6%
  Airtran Holdings, Inc. *                    28,100     301
  Alaska Air Group, Inc. *                     9,900     331
  America West Holdings Corp., Class B *      11,800      78
  Continental Airlines, Inc., Class B *       22,100     299
  Delta Air Lines, Inc. *                     35,800     268
  ExpressJet Holdings, Inc. *                 12,500     161
  FLYi, Inc. *                                15,200      27
  Frontier Airlines, Inc. *                   11,950     136
  Mesa Air Group, Inc. *                      10,700      85
  Northwest Airlines Corp. *                  26,000     284
  Pinnacle Airlines Corp., *                   7,000      98
  Skywest, Inc.                               19,500     391
                                              ------  ------
                                                       2,459
                                              ------  ------
APPAREL - 0.9%
  Carter , Inc. *                              1,800      61
  Cherokee, Inc.                               2,200      78
  Deckers Outdoor Corp. *                      3,000     141
  DHB Industries, Inc. *                       6,900     131
  Guess?, Inc. *                               5,100      64
  Gymboree Corp. *                            10,200     131
  Hartmarx Corp. *                             8,400      65
  K-Swiss, Inc., Class A                       8,700     253
  Kellwood Co.                                 9,050     312
  Oshkosh B'Gosh, Inc., Class A                2,700      58
  Oxford Industries, Inc.                      4,400     182
  Perry Ellis International, Inc. *            2,100      43
  Phillips-Van Heusen Corp.                    8,000     216
  Quiksilver, Inc. *                          18,600     554
  Russell Corp.                                9,600     187
  Skechers U.S.A., Inc., Class A *             6,700      87
  Steven Madden Ltd. *                         3,500      66
  Stride Rite Corp.                           12,900     144
  Warnaco Group (The), Inc. *                 15,300     331
  Weyco Group, Inc.                            1,000      44
  Wolverine World Wide, Inc.                  13,200     415
                                              ------  ------
                                                       3,563
                                              ------  ------
AUTO MANUFACTURERS - 0.1%
  A.S.V., Inc. *                               2,600     125

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                     NUMBER    VALUE
                                                    OF SHARES  (000S)
                                                    ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

AUTO MANUFACTURERS - 0.1% - (CONTINUED)
   Wabash National Corp. *                           10,000    $  269
                                                     ------    ------
                                                                  394
                                                     ------    ------
AUTO PARTS & EQUIPMENT - 1.0%
   Aftermarket Technology Corp. *                     3,900        63
   ArvinMeritor, Inc.                                23,100       517
   Bandag, Inc.                                       3,700       184
   Collins & Aikman Corp. *                          11,860        52
   Commercial Vehicle Group, Inc. *                   2,900        63
   Cooper Tire & Rubber Co.                          22,000       474
   Exide Technologies *                               7,300       101
   Goodyear Tire & Rubber (The) Co. *                50,800       745
   Hayes Lemmerz International, Inc. *               13,200       116
   Keystone Automotive Industries, Inc. *             5,500       128
   Modine Manufacturing Co.                           7,800       263
   Noble International Ltd.                           2,500        51
   Standard Motor Products, Inc.                      3,500        55
   Strattec Security Corp. *                          1,100        69
   Superior Industries International, Inc.            7,500       218
   Tenneco Automotive, Inc. *                        14,200       245
   Tower Automotive, Inc. *                          19,200        46
   Visteon Corp.                                     43,500       425
                                                     ------    ------
                                                                3,815
                                                     ------    ------
BANKS - 8.1%
   1st Source Corp.                                   4,326       110
   ABC Bancorp                                        3,600        76
   Alabama National Bancorp                           4,200       271
   Amcore Financial, Inc.                             8,282       267
   AmericanWest Bancorp *                             3,520        71
   Arrow Financial Corp.                              3,075        95
   Bancfirst Corp.                                    1,300       103
   Bancorp Inc./Wilmington DE *                       2,185        35
   BancorpSouth, Inc.                                25,500       621
   BancTrust Financial Group, Inc.                    2,400        59
   Bank of Granite Corp.                              4,660        97
   Bank of the Ozarks, Inc.                           3,400       116
   Banner Corp.                                       3,500       109
   Boston Private Financial Holdings, Inc.            9,800       276
   Bryn Mawr Bank Corp.                               2,600        57
   Camden National Corp.                              3,000       118
   Capital City Bank Group, Inc.                      3,287       137
   Capital Corp. of the West                          1,800        85
   Capitol Bancorp Ltd.                               3,400       120
   Cascade Bancorp                                    5,625       114
   Cathay Bancorp, Inc.                              14,400       540
   Center Financial Corp.                             3,200        64
   Central Coast Bancorp *                            3,263        75
   Central Pacific Financial Corp.                    9,280       336
   Century Bancorp, Inc. of Massachusetts, Class A    1,100        32
   Chemical Financial Corp.                           7,719       331
   Chittenden Corp.                                  15,416       443
   Citizens Banking Corp. of Michigan                14,400       495
   City Holding Co.                                   5,300       192
   CityBank Lynwood of Washington                     2,800       101
   CoBiz, Inc.                                        4,350        88
   Columbia Bancorp                                   2,000        68
   Columbia Banking Systems, Inc.                     5,166       129
   Community Bank System, Inc.                        8,600       243
   Community Banks, Inc.                              3,592       101
   Community Trust Bancorp, Inc.                      4,335       140
   Corus Bankshares, Inc.                             5,000       240
   CVB Financial Corp.                               11,890       316
   East-West Bancorp, Inc.                           16,700       701
   EuroBancshares, Inc. *                             2,500        53
   Farmers Capital Bank Corp.                         2,100        87
   Financial Institutions, Inc.                       2,900        67
   First Bancorp of North Carolina                    3,900       106
   First BanCorp of Puerto Rico                      11,400       724
   First Busey Corp.                                  4,950       103
   First Charter Corp.                               10,500       275
   First Citizens Bancshares, Inc., Class A           1,900       282
   First Commonwealth Financial Corp.                23,028       354
   First Community Bancorp of California              4,100       175
   First Community Bancshares, Inc.                   3,359       121
   First Financial Bancorp                           11,224       196
   First Financial Bankshares, Inc.                   4,846       217
   First Financial Corp. of Indiana                   4,806       168
   First Indiana Corp.                                4,162        94
   First Merchants Corp.                              6,527       185
   First Midwest Bancorp, Inc. of Illinois           15,500       563
   First National Bankshares of Florida, Inc.        19,829       474
   First Oak Brook Bancshares, Inc.                   2,250        73
   First of Long Island (The) Corp.                   1,200        61
   First Republic Bank                                4,400       233
   First State Bancorporation                         2,600        96

                                 NORTHERN FUNDS QUARTERLY REPORT 2 EQUITYY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND(continued)

                                                         NUMBER   VALUE
                                                       OF SHARES  (000S)
                                                       ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

BANKS - 8.1% - (CONTINUED)
   FNB Corp.                                             16,500   $  336
   FNB Corp. of Virginia                                  2,000       57
   Frontier Financial Corp.                               5,400      209
   GB&T Bancshares, Inc.                                  3,000       72
   German American Bancorp                                3,255       52
   Glacier Bancorp, Inc.                                  7,837      267
   Gold Banc Corp., Inc.                                 13,500      197
   Great Southern Bancorp, Inc.                           3,900      137
   Greater Bay Bancorp                                   17,100      477
   Hancock Holding Co.                                    9,024      302
   Hanmi Financial Corp.                                  4,900      176
   Harleysville National Corp.                            8,809      234
   Heartland Financial USA, Inc.                          3,300       66
   IBERIABANK Corp.                                       2,000      133
   Independent Bank Corp. of Massachusetts                4,600      155
   Independent Bank Corp. of Michigan                     5,645      168
   Integra Bank Corp.                                     5,443      126
   Interchange Financial Services Corp. of New Jersey     4,000      104
   Irwin Financial Corp.                                  5,600      159
   Lakeland Bancorp, Inc.                                 4,860       85
   Lakeland Financial Corp.                               1,800       71
   Macatawa Bank Corp.                                    3,150      102
   Main Street Banks, Inc.                                4,700      164
   MainSource Financial Group, Inc.                       3,463       83
   MB Financial, Inc.                                     6,450      272
   MBT Financial Corp.                                    5,500      128
   Mercantile Bank Corp.                                  2,205       87
   Mid-State Bancshares                                   7,500      215
   Midwest Banc Holdings, Inc.                            3,800       83
   Nara Bancorp, Inc.                                     6,200      132
   National Penn Bancshares, Inc.                        10,952      303
   NBC Capital Corp.                                      2,400       64
   NBT Bancorp, Inc.                                     10,504      270
   Oak Hill Financial, Inc.                               1,700       66
   Old National Bancorp of Indiana                       21,900      566
   Old Second Bancorp, Inc.                               4,800      153
   Omega Financial Corp.                                  3,778      130
   Oriental Financial Group, Inc.                         6,148      174
   Pacific Capital Bancorp                               15,033      511
   Park National Corp.                                    4,725      640
   Peapack Gladstone Financial Corp.                      2,651       84
   Pennrock Financial Services Corp.                      2,676      104
   Peoples Bancorp, Inc. of Ohio                          3,760      103
   Peoples Holding (The) Co.                              3,000       99
   Placer Sierra Bancshares                               2,400       68
   PrivateBancorp, Inc.                                   5,500      177
   Prosperity Bancshares, Inc.                            5,000      146
   Provident Bankshares Corp.                            10,956      399
   R & G Financial Corp., Class B                         9,350      364
   Republic Bancorp, Inc. of Kentucky, Class A            2,625       67
   Republic Bancorp, Inc. of Michigan                    23,436      358
   Riggs National Corp. *                                 5,800      123
   Royal Bancshares of Pennsylvania, Inc., Class A        1,583       43
   S & T Bancorp, Inc.                                    7,600      286
   Sandy Spring Bancorp, Inc.                             5,100      196
   Santander BanCorp                                      1,879       57
   SCBT Financial Corp.                                   3,032      102
   Seacoast Banking Corp. of Florida                      4,020       89
   Security Bank Corp.                                    1,300       52
   Signature Bank/New York                                1,700       55
   Silicon Valley Bancshares *                           11,800      529
   Simmons First National Corp., Class A                  5,000      145
   Smithtown Bancorp, Inc.                                1,600       51
   Southern Community Financial Corp.                     4,100       42
   Southside Bancshares , Inc.                            3,292       75
   Southwest Bancorp of Texas, Inc.                      22,900      533
   Southwest Bancorp, Inc. of Oklahoma                    3,800       93
   State Bancorp, Inc.                                    2,530       70
   State Financial Services Corp., Class A                1,800       54
   Sterling Bancorp of New York                           5,442      154
   Sterling Bancshares, Inc. of Texas                    14,925      213
   Sterling Financial Corp. of Pennsylvania               7,406      212
   Suffolk Bancorp                                        3,900      136
   Sun Bancorp, Inc. of New Jersey *                      2,909       73
   Susquehanna Bancshares, Inc.                          15,479      386
   SY Bancorp, Inc.                                       3,700       89
   Taylor Capital Group, Inc.                             1,300       44
   Texas Capital Bancshares, Inc. *                       7,100      154
   Texas Regional Bancshares, Inc., Class A              13,751      449
   Tompkins Trustco, Inc.                                 2,730      146
   Trico Bancshares                                       3,800       89
   Trustco Bank Corp. of New York                        24,094      332
   Trustmark Corp.                                       15,500      482
   UMB Financial Corp.                                    4,856      275

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                             NUMBER     VALUE
                                            OF SHARES   (000S)
                                            ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

BANKS - 8.1% - (CONTINUED)
   Umpqua Holdings Corp.                      14,583   $    368
   Union Bankshares Corp.                      2,700        104
   United Bankshares, Inc.                    12,500        477
   United Community Banks, Inc. of Georgia     9,600        259
   Univest Corp. of Pennsylvania               2,300        106
   Unizan Financial Corp.                      6,910        182
   USB Holding Co., Inc.                      54,357        109
   Virginia Commerce Bancorp *                 2,125         60
   Virginia Financial Group, Inc.              2,500         92
   Washington Trust Bancorp, Inc.              4,600        135
   WesBanco, Inc.                              6,300        201
   West Bancorp                                5,985        105
   West Coast Bancorp of Oregon                5,600        142
   Westamerica Bancorporation                 10,600        618
   Western Sierra Bancorp *                    2,025         78
   Wilshire Bancorp, Inc. *                    4,700         78
   Wintrust Financial Corp.                    7,100        404
   Yardville National Bancorp                  2,900         99
                                              ------   --------
                                                         31,420
                                              ------   --------
BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *            2,400         51
   Coca-Cola Bottling Co. Consolidated         1,527         87
   Farmer Bros. Co.                            2,400         58
   Hansen Natural Corp. *                      2,000         73
   Peet's Coffee & Tea, Inc. *                 4,200        111
                                              ------   --------
                                                            380
                                              ------   --------
BIOTECHNOLOGY - 1.9%
   Aksys Ltd. *                                3,400         19
   Alexion Pharmaceuticals, Inc. *             9,000        227
   Applera Corp. (Celera Genomics Group) *    24,200        333
   Ariad Pharmaceuticals, Inc. *              17,400        129
   Avant Immunotherapeutics, Inc. *           26,000         52
   Axonyx, Inc. *                             17,800        110
   Bio-Rad Laboratories, Inc., Class A *       5,700        327
   Biocryst Pharmaceuticals, Inc. *            5,800         34
   Cambrex Corp.                               8,700        236
   CancerVax Corp. *                           4,700         51
   Cell Genesys, Inc. *                       15,000        122
   Ciphergen Biosystems, Inc. *                8,000         34
   Corgentech, Inc. *                          2,400         20
   CuraGen Corp. *                            15,100        108
   Curis, Inc. *                              14,800         77
   Cytogen Corp. *                             5,400         62
   Cytokinetics, Inc. *                        2,800         29
   Decode Genetics, Inc. *                    16,800        131
   Digene Corp. *                              4,700        123
   Diversa Corp. *                             7,300         64
   Encysive Pharmaceuticals, Inc. *           19,000        189
   Enzo Biochem, Inc. *                        8,307        162
   Enzon Pharmaceuticals, Inc. *              14,700        202
   Exelixis, Inc. *                           22,100        210
   Genaera Corp. *                            19,200         66
   Genelabs Technologies, Inc. *              27,900         34
   Genencor International, Inc. *              3,000         49
   Geron Corp. *                              15,000        120
   Human Genome Sciences, Inc. *              43,200        519
   Illumina, Inc. *                           10,800        102
   Immunogen, Inc. *                          12,600        111
   Immunomedics, Inc. *                       14,300         43
   Incyte Corp. *                             23,300        233
   Integra LifeSciences Holdings Corp. *       6,800        251
   InterMune, Inc. *                           9,600        127
   Keryx Biopharmaceuticals, Inc. *            7,200         83
   Kosan Biosciences, Inc. *                   7,600         53
   Lexicon Genetics, Inc. *                   21,500        167
   Lifecell Corp. *                            9,500         97
   Maxim Pharmaceuticals, Inc. *              10,100         31
   Maxygen, Inc. *                             8,000        102
   Myogen, Inc. *                              5,800         47
   Myriad Genetics, Inc. *                    10,100        227
   Nanogen, Inc. *                            11,300         83
   Neose Technologies, Inc. *                  6,000         40
   Northfield Laboratories, Inc. *             6,400        144
   Oscient Pharmaceuticals Corp. *            21,000         77
   Peregrine Pharmaceuticals, Inc. *          39,700         46
   Praecis Pharmaceuticals, Inc. *            18,600         35
   Regeneration Technologies, Inc. *           8,500         89
   Regeneron Pharmaceuticals, Inc. *          12,600        116
   Seattle Genetics, Inc. *                   11,400         74
   Serologicals Corp. *                        9,700        215
   SuperGen, Inc. *                           17,100        121
   Telik, Inc. *                              14,700        281

                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)


                                               NUMBER     VALUE
                                              OF SHARES   (000S)
                                              ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

BIOTECHNOLOGY - 1.9% - (CONTINUED)
   Third Wave Technologies, Inc. *              10,100   $     87
   Transkaryotic Therapies, Inc. *               9,800        249
   Vertex Pharmaceuticals, Inc. *               26,300        278
                                              --------   --------
                                                            7,448
                                              --------   --------
BUILDING MATERIALS - 1.1%
   Aaon, Inc. *                                  3,400         55
   Apogee Enterprises, Inc.                     10,000        134
   Comfort Systems USA, Inc. *                  14,100        108
   Drew Industries, Inc. *                       2,600         94
   Eagle Materials, Inc.                         6,300        544
   ElkCorp                                       7,007        240
   Genlyte Group, Inc. *                         4,000        343
   Lennox International, Inc.                   14,900        303
   LSI Industries, Inc.                          6,312         72
   NCI Building Systems, Inc. *                  6,500        244
   Simpson Manufacturing Co., Inc.              12,200        426
   Texas Industries, Inc.                        7,100        443
   Trex Co., Inc. *                              3,400        178
   U.S. Concrete, Inc. *                         5,700         44
   Universal Forest Products, Inc.               5,300        230
   USG Corp. *                                  10,800        435
   York International Corp.                     13,900        480
                                              --------   --------
                                                            4,373
                                              --------   --------
CHEMICALS - 2.7%
   Aceto Corp.                                   5,750        109
   Airgas, Inc.                                 20,200        535
   Albemarle Corp.                              10,700        414
   American Vanguard Corp.                       1,800         66
   Arch Chemicals, Inc.                          7,500        216
   Cabot Microelectronics Corp. *                8,300        332
   Crompton Corp.                               38,510        454
   Cytec Industries, Inc.                       12,900        663
   Ferro Corp.                                  13,950        323
   FMC Corp. *                                  12,200        589
   Fuller (H.B.) Co.                             9,500        271
   Georgia Gulf Corp.                            9,500        473
   Grace (W.R.) & Co. *                         21,900        298
   Great Lakes Chemical Corp.                   16,700        476
   Hercules, Inc. *                             36,600        544
   Kronos Worldwide, Inc.                        1,364         56
   MacDermid, Inc.                               8,900        321
   Minerals Technologies, Inc.                   6,800        454
   Mosaic Co.(The) *                            38,700        632
   NewMarket Corp. *                             4,600         92
   NL Industries, Inc.                           2,600         57
   Octel Corp.                                   4,200         87
   Olin Corp.                                   23,100        509
   OM Group, Inc. *                              9,400        305
   Omnova Solutions, Inc. *                     12,200         69
   PolyOne Corp. *                              30,600        277
   Quaker Chemical Corp.                         2,800         70
   Schulman (A.), Inc.                          10,800        231
   Sensient Technologies Corp.                  15,200        365
   Spartech Corp.                                8,300        225
   Stepan Co.                                    1,800         44
   Symyx Technologies, Inc. *                    9,800        295
   Terra Industries, Inc. *                     13,200        117
   UAP Holding Corp. *                           8,500        147
   Valhi, Inc.                                   4,360         70
   Wellman, Inc.                                10,600        113
   Westlake Chemical Corp.                       3,700        124
                                              --------   --------
                                                           10,423
                                              --------   --------
COMMERCIAL SERVICES - 4.2%
   Aaron Rents, Inc.                            12,650        316
   ABM Industries, Inc.                         12,148        240
   ACE Cash Express, Inc. *                      3,300         98
   Administaff, Inc. *                           6,900         87
   Advisory Board (The) Co. *                    6,300        232
   Albany Molecular Research, Inc. *             7,400         82
   Alderwoods Group, Inc. *                     13,200        150
   AMN Healthcare Services, Inc.                 3,800         60
   Arbitron, Inc. *                             10,400        408
   Banta Corp.                                   8,150        365
   Bowne & Co., Inc.                            11,800        192
   Bright Horizons Family Solutions, Inc. *      4,400        285
   CDI Corp.                                     4,100         88
   Central Parking Corp.                         6,150         93
   Century Business Services, Inc. *            22,100         96
   Charles River Associates, Inc. *              3,600        168
   Chemed Corp.                                  4,000        268
   Clark, Inc. *                                 5,600         87
   Coinstar, Inc. *                              7,200        193
   Consolidated Graphics, Inc. *                 3,700        170
   Cornell Cos., Inc. *                          5,000         76

EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                   NUMBER     VALUE
                                                  OF SHARES   (000S)
                                                  ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

COMMERCIAL SERVICES - 4.2% - (CONTINUED)
   Corrections Corp. of America *                   11,810   $    478
   Corvel Corp. *                                    2,250         60
   CoStar Group, Inc. *                              5,600        259
   Cross Country Healthcare, Inc. *                  7,600        137
   DiamondCluster International, Inc., Class A *     8,200        118
   Dollar Thrifty Automotive Group *                 8,200        248
   Educate, Inc. *                                   5,300         70
   Electro Rent Corp. *                              5,874         84
   Euronet Worldwide, Inc. *                         7,900        206
   Exponent, Inc. *                                  1,800         50
   First Health Group Corp. *                       30,500        571
   Forrester Research, Inc. *                        4,900         88
   FTI Consulting, Inc. *                           14,025        296
   Gartner, Inc., Class A *                         21,200        264
   Geo Group, Inc. *                                 3,100         82
   Gevity HR, Inc.                                   8,200        169
   Greg Manning Auctions, Inc. *                     2,300         28
   Healthcare Services Group                         4,950        103
   Heidrick & Struggles International, Inc. *        5,600        192
   Hooper Holmes, Inc.                              20,000        118
   Hudson Highland Group, Inc. *                     3,700        107
   Insurance Auto Auctions, Inc. *                   3,100         70
   Integrated Electrical Services, Inc. *           10,800         52
   Interactive Data Corp. *                         12,000        261
   Intersections, Inc. *                             2,700         47
   iPayment, Inc. *                                  3,700        183
   Jackson Hewitt Tax Service, Inc.                 12,600        318
   Kelly Services, Inc., Class A                     5,600        169
   Kforce, Inc. *                                    9,200        102
   Korn/Ferry International *                       10,500        218
   Labor Ready, Inc. *                              13,900        235
   Landauer, Inc.                                    3,000        137
   Learning Tree International, Inc. *               3,200         43
   LECG Corp. *                                      4,700         88
   Magellan Health Services, Inc. *                  9,100        311
   MAXIMUS, Inc. *                                   6,100        190
   McGrath Rentcorp                                  3,332        145
   Medical Staffing Network Holdings, Inc. *         3,800         31
   Midas, Inc. *                                     5,600        112
   Monro Muffler, Inc. *                             3,300         84
   MPS Group, Inc. *                                34,900        428
   Navigant Consulting, Inc. *                      15,300        407
   NCO Group, Inc. *                                 8,950        231
   Parexel International Corp. *                     9,300        189
   PDI, Inc. *                                       3,000         67
   PRA International *                               2,400         60
   Pre-Paid Legal Services, Inc. *                   3,500        131
   PRG-Schultz International, Inc. *                15,350         77
   Princeton Review, Inc. *                          5,600         34
   Quanta Services, Inc. *                          23,800        190
   Rent-Way, Inc. *                                  9,787         78
   Resources Connection, Inc. *                      7,700        418
   Rewards Network, Inc. *                           6,000         42
   Rollins, Inc.                                     6,400        168
   SFBC International, Inc. *                        4,150        164
   Sotheby's Holdings, Inc., Class A *              15,200        276
   Source Interlink Cos., Inc. *                     7,400         98
   SOURCECORP, Inc. *                                5,400        103
   Spherion Corp. *                                 20,130        169
   Startek, Inc. *                                   4,000        114
   Stewart Enterprises, Inc., Class A *             35,500        248
   Strayer Education, Inc.                           4,900        538
   TeleTech Holdings, Inc. *                        12,600        122
   TNS, Inc.                                         1,900         42
   United Rentals, Inc. *                           14,200        268
   Universal Technical Institute, Inc. *             4,700        179
   Valassis Communications, Inc. *                  17,400        609
   Vertrue, Inc. *                                   2,100         79
   Volt Information Sciences, Inc. *                 2,750         81
   Watson Wyatt & Co. Holdings                      10,600        286
                                                  ---------  --------
                                                               16,174
                                                  ---------  --------
COMPUTERS - 3.1%
   ActivCard Corp. *                                15,000        133
   Advanced Digital Information Corp. *             21,200        212
   AGILYSYS, Inc.                                    9,687        166
   Ansoft Corp. *                                    2,400         48
   Anteon International Corp. *                      8,900        373
   BISYS Group (The), Inc. *                        40,100        660
   Brocade Communications Systems, Inc. *           86,500        661
   CACI International, Inc., Class A *               9,700        661
   Carreker Corp. *                                  7,300         63
   Catapult Communications Corp. *                   2,500         60
   CIBER, Inc. *                                    17,000        164

                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND  (continued)

                                             NUMBER       VALUE
                                            OF SHARES     (000S)
                                            ---------     ------
COMMON STOCKS - 98.4% - CONTINUED

COMPUTERS - 3.1% - (CONTINUED)
  Covansys Corp. *                              7,100     $  109
  Cray, Inc. *                                 30,300        141
  Cyberguard Corp. *                            5,400         34
  Digimarc Corp. *                              5,100         48
  Dot Hill Systems Corp. *                     14,500        114
  Echelon Corp. *                              10,000         84
  Electronics for Imaging, Inc. *              17,700        308
  Factset Research Systems, Inc.                6,800        397
  Gateway, Inc. *                              74,600        448
  Hutchinson Technology, Inc. *                 8,815        305
  iGate Corp. *                                 7,100         29
  Imation Corp.                                11,800        376
  InFocus Corp. *                              13,300        122
  Intergraph Corp. *                           11,000        296
  InterVoice, Inc. *                           12,000        160
  Iomega Corp. *                               16,980         94
  Kanbay International, Inc. *                  2,100         66
  Komag, Inc. *                                 9,300        175
  Kronos, Inc. *                               10,318        528
  LaserCard Corp. *                             3,500         37
  Lexar Media, Inc. *                          23,600        185
  Magma Design Automation, Inc. *               8,700        109
  Manhattan Associates, Inc. *                 10,000        239
  Maxwell Technologies, Inc.                    3,200         32
  McData Corp., Class A *                      39,100        233
  Mentor Graphics Corp. *                      25,300        387
  Mercury Computer Systems, Inc. *              7,200        214
  Merge Technologies, Inc. *                    3,900         87
  Micros Systems, Inc. *                        5,400        422
  Mobility Electronics, Inc. *                  9,000         77
  MTS Systems Corp.                             7,100        240
  Ness Technologies, Inc. *                     3,900         58
  Netscout Systems, Inc. *                      7,300         51
  Overland Storage, Inc. *                      5,100         85
  PalmOne, Inc. *                              14,051        443
  PEC Solutions, Inc. *                         4,200         60
  Perot Systems Corp., Class A *               25,300        406
  Quantum Corp. *                              59,100        155
  Radisys Corp. *                               6,200        121
  SI International, Inc. *                      1,900         58
  Silicon Graphics, Inc. *                     87,600        152
  Silicon Storage Technology, Inc. *           26,500        158
  SimpleTech, Inc. *                            8,300         38
  SRA International, Inc., Class A *            4,400        282
  Stratasys, Inc. *                             3,050        102
  SYKES Enterprises, Inc. *                     8,400         58
  Synaptics, Inc. *                             7,400        226
  Syntel, Inc.                                  2,200         39
  Talx Corp.                                    4,770        123
  Tier Technologies, Inc., Class B *            6,000         55
  Transact Technologies, Inc. *                 3,100         66
  Tyler Technologies, Inc. *                   12,600        105
                                            ---------     ------
                                                          12,138
                                            ---------     ------
COSMETICS/PERSONAL CARE - 0.2%
  Chattem, Inc. *                               5,700        189
  DEL Laboratories, Inc. *                      1,649         57
  Elizabeth Arden, Inc. *                       7,200        171
  Inter Parfums, Inc.                           2,000         32
  Revlon, Inc., Class A *                      51,200        118
                                            ---------     ------
                                                             567
                                            ---------     ------
DISTRIBUTION/WHOLESALE - 0.9%
  Advanced Marketing Services, Inc.             5,350         54
  Aviall, Inc. *                                7,800        179
  Beacon Roofing Supply, Inc. *                 4,200         84
  Brightpoint, Inc. *                           6,000        117
  Building Material Holding Corp.               4,500        172
  Central European Distribution Corp. *         4,300        127
  Handleman Co.                                 7,500        161
  LKQ Corp. *                                   4,400         88
  Navarre Corp. *                               7,300        129
  NuCo2, Inc. *                                 2,700         60
  Owens & Minor, Inc.                          12,962        365
  Scansource, Inc. *                            4,200        261
  SCP Pool Corp.                               18,137        579
  United Stationers, Inc. *                    11,300        522
  Watsco, Inc.                                  7,250        255
  WESCO International, Inc. *                   6,000        178
                                            ---------     ------
                                                           3,331
                                            ---------     ------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
  Accredited Home Lenders Holding Co. *         5,400        268
  Advanta Corp., Class B                        6,500        158
  Affiliated Managers Group, Inc. *             8,150        552
  Asset Acceptance Capital Corp.                2,200         47
  Asta Funding, Inc.                            2,800         75

EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                      NUMBER       VALUE
                                                     OF SHARES     (000S)
                                                     ---------     ------
COMMON STOCKS - 98.4% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 1.3% - (CONTINUED)
  BKF Capital Group, Inc.                                1,800     $   68
  Calamos Asset Management, Inc., Class A                7,000        189
  Charter Municipal Mortgage Acceptance Co.             15,400        376
  Cityscape Financial Corp. *                            3,800          -
  Collegiate Funding Services, Inc. *                    3,100         44
  CompuCredit Corp. *                                    6,000        164
  Credit Acceptance Corp. *                              3,800         97
  Education Lending Group, Inc. *                        4,600         71
  Encore Capital Group, Inc. *                           4,000         95
  eSPEED, Inc., Class A *                                8,000         99
  Federal Agricultural Mortgage Corp., Class C *         3,100         72
  Financial Federal Corp.                                6,000        235
  Gabelli Asset Management, Inc., Class A                2,200        107
  Greenhill & Co., Inc.                                  1,200         34
  Investment Technology Group, Inc. *                   14,700        294
  Knight Trading Group, Inc. *                          39,000        427
  LaBranche & Co., Inc. *                               17,800        160
  MarketAxess Holdings, Inc. *                           2,200         37
  Metris Cos., Inc. *                                   10,800        138
  National Financial Partners Corp.                     11,100        431
  Nelnet, Inc., Class A *                                3,000         81
  Piper Jaffray Cos. *                                   6,600        316
  Portfolio Recovery Associates, Inc. *                  4,000        165
  Sanders Morris Harris Group, Inc.                      3,800         68
  Stifel Financial Corp. *                               2,133         45
  SWS Group, Inc.                                        5,077        111
  World Acceptance Corp. *                               5,700        157
                                                     ---------     ------
                                                                    5,181
                                                     ---------     ------
ELECTRIC - 1.6%
  Aquila, Inc. *                                        79,300        293
  Avista Corp.                                          16,000        283
  Black Hills Corp.                                     11,500        353
  Calpine Corp. *                                      147,900        583
  Central Vermont Public Service Corp.                   4,200         98
  CH Energy Group, Inc.                                  5,100        245
  Cleco Corp.                                           16,900        342
  CMS Energy Corp. *                                    64,900        678
  Duquesne Light Holdings, Inc.                         25,400        479
  El Paso Electric Co. *                                15,900        301
  Empire District Electric (The) Co.                     8,000        181
  Idacorp, Inc.                                         12,800        391
  MGE Energy, Inc.                                       6,225        224
  Ormat Technologies, Inc. *                               600         10
  Otter Tail Corp.                                       9,000        230
  PNM Resources, Inc.                                   20,200        511
  Sierra Pacific Resources *                            38,688        406
  UIL Holdings Corp.                                     4,100        210
  Unisource Energy Corp.                                11,320        273
                                                     ---------     ------
                                                                    6,091
                                                     ---------     ------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
  Advanced Energy Industries, Inc. *                     7,100         65
  American Superconductor Corp. *                        8,100        121
  Artesyn Technologies, Inc. *                          11,491        130
  Belden CDT, Inc.                                      15,612        362
  C&D Technologies, Inc.                                 8,500        145
  Capstone Turbine Corp. *                              29,900         55
  Cherokee International Corp. *                         2,700         26
  Encore Wire Corp. *                                    5,700         76
  Energy Conversion Devices, Inc. *                      6,800        131
  EnerSys *                                              3,300         50
  General Cable Corp. *                                 13,000        180
  GrafTech International Ltd. *                         32,400        306
  Intermagnetics General Corp. *                         9,293        236
  Littelfuse, Inc. *                                     7,400        253
  Magnetek, Inc. *                                       6,900         48
  Medis Technologies Ltd. *                              4,096         75
  Powell Industries, Inc. *                              2,300         43
  Power-One, Inc. *                                     21,500        192
  Rayovac Corp. *                                       11,300        345
  Ultralife Batteries, Inc. *                            5,200        101
  Universal Display Corp. *                              6,400         58
  Valence Technology, Inc. *                            20,400         63
  Vicor Corp.                                            6,800         89
  Wilson Greatbatch Technologies, Inc. *                 7,200        161
                                                     ---------     ------
                                                                    3,311
                                                     ---------     ------
ELECTRONICS - 2.7%
  Analogic Corp.                                         3,800        170
  BEI Technologies, Inc.                                 4,000        124
  Bel Fuse, Inc., Class B                                3,600        122
  Benchmark Electronics, Inc. *                         13,750        469
  Brady Corp., Class A                                   6,069        380
  California Micro Devices Corp. *                       7,400         52
  Checkpoint Systems, Inc. *                            12,200        220

                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                NUMBER       VALUE
                                               OF SHARES     (000S)
                                               ---------     ------
COMMON STOCKS - 98.4% - CONTINUED

ELECTRONICS - 2.7% - (CONTINUED)
  Coherent, Inc. *                                10,100     $  307
  CTS Corp.                                       11,880        158
  Cubic Corp.                                      5,000        126
  CyberOptics Corp. *                              2,600         39
  Cymer, Inc. *                                   12,100        357
  Daktronics, Inc. *                               5,200        129
  DDi Corp. *                                      9,800         31
  Dionex Corp. *                                   6,200        351
  Electro Scientific Industries, Inc. *            9,400        186
  Excel Technology, Inc. *                         3,800         99
  Faro Technologies, Inc. *                        3,500        109
  FEI Co. *                                        8,400        176
  Identix, Inc. *                                 29,700        219
  II-VI, Inc. *                                    3,900        166
  Itron, Inc. *                                    7,000        167
  Keithley Instruments, Inc.                       4,300         85
  Kemet Corp. *                                   28,400        254
  LeCroy Corp. *                                   2,500         58
  Measurement Specialties, Inc. *                  3,300         84
  Merix Corp. *                                    6,000         69
  Methode Electronics, Inc.                       12,142        156
  Metrologic Instruments, Inc. *                   3,700         79
  Molecular Devices Corp. *                        4,900         99
  Multi-Fineline Electronix, Inc. *                2,300         42
  OSI Systems, Inc. *                              4,900        111
  Park Electrochemical Corp.                       5,700        124
  Paxar Corp. *                                   11,620        258
  Photon Dynamics, Inc. *                          5,900        143
  Planar Systems, Inc. *                           5,400         61
  Plexus Corp. *                                  14,500        189
  RAE Systems, Inc. *                             12,400         91
  Rofin-Sinar Technologies, Inc. *                 5,000        212
  Rogers Corp. *                                   5,500        237
  SBS Technologies, Inc. *                         5,500         77
  Sonic Solutions *                                6,000        135
  Spatialight, Inc. *                              8,300         74
  Stoneridge, Inc. *                               4,700         71
  Sypris Solutions, Inc.                           1,900         29
  Taser International, Inc. *                     16,000        505
  Technitrol, Inc. *                              13,300        242
  Thomas & Betts Corp. *                          19,600        603
  Trimble Navigation Ltd. *                       16,850        557
  TTM Technologies, Inc. *                        14,100        166
  Varian, Inc. *                                  11,500        472
  Viisage Technology, Inc. *                       9,800         88
  Watts Industries, Inc., Class A                  7,600        245
  Woodhead Industries, Inc.                        3,500         56
  Woodward Governor Co.                            3,200        229
  X-Rite, Inc.                                     7,100        114
  Zygo Corp. *                                     6,300         74
                                               ---------     ------
                                                             10,246
                                               ---------     ------
ENERGY-ALTERNATE SOURCES - 0.3%
  Danielson Holdings Corp. *                      15,700        133
  FuelCell Energy, Inc. *                         14,200        140
  Headwaters, Inc. *                              11,300        322
  KFX, Inc. *                                     15,000        218
  Plug Power, Inc. *                              16,171         99
  Syntroleum Corp. *                              10,400         83
                                               ---------     ------
                                                                995
                                               ---------     ------
ENGINEERING & CONSTRUCTION - 0.6%
  Dycom Industries, Inc. *                        16,200        494
  EMCOR Group, Inc. *                              5,100        230
  Granite Construction, Inc.                      11,162        297
  Insituform Technologies, Inc., Class A *         9,500        215
  Layne Christensen Co. *                          3,000         54
  Perini Corp. *                                   2,200         37
  Shaw Group (The), Inc. *                        20,700        370
  URS Corp. *                                     10,400        334
  Washington Group International, Inc. *           8,500        351
                                               ---------     ------
                                                              2,382
                                               ---------     ------
ENTERTAINMENT - 1.2%
  Alliance Gaming Corp. *                         16,900        233
  Argosy Gaming Co. *                              8,600        402
  Bluegreen Corp. *                                5,500        109
  Carmike Cinemas, Inc.                            2,600         95
  Churchill Downs, Inc.                            2,400        107
  Dover Downs Gaming & Entertainment, Inc.         2,930         38
  Empire Resorts, Inc.                             3,200         36
  Gaylord Entertainment Co. *                     10,200        424
  Isle of Capri Casinos, Inc. *                    4,500        115
  Lakes Gaming, Inc. *                             5,100         83
  Macrovision Corp. *                             16,500        424
  Magna Entertainment Corp., Class A *            12,700         77

EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER       VALUE
                                                        OF SHARES     (000S)
                                                        ---------     ------
COMMON STOCKS - 98.4% - CONTINUED

ENTERTAINMENT - 1.2% - (CONTINUED)
   Nevada Gold & Casinos, Inc. *                          3,000       $  37
   Penn National Gaming, Inc. *                          10,700         648
   Pinnacle Entertainment, Inc. *                        11,600         230
   Scientific Games Corp., Class A *                     25,600         610
   Shuffle Master, Inc. *                                 7,700         363
   Six Flags, Inc. *                                     30,400         163
   Speedway Motorsports, Inc.                             4,700         184
   Steinway Musical Instruments *                         2,000          58
   Sunterra Corp. *                                       6,200          87
   Vail Resorts, Inc. *                                   6,700         150
                                                         ------       -----
                                                                      4,673
                                                         ------       -----
ENVIRONMENTAL CONTROL - 0.6%
   Aleris International, Inc. *                           4,500          76
   Calgon Carbon Corp.                                   11,300         103
   Casella Waste Systems, Inc., Class A *                 6,600          97
   Darling International, Inc. *                         22,300          97
   Duratek, Inc. *                                        3,400          85
   Ionics, Inc. *                                         6,100         264
   Metal Management, Inc.                                 6,000         161
   Mine Safety Appliances Co.                             7,200         365
   Tetra Tech, Inc. *                                    18,591         311
   TRC Cos., Inc. *                                       3,550          60
   Waste Connections, Inc. *                             16,050         550
                                                         ------       -----
                                                                      2,169
                                                         ------       -----
FOOD - 1.2%
   American Italian Pasta Co., Class A                    5,400         126
   Arden Group, Inc., Class A                               500          50
   Cal-Maine Foods, Inc.                                  5,100          62
   Chiquita Brands International, Inc.                   13,300         293
   Corn Products International, Inc.                     12,100         648
   Flowers Foods, Inc.                                   11,750         371
   Gold Kist, Inc. *                                      4,100          56
   Great Atlantic & Pacific Tea Co. *                     5,500          56
   Hain Celestial Group, Inc. *                           8,600         178
   Ingles Markets, Inc., Class A                          3,000          37
   J & J Snack Foods Corp.                                2,200         108
   Lance, Inc.                                            9,500         181
   M & F Worldwide Corp. *                                3,600          49
   MGP Ingredients, Inc.                                  3,300          28
   Nash Finch Co.                                         4,100         155
   Pathmark Stores, Inc. *                               10,000          58
   Performance Food Group Co. *                          15,300         412
   Provide Commerce, Inc. *                               1,700          63
   Ralcorp Holdings, Inc. *                              10,000         419
   Ruddick Corp.                                         10,500         228
   Sanderson Farms, Inc.                                  3,500         151
   Sanfilippo (John B.) & Son *                           2,400          62
   Seaboard Corp.                                           120         120
   United Natural Foods, Inc. *                          13,200         410
   Weis Markets, Inc.                                     3,700         143
   Wild Oats Markets, Inc. *                              9,450          83
   Winn-Dixie Stores, Inc. *                             27,600         126
                                                         ------       -----
                                                                      4,673
                                                         ------       -----
FOREST PRODUCTS & PAPER - 0.5%
   Buckeye Technologies, Inc. *                           9,400         122
   Caraustar Industries, Inc. *                          10,200         172
   Deltic Timber Corp.                                    3,400         144
   Glatfelter Co.                                         9,600         147
   Longview Fibre Co.                                    17,200         312
   Pope & Talbot, Inc.                                    5,400          92
   Potlatch Corp.                                         9,800         496
   Rock-Tenn Co., Class A                                 9,140         139
   Schweitzer-Mauduit International, Inc.                 5,000         170
   Wausau-Mosinee Paper Corp.                            14,742         263
                                                         ------       -----
                                                                      2,057
                                                         ------       -----
GAS - 1.5%
   Atmos Energy Corp.                                    26,322         720
   Cascade Natural Gas Corp.                              4,100          87
   Energen Corp.                                         12,100         713
   EnergySouth, Inc.                                      2,250          63
   Laclede Group (The), Inc.                              6,700         209
   New Jersey Resources Corp.                             9,050         392
   NICOR, Inc.                                           14,800         547
   Northwest Natural Gas Co.                              9,050         305
   Peoples Energy Corp.                                  12,500         549
   Piedmont Natural Gas Co., Inc.                        26,400         613
   South Jersey Industries, Inc.                          4,413         232
   Southern Union Co. *                                  22,086         530
   Southwest Gas Corp.                                   12,200         310
   WGL Holdings, Inc.                                    16,300         503
                                                         ------       -----
                                                                      5,773
                                                         ------       -----
HAND/MACHINE TOOLS - 0.5%
   Baldor Electric Co.                                   10,853         299
   Franklin Electric Co., Inc.                            5,400         228

                                 NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                        NUMBER       VALUE
                                                       OF SHARES     (000S)
                                                       ---------     ------
COMMON STOCKS - 98.4% - CONTINUED

HAND/MACHINE TOOLS - 0.5% - (CONTINUED)
   Kennametal, Inc.                                      12,100      $  602
   Lincoln Electric Holdings, Inc.                       11,200         387
   Milacron, Inc. *                                      11,727          40
   Regal-Beloit Corp.                                     7,800         223
                                                         ------      ------
                                                                      1,779
                                                         ------      ------
HEALTHCARE - PRODUCTS - 3.6%
   Abaxis, Inc. *                                         6,400          93
   Abiomed, Inc. *                                        5,600          86
   Advanced Medical Optics, Inc. *                       11,900         490
   Advanced Neuromodulation Systems, Inc. *               6,650         262
   Align Technology, Inc. *                              17,300         186
   American Medical Systems Holdings, Inc. *              8,400         351
   Animas Corp. *                                         1,800          28
   Arrow International, Inc.                              6,300         195
   Arthrocare Corp. *                                     7,000         224
   Aspect Medical Systems, Inc. *                         4,500         110
   Biolase Technology, Inc.                               7,300          79
   Biosite, Inc. *                                        4,300         265
   BioVeris Corp. *                                       7,300          53
   Bruker BioSciences Corp. *                             7,164          29
   Candela Corp. *                                        7,100          81
   Cardiac Science, Inc. *                               27,100          58
   Cardiodynamics International Corp. *                  13,300          69
   Cepheid, Inc. *                                       14,700         146
   Closure Medical Corp. *                                2,700          53
   Conceptus, Inc. *                                      9,200          75
   Conmed Corp. *                                        10,025         285
   CTI Molecular Imaging, Inc. *                         10,900         155
   Cyberonics, Inc. *                                     5,800         120
   Datascope Corp.                                        3,800         151
   Diagnostic Products Corp.                              7,500         413
   DJ Orthopedics, Inc. *                                 6,000         129
   Encore Medical Corp. *                                11,100          75
   Endocardial Solutions, Inc. *                          7,900          92
   EPIX Medical, Inc. *                                   7,900         141
   Exactech, Inc. *                                       2,100          38
   Haemonetics Corp. of Massachusetts *                   6,600         239
   Hanger Orthopedic Group, Inc. *                        7,100          58
   Hologic, Inc. *                                        6,800         187
   ICU Medical, Inc. *                                    3,900         107
   Immucor, Inc. *                                       14,888         350
   Immunicon Corp. *                                      2,400          17
   Intralase Corp., *                                     2,200          52
   Intuitive Surgical, Inc. *                            11,200         448
   Invacare Corp.                                         8,612         398
   Inverness Medical Innovations, Inc. *                  4,200         105
   Kensey Nash Corp. *                                    3,200         111
   Kyphon, Inc. *                                         7,800         201
   Laserscope *                                           6,000         215
   LCA-Vision, Inc.                                       5,150         120
   Lifeline Systems, Inc. *                               3,400          88
   Luminex Corp. *                                        8,100          72
   Medical Action Industries, Inc. *                      3,100          61
   Mentor Corp.                                          14,500         489
   Merit Medical Systems, Inc. *                          8,467         129
   Microtek Medical Holdings, Inc. *                     12,700          52
   Microvision, Inc. *                                    7,100          50
   NuVasive, Inc. *                                       2,800          29
   Oakley, Inc.                                           6,800          87
   Ocular Sciences, Inc. *                                6,900         338
   OraSure Technologies, Inc. *                          13,900          93
   Orthologic Corp. *                                    11,900          74
   Orthovita, Inc. *                                     14,400          60
   Palatin Technologies, Inc. *                          19,000          51
   Palomar Medical Technologies, Inc. *                   4,100         107
   PolyMedica Corp.                                       8,600         321
   Possis Medical, Inc. *                                 5,800          78
   PSS World Medical, Inc. *                             22,450         281
   Quidel Corp. *                                        12,100          61
   Sola International, Inc. *                            10,500         289
   Sonic Innovations, Inc. *                              6,700          28
   SonoSite, Inc. *                                       5,300         180
   Steris Corp. *                                        23,300         553
   SurModics, Inc. *                                      4,700         153
   Sybron Dental Specialties, Inc. *                     12,700         449
   Techne Corp. *                                        13,700         533
   Thermogenesis Corp. *                                 14,000          89
   Thoratec Corp. *                                      14,985         156
   TriPath Imaging, Inc. *                                9,200          83
   Urologix, Inc. *                                       5,100          33
   Ventana Medical Systems, Inc. *                        4,500         288
   Viasys Healthcare, Inc. *                             10,000         190
   Visx, Inc. *                                          16,200         419
   Vital Signs, Inc.                                      2,100          82

EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                     NUMBER    VALUE
                                                    OF SHARES  (000S)
                                                    ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

HEALTHCARE - PRODUCTS - 3.6% - (CONTINUED)
   West Pharmaceutical Services, Inc.                 9,552    $  239
   Wright Medical Group, Inc. *                       8,800       251
   Young Innovations, Inc.                            1,400        47
   Zila, Inc. *                                      14,100        60
   Zoll Medical Corp. *                               3,300       114
                                                     ------    ------
                                                               13,897
                                                     ------    ------
HEALTHCARE - SERVICES - 2.1%
   Alliance Imaging, Inc. *                           3,600        40
   Amedisys, Inc. *                                   4,400       143
   America Service Group, Inc. *                      3,950       106
   American Healthways, Inc. *                        9,700       320
   AMERIGROUP Corp. *                                 8,200       620
   Amsurg Corp. *                                    10,200       301
   Apria Healthcare Group, Inc. *                    16,600       547
   Beverly Enterprises, Inc. *                       35,700       327
   Bio-Reference Labs, Inc. *                         2,800        49
   Centene Corp. *                                   13,600       386
   Genesis HealthCare Corp. *                         6,650       233
   Gentiva Health Services, Inc. *                    8,600       144
   Kindred Healthcare, Inc. *                         8,900       267
   LabOne, Inc. *                                     6,100       195
   LifePoint Hospitals, Inc. *                       12,600       439
   Matria Healthcare, Inc. *                          3,500       137
   Medcath Corp. *                                    2,200        54
   Molina Healthcare, Inc. *                          3,300       153
   National Healthcare Corp.                          2,300        81
   OCA, Inc. *                                       14,100        90
   Odyssey HealthCare, Inc. *                        12,175       167
   Option Care, Inc.                                  4,900        84
   Pediatrix Medical Group, Inc. *                    7,500       480
   Province Healthcare Co. *                          6,350       365
   Psychiatric Solutions, Inc. *                      3,800       139
   Radiation Theraphy Services, Inc. *                2,400        41
   RehabCare Group, Inc. *                            5,300       148
   Res-Care, Inc. *                                   6,200        94
   Select Medical Corp.                              30,700       540
   Sierra Health Services *                           7,700       424
   Specialty Laboratories *                           2,500        28
   Sunrise Senior Living, Inc. *                      5,300       246
   Symbion, Inc. *                                    3,300        73
   United Surgical Partners International, Inc. *     9,400       392
   VistaCare, Inc., Class A *                         3,400        57
   WellCare Health Plans, Inc. *                      2,800        91
                                                     ------    ------
                                                                8,001
                                                     ------    ------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Resource America, Inc., Class A                    5,400       176
   Walter Industries, Inc.                            7,900       266
                                                     ------    ------
                                                                  442
                                                     ------    ------
HOME BUILDERS - 1.0%
   Beazer Homes USA, Inc.                             4,550       665
   Brookfield Homes Corp.                             5,000       170
   Champion Enterprises, Inc. *                      23,608       279
   Coachmen Industries, Inc.                          4,900        85
   Dominion Homes, Inc. *                             1,600        40
   Fleetwood Enterprises, Inc. *                     17,900       241
   Levitt Corp. *                                     5,200       159
   M/I Homes, Inc.                                    4,000       220
   Meritage Corp. *                                   3,500       395
   Monaco Coach Corp.                                 8,800       181
   Orleans Homebuilders, Inc. *                       1,200        24
   Palm Harbor Homes, Inc. *                          3,512        59
   Skyline Corp.                                      2,100        86
   Technical Olympic USA, Inc.                        2,800        71
   Thor Industries, Inc.                             11,896       441
   WCI Communities, Inc. *                           11,300       332
   William Lyon Homes, Inc. *                         1,400        98
   Winnebago Industries, Inc.                         8,600       336
                                                     ------    ------
                                                                3,882
                                                     ------    ------
HOME FURNISHINGS - 0.5%
   American Woodmark Corp.                            3,800       166
   Applica, Inc. *                                    6,853        41
   Bassett Furniture Industries, Inc.                 3,500        69
   Digital Theater Systems, Inc. *                    5,800       117
   Ethan Allen Interiors, Inc.                       11,000       440
   Furniture Brands International, Inc.              16,400       411
   Hooker Furniture Corp.                             2,700        61
   Kimball International, Inc., Class B               7,800       116
   La-Z-Boy, Inc.                                    17,500       269
   Stanley Furniture Co., Inc.                        2,100        94
   Tempur-Pedic International, Inc., *                6,400       136
   TiVo, Inc. *                                      16,200        95
   Universal Electronics, Inc. *                      4,900        86
                                                     ------    ------
                                                                2,101
                                                     ------    ------

                                 NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                     NUMBER     VALUE
                                                    OF SHARES   (000S)
                                                    ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

HOUSEHOLD PRODUCTS/WARES - 0.9%
   American Greetings Corp., Class A                 21,100    $  535
   Blyth, Inc.                                        9,600       284
   Central Garden and Pet Co. *                       5,700       238
   CSS Industries, Inc.                               2,000        63
   Ennis Business Forms, Inc.                         8,500       164
   Harland (John H.) Co.                              9,500       343
   Jarden Corp. *                                     9,000       391
   Playtex Products, Inc. *                          12,500       100
   Russ Berrie & Co., Inc.                            2,500        57
   Standard Register (The) Co.                        4,100        58
   Tupperware Corp.                                  17,200       356
   Water Pik Technologies, Inc. *                     2,700        48
   WD-40 Co.                                          6,070       172
   Yankee Candle Co., Inc. *                         16,600       551
                                                     ------    ------
                                                                3,360
                                                     ------    ------
HOUSEWARES - 0.2%
   Libbey, Inc.                                       4,400        98
   Lifetime Hoan Corp.                                2,700        43
   National Presto Industries, Inc.                   1,700        77
   Toro Co.                                           7,600       618
                                                     ------    ------
                                                                  836
                                                     ------    ------
INSURANCE - 2.4%
   21st Century Insurance Group                       8,200       112
   Affirmative Insurance Holdings, Inc.               2,400        40
   Alfa Corp.                                        12,100       184
   American Equity Investment Life Holding Co. *      7,100        77
   American Physicians Capital, Inc. *                2,800       101
   AmerUs Group Co.                                  13,100       593
   Argonaut Group, Inc. *                             8,100       171
   Baldwin & Lyons, Inc., Class B                     2,650        71
   Bristol West Holdings, Inc.                        5,600       112
   Ceres Group, Inc.                                  8,700        45
   Citizens, Inc. *                                  11,326        72
   CNA Surety Corp. *                                 5,600        75
   Commerce Group, Inc.                               8,100       494
   Delphi Financial Group, Inc., Class A              8,178       377
   Direct General Corp.                               5,700       183
   Donegal Group, Inc., Class A                       1,600        37
   Enstar Group, Inc. *                               1,100        69
   FBL Financial Group, Inc., Class A                 4,100       117
   First Acceptance Corp. *                           5,700        51
   FPIC Insurance Group, Inc. *                       2,900       103
   Great American Financial Resources, Inc.           2,360        41
   Harleysville Group, Inc.                           5,000       119
   Hilb, Rogal & Hamilton Co.                        10,200       370
   Horace Mann Educators Corp.                       14,400       275
   Independence Holding Co.                           1,980        37
   Infinity Property & Casualty Corp.                 6,900       243
   Kansas City Life Insurance Co.                     1,300        62
   Landamerica Financial Group, Inc.                  5,900       318
   Midland (The) Co.                                  2,700        84
   National Western Life Insurance Co., Class A *       800       133
   Navigators Group, Inc. *                           2,600        78
   Ohio Casualty Corp. *                             20,400       474
   Penn-America Group, Inc.                           3,900        59
   Philadelphia Consolidated Holding Co. *            5,900       390
   Phoenix Companies, Inc.                           31,300       391
   PMA Capital Corp., Class A *                       9,100        94
   Presidential Life Corp.                            6,800       115
   ProAssurance Corp. *                               8,546       334
   RLI Corp.                                          7,426       309
   Safety Insurance Group, Inc.                       3,300       103
   Selective Insurance Group, Inc.                    9,300       411
   State Auto Financial Corp.                         4,400       114
   Stewart Information Services Corp.                 5,500       229
   Tower Group, Inc.                                  4,400        53
   Triad Guaranty, Inc. *                             3,000       181
   UICI                                              12,700       431
   United Fire & Casualty Co.                         5,200       175
   Universal American Financial Corp. *               8,700       135
   USI Holdings Corp. *                              11,700       135
   Vesta Insurance Group, Inc.                       13,100        48
   Zenith National Insurance Corp.                    3,600       179
                                                     ------    ------
                                                                9,204
                                                     ------    ------
INTERNET - 3.5%
   1-800 Contacts, Inc. *                             2,200        48
   1-800-FLOWERS.COM, Inc., Class A *                 8,200        69
   24/7 Real Media, Inc. *                           11,100        48
   Agile Software Corp. *                            17,200       140
   Alloy, Inc. *                                     11,800        95
   Answerthink, Inc. *                               16,300        76
   Aquantive, Inc. *                                 15,800       141
   Ariba, Inc. *                                     19,954       331
   AsiaInfo Holdings, Inc. *                         12,900        77

EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                     NUMBER     VALUE
                                                    OF SHARES   (000S)
                                                    ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

INTERNET - 3.5% - (CONTINUED)
   At Road, Inc. *                                    12,000   $   83
   Autobytel.com, Inc. *                              14,700       89
   Blue Coat Systems, Inc. *                           3,400       63
   Blue Nile, Inc. *                                   1,400       39
   Chordiant Software, Inc. *                         26,100       59
   CMGI, Inc. *                                      147,900      377
   CNET Networks, Inc. *                              42,500      477
   Corillian Corp. *                                  11,900       59
   CyberSource Corp. *                                10,100       72
   Digital Insight Corp. *                            11,700      215
   Digital River, Inc. *                              10,700      445
   Digitas, Inc. *                                    23,900      228
   DoubleClick, Inc. *                                38,000      296
   Drugstore.com, Inc. *                              16,100       55
   E.piphany, Inc. *                                  24,000      116
   Earthlink, Inc. *                                  43,800      505
   eCollege.com, Inc. *                                5,800       66
   Entrust, Inc. *                                    23,000       87
   Equinix, Inc. *                                     3,300      141
   eResearch Technology, Inc. *                       14,775      234
   F5 Networks, Inc. *                                11,500      560
   FindWhat.com *                                      8,500      151
   First Advantage Corp. *                             1,400       29
   GSI Commerce, Inc. *                                6,200      110
   Harris Interactive, Inc. *                         17,400      137
   Homestore, Inc. *                                  36,400      110
   Infospace, Inc. *                                  10,700      509
   Interchange Corp. *                                 1,300       24
   Internet Capital Group, Inc. *                     13,400      121
   Internet Security Systems, Inc. *                  12,800      298
   Interwoven, Inc., *                                14,100      153
   Ipass, Inc. *                                      15,500      115
   iVillage, Inc. *                                    9,900       61
   j2 Global Communications, Inc. *                    6,400      221
   Jupitermedia Corp. *                                5,500      131
   Keynote Systems, Inc. *                             5,500       77
   Kintera, Inc. *                                     2,400       22
   Lionbridge Technologies *                          16,400      110
   LookSmart Ltd. *                                   32,500       71
   Marketwatch.com, Inc. *                             3,500       63
   Matrixone, Inc. *                                  17,000      111
   Neoforma, Inc. *                                    2,800       22
   Net2Phone, Inc. *                                  13,400       46
   NetBank, Inc.                                      16,500      172
   Netratings, Inc. *                                  3,800       73
   NIC, Inc. *                                        11,000       56
   Openwave Systems, Inc. *                           21,533      333
   Opsware, Inc. *                                    17,200      126
   Overstock.com, Inc. *                               3,900      269
   PC-Tel, Inc. *                                      8,000       63
   Portal Software, Inc. *                            11,620       31
   Priceline.com, Inc. *                               7,866      186
   Procurenet, Inc. *                                  7,500        -
   ProQuest Co. *                                      8,000      238
   RealNetworks, Inc. *                               37,500      248
   Redback Networks, Inc. *                           10,941       59
   RightNow Technologies, Inc. *                       2,600       42
   RSA Security, Inc. *                               23,200      465
   S1 Corp. *                                         23,300      211
   Safeguard Scientifics, Inc. *                      42,200       89
   Sapient Corp. *                                    26,000      206
   Secure Computing Corp. *                           11,800      118
   Seebeyond Technology Corp. *                       17,300       62
   Sohu.com, Inc. *                                    7,300      129
   SonicWALL, Inc. *                                  20,900      132
   Stamps.com, Inc. *                                  5,950       94
   Stellent, Inc. *                                    7,300       64
   SupportSoft, Inc. *                                13,200       88
   Travelzoo, Inc. *                                     500       48
   TriZetto Group, Inc. *                             10,900      104
   Tumbleweed Communications Corp. *                  17,500       58
   United Online, Inc. *                              17,900      206
   Valueclick, Inc. *                                 26,600      355
   Verity, Inc. *                                      9,900      130
   Verso Technologies, Inc. *                         46,300       33
   Vignette Corp. *                                   79,000      110
   WatchGuard Technologies, Inc. *                    11,800       52
   WebEx Communications, Inc. *                       10,000      238
   webMethods, Inc. *                                 15,400      111
   Websense, Inc. *                                    7,700      391
   Zix Corp. *                                         7,600       39
                                                     -------   ------
                                                               13,412
                                                     -------   ------
INVESTMENT COMPANIES - 0.2%
   Apollo Investment Corp. *                          20,700      313

                                 NORTHERN FUNDS QUARTERLY REPORT 14 EQUITY FUNDS

EQUITY FUNDS

 SCHEDULE OF INVESTMENTS
 SMALL CAP INDEX FUND (continued)

                                                     NUMBER    VALUE
                                                    OF SHARES  (000S)
                                                    ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

INVESTMENT COMPANIES - 0.2% - (CONTINUED)
   Ares Capital Corp.                                 3,200    $   62
   Capital Southwest Corp.                              800        63
   Harris & Harris Group, Inc. *                      5,200        85
   MCG Capital Corp.                                 12,100       207
   NGP Capital Resources Co. *                        4,300        66
                                                     ------    ------
                                                                  796
                                                     ------    ------
IRON/STEEL - 1.0%
   AK Steel Holding Corp. *                          36,200       524
   Allegheny Technologies, Inc.                      31,800       689
   Carpenter Technology Corp.                         8,000       468
   Cleveland-Cliffs, Inc.                             3,600       374
   Gibraltar Industries, Inc.                         7,850       185
   Oregon Steel Mills, Inc. *                        11,400       231
   Reliance Steel & Aluminum Co.                      9,450       368
   Ryerson Tull, Inc.                                 7,932       125
   Schnitzer Steel Industries, Inc., Class A          6,600       224
   Steel Dynamics, Inc.                              12,500       474
   Steel Technologies, Inc.                           3,300        91
   Wheeling-Pittsburgh Corp. *                        2,700       104
                                                     ------    ------
                                                                3,857
                                                     ------    ------
LEISURE TIME - 0.4%
   Ambassadors Group, Inc.                            2,500        89
   Arctic Cat, Inc.                                   5,025       133
   Callaway Golf Co.                                 22,600       305
   Escalade, Inc. *                                   3,000        40
   K2, Inc. *                                        14,000       222
   Life Time Fitness, Inc. *                          3,600        93
   Marine Products Corp.                              3,000        78
   Multimedia Games, Inc. *                           7,900       124
   Nautilus Group, Inc.                               9,337       226
   Navigant International, Inc. *                     5,400        66
   Pegasus Solutions, Inc. *                          7,900       100
   WMS Industries, Inc. *                             6,400       215
                                                     ------    ------
                                                                1,691
                                                     ------    ------
LODGING - 0.5%
   Ameristar Casinos, Inc.                            4,100       177
   Aztar Corp. *                                     11,300       394
   Boyd Gaming Corp.                                 15,200       633
   La Quinta Corp. *                                 62,600       569
   Marcus Corp.                                       6,725       169
   MTR Gaming Group, Inc. *                           8,500        90
                                                     ------    ------
                                                                2,032
                                                     ------    ------
MACHINERY - CONSTRUCTION & MINING - 0.5%
   Astec Industries, Inc. *                           4,800        82
   Bucyrus International, Inc.                        4,100       167
   JLG Industries, Inc.                              14,400       283
   Joy Global, Inc.                                  16,900       734
   Terex Corp. *                                     16,400       781
                                                     ------    ------
                                                                2,047
                                                     ------    ------
MACHINERY - DIVERSIFIED - 1.4%
   Albany International Corp., Class A                8,667       305
   Applied Industrial Technologies, Inc.              8,602       236
   Cascade Corp.                                      3,500       140
   Cognex Corp.                                      13,400       374
   Flowserve Corp. *                                 17,900       493
   Gardner Denver, Inc. *                             6,550       238
   Global Power Equipment Group, Inc. *              10,600       104
   Gorman-Rupp (The) Co.                              3,250        75
   IDEX Corp.                                        16,712       677
   Intevac, Inc. *                                    4,700        35
   Kadant, Inc. *                                     4,320        89
   Lindsay Manufacturing Co.                          4,255       110
   Manitowoc Co. (The), Inc.                          8,850       333
   Middleby Corp. *                                   1,700        86
   NACCO Industries, Inc., Class A                    1,500       158
   Nordson Corp.                                      9,300       373
   Presstek, Inc. *                                   8,900        86
   Robbins & Myers, Inc.                              4,000        95
   Sauer-Danfoss, Inc.                                3,500        76
   Stewart & Stevenson Services, Inc.                 9,500       192
   Tecumseh Products Co., Class A                     5,400       258
   Tennant Co.                                        2,800       111
   Thomas Industries, Inc.                            4,623       184
   UNOVA, Inc. *                                     16,000       405
   Wabtec Corp.                                      13,274       283
                                                     ------    ------
                                                                5,516
                                                     ------    ------
MEDIA - 1.3%
   4Kids Entertainment, Inc. *                        4,700        99
   Charter Communications, Inc., Class A *           93,700       210
   Courier Corp.                                      1,950       101
   Crown Media Holdings, Inc., Class A *              4,000        34
   Cumulus Media, Inc., Class A *                    16,376       247

EQUITY FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                     NUMBER    VALUE
                                                    OF SHARES  (000S)
                                                    ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

MEDIA - 1.3% - (CONTINUED)
   Emmis Communications Corp., Class A *             16,300    $  313
   Entravision Communications Corp., Class A *       15,900       133
   Fisher Communications, Inc. *                      2,000        98
   Gray Television, Inc.                             14,600       226
   Hollinger International, Inc.                     19,300       303
   Insight Communications Co., Inc., Class A *       14,800       137
   Journal Communications, Inc., Class A              6,700       121
   Journal Register Co. *                            14,400       278
   Liberty Corp.                                      5,200       229
   Lin TV Corp., Class A *                            9,000       172
   Lodgenet Entertainment Corp. *                     4,700        83
   Martha Stewart Living Omnimedia, Inc., Class A *   3,900       113
   Mediacom Communications Corp. *                   23,400       146
   Nexstar Broadcasting Group, Inc. *                 3,800        35
   Paxson Communications Corp. *                     15,800        22
   Playboy Enterprises, Inc., Class B *               6,500        80
   Primedia, Inc. *                                  45,200       172
   Pulitzer, Inc.                                     2,600       169
   Readers Digest Association (The), Inc.            33,400       465
   Regent Communications, Inc. *                     12,500        66
   Saga Communications, Inc., Class A *               4,881        82
   Salem Communications Corp., Class A *              3,400        85
   Scholastic Corp. *                                10,100       373
   Sinclair Broadcast Group, Inc., Class A           15,800       146
   Spanish Broadcasting System, Inc., Class A *      13,400       141
   Thomas Nelson, Inc.                                3,600        81
   Value Line, Inc.                                     500        20
   World Wrestling Entertainment, Inc.                4,400        53
   Young Broadcasting, Inc., Class A *                5,800        61
                                                     ------    ------
                                                                5,094
                                                     ------    ------
METAL FABRICATION/HARDWARE - 0.6%
   CIRCOR International, Inc.                         4,600       107
   Commercial Metals Co.                              9,620       486
   Kaydon Corp.                                       9,400       310
   Lawson Products, Inc.                              1,700        86
   Metals USA, Inc. *                                 6,800       126
   Mueller Industries, Inc.                          11,600       374
   NN, Inc.                                           4,800        63
   NS Group, Inc. *                                   6,100       170
   Penn Engineering & Manufacturing Corp.             3,600        65
   Quanex Corp.                                       5,400       370
   Valmont Industries, Inc.                           5,100       128
                                                     ------    ------
                                                                2,285
                                                     ------    ------
MINING - 0.5%
   Amcol International Corp.                          6,814       137
   Brush Engineered Materials, Inc. *                 6,300       117
   Century Aluminum Co. *                             6,300       165
   Coeur D'alene Mines Corp. *                       79,400       312
   Compass Minerals International, Inc.               5,500       133
   Hecla Mining Co. *                                39,100       228
   Royal Gold, Inc.                                   6,000       110
   RTI International Metals, Inc. *                   7,000       144
   Stillwater Mining Co. *                           13,250       149
   Titanium Metals Corp. *                            2,200        53
   USEC, Inc.                                        28,200       273
                                                     ------    ------
                                                                1,821
                                                     ------    ------
MISCELLANEOUS MANUFACTURING - 1.7%
   Actuant Corp., Class A *                           8,755       456
   Acuity Brands, Inc.                               14,200       451
   Ameron International Corp.                         2,500        95
   Applied Films Corp. *                              4,900       106
   Aptargroup, Inc.                                  12,200       644
   Barnes Group, Inc.                                 4,532       120
   Blount International, Inc. *                       2,400        42
   Ceradyne, Inc. *                                   5,300       303
   Clarcor, Inc.                                      8,412       461
   Cuno, Inc. *                                       5,650       336
   EnPro Industries, Inc. *                           7,000       207
   ESCO Technologies, Inc. *                          4,300       329
   Federal Signal Corp.                              15,800       279
   Flanders Corp. *                                   5,100        49
   Griffon Corp. *                                    7,763       209
   Hexcel Corp. *                                     7,507       109
   Jacuzzi Brands, Inc. *                            25,200       219
   Lancaster Colony Corp.                             9,000       386
   Matthews International Corp., Class A             10,600       390
   Myers Industries, Inc.                             7,406        95
   Quixote Corp.                                      2,200        45
   Raven Industries, Inc.                             5,700       121
   Smith (A.O.) Corp.                                 5,800       174
   Standex International Corp.                        3,900       111
   Sturm Ruger & Co., Inc.                            7,500        68
   Tredegar Corp.                                     9,150       185

                                 NORTHERN FUNDS QUARTERLY REPORT 16 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                     NUMBER    VALUE
                                                   OF SHARES  (000S)
                                                   ---------  -------
COMMON STOCKS - 98.4% - CONTINUED

MISCELLANEOUS MANUFACTURING - 1.7% - (CONTINUED)
  Trinity Industries, Inc.                          12,200    $   416
                                                    ------    -------
                                                                6,406
                                                    ------    -------
OFFICE FURNISHINGS - 0.0%
  Interface, Inc., Class A *                        14,900        149
                                                    ------    -------
OFFICE/BUSINESS EQUIPMENT - 0.1%
  General Binding Corp. *                            2,100         28
  Global Imaging System, Inc. *                      7,700        304
  Imagistics International, Inc. *                   5,600        188
                                                    ------    -------
                                                                  520
                                                    ------    -------
OIL & GAS - 3.4%
  Atwood Oceanics, Inc. *                            3,800        198
  Berry Petroleum Co., Class A                       6,000        286
  Brigham Exploration Co. *                          8,300         75
  Cabot Oil & Gas Corp.                             10,900        482
  Callon Petroleum Co. *                             4,600         67
  Cheniere Energy, Inc. *                            8,500        541
  Cimarex Energy Co. *                              13,800        523
  Clayton Williams Energy, Inc. *                    2,100         48
  Comstock Resources, Inc. *                        11,300        249
  Delta Petroleum Corp. *                            6,800        107
  Denbury Resources, Inc. *                         18,100        497
  Edge Petroleum Corp. of Delaware *                 4,800         70
  Encore Acquisition Co. *                           7,900        276
  Energy Partners Ltd. *                             8,000        162
  Forest Oil Corp. *                                16,900        536
  Frontier Oil Corp.                                 9,200        245
  FX Energy, Inc. *                                 10,300        120
  Giant Industries, Inc. *                           3,500         93
  Grey Wolf, Inc. *                                 61,200        323
  Harvest Natural Resources, Inc. *                 11,900        206
  Helmerich & Payne, Inc.                           16,600        565
  Holly Corp.                                        6,800        190
  Houston Exploration Co. *                          4,200        237
  KCS Energy, Inc. *                                15,900        235
  Magnum Hunter Resources, Inc. *                   29,200        377
  McMoRan Exploration Co. *                          6,600        123
  Meridian Resource Corp. *                         19,512        118
  Mission Resources Corp. *                         14,400         84
  Parker Drilling Co. *                             30,700        121
  Penn Virginia Corp.                                6,000        243
  Petroleum Development Corp. *                      5,500        212
  Plains Exploration & Production Co. *             25,703        668
  Quicksilver Resources, Inc. *                      9,800        360
  Range Resources Corp.                             22,500        460
  Remington Oil & Gas Corp. *                        7,100        193
  Southwestern Energy Co. *                         12,100        613
  Spinnaker Exploration Co. *                        8,300        291
  St. Mary Land & Exploration Co.                    9,500        397
  Stone Energy Corp. *                               7,576        342
  Swift Energy Co. *                                 8,990        260
  Tesoro Petroleum Corp. *                          21,800        695
  Todco *                                            4,000         74
  Unit Corp. *                                      12,600        481
  Vintage Petroleum, Inc.                           17,100        388
  Whiting Petroleum Corp. *                          8,900        269
                                                    ------    -------
                                                               13,100
                                                    ------    -------
OIL & GAS SERVICES - 1.4%
  Cal Dive International, Inc. *                    12,700        518
  CARBO Ceramics, Inc.                               4,200        290
  Dril-Quip, Inc. *                                  2,200         53
  Global Industries Ltd. *                          27,300        226
  Gulf Island Fabrication, Inc.                      3,100         68
  Hanover Compressor Co. *                          25,600        362
  Hydril Co. *                                       5,300        241
  Input/Output, Inc. *                              21,000        186
  Key Energy Services, Inc. *                       43,500        513
  Lone Star Technologies, Inc. *                     9,500        318
  Lufkin Industries, Inc.                            2,100         84
  Matrix Service Co. *                               6,200         50
  Maverick Tube Corp. *                             14,000        424
  Newpark Resources, Inc. *                         26,880        138
  Oceaneering International, Inc. *                  8,200        306
  Oil States International, Inc. *                   9,800        189
  RPC, Inc.                                          3,394         85
  Seacor Holdings, Inc. *                            6,100        326
  Superior Energy Services, Inc. *                  18,300        282
  Tetra Technologies, Inc. *                         7,400        209
  Universal Compression Holdings, Inc. *             5,800        203
  Veritas DGC, Inc. *                               11,200        251
  W-H Energy Services, Inc. *                        8,900        199
                                                    ------    -------
                                                                5,521
                                                    ------    -------
PACKAGING & CONTAINERS - 0.4%
  Anchor Glass Container Corp. *                     3,000         20
  Chesapeake Corp.                                   6,100        166

EQUITY FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                               NUMBER     VALUE
                                              OF SHARES   (000S)
                                              ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

PACKAGING & CONTAINERS - 0.4% - (CONTINUED)
  Crown Holdings, Inc. *                       55,000     $  756
  Graphic Packaging Corp. *                    21,500        155
  Greif Inc., Class A                           4,300        241
  Silgan Holdings, Inc.                         3,800        231
                                               ------     ------
                                                           1,569
                                               ------     ------
PHARMACEUTICALS - 3.3%
  Abgenix, Inc. *                              26,900        278
  Able Laboratories, Inc. *                     6,000        137
  Accelrys, Inc. *                              9,100         71
  Adolor Corp. *                               13,400        133
  Alkermes, Inc. *                             30,000        423
  Alpharma, Inc., Class A                      12,750        216
  Antigenics, Inc. *                            8,900         90
  Array Biopharma, Inc. *                       8,600         82
  Atherogenics, Inc. *                         12,400        292
  Bentley Pharmaceuticals, Inc. *               4,500         48
  Bioenvision, Inc. *                           7,700         69
  BioMarin Pharmaceuticals, Inc. *             22,300        143
  Bone Care International, Inc. *               5,600        156
  Bradley Pharmaceuticals, Inc. *               4,900         95
  Cell Therapeutics, Inc. *                    21,300        173
  Connetics Corp. *                            10,400        253
  Corixa Corp. *                               20,205         74
  Cubist Pharmaceuticals, Inc. *               13,800        163
  CV Therapeutics, Inc. *                      10,600        244
  Cypress Bioscience, Inc. *                   10,400        146
  Dendreon Corp. *                             19,400        209
  Depomed, Inc. *                               8,000         43
  Discovery Laboratories, Inc. *               16,600        132
  Dov Pharmaceutical, Inc. *                    5,100         92
  Durect Corp. *                               11,200         37
  Dusa Pharmaceuticals, Inc. *                  5,600         80
  Dyax Corp. *                                  9,200         66
  First Horizon Pharmaceutical Corp. *          8,800        201
  Genta, Inc. *                                20,800         37
  Guilford Pharmaceuticals, Inc. *             15,400         76
  HealthExtras, Inc. *                          6,100         99
  Hollis-Eden Pharmaceutical *                  5,100         48
  I-Flow Corp. *                                6,000        109
  Impax Laboratories, Inc. *                   16,500        262
  Indevus Pharmaceuticals, Inc. *              14,400         86
  Inkine Pharmaceutical Co. *                  17,100         93
  Inspire Pharmaceuticals, Inc. *              13,600        228
  Isis Pharmaceuticals, Inc. *                 18,100        107
  Isolagen, Inc. *                              8,000         63
  Ista Pharmaceuticals, Inc. *                  2,900         29
  Kos Pharmaceuticals, Inc. *                   4,000        151
  KV Pharmaceutical Co., Class A *             11,800        260
  Lannett Co., Inc. *                           2,050         20
  Ligand Pharmaceuticals, Inc., Class B *      24,351        283
  Mannatech, Inc.                               5,100         97
  MannKind Corp. *                              4,700         74
  Medarex, Inc. *                              26,600        287
  Medicines Co. *                              15,900        458
  Nabi Biopharmaceuticals *                    19,400        284
  Natures Sunshine Products, Inc.               3,200         65
  NeighborCare, Inc. *                         12,600        387
  NeoPharm, Inc. *                              6,010         75
  Neurogen Corp. *                              7,300         68
  NitroMed, Inc. *                              3,300         88
  Noven Pharmaceuticals, Inc. *                 7,900        135
  NPS Pharmaceuticals, Inc. *                  12,400        227
  Nutraceutical International Corp. *           3,100         48
  Nuvelo, Inc. *                               10,133        100
  Onyx Pharmaceuticals, Inc. *                 11,600        376
  Pain Therapeutics, Inc. *                    11,500         83
  Par Pharmaceutical Cos., Inc. *              11,500        476
  Penwest Pharmaceuticals Co. *                 5,800         69
  Perrigo Co.                                  21,200        366
  PetMed Express, Inc. *                        3,600         27
  Pharmacyclics, Inc. *                         7,100         74
  Pharmion Corp. *                              5,000        211
  Pharmos Corp. *                              30,500         43
  Pozen, Inc. *                                 8,500         62
  Priority Healthcare Corp., Class B *          9,700        211
  Progenics Pharmaceuticals, Inc. *             3,500         60
  Renovis, Inc. *                               2,500         36
  Rigel Pharmaceuticals, Inc. *                 3,600         88
  Salix Pharmaceuticals Ltd. *                 12,600        222
  Santarus, Inc. *                              2,500         23
  Sciclone Pharmaceuticals, Inc. *             15,600         58
  Star Scientific, Inc. *                       9,300         47
  Tanox, Inc. *                                 7,900        120
  Trimeris, Inc. *                              5,700         81

                                 NORTHERN FUNDS QUARTERLY REPORT 18 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                          NUMBER     VALUE
                                                         OF SHARES   (000S)
                                                         ---------  -------
COMMON STOCKS - 98.4% - CONTINUED

PHARMACEUTICALS - 3.3% - (CONTINUED)
  United Therapeutics Corp. *                              6,300    $   285
  USANA Health Sciences, Inc. *                            3,500        120
  Valeant Pharmaceuticals International                   27,900        735
  Vicuron Pharmaceuticals, Inc. *                         17,300        301
  Vion Pharmaceuticals, Inc. *                            18,400         86
  Zymogenetics, Inc. *                                     6,200        143
                                                          ------    -------
                                                                     12,893
                                                          ------    -------
PIPELINES - 0.0%
  Transmontaigne, Inc. *                                   6,200         38
                                                          ------    -------
REAL ESTATE - 0.4%
  Avatar Holdings, Inc. *                                  1,800         87
  CB Richard Ellis Group, Inc. *                           8,600        289
  Consolidated-Tomoka Land Co.                             2,000         86
  Jones Lang LaSalle, Inc. *                              10,700        400
  LNR Property Corp.                                       5,700        359
  Reading International, Inc., Class A *                   4,900         41
  Tarragon Realty Investors, Inc. *                        2,375         42
  Trammell Crow Co. *                                     10,900        197
  ZipRealty, Inc. *                                          800         14
                                                          ------    -------
                                                                      1,515
                                                          ------    -------
REITS - 7.0%
  Aames Investment Corp.                                  11,300        121
  Acadia Realty Trust                                      7,900        129
  Affordable Residential Communities                       9,200        132
  Alexander's, Inc. *                                        700        151
  Alexandria Real Estate Equities, Inc.                    6,400        476
  American Campus Communities, Inc.,                       4,600        103
  American Financial Realty Trust                         36,600        592
  American Home Mortgage Investment Corp.                 11,505        394
  AMLI Residential Properties Trust                        8,100        259
  Anthracite Capital, Inc.                                17,700        219
  Anworth Mortgage Asset Corp.                            14,500        155
  Arbor Realty Trust, Inc.                                 1,900         47
  Ashford Hospitality Trust, Inc.                          8,100         88
  Bedford Property Investors, Inc.                         4,800        136
  BIMINI Mortgage Management , Inc. CL A                   4,500         72
  BioMed Realty Trust, Inc.                               11,400        253
  Brandywine Realty Trust                                 16,100        473
  Capital Automotive                                      12,445        442
  Capital Lease Funding, Inc.                              8,500        106
  Capital Trust, Class A                                   3,600        111
  Capstead Mortgage Corp.                                  6,950         73
  CarrAmerica Realty Corp.                                18,100        597
  Cedar Shopping Centers, Inc.                             6,200         89
  Colonial Properties Trust                                6,300        247
  Commercial Net Lease Realty *                           16,600        342
  Cornerstone Realty Income Trust, Inc.                   18,500        185
  Corporate Office Properties Trust                       11,900        349
  Correctional Properties Trust                            3,600        104
  Cousins Properties, Inc.                                12,100        366
  CRT Properties, Inc.                                     8,900        212
  Digital Realty Trust, Inc.                               5,500         74
  EastGroup Properties, Inc.                               6,700        257
  Entertainment Properties Trust                           8,200        365
  Equity Inns, Inc.                                       15,900        187
  Equity Lifestyle Properties, Inc.                        6,200        222
  Equity One, Inc.                                        11,200        266
  Essex Property Trust, Inc.                               7,600        637
  Extra Space Storage, Inc.                                7,500        100
  FelCor Lodging Trust, Inc. *                            16,500        242
  First Industrial Realty Trust, Inc.                     13,700        558
  Gables Residential Trust                                 9,700        347
  Getty Realty Corp.                                       5,500        158
  Glenborough Realty Trust, Inc.                           9,200        196
  Glimcher Realty Trust                                   12,500        346
  Global Signal, Inc.                                      2,700         74
  GMH Communities Trust                                    8,800        124
  Government Properties Trust, Inc.                        7,200         71
  Gramercy Capital Corp/New York                           3,800         78
  Healthcare Realty Trust, Inc.                           15,900        647
  Heritage Property Investment Trust                       9,300        298
  Highland Hospitality Corp.                              11,500        129
  Highwoods Properties, Inc.                              18,000        499
  Home Properties of New York, Inc.                       10,700        460
  HomeBanc Corp./Atlanta GA                               12,400        120
  IMPAC Mortgage Holdings, Inc.                           24,800        562
  Innkeepers USA Trust                                    10,900        155
  Investors Real Estate Trust                             12,600        132
  Kilroy Realty Corp.                                      9,500        406
  Kite Realty Group Trust                                  7,400        113
  Kramont Realty Trust                                     7,500        176
  LaSalle Hotel Properties                                 9,000        286
  Lexington Corporate Properties Trust                    15,600        352
  LTC Properties, Inc.                                     4,700         94

EQUITY FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER     VALUE
                                                         OF SHARES   (000S)
                                                         ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

REITS - 7.0% - (CONTINUED)
  Luminent Mortgage Capital, Inc.                         12,000     $  143
  Maguire Properties, Inc.                                11,300        310
  Meristar Hospitality Corp. *                            27,946        233
  MFA Mortgage Investments, Inc.                          25,700        227
  Mid-America Apartment Communities, Inc.                  5,700        235
  Mission West Properties                                  5,400         57
  MortgageIT Holdings, Inc.                                5,600        101
  National Health Investors, Inc.                          7,800        228
  Nationwide Health Properties, Inc.                      22,100        525
  New Century Financial Corp.                             13,300        850
  Newcastle Investment Corp.                              11,600        369
  Novastar Financial, Inc.                                 8,900        441
  OMEGA Healthcare Investors, Inc.                        14,800        175
  Parkway Properties, Inc.                                 3,800        193
  Pennsylvania Real Estate Investment Trust               10,501        449
  Post Properties, Inc.                                   13,200        461
  Prentiss Properties Trust                               14,800        565
  PS Business Parks, Inc.                                  5,000        226
  RAIT Investment Trust                                    8,000        224
  Ramco-Gershenson Properties                              5,400        174
  Realty Income Corp.                                     13,200        668
  Redwood Trust, Inc.                                      5,800        360
  Saul Centers, Inc.                                       4,200        161
  Saxon Capital, Inc.                                     17,200        413
  Senior Housing Properties Trust                         17,300        328
  Sovran Self Storage, Inc.                                5,400        228
  Strategic Hotel Capital, Inc.                            7,600        125
  Summit Properties, Inc.                                  9,400        306
  Sun Communities, Inc.                                    5,300        213
  Sunstone Hotel Investors, Inc.                           6,700        139
  Tanger Factory Outlet Centers, Inc.                      9,800        259
  Taubman Centers, Inc.                                   16,700        500
  Town & Country Trust (The)                               6,400        177
  U-Store-It Trust                                         7,900        137
  U.S. Restaurant Properties, Inc.                         8,500        154
  Universal Health Realty Income, Inc.                     3,800        122
  Urstadt Biddle Properties, Class A                       7,400        126
  Washington Real Estate Investment Trust                 13,700        464
  Winston Hotels, Inc.                                     7,600         90
                                                          ------     ------
                                                                     26,910
                                                          ------     ------

RETAIL - 5.7%
  99 Cents Only Stores *                                  16,100        260
  AC Moore Arts & Crafts, Inc. *                           4,900        141
  Aeropostale, Inc. *                                     18,500        544
  America's Car Mart, Inc. *                               2,100         80
  Asbury Automotive Group, Inc. *                          4,500         62
  Bebe Stores, Inc.                                        3,000         81
  Big 5 Sporting Goods Corp. *                             7,000        204
  BJ's Restaurants, Inc. *                                 3,800         53
  Blair Corp.                                              2,500         89
  Bob Evans Farms, Inc.                                   11,600        303
  Bombay (The) Co., Inc. *                                12,900         71
  Bon-Ton Stores                                           2,100         33
  Brookstone, Inc. *                                       7,075        138
  Brown Shoe Co., Inc.                                     6,000        179
  Buckle (The), Inc. *                                     2,600         77
  Buffalo Wild Wings, Inc. *                               1,900         66
  Build-A-Bear Workshop, Inc. *                            3,200        113
  Burlington Coat Factory Warehouse Corp.                  6,060        138
  Cache, Inc. *                                            3,600         65
  California Pizza Kitchen, Inc. *                         6,400        147
  Casey's General Stores, Inc.                            16,500        300
  Cash America International, Inc.                         9,400        279
  Casual Male Retail Group, Inc.                          10,300         56
  Cato (The) Corp., Class A                                6,200        179
  CBRL Group, Inc.                                        16,500        691
  CEC Entertainment, Inc. *                               12,450        498
  Charlotte Russe Holding, Inc. *                          4,400         44
  Charming Shoppes, Inc. *                                38,700        363
  Children's Place Retail Stores (The), Inc. *             5,700        211
  Christopher & Banks Corp.                               12,425        229
  CKE Restaurants, Inc. *                                 17,400        253
  Coldwater Creek, Inc. *                                  7,275        225
  Cosi, Inc. *                                             7,300         44
  Cost Plus, Inc. of California *                          7,275        234
  CSK Auto Corp. *                                        15,500        260
  Dave & Buster's, Inc. *                                  3,700         75
  Deb Shops, Inc.                                          1,500         38
  Dick's Sporting Goods, Inc. *                           10,000        352
  Domino's Pizza, Inc.                                     8,600        153
  Dress Barn, Inc. *                                       6,800        120
  Electronics Boutique Holdings Corp. *                    3,900        167
  Finish Line (The), Inc., Class A *                      12,400        227
  First Cash Financial Services, Inc. *                    4,200        112

                                 NORTHERN FUNDS QUARTERLY REPORT 20 EQUITY FUNDS

EQUITY FUNDS

 SCHEDULE OF INVESTMENTS
 SMALL CAP INDEX FUND (continued)

                                               NUMBER    VALUE
                                              OF SHARES  (000S)
                                              ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

RETAIL - 5.7% - (CONTINUED)
   Fred's, Inc.                                13,325    $  232
   GameStop Corp. *                            12,400       278
   Gander Mountain Co.                          2,400        31
   Genesco, Inc. *                              7,000       218
   Goody's Family Clothing, Inc.                6,200        57
   Group 1 Automotive, Inc. *                   6,300       198
   Guitar Center, Inc. *                        8,100       427
   Hancock Fabrics, Inc.                        6,700        69
   Haverty Furniture Cos., Inc.                 5,800       107
   Hibbett Sporting Goods, Inc. *               8,162       217
   Hollywood Entertainment Corp. *             17,800       233
   HOT Topic, Inc. *                           16,025       275
   IHOP Corp.                                   6,700       281
   Insight Enterprises, Inc. *                 16,150       331
   J. Jill Group (The), Inc. *                  6,050        90
   Jack in the Box, Inc. *                     12,100       446
   Jo-Ann Stores, Inc. *                        6,110       168
   Jos. A. Bank Clothiers, Inc. *               3,387        96
   Kenneth Cole Productions, Inc., Class A      2,750        85
   Kirkland's, Inc. *                           4,100        50
   Krispy Kreme Doughnuts, Inc. *              18,600       234
   Landry's Restaurants, Inc.                   7,200       209
   Linens 'N Things, Inc. *                    14,900       370
   Lithia Motors, Inc., Class A                 4,900       131
   Lone Star Steakhouse & Saloon, Inc.          5,300       148
   Longs Drug Stores Corp.                      9,800       270
   MarineMax, Inc. *                            4,200       125
   Men's Wearhouse, Inc. *                     10,302       329
   Movado Group, Inc.                           5,200        97
   Movie Gallery, Inc.                          8,325       159
   New York & Co., Inc. *                       3,000        50
   Nu Skin Enterprises, Inc., Class A          17,500       444
   O'Charleys, Inc. *                           7,100       139
   P.F. Chang's China Bistro, Inc. *            8,500       479
   Panera Bread Co., Class A *                  9,400       379
   Pantry (The), Inc. *                         4,200       126
   Papa John's International, Inc. *            3,725       128
   Party City Corp. *                           4,300        56
   Payless Shoesource, Inc. *                  22,500       277
   PC Mall, Inc. *                              2,800        63
   Pep Boys - Manny, Moe & Jack                19,300       329
   Rare Hospitality International, Inc. *      11,375       362
   Red Robin Gourmet Burgers, Inc. *            4,000       214
   Restoration Hardware, Inc. *                 9,400        54
   Retail Ventures, Inc.                        5,200        37
   Rush Enterprises, Inc., Class B *            2,500        43
   Ryan's Restaurant Group, Inc. *             14,100       217
   School Specialty, Inc. *                     7,600       293
   Select Comfort Corp. *                      12,100       217
   Sharper Image Corp. *                        3,900        74
   Shoe Carnival, Inc. *                        2,600        34
   ShopKo Stores, Inc. *                        9,700       181
   Smart & Final, Inc. *                        4,150        60
   Sonic Automotive, Inc.                       9,000       223
   Sonic Corp. *                               19,764       603
   Sports Authority (The), Inc. *               7,311       188
   Stage Stores, Inc. *                         6,300       262
   Steak n Shake (The) Co. *                    7,804       157
   Stein Mart, Inc. *                           8,300       142
   TBC Corp. *                                  7,100       197
   Texas Roadhouse, Inc. *                      3,100        92
   Too, Inc. *                                 11,400       279
   Tractor Supply Co. *                        10,400       387
   Trans World Entertainment Corp. *            7,250        90
   Triarc Cos., Inc., Class B                  11,803       145
   Tuesday Morning Corp. *                      8,600       263
   United Auto Group, Inc.                      6,400       189
   West Marine, Inc. *                          4,800       119
   World Fuel Services Corp.                    4,000       199
   Zale Corp. *                                17,700       529
                                               ------    ------
                                                         22,235
                                               ------    ------
SAVINGS & LOANS - 2.2%
   Anchor BanCorp Wisconsin, Inc.               6,300       184
   Bank Mutual Corp.                           25,606       312
   BankAtlantic Bancorp, Inc., Class A         14,300       285
   BankUnited Financial Corp., Class A *        9,100       291
   Berkshire Hills Bancorp, Inc.                2,000        74
   Beverly Hills Bancorp, Inc.                  3,861        39
   Brookline Bancorp, Inc.                     19,703       322
   Charter Financial Corp. of Georgia           1,400        61
   Citizens First Bancorp, Inc.                 3,000        73
   Clifton Savings Bancorp, Inc.                3,400        41
   Coastal Financial Corp.                      4,543        87
   Commercial Capital Bancorp, Inc.            12,129       281

EQUITY FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                               NUMBER    VALUE
                                              OF SHARES  (000S)
                                              ---------  ------
COMMON STOCKS - 98.4% - CONTINUED

SAVINGS & LOANS - 2.2% - (CONTINUED)
   Commercial Federal Corp.                    13,600    $  404
   Dime Community Bancshares                   11,125       199
   Downey Financial Corp.                       6,500       370
   Fidelity Bankshares, Inc.                    4,600       197
   First Financial Holdings, Inc.               4,500       147
   First Niagara Financial Group, Inc.         28,298       395
   First Place Financial Corp. of Ohio          4,200        94
   FirstFed Financial Corp. *                   5,650       293
   Flagstar Bancorp, Inc.                      10,600       240
   Flushing Financial Corp.                     5,025       101
   Franklin Bank Corp. of Houston *             4,300        78
   Harbor Florida Bancshares, Inc.              7,412       256
   Horizon Financial Corp.                      3,800        78
   Hudson River Bancorp, Inc.                  10,500       208
   Itla Capital Corp. *                         1,900       112
   KNBT Bancorp, Inc.                           9,700       164
   MAF Bancorp, Inc.                            9,336       418
   NASB Financial, Inc.                         1,100        44
   Northwest Bancorp, Inc.                      5,800       145
   OceanFirst Financial Corp.                   2,600        64
   Ocwen Financial Corp. *                     12,300       118
   Partners Trust Financial Group, Inc.        11,330       132
   PennFed Financial Services, Inc.             3,800        61
   PFF Bancorp, Inc.                            4,060       188
   Provident Bancorp, Inc.                     14,461       191
   Provident Financial Holdings                 1,800        52
   Provident Financial Services, Inc.          24,829       481
   Sterling Financial Corp. of Washington *     8,003       314
   TierOne Corp.                                6,200       154
   United Community Financial Corp. of Ohio     9,900       111
   Waypoint Financial Corp.                    10,650       302
   Westfield Financial, Inc.                    1,700        44
   WSFS Financial Corp.                         2,300       139
                                               ------    ------
                                                          8,344
                                               ------    ------
SEMICONDUCTORS - 2.9%
   Actel Corp. *                                8,600       151
   ADE Corp. *                                  3,500        66
   Alliance Semiconductor Corp. *               7,700        29
   AMIS Holdings, Inc. *                        9,900       164
   Asyst Technologies, Inc. *                  16,700        85
   ATMI, Inc. *                                10,400       234
   August Technology Corp. *                    6,300        66
   Axcelis Technologies, Inc. *                33,100       269
   Brooks Automation, Inc. *                   14,632       252
   Cirrus Logic, Inc. *                        28,100       155
   Cohu, Inc.                                   7,700       143
   Credence Systems Corp. *                    31,780       291
   Diodes, Inc. *                               2,350        53
   DSP Group, Inc. *                            9,800       219
   Dupont Photomasks, Inc. *                    4,900       129
   Emulex Corp. *                              27,400       461
   Entegris, Inc. *                            14,500       144
   ESS Technology, Inc. *                      11,200        80
   Exar Corp. *                                13,700       194
   Formfactor, Inc. *                           9,300       252
   FSI International, Inc. *                   11,200        52
   Genesis Microchip, Inc. *                   10,900       177
   Helix Technology Corp.                       9,400       163
   Integrated Device Technology, Inc. *        35,100       406
   Integrated Silicon Solutions, Inc. *        12,100        99
   IXYS Corp. *                                 7,000        72
   Kopin Corp. *                               23,100        89
   Kulicke & Soffa Industries, Inc. *          16,900       146
   Lattice Semiconductor Corp. *               38,100       217
   Leadis Technology, Inc. *                    2,400        26
   LTX Corp. *                                 20,500       158
   Mattson Technology, Inc. *                  14,200       160
   Micrel, Inc. *                              22,600       249
   Microsemi Corp. *                           20,000       347
   Microtune, Inc. *                           17,100       105
   Mindspeed Technologies, Inc. *              35,400        98
   MIPS Technologies, Inc., Class A *          13,600       134
   MKS Instruments, Inc. *                     10,900       202
   Monolithic System Technology, Inc. *         7,700        48
   Mykrolis Corp. *                            13,900       197
   Omnivision Technologies, Inc. *             18,400       338
   ON Semiconductor Corp. *                    41,700       189
   Pericom Semiconductor Corp. *                8,000        75
   Photronics, Inc. *                          11,000       182
   Pixelworks, Inc. *                          13,300       151
   PLX Technology, Inc. *                       7,800        81
   Portalplayer, Inc. *                         1,900        47
   Power Integrations, Inc. *                   9,000       178
   Rudolph Technologies, Inc. *                 4,800        82

                                        NORTHERN FUNDS QUARTERLY 22 EQUITY FUNDS

EQUITY FUND

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                      NUMBER    VALUE
                                                    OF SHARES  (000S)
                                                    ---------  -------
COMMON STOCKS - 98.4% - CONTINUED

SEMICONDUCTORS - 2.9% - (CONTINUED)
  Semitool, Inc. *                                    5,800    $    54
  Sigmatel, Inc. *                                    8,100        288
  Silicon Image, Inc. *                              24,700        407
  Siliconix, Inc. *                                   1,900         69
  Sipex Corp. *                                       7,500         35
  Sirf Technology Holdings, Inc. *                    4,200         53
  Skyworks Solutions, Inc. *                         49,900        471
  Standard Microsystems Corp. *                       6,100        109
  Supertex, Inc. *                                    3,100         67
  Tessera Technologies, Inc. *                        8,500        316
  Transmeta Corp. of Delaware *                      52,200         85
  Tripath Technology, Inc. *                         11,800         15
  Triquint Semiconductor, Inc. *                     44,854        200
  Ultratech Stepper, Inc. *                           7,000        132
  Varian Semiconductor Equipment Associates Inc. *   12,000        442
  Veeco Instruments, Inc. *                           8,600        181
  Vitesse Semiconductor Corp. *                      71,700        253
  Volterra Semiconductor Corp. *                      1,800         40
  Zoran Corp. *                                      14,465        168
                                                     ------    -------
                                                                11,290
                                                     ------    -------
SOFTWARE - 3.4%
  Actuate Corp. *                                    18,800         48
  Advent Software, Inc. *                             7,800        160
  Allscripts Healthcare Solutions, Inc. *             9,800        105
  Altiris, Inc. *                                     6,900        244
  Ansys, Inc. *                                      10,300        330
  Ascential Software Corp. *                         19,600        320
  Aspen Technology, Inc. *                           14,600         91
  Atari, Inc. *                                       3,000          9
  Authentidate Holding Corp. *                       10,000         62
  Borland Software Corp. *                           26,900        314
  Captaris, Inc. *                                   12,200         63
  CCC Information Services Group, Inc. *              3,059         68
  Cerner Corp. *                                      9,500        505
  Computer Programs & Systems, Inc.                   2,200         51
  Concord Communications, Inc. *                      6,500         72
  Concur Technologies, Inc. *                         9,300         83
  CSG Systems International, Inc. *                  17,400        325
  Dendrite International, Inc. *                     11,900        231
  Digi International, Inc. *                          7,100        122
  Eclipsys Corp. *                                   12,100        247
  eFunds Corp. *                                     15,900        382
  Embarcadero Technologies, Inc. *                    7,900         74
  Epicor Software Corp. *                            14,100        199
  EPIQ Systems, Inc. *                                5,050         74
  FalconStor Software, Inc. *                         9,400         90
  Filenet Corp. *                                    13,800        355
  Hyperion Solutions Corp. *                         12,990        606
  IDX Systems Corp. *                                 6,900        238
  Infocrossing, Inc. *                                5,600         95
  Informatica Corp. *                                28,900        235
  infoUSA, Inc. *                                    10,350        116
  InPhonic, Inc. *                                    2,300         63
  Inter-Tel, Inc.                                     6,900        189
  Intervideo, Inc. *                                  3,300         44
  JDA Software Group, Inc. *                          8,600        117
  Keane, Inc. *                                      16,700        245
  Lawson Software, Inc. *                            19,600        135
  Mantech International Corp., Class A *              5,600        133
  Manugistics Group, Inc. *                          18,900         54
  MAPICS, Inc. *                                      8,000         84
  MapInfo Corp. *                                     7,100         85
  Micromuse, Inc. *                                  26,300        146
  MicroStrategy, Inc., Class A *                      4,000        241
  Midway Games, Inc. *                               15,289        161
  MRO Software, Inc. *                                6,800         89
  MSC.Software Corp. *                                9,100         95
  NDCHealth Corp.                                    11,900        221
  NetIQ Corp. *                                      19,224        235
  Omnicell, Inc. *                                    7,900         87
  Open Solutions, Inc. *                              4,400        114
  OPNET Technologies, Inc. *                          4,300         36
  Packeteer, Inc. *                                  11,500        166
  PalmSource, Inc. *                                  4,864         62
  Parametric Technology Corp. *                      89,400        527
  PDF Solutions, Inc. *                               5,100         82
  Pegasystems, Inc. *                                 3,400         29
  Per-Se Technologies, Inc. *                         8,099        128
  Pinnacle Systems, Inc. *                           22,900        140
  PLATO Learning, Inc. *                              7,300         54
  Progress Software Corp. *                          10,600        247
  QAD, Inc.                                           4,900         44

EQUITY FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                     NUMBER      VALUE
                                                    OF SHARES   (000S)
                                                    ---------   ------
COMMON STOCKS - 98.4% - CONTINUED

SOFTWARE - 3.4% - (CONTINUED)
  Quality Systems, Inc. *                             1,100     $    66
  Quest Software, Inc. *                             16,700         266
  Renaissance Learning, Inc.                          2,800          52
  Retek, Inc. *                                      19,700         121
  Salesforce.com Inc. *                               4,200          71
  ScanSoft, Inc. *                                   27,010         113
  Schawk, Inc.                                        2,700          49
  Seachange International, Inc. *                     8,300         145
  Serena Software, Inc. *                             8,300         180
  SoftBrands, Inc. *                                  1,520           3
  SPSS, Inc. *                                        4,300          67
  SS&C Technologies, Inc.                             4,500          93
  SYNNEX Corp. *                                      1,900          46
  Take-Two Interactive Software, Inc. *              14,900         518
  THQ, Inc. *                                        12,650         290
  TradeStation Group, Inc. *                          6,400          45
  Transaction Systems Architects, Inc., Class A*     12,400         246
  Trident Microsystems, Inc. *                        6,300         105
  Ulticom, Inc. *                                     3,500          56
  Ultimate Software Group, Inc. *                     5,600          71
  Verint Systems, Inc. *                              3,900         142
  Wind River Systems, Inc. *                         23,700         321
  Witness Systems, Inc. *                             7,200         126
                                                     ------     -------
                                                                 13,159
                                                     ------     -------
STORAGE/WAREHOUSING - 0.0%
  Mobile Mini, Inc. *                                 5,000         165
                                                     ------     -------
TELECOMMUNICATIONS - 3.1%
  Adaptec, Inc. *                                    36,700         279
  Aeroflex, Inc. *                                   21,800         264
  AirGate PCS, Inc. *                                 4,200         149
  Airspan Networks, Inc. *                           10,800          59
  Alamosa Holdings, Inc. *                           24,800         309
  Anaren, Inc. *                                      7,100          92
  Anixter International, Inc. *                       9,800         353
  Applied Signal Technology, Inc.                     3,300         116
  Arris Group, Inc. *                                29,500         208
  Aspect Communications Corp. *                      13,600         151
  Atheros Communications, Inc.                        3,600          37
  Audiovox Corp., Class A *                           5,700          90
  Avanex Corp. *                                     28,000          93
  Black Box Corp.                                     5,400         259
  Boston Communications Group *                       6,100          56
  Broadwing Corp. *                                  16,370         149
  C-COR.net Corp. *                                  15,300         142
  Carrier Access Corp. *                              6,700          72
  Centennial Communications Corp. *                   3,500          28
  Cincinnati Bell, Inc. *                            83,100         345
  Commonwealth Telephone Enterprises, Inc. *          7,233         359
  CommScope, Inc. *                                  17,900         338
  Comtech Telecommunications *                        4,850         182
  CT Communications, Inc.                             6,200          76
  D&E Communications, Inc.                            4,500          54
  Ditech Communications Corp. *                       9,900         148
  Dobson Communications Corp., Class A *             38,700          67
  EMS Technologies, Inc. *                            3,700          61
  Enterasys Networks, Inc. *                         69,800         126
  Extreme Networks *                                 35,700         234
  Finisar Corp. *                                    53,300         121
  General Communication, Inc., Class A *             15,100         167
  Golden Telecom, Inc.                                4,700         124
  Harmonic, Inc. *                                   24,000         200
  Hypercom Corp. *                                   17,000         101
  Infonet Services Corp., Class B *                  20,800          42
  Interdigital Communications Corp. *                18,600         411
  Intrado, Inc. *                                     6,500          79
  Iowa Telecommunications Services, Inc.              6,000         129
  Ixia *                                              9,300         156
  KVH Industries, Inc. *                              5,500          54
  Mastec, Inc. *                                      7,800          79
  MRV Communications, Inc. *                         37,434         137
  Netgear, Inc. *                                     7,300         133
  Network Equipment Technologies, Inc. *              8,500          83
  Newport Corp. *                                    14,300         202
  NMS Communciations Corp. *                         16,100         102
  North Pittsburgh Systems, Inc.                      5,300         131
  Novatel Wireless, Inc. *                            6,200         120
  Oplink Communications, Inc. *                      37,300          73
  Paradyne Networks Corp. *                          13,800          50
  Powerwave Technologies, Inc. *                     34,500         293
  Price Communications Corp. *                       12,757         237
  Primus Telecommunications Group, Inc. *            26,200          83
  PTEK Holdings, Inc. *                              21,100         226
  Remec, Inc. *                                      20,700         149

                                 NORTHERN FUNDS QUARTERLY REPORT 24 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
                                                     ---------    ------
COMMON STOCKS - 98.4% - CONTINUED

TELECOMMUNICATIONS - 3.1% - (CONTINUED)
   RF Micro Devices, Inc. *                            62,000    $    424
   SafeNet, Inc. *                                      7,927         291
   SBA Communications Corp. *                          14,900         138
   Shenandoah Telecom Co.                               2,400          72
   Spectralink Corp.                                    7,100         101
   Stratex Networks, Inc. *                            29,100          66
   SureWest Communications                              5,100         145
   Sycamore Networks, Inc. *                           58,400         237
   SymmetriCom, Inc. *                                 15,300         149
   Talk America Holdings, Inc. *                        9,500          63
   Tekelec *                                           16,600         339
   Terayon Communication Systems, Inc. *               23,900          65
   Time Warner Telecom, Inc., Class A *                17,400          76
   TippingPoint Technologies, Inc. *                    1,000          47
   Triton PCS Holdings, Inc., Class A *                11,000          38
   Ubiquitel, Inc. *                                   23,700         169
   USA Mobility, Inc. *                                 8,076         285
   Viasat, Inc. *                                       7,200         175
   Westell Technologies, Inc., Class A *               16,400         111
   Wireless Facilities, Inc. *                         16,300         154
   WJ Communications, Inc. *                            9,200          32
   Zhone Technologies, Inc. *                          17,050          44
                                                       ------    --------
                                                                   11,799
                                                       ------    --------

TEXTILES - 0.1%
   Angelica Corp.                                       3,300          89
   G & K Services, Inc., Class A                        5,750         250
   Unifirst Corp. of Massachusetts                      3,200          90
                                                       ------    --------
                                                                      429
                                                       ------    --------

TOYS, GAMES & HOBBIES - 0.2%
   Action Performance Cos., Inc.                        5,100          56
   Department 56, Inc. *                                4,900          82
   Jakks Pacific, Inc. *                                8,550         189
   Leapfrog Enterprises, Inc. *                         9,100         124
   RC2 Corp. *                                          5,600         182
   Topps (The) Co.                                     11,000         107
                                                       ------    --------
                                                                      740
                                                       ------    --------

TRANSPORTATION - 2.1%
   Alexander & Baldwin, Inc.                           14,200         602
   Arkansas Best Corp. *                                7,300         328
   Central Freight Lines, Inc. *                        3,500          22
   Covenant Transport, Inc., Class A *                  2,700          56
   EGL, Inc. *                                         11,900         356
   Florida East Coast Industries, Inc., Class A         7,000         316
   Forward Air Corp. *                                  7,200         322
   Genesee & Wyoming, Inc., Class A *                   5,550         156
   Gulfmark Offshore, Inc. *                            5,400         120
   Heartland Express, Inc.                             15,078         339
   HUB Group, Inc., Class A *                           2,400         125
   Kansas City Southern Industries, Inc. *             20,700         367
   Kirby Corp. *                                        7,100         315
   Knight Transportation, Inc.                         12,093         300
   Laidlaw International, Inc. *                       34,600         740
   Landstar System, Inc. *                              9,900         729
   Marten Transport Ltd. *                              2,700          61
   Offshore Logistics, Inc. *                           6,727         218
   Old Dominion Freight Line, Inc. *                    5,650         197
   Overnite Corp.                                       9,300         346
   Overseas Shipholding Group                           9,000         497
   Pacer International, Inc. *                          9,200         196
   PAM Transportation Services, Inc. *                  2,000          37
   Quality Distribution, Inc. *                         3,200          27
   RailAmerica, Inc. *                                 12,700         166
   SCS Transportation, Inc. *                           4,900         115
   Seabulk International, Inc. *                        2,800          34
   Swift Transportation Co., Inc. *                    15,000         322
   U.S. Xpress Enterprises, Inc., Class A *             2,000          59
   USF Corp.                                            9,300         353
   Werner Enterprises, Inc.                            16,000         362
                                                       ------    --------
                                                                    8,183
                                                       ------    --------

TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                       3,100         142
   GATX Corp.                                          16,400         485
   Greenbrier Cos., Inc.                                2,300          78
                                                       ------    --------
                                                                      705
                                                       ------    --------

WATER - 0.2%
   American States Water Co.                            5,400         140
   California Water Service Group                       5,200         196
   Connecticut Water Service, Inc.                      2,850          76
   Middlesex Water Co.                                  3,733          71
   Pico Holdings, Inc. *                                2,300          48

EQUITY FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

                                                    DECEMBER 31, 2004(UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
                                                     ---------   --------
COMMON STOCKS - 98.4% - CONTINUED

WATER - 0.2% - (CONTINUED)
  SJW Corp.                                             2,400    $     87
  Southwest Water Co.                                   5,537          74
                                                       ------    --------
                                                                      692
                                                       ------    --------
TOTAL COMMON STOCKS
                                                       ------    --------
(COST $290,556)                                                   380,705

                                                      PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)    (000S)
                                                      ---------  --------
CORPORATE BONDS - 0.0%

DISTRIBUTION/WHOLESALE - 0.0%
  Timco Aviation Services, Inc., (1)
    8.00%, 1/2/07                                      $    1           -
                                                       ------    --------
TOTAL CORPORATE BONDS
                                                       ------    --------
(COST $-)                                                               -

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
                                                     ---------   --------
OTHER - 0.0%

  Escrow Gladstone Capital Corp. *                      3,800          90
  Escrow MascoTech, Inc. *                              3,700           -
  Escrow Position PetroCorp. *                          1,900           -
                                                       ------    --------
TOTAL OTHER
                                                       ------    --------
(COST $73)                                                             90

RIGHT - 0.0%

  CSF Holdings, Inc. *                                  4,212           -
                                                       ------    --------
TOTAL RIGHT
                                                       ------    --------
(COST $-)                                                               -

WARRANTS - 0.0%

  Imperial Credit Industries, Exp. 1/31/08 *               33           -
  Optical Cable Corp. Exp. 10/24/07 *                  52,547           -
  Redback Networks, Exp. 1/2/11 *                       1,605           4
                                                       ------    --------
TOTAL WARRANTS
                                                       ------    --------
(COST $-)                                                               4

                                                     PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
                                                     ---------   --------
SHORT-TERM INVESTMENTS - 1.6%

  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                                      $5,638    $  5,638
  U.S. Treasury Bill, (2)
    2.17%, 3/24/05                                        615         612
                                                       ------    --------
TOTAL SHORT-TERM INVESTMENTS
                                                       ------    --------
(COST $6,250)                                                       6,250

                                                       ------    --------
TOTAL INVESTMENTS - 100.0%
                                                       ------    --------
(COST $296,879)                                                  $387,049

(1)   Fair valued security

(2) Securities pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At December 31, 2004, the Small Cap Index Fund had open futures contracts as follows:

                                   NOTIONAL                              UNREALIZED
                  NUMBER OF         AMOUNT       CONTRACT   CONTRACT        GAIN
TYPE              CONTRACTS         (000S)       POSITION     EXP.         (000S)
----              ---------        --------      --------  ----------    ---------
Russell 2000             19        $  6,213        Long      03/05       $      97


                NORTHERN FUNDS QUARTERLY REPORT 26 EQUITY FUNDS

EQUITY FUNDS


  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

At December 31, 2004, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR                                             % OF INVESTMENTS
---------------                                             ----------------
Consumer Discretionary                                             14.9%
Consumer Staples                                                    2.7
Energy                                                              5.3
Financials                                                         22.1
Health Care                                                        12.6
Industrials                                                        14.5
Information Technology                                             17.5
Materials                                                           6.0
Telecommunication Services                                          1.1
Utilities                                                           3.3
                                                                  -----
Total                                                             100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                   $296,879
                                                                  --------
Gross tax appreciation of investments                             $104,674
Gross tax depreciation of investments                              (14,504)
                                                                  --------
Net tax appreciation of investments                               $ 90,170

EQUITY FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND

                                                         NUMBER     VALUE
                                                        OF SHARES   (000S)
                                                        ---------  --------
  COMMON STOCKS - 96.5%

  AEROSPACE/DEFENSE - 2.7%
      Curtiss-Wright Corp.                                 56,900  $  3,267
      Ducommun, Inc. *                                      9,462       197
      Esterline Technologies Corp. *                       96,821     3,161
      GenCorp, Inc. *                                       5,138        95
      Heico Corp.                                          17,760       401
      Heico Corp., Class A                                  1,716        30
      Herley Industries, Inc. *                            34,694       706
      Moog, Inc., Class A *                                89,500     4,059
      Triumph Group, Inc. *                                27,814     1,099
                                                        ---------  --------
                                                                     13,015
                                                        ---------  --------
  AGRICULTURE - 0.1%
      Alico, Inc.                                           1,814       106
      DIMON, Inc.                                          43,431       292
      Standard Commercial Corp.                             7,163       139
                                                        ---------  --------
                                                                        537
                                                        ---------  --------
  AIRLINES - 0.2%
      FLYi, Inc. *                                          3,722         6
      Skywest, Inc.                                        51,084     1,025
                                                        ---------  --------
                                                                      1,031
                                                        ---------  --------
  APPAREL - 1.5%
      Hampshire Group Ltd. *                                  109         3
      Kellwood Co.                                         80,371     2,773
      Phillips-Van Heusen Corp.                            62,783     1,695
      Russell Corp.                                        34,552       673
      Skechers U.S.A., Inc., Class A *                     10,000       130
      Stride Rite Corp.                                   101,475     1,134
      Superior Uniform Group, Inc.                         14,800       221
      Wolverine World Wide, Inc.                           18,205       572
                                                        ---------  --------
                                                                      7,201
                                                        ---------  --------
  AUTO PARTS & EQUIPMENT - 1.9%
      Aftermarket Technology Corp. *                       89,650     1,443
      Bandag, Inc.                                         71,300     3,552
      Cooper Tire & Rubber Co.                            103,354     2,227
      Modine Manufacturing Co.                             47,155     1,592
      R & B, Inc. *                                         4,224       106
      Standard Motor Products, Inc.                        27,098       428
                                                        ---------  --------
                                                                      9,348
                                                        ---------  --------
  BANKS - 8.5%
      1st Source Corp.                                     47,320     1,207
      1st State Bancorp, Inc.                               2,899        83
      ABC Bancorp                                          52,690     1,106
      Alliance Financial Corp.                                504        15
      Bancfirst Corp.                                      11,695       924
      Bancorp Rhode Island, Inc.                              405        16
      Banner Corp.                                         36,627     1,142
      Berkshire Bancorp, Inc.                              11,900       244
      Capital Bank Corp.                                    3,991        73
      Capital Crossing Bank *                              12,212       375
      Cathay Bancorp, Inc.                                  1,348        51
      Center Financial Corp.                                2,277        46
      Central Pacific Financial Corp.                      16,902       611
      Chemical Financial Corp.                              6,447       277
      Citizens Banking Corp. of Michigan                   26,392       907
      Columbia Banking Systems, Inc.                          847        21
      Community Bank System, Inc.                         144,400     4,079
      Community Trust Bancorp, Inc.                        32,743     1,060
      Corus Bankshares, Inc.                               12,793       614
      Fidelity Southern Corp.                               4,452        85
      Financial Institutions, Inc.                          7,928       184
      First Charter Corp.                                  41,268     1,080
      First Citizens Bancshares, Inc., Class A             10,487     1,555
      First Commonwealth Financial Corp.                   45,664       703
      First Community Bancorp of California                 5,831       249
      First Financial Corp. of Indiana                     46,724     1,637
      First Indiana Corp.                                  18,304       412
      First M & F Corp.                                     9,609       325
      First Merchants Corp.                                31,062       879
      First Republic Bank                                  19,747     1,047
      First State Bancorporation                            2,015        74
      First United Corp.                                      601        12
      Gold Banc Corp., Inc.                                65,176       953
      Greater Bay Bancorp                                  70,718     1,972
      Hancock Holding Co.                                  87,236     2,919
      Hanmi Financial Corp.                                10,168       365
      Heritage Commerce Corp. *                             4,022        76
      Integra Bank Corp.                                    5,019       116
      Irwin Financial Corp.                                96,200     2,731
      Macatawa Bank Corp.                                   1,117        36
      MainSource Financial Group, Inc.                      4,070        97
      MB Financial, Inc.                                    2,037        86
      Merchants & Manufacturers Bancorporation, Inc.        1,870        65
      MetroCorp. Bancshares, Inc.                             300         7
      Mid-State Bancshares                                  6,447       185

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER           VALUE
                                                       OF SHARES         (000S)
                                                       ---------         ------
COMMON STOCKS - 96.5% - CONTINUED

BANKS - 8.5% - (CONTINUED)
   Omega Financial Corp.                                  2,216          $    76
   Republic Bancorp, Inc. of Kentucky, Class A           14,742              379
   Riggs National Corp. *                                88,387            1,879
   Silicon Valley Bancshares *                            2,116               95
   Simmons First National Corp., Class A                 32,293              935
   State Financial Services Corp., Class A                1,071               32
   Sun Bancorp, Inc. of New Jersey *                        106                3
   Susquehanna Bancshares, Inc.                          68,806            1,717
   UMB Financial Corp.                                   68,578            3,886
   Unizan Financial Corp.                                 7,943              209
   Vail Banks, Inc.                                         100                1
   Virginia Financial Group, Inc.                         1,914               70
   WesBanco, Inc.                                        13,111              419
   Whitney Holding Corp.                                  4,097              184
   Yardville National Bancorp                            12,501              428
                                                        -------          -------
                                                                          41,014
                                                        -------          -------
BIOTECHNOLOGY - 0.8%
   Cambrex Corp.                                         47,143            1,278
   Genencor International, Inc. *                       147,212            2,414
   Harvard Bioscience, Inc. *                            42,652              198
   Serologicals Corp. *                                   4,174               92
                                                        -------          -------
                                                                           3,982
                                                        -------          -------
BUILDING MATERIALS - 2.5%
   Apogee Enterprises, Inc.                               7,960              107
   Eagle Materials, Inc.                                 49,069            4,237
   Genlyte Group, Inc. *                                  7,949              681
   Lennox International, Inc.                           127,872            2,602
   LSI Industries, Inc.                                  42,338              485
   NCI Building Systems, Inc. *                          45,720            1,715
   Universal Forest Products, Inc.                       39,778            1,726
   USG Corp. *                                           14,708              592
   York International Corp.                               3,828              132
                                                        -------          -------
                                                                          12,277
                                                        -------          -------
CHEMICALS - 2.2%
   Arch Chemicals, Inc.                                  65,571            1,887
   Cytec Industries, Inc.                                77,000            3,959
   Fuller (H.B.) Co.                                     19,950              569
   Great Lakes Chemical Corp.                             1,100               31
   Minerals Technologies, Inc.                           22,752            1,518
   NewMarket Corp. *                                     23,160              461
   Octel Corp.                                           25,992              541
   Omnova Solutions, Inc. *                               1,300                7
   Penford Corp.                                         17,597              277
   Schulman (A.), Inc.                                   39,220              840
   Stepan Co.                                            25,489              621
                                                        -------          -------
                                                                          10,711
                                                        -------          -------
COMMERCIAL SERVICES - 2.9%
   Albany Molecular Research, Inc. *                     42,712              476
   AMN Healthcare Services, Inc. *                        6,500              103
   Banta Corp.                                            6,950              311
   Bowne & Co., Inc.                                     30,000              488
   Central Parking Corp.                                  6,200               94
   Century Business Services, Inc. *                    254,195            1,108
   Cenveo, Inc. *                                        20,200               63
   Clark, Inc. *                                         56,723              880
   Consolidated Graphics, Inc. *                         45,853            2,105
   Cornell Cos., Inc. *                                   2,400               36
   Corrections Corp. of America *                        42,590            1,723
   Cross Country Healthcare, Inc. *                       9,771              177
   Dollar Thrifty Automotive Group *                     31,000              936
   Exponent, Inc. *                                       3,207               88
   Healthcare Services Group                             39,327              820
   Integrated Electrical Services, Inc. *                13,171               64
   MPS Group, Inc. *                                    273,500            3,353
   On Assignment, Inc. *                                 33,482              174
   PRG-Schultz International, Inc. *                     11,310               57
   SOURCECORP, Inc. *                                    27,238              520
   Stewart Enterprises, Inc., Class A *                   6,578               46
   TeleTech Holdings, Inc. *                             16,963              164
                                                        -------          -------
                                                                          13,786
                                                        -------          -------
COMPUTERS - 1.4%
   Catapult Communications Corp. *                        7,055              171
   CIBER, Inc. *                                         72,734              701
   Hutchinson Technology, Inc. *                         57,301            1,981
   iGate Corp. *                                          5,278               21
   Intergraph Corp. *                                    35,358              952
   Iomega Corp. *                                         5,300               29
   MTS Systems Corp.                                     28,515              964
   NYFIX, Inc. *                                          6,440               40
   Perot Systems Corp., Class A *                        75,400            1,209
   SYKES Enterprises, Inc. *                             15,991              111
   Talx Corp.                                            29,820              769
                                                        -------          -------
                                                                           6,948
                                                        -------          -------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                     NUMBER            VALUE
                                                    OF SHARES          (000S)
                                                    ---------          ------
COMMON STOCKS - 96.5% - CONTINUED

DISTRIBUTION/WHOLESALE - 1.0%
   Brightpoint, Inc. *                                23,209          $   454
   Building Material Holding Corp.                     2,569               98
   Bulova Corp. *                                      2,400               84
   Handleman Co.                                       9,975              214
   Timco Aviation Services, Inc. *                       271                -
   Watsco, Inc.                                      109,801            3,867
                                                     -------          -------
                                                                        4,717
                                                     -------          -------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
   California First National Bancorp                   5,653               70
   CompuCredit Corp. *                                66,686            1,823
   Credit Acceptance Corp. *                         113,037            2,877
   Financial Federal Corp.                             9,771              383
   First Albany Cos., Inc.                            45,563              442
   Municipal Mortgage & Equity                         7,457              203
   United PanAm Financial Corp. *                        197                4
                                                     -------          -------
                                                                        5,802
                                                     -------          -------
ELECTRIC - 2.2%
   Avista Corp.                                       34,552              611
   BayCorp Holdings Ltd. *                                97                1
   Black Hills Corp.                                  38,179            1,171
   Central Vermont Public Service Corp.               58,535            1,362
   Cleco Corp.                                         7,100              144
   El Paso Electric Co. *                             12,400              235
   Empire District Electric (The) Co.                 33,123              751
   Green Mountain Power Corp.                          1,508               43
   UIL Holdings Corp.                                 58,937            3,023
   Unisource Energy Corp.                            129,800            3,130
                                                     -------          -------
                                                                       10,471
                                                     -------          -------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
   Belden CDT, Inc.                                    5,300              123
   C&D Technologies, Inc.                             37,978              647
   Powell Industries, Inc. *                          12,108              224
                                                     -------          -------
                                                                          994
                                                     -------          -------
ELECTRONICS - 3.1%
   Benchmark Electronics, Inc. *                     120,024            4,093
   Checkpoint Systems, Inc. *                          5,715              103
   Methode Electronics, Inc.                          55,718              716
   OSI Systems, Inc. *                                47,950            1,089
   Paxar Corp. *                                      63,766            1,413
   Rofin-Sinar Technologies, Inc. *                   28,146            1,195
   Stoneridge, Inc. *                                127,476            1,929
   Sypris Solutions, Inc.                             97,737            1,496
   Watts Industries, Inc., Class A                    96,400            3,108
                                                     -------          -------
                                                                       15,142
                                                     -------          -------
ENGINEERING & CONSTRUCTION - 0.6%
   EMCOR Group, Inc. *                                14,305              646
   Granite Construction, Inc.                          5,410              144
   Shaw Group (The), Inc. *                           46,147              824
   URS Corp. *                                        44,118            1,416
                                                     -------          -------
                                                                        3,030
                                                     -------          -------
ENTERTAINMENT - 0.5%
   Bluegreen Corp. *                                  17,912              355
   Gaylord Entertainment Co. *                           700               29
   Steinway Musical Instruments *                     29,519              854
   Vail Resorts, Inc. *                               56,329            1,263
                                                     -------          -------
                                                                        2,501
                                                     -------          -------
ENVIRONMENTAL CONTROL - 0.7%
   Aleris International, Inc. *                       61,730            1,045
   Calgon Carbon Corp.                                31,805              289
   Ionics, Inc. *                                     37,600            1,630
   Met-Pro Corp.                                       3,118               41
   TRC Cos., Inc. *                                   23,767              404
   Waste Industries USA, Inc.                          7,447               92
                                                     -------          -------
                                                                        3,501
                                                     -------          -------
FOOD - 3.0%
   Chiquita Brands International, Inc.                 2,500               55
   Corn Products International, Inc.                  93,362            5,000
   Flowers Foods, Inc.                               123,650            3,905
   J & J Snack Foods Corp.                             3,117              153
   Lance, Inc.                                         8,969              171
   M & F Worldwide Corp. *                               101                1
   Nash Finch Co.                                     10,879              411
   Ralcorp Holdings, Inc. *                            7,457              313
   Ruddick Corp.                                      75,452            1,637
   Seaboard Corp.                                      2,055            2,051
   Weis Markets, Inc.                                 17,408              671
                                                     -------          -------
                                                                       14,368
                                                     -------          -------
FOREST PRODUCTS & PAPER - 0.2%
   Glatfelter Co.                                     26,866              411
   Rock-Tenn Co., Class A                             28,586              433
   Wausau-Mosinee Paper Corp.                         17,636              315
                                                     -------          -------
                                                                        1,159
                                                     -------          -------

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                              NUMBER      VALUE
                                            OF SHARES    (000S)
                                            ---------    -------
COMMON STOCKS - 96.5% - CONTINUED

GAS - 2.6%
   Laclede Group (The), Inc.                  19,126    $   596
   Northwest Natural Gas Co.                  38,380      1,295
   SEMCO Energy, Inc. *                       16,500         88
   South Jersey Industries, Inc.              13,086        688
   Southern Union Co. *                      162,500      3,897
   Southwest Gas Corp.                       108,938      2,767
   WGL Holdings, Inc.                        109,900      3,389
                                             -------    -------
                                                         12,720
                                             -------    -------
HAND/MACHINE TOOLS - 0.6%
   Kennametal, Inc.                           31,536      1,570
   Regal-Beloit Corp.                         53,493      1,530
                                             -------    -------
                                                          3,100
                                             -------    -------
HEALTHCARE - PRODUCTS - 1.1%
   Conmed Corp. *                             40,975      1,165
   Hanger Orthopedic Group, Inc. *            44,526        361
   Microtek Medical Holdings, Inc. *         118,194        480
   Ocular Sciences, Inc. *                    27,400      1,343
   PSS World Medical, Inc. *                   7,430         93
   Sola International, Inc. *                 43,478      1,197
   Viasys Healthcare, Inc. *                  27,177        516
                                             -------    -------
                                                          5,155
                                             -------    -------
HEALTHCARE - SERVICES - 2.1%
   AMERIGROUP Corp. *                         65,900      4,986
   OCA, Inc. *                               140,930        895
   Pediatrix Medical Group, Inc. *            14,305        916
   Province Healthcare Co. *                  64,739      1,447
   Sunrise Senior Living, Inc. *              44,023      2,041
                                             -------    -------
                                                         10,285
                                             -------    -------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Resource America, Inc., Class A             6,650        216
   Walter Industries, Inc.                     3,900        132
                                             -------    -------
                                                            348
                                             -------    -------
HOME BUILDERS - 0.3%
   Beazer Homes USA, Inc.                      6,043        883
   Coachmen Industries, Inc.                   1,800         31
   Dominion Homes, Inc. *                      7,954        201
   Levitt Corp. *                              1,925         59
   M/I Homes, Inc.                             1,310         72
   Modtech Holdings, Inc. *                   14,232        112
   Orleans Homebuilders, Inc. *                4,925         98
   Palm Harbor Homes, Inc. *                   2,779         47
   Skyline Corp.                                 302         12
   Technical Olympic USA, Inc.                    22          1
                                             -------    -------
                                                          1,516
                                             -------    -------
HOME FURNISHINGS - 0.1%
   Flexsteel Industries, Inc.                 17,023        300
                                             -------    -------
HOUSEHOLD PRODUCTS/WARES - 0.4%
   American Banknote Corp. *                      27          -
   Central Garden and Pet Co. *                7,542        315
   CSS Industries, Inc.                       44,390      1,410
   Russ Berrie & Co., Inc.                     6,547        149
   Water Pik Technologies, Inc. *              6,238        111
                                             -------    -------
                                                          1,985
                                             -------    -------
HOUSEWARES - 0.1%
   Enesco Group, Inc. *                       28,302        229
                                             -------    -------
INSURANCE - 6.5%
   AmerUs Group Co.                            8,465        383
   Baldwin & Lyons, Inc., Class B              3,023         81
   CNA Surety Corp. *                         11,800        158
   Commerce Group, Inc.                        8,363        510
   Crawford & Co., Class A                     3,600         25
   Delphi Financial Group, Inc., Class A      69,300      3,198
   EMC Insurance Group, Inc.                   6,519        141
   Erie Family Life Insurance Co.              6,500        204
   FBL Financial Group, Inc., Class A         19,750        564
   Financial Industries Corp.                  5,000         39
   Great American Financial Resources, Inc.   62,892      1,092
   Harleysville Group, Inc.                    4,681        112
   Horace Mann Educators Corp.                39,097        746
   Independence Holding Co.                   13,604        251
   Kansas City Life Insurance Co.                106          5
   Landamerica Financial Group, Inc.          42,923      2,315
   Midland (The) Co.                           6,586        206
   Navigators Group, Inc. *                   14,812        446
   Penn-America Group, Inc.                    1,850         28
   ProAssurance Corp. *                       54,609      2,136
   PXRE Group Ltd.                               900         23
   RLI Corp.                                  77,200      3,209
   Safety Insurance Group, Inc.                  258          8
   Selective Insurance Group, Inc.            77,489      3,428
   Stewart Information Services Corp.         66,205      2,757
   UICI                                      134,122      4,547
   United Fire & Casualty Co.                 31,970      1,078

                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

                                           NUMBER     VALUE
                                          OF SHARES   (000S)
                                          ---------  -------
COMMON STOCKS - 96.5% - CONTINUED

INSURANCE - 6.5% - (CONTINUED)
  Universal American Financial Corp. *     244,361   $ 3,780
                                           -------   -------
                                                      31,470
                                           -------   -------
INTERNET - 0.4%
  AsiaInfo Holdings, Inc. *                 10,674        63
  ePlus, Inc. *                              2,420        28
  Neoforma, Inc. *                          26,090       201
  NetBank, Inc.                            148,408     1,545
  Valueclick, Inc. *                         7,476       100
                                           -------   -------
                                                       1,937
                                           -------   -------
IRON/STEEL - 2.0%
  Gibraltar Industries, Inc.                77,515     1,831
  Material Sciences Corp. *                 12,000       216
  Reliance Steel & Aluminum Co.             75,165     2,928
  Steel Dynamics, Inc.                     121,720     4,611
  Steel Technologies, Inc.                   7,859       216
                                           -------   -------
                                                       9,802
                                           -------   -------
LEISURE TIME - 0.2%
  K2, Inc. *                                52,605       835
                                           -------   -------
LODGING - 0.6%
  Aztar Corp. *                             27,098       946
  Marcus Corp.                              70,588     1,775
                                           -------   -------
                                                       2,721
                                           -------   -------
MACHINERY - CONSTRUCTION & MINING - 1.1%
  JLG Industries, Inc.                      39,388       773
  Terex Corp. *                             89,554     4,267
                                           -------   -------
                                                       5,040
                                           -------   -------
MACHINERY - DIVERSIFIED - 1.9%
  Alamo Group, Inc.                          5,600       152
  Applied Industrial Technologies, Inc.     73,584     2,016
  Cascade Corp.                             14,901       595
  Flowserve Corp. *                         61,122     1,683
  Gardner Denver, Inc. *                     7,744       281
  Gerber Scientific, Inc. *                  5,700        44
  Kadant, Inc. *                            29,321       601
  Robbins & Myers, Inc.                      5,541       132
  Sauer-Danfoss, Inc.                      115,185     2,512
  Stewart & Stevenson Services, Inc.        25,200       510
  Thomas Industries, Inc.                   19,849       793
                                           -------   -------
                                                       9,319
                                           -------   -------
MEDIA - 0.5%
  Liberty Corp.                             12,200       536
  Media General, Inc., Class A              16,924     1,097
  Pulitzer, Inc.                             2,519       163
  Scholastic Corp. *                        16,525       611
                                           -------   -------
                                                       2,407
                                           -------   -------
METAL FABRICATION/HARDWARE - 1.3%
  CIRCOR International, Inc.                40,609       941
  Commercial Metals Co.                     73,150     3,698
  Mueller Industries, Inc.                  16,122       519
  Quanex Corp.                              15,405     1,056
                                           -------   -------
                                                       6,214
                                           -------   -------
MINING - 0.3%
  Amcol International Corp.                 57,935     1,164
  USEC, Inc.                                18,341       178
                                           -------   -------
                                                       1,342
                                           -------   -------
MISCELLANEOUS MANUFACTURING - 2.2%
  Ameron International Corp.                39,205     1,486
  Aptargroup, Inc.                          72,200     3,811
  ESCO Technologies, Inc. *                 14,409     1,104
  Flanders Corp. *                           3,176        31
  Griffon Corp. *                            4,623       125
  Jacuzzi Brands, Inc. *                    19,248       167
  Myers Industries, Inc.                    38,699       495
  Smith (A.O.) Corp.                        71,916     2,153
  Standex International Corp.               11,782       336
  Tredegar Corp.                            34,955       706
  Trinity Industries, Inc.                   9,771       333
                                           -------   -------
                                                      10,747
                                           -------   -------
OIL & GAS - 3.9%
  Carrizo Oil & Gas, Inc. *                    700         8
  Clayton Williams Energy, Inc. *           29,812       683
  Harvest Natural Resources, Inc. *        118,575     2,048
  Houston Exploration Co. *                 68,100     3,835
  Magnum Hunter Resources, Inc. *          265,000     3,418
  Petroleum Development Corp. *                855        33
  Plains Exploration & Production Co. *      2,590        67
  Range Resources Corp.                    134,636     2,755
  Stone Energy Corp. *                      67,200     3,030
  Vintage Petroleum, Inc.                  128,553     2,917
                                           -------   -------
                                                      18,794
                                           -------   -------
OIL & GAS SERVICES - 1.1%
  Lufkin Industries, Inc.                    2,797       112

EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                  DECEMBER 31, 2004 (UNAUDITED)

                                               NUMBER      VALUE
                                              OF SHARES   (000S)
                                              ---------   -------

COMMON STOCKS - 96.5% - CONTINUED

OIL & GAS SERVICES - 1.1% - (CONTINUED)
   Oil States International, Inc. *             199,300   $ 3,844
   Universal Compression Holdings, Inc. *           302        11
   Willbros Group, Inc. *                        57,000     1,314
                                              ---------   -------
                                                            5,281
                                              ---------   -------
PACKAGING & CONTAINERS - 0.3%
   Chesapeake Corp.                              43,697     1,187
   Greif Inc., Class A                            4,835       271
                                              ---------   -------
                                                            1,458
                                              ---------   -------
PHARMACEUTICALS - 0.1%
   Omega Protein Corp. *                         65,689       565
                                              ---------   -------
PIPELINES - 0.1%
   Magellan Midstream Partners                    4,100       241
   TC Pipelines LP                                3,600       136
   Transmontaigne, Inc. *                        28,300       173
                                              ---------   -------
                                                              550
                                              ---------   -------
REAL ESTATE - 0.9%
   Avatar Holdings, Inc. *                        2,519       121
   Bresler & Reiner, Inc. *                       2,200        64
   Jones Lang LaSalle, Inc. *                    51,074     1,911
   LNR Property Corp.                            12,141       764
   Trammell Crow Co. *                           51,078       925
   W.P. Carey & Co. LLC                          19,300       678
                                              ---------   -------
                                                            4,463
                                              ---------   -------
REITS - 9.7%
   Acadia Realty Trust                           30,123       491
   American Home Mortgage Investment Corp.        5,975       205
   American Land Lease, Inc.                     26,088       588
   American Mortgage Acceptance Co.               4,900        84
   AMLI Residential Properties Trust              5,237       168
   Anthracite Capital, Inc.                       3,200        40
   Brandywine Realty Trust                       36,768     1,081
   Burnham Pacific Properties, Inc.              29,900         3
   Capital Trust, Class A                        13,019       400
   Commercial Net Lease Realty                  129,686     2,672
   Correctional Properties Trust                 17,628       509
   CRT Properties, Inc.                          74,849     1,786
   EastGroup Properties, Inc.                    22,365       857
   Equity One, Inc.                             167,128     3,966
   Gables Residential Trust                      33,169     1,187
   Glenborough Realty Trust, Inc.                17,700       377
   Healthcare Realty Trust, Inc.                 84,500     3,439
   Heritage Property Investment Trust            14,708       472
   Highwoods Properties, Inc.                     5,000       138
   Home Properties of New York, Inc.             15,600       671
   IMPAC Mortgage Holdings, Inc.                160,500     3,638
   Innkeepers USA Trust                           5,800        82
   Investors Real Estate Trust                    9,673       101
   Kilroy Realty Corp.                           90,900     3,886
   LaSalle Hotel Properties                       7,152       228
   MFA Mortgage Investments, Inc.               110,306       973
   Mid-America Apartment Communities, Inc.          302        12
   Mission West Properties                        4,735        50
   National Health Investors, Inc.               37,071     1,082
   National Health Realty, Inc.                     400         8
   Newcastle Investment Corp.                    80,195     2,549
   OMEGA Healthcare Investors, Inc.              12,995       153
   Parkway Properties, Inc.                      24,690     1,253
   Pennsylvania Real Estate Investment Trust     86,800     3,715
   Prentiss Properties Trust                     57,923     2,213
   PS Business Parks, Inc.                       46,457     2,095
   RAIT Investment Trust                         30,829       862
   Ramco-Gershenson Properties                   12,681       409
   Saxon Capital, Inc.                          123,387     2,960
   Senior Housing Properties Trust               59,539     1,128
   Sovran Self Storage, Inc.                      9,761       411
   Summit Properties, Inc.                        1,500        49
   Winston Hotels, Inc.                          10,700       126
                                              ---------   -------
                                                           47,117
                                              ---------   -------
RETAIL - 6.4%
   Brookstone, Inc. *                            10,931       214
   Burlington Coat Factory Warehouse Corp.       50,600     1,149
   Casey's General Stores, Inc.                  16,223       294
   Cash America International, Inc.               1,109        33
   Charlotte Russe Holding, Inc. *                4,239        43
   Charming Shoppes, Inc. *                     147,981     1,387
   Dave & Buster's, Inc. *                        4,926        99
   Dress Barn, Inc. *                               349         6
   Finlay Enterprises, Inc. *                     9,564       189
   Frisch's Restaurants, Inc.                       800        19
   GameStop Corp., Class A *                     50,670     1,133
   Goody's Family Clothing, Inc.                  8,864        81
   Group 1 Automotive, Inc. *                     6,431       203
   Haverty Furniture Cos., Inc.                  12,475       231
   IHOP Corp.                                     1,008        42

                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

                                               NUMBER      VALUE
                                              OF SHARES    (000S)
                                              ---------   -------
COMMON STOCKS - 96.5% - CONTINUED

RETAIL - 6.4% - (CONTINUED)
   Landry's Restaurants, Inc.                    71,523   $ 2,078
   Linens 'N Things, Inc. *                      39,357       976
   Lithia Motors, Inc., Class A                   8,854       237
   Lone Star Steakhouse & Saloon, Inc.           85,175     2,385
   Longs Drug Stores Corp.                       47,768     1,317
   MarineMax, Inc. *                             44,227     1,316
   Men's Wearhouse, Inc. *                       18,434       589
   Movado Group, Inc.                             8,952       167
   Neiman Marcus Group (The), Inc., Class A      61,900     4,428
   Noland Co.                                     2,560       118
   O'Charleys, Inc. *                             7,641       149
   Pantry (The), Inc. *                          53,792     1,619
   Pep Boys - Manny, Moe & Jack                  83,630     1,428
   School Specialty, Inc. *                       7,557       291
   Shoe Carnival, Inc. *                          6,544        85
   ShopKo Stores, Inc. *                         51,174       956
   Smart & Final, Inc. *                         49,985       719
   Sonic Automotive, Inc.                        64,148     1,591
   Sports Authority (The), Inc. *                24,042       619
   Stage Stores, Inc. *                           7,341       305
   Steak n Shake (The) Co. *                      2,317        47
   Stein Mart, Inc. *                             3,653        62
   TBC Corp. *                                   41,064     1,142
   United Auto Group, Inc.                       62,122     1,838
   West Marine, Inc. *                           55,390     1,371
   Worldwide Restaurant Concepts, Inc. *          1,400         6
                                              ---------   -------
                                                           30,962
                                              ---------   -------
SAVINGS & LOANS - 4.9%
   BankAtlantic Bancorp, Inc., Class A           67,419     1,342
   BankUnited Financial Corp., Class A *         26,090       833
   BostonFed Bancorp, Inc.                        4,900       222
   Brookline Bancorp, Inc.                       92,110     1,503
   Camco Financial Corp.                          1,021        16
   CFS Bancorp, Inc.                              9,099       130
   Citizens First Bancorp, Inc.                   4,688       113
   Commercial Capital Bancorp, Inc.              42,570       987
   Commercial Federal Corp.                     121,186     3,600
   Downey Financial Corp.                        18,031     1,028
   EFC Bancorp, Inc.                              9,570       249
   First Defiance Financial Corp.                20,925       596
   First Niagara Financial Group, Inc.            1,621        23
   First Place Financial Corp. of Ohio           12,623       283
   FirstBank NW Corp.                                90         2
   FirstFed Financial Corp. *                    48,456     2,513
   HMN Financial, Inc.                              990        32
   Itla Capital Corp. *                          19,940     1,172
   MAF Bancorp, Inc.                             16,966       760
   MASSBANK Corp.                                 6,169       231
   MutualFirst Financial, Inc.                    6,721       164
   Partners Trust Financial Group, Inc.          11,945       139
   PFF Bancorp, Inc.                             32,826     1,521
   Provident Financial Holdings                   2,514        72
   Sterling Financial Corp. of Washington *      50,405     1,979
   Timberland Bancorp, Inc.                       6,244       143
   United Community Financial Corp. of Ohio     162,286     1,818
   Waypoint Financial Corp.                      59,897     1,698
   Westfield Financial, Inc.                      2,619        68
   Woronoco Bancorp, Inc.                         7,400       271
                                              ---------   -------
                                                           23,508
                                              ---------   -------
SEMICONDUCTORS - 0.8%
   Emulex Corp. *                               206,087     3,471
   ESS Technology, Inc. *                        63,766       453
                                              ---------   -------
                                                            3,924
                                              ---------   -------
SOFTWARE - 1.5%
   Ascential Software Corp. *                   217,423     3,546
   eFunds Corp. *                               105,982     2,545
   JDA Software Group, Inc. *                    55,808       760
   Midway Games, Inc. *                          11,900       125
   Phoenix Technologies Ltd. *                   30,689       253
                                              ---------   -------
                                                            7,229
                                              ---------   -------
TELECOMMUNICATIONS - 1.0%
   Aeroflex, Inc. *                              66,802       810
   Anixter International, Inc. *                 21,536       775
   Atlantic Tele-Network, Inc.                    1,400        45
   Comtech Telecommunications *                   8,151       307
   CT Communications, Inc.                       60,019       738
   EMS Technologies, Inc. *                      74,469     1,238
   Hypercom Corp. *                             166,102       983
   Powerwave Technologies, Inc. *                 3,097        26
   Price Communications Corp. *                   3,875        72
   Sunrise Telecom, Inc.                         15,455        44
                                              ---------   -------
                                                            5,038
                                              ---------   -------

EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                               NUMBER      VALUE
                                              OF SHARES   (000S)
                                              ---------   -------
COMMON STOCKS - 96.5% - CONTINUED

TEXTILES - 0.3%
   Angelica Corp.                                3,319    $    90
   G & K Services, Inc., Class A                 5,741        249
   Quaker Fabric Corp.                           8,028         45
   Unifirst Corp. of Massachusetts              35,371      1,000
                                               -------    -------
                                                            1,384
                                               -------    -------
TOYS, GAMES & HOBBIES - 0.3%
   Department 56, Inc. *                        37,061        617
   Jakks Pacific, Inc. *                        16,645        368
   RC2 Corp. *                                  20,147        657
                                               -------    -------
                                                            1,642
                                               -------    -------
TRANSPORTATION - 2.9%
   Alexander & Baldwin, Inc.                    48,450      2,055
   Covenant Transport, Inc., Class A *          23,669        493
   Genesee & Wyoming, Inc., Class A *           11,064        311
   Gulfmark Offshore, Inc. *                     9,611        214
   Kansas City Southern Industries, Inc. *      65,202      1,156
   Marten Transport Ltd. *                       8,000        182
   Offshore Logistics, Inc. *                   47,643      1,547
   OMI Corp.                                   162,100      2,732
   Overseas Shipholding Group                   71,600      3,952
   U.S. Xpress Enterprises, Inc., Class A *      9,842        289
   USA Truck, Inc. *                               254          4
   USF Corp.                                    29,700      1,127
                                               -------    -------
                                                           14,062
                                               -------    -------
TRUCKING & LEASING - 0.4%
   GATX Corp.                                   45,230      1,337
   Greenbrier Cos., Inc.                         3,828        130
   Interpool, Inc.                               8,600        202
                                               -------    -------
                                                            1,669
                                               -------    -------
WATER - 0.1%
   American States Water Co.                     5,541        144
   California Water Service Group                2,305         87
                                               -------    -------
                                                              231
                                               -------    -------
TOTAL COMMON STOCKS
                                               -------    -------
(COST $327,824)                                           466,884

                                              PRINCIPAL
                                               AMOUNT      VALUE
                                               (000S)     (000S)
                                              ---------   -------
CONVERTIBLE BONDS - 0.0%

DISTRIBUTION/WHOLESALE - 0.0%
   Timco Aviation Services, Inc., (1)
     8.00%, 1/2/07                             $     1    $     -
                                               -------    -------
METAL FABRICATE/HARDWARE - 0.0%
   Mueller Industries, Inc.,
     6.00%, 11/1/14                                137        134
                                               -------    -------

TOTAL COVERTIBLE BONDS
                                               -------    -------
(COST $135)                                                   134

                                                 NUMBER      VALUE
                                                OF SHARES   (000S)
                                                ---------   -------
INVESTMENT COMPANY - 0.1%

   iShares Russell 2000 Value Index Fund           2,950        569
                                                 -------    -------
TOTAL INVESTMENT COMPANY
                                                 -------    -------
(COST $514)                                                     569

WARRANT - 0.0%
   Timco Aviation Services, Inc. Exp. 2/27/07 *      864          -
                                                 -------    -------
TOTAL WARRANT
                                                 -------    -------
(COST $-)                                                         -


                                              PRINCIPAL
                                               AMOUNT      VALUE
                                               (000S)      (000S)
                                              ---------   -------
SHORT-TERM INVESTMENTS - 3.4%

   Barclays Bank, Global Treasury Services,
     London, Eurodollar Time Deposit,
     2.25%, 1/3/05                              15,351     15,351
   U.S.Treasury Bill, (2)
     2.17%, 3/24/05                              1,225      1,219
                                               -------    -------
TOTAL SHORT-TERM INVESTMENTS
                                               -------    -------
(COST $16,570)                                             16,570
                                               -------    -------
TOTAL INVESTMENTS - 100.0%
                                               -------    -------
(COST $345,043)                                           484,157

(1)   Fair valued security

(2) Securities pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

At December 31, 2004, the Small Cap Value Fund had open futures contracts as follows:

                             NOTIONAL                             UNREALIZED
               NUMBER OF      AMOUNT     CONTRACT   CONTRACT         GAIN
    TYPE       CONTRACTS      (000S)     POSITION      EXP.         (000S)
------------   ---------     --------    --------   --------      ----------
Russell 2000          51     $ 16,676     Long       03/05          $  611

At December 31, 2004, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR                      % OF INVESTMENTS
--------------------------           ----------------
Consumer Discretionary                      13.8%
Consumer Staples                             3.9
Energy                                       7.1
Financials                                  33.7
Health Care                                  4.1
Industrials                                 16.7
Information Technology                       7.3
Materials                                    8.0
Telecommunication Services                   0.4
Utilities                                    5.0
                                           -----
Total                                      100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments              $345,043
                                             --------
Gross tax appreciation of investments        $140,531
Gross tax depreciation of investments          (1,417)
                                             --------
Net tax appreciation of investments          $139,114
                                             --------

EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND

                                              NUMBER    VALUE
                                            OF SHARES  (000S)
                                            ---------  -------
COMMON STOCKS - 99.2%

ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc. *    14,800   $   198
   Omnicom Group                               6,500       548
                                              ------   -------
                                                           746
                                              ------   -------
AEROSPACE/DEFENSE - 1.7%
   Boeing (The) Co.                           29,268     1,515
   General Dynamics Corp.                      7,000       732
   Goodrich Corp.                              4,200       137
   L-3 Communications Holdings, Inc.           3,700       271
   Lockheed Martin Corp.                      15,446       858
   Northrop Grumman Corp.                     12,598       685
   Raytheon Co.                               15,800       613
   Rockwell Collins, Inc.                      6,200       245
   United Technologies Corp.                  17,800     1,840
                                              ------   -------
                                                         6,896
                                              ------   -------
AGRICULTURE - 1.5%
   Altria Group, Inc.                         71,600     4,375
   Archer-Daniels-Midland Co.                 22,792       508
   Monsanto Co.                                9,241       513
   Reynolds American, Inc.                     5,200       409
   UST, Inc.                                   5,800       279
                                              ------   -------
                                                         6,084
                                              ------   -------
AIRLINES - 0.1%
   Delta Air Lines, Inc. *                     4,800        36
   Southwest Airlines Co.                     27,930       455
                                              ------   -------
                                                           491
                                              ------   -------
APPAREL - 0.5%
   Coach, Inc. *                               6,600       372
   Jones Apparel Group, Inc.                   4,400       161
   Liz Claiborne, Inc.                         3,800       160
   NIKE, Inc., Class B                         9,200       834
   Reebok International Ltd.                   2,100        93
   VF Corp.                                    3,828       212
                                              ------   -------
                                                         1,832
                                              ------   -------
AUTO MANUFACTURERS - 0.6%
   Ford Motor Co.                             64,075       938
   General Motors Corp.                       19,800       793
   Navistar International Corp. *              2,480       109
   PACCAR, Inc.                                6,035       486
                                              ------   -------
                                                         2,326
                                              ------   -------
AUTO PARTS & EQUIPMENT - 0.2%
   Cooper Tire & Rubber Co.                    2,600        56
   Dana Corp.                                  5,272        91
   Delphi Corp.                               19,610       177
   Goodyear Tire & Rubber (The) Co. *          6,258        92
   Johnson Controls, Inc.                      6,700       425
   Visteon Corp.                               4,699        46
                                              ------   -------
                                                           887
                                              ------   -------
BANKS - 6.5%
   AmSouth Bancorp                            12,550       325
   Bank of America Corp.                     140,940     6,623
   Bank of New York Co. (The), Inc.           27,200       909
   BB&T Corp.                                 20,600       866
   Comerica, Inc.                              6,050       369
   Compass Bancshares, Inc.                    3,300       160
   Fifth Third Bancorp                        19,961       944
   First Horizon National Corp. NA             4,500       194
   Huntington Bancshares, Inc.                 8,272       205
   KeyCorp                                    14,600       495
   M&T Bank Corp.                              4,300       464
   Marshall & IIsley Corp.                     8,100       358
   Mellon Financial Corp.                     14,800       460
   National City Corp.                        24,200       909
   North Fork Bancorporation, Inc.            16,350       472
   PNC Financial Services Group, Inc.          9,900       569
   Regions Financial Corp.                    16,200       576
   State Street Corp.                         11,600       570
   SunTrust Banks, Inc.                       12,500       923
   Synovus Financial Corp.                    11,050       316
   U.S. Bancorp                               66,277     2,076
   Wachovia Corp.                             56,187     2,955
   Wells Fargo & Co.                          59,257     3,683
   Zions Bancorporation                        3,200       218
                                              ------   -------
                                                        25,639
                                              ------   -------
BEVERAGES - 2.2%
   Anheuser-Busch Cos., Inc.                  27,588     1,400
   Brown-Forman Corp., Class B                 4,300       209
   Coca-Cola (The) Co.                        84,400     3,514
   Coca-Cola Enterprises, Inc.                16,500       344
   Coors (Adolph) Co., Class B                 1,300        98
   Pepsi Bottling Group, Inc.                  8,700       235
   PepsiCo, Inc.                              58,780     3,068
                                              ------   -------
                                                         8,868
                                              ------   -------

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                  NUMBER      VALUE
                                                 OF SHARES    (000S)
                                                 ---------   -------
COMMON STOCKS - 99.2% - CONTINUED

BIOTECHNOLOGY - 1.2%
   Amgen, Inc. *                                   44,336    $ 2,844
   Biogen Idec, Inc. *                             11,655        776
   Chiron Corp. *                                   6,600        220
   Genzyme Corp. *                                  8,000        464
   Medimmune, Inc. *                                8,800        239
   Millipore Corp. *                                1,800         90
                                                  -------    -------
                                                               4,633
                                                  -------    -------
BUILDING MATERIALS - 0.3%
   American Standard Companies, Inc. *              7,500        310
   Masco Corp.                                     16,200        592
   Vulcan Materials Co.                             3,600        196
                                                  -------    -------
                                                               1,098
                                                  -------    -------
CHEMICALS - 1.6%
   Air Products & Chemicals, Inc.                   7,900        458
   Ashland, Inc.                                    2,500        146
   Dow Chemical (The) Co.                          32,771      1,623
   du Pont (E.I.) de Nemours & Co.                 34,677      1,701
   Eastman Chemical Co.                             2,775        160
   Ecolab, Inc.                                     9,100        320
   Engelhard Corp.                                  4,362        134
   Great Lakes Chemical Corp.                       1,900         54
   Hercules, Inc. *                                 3,900         58
   International Flavors & Fragrances, Inc.         3,300        141
   PPG Industries, Inc.                             6,000        409
   Praxair, Inc.                                   11,400        503
   Rohm & Haas Co.                                  7,843        347
   Sherwin-Williams (The) Co.                       5,000        223
   Sigma-Aldrich Corp.                              2,400        145
                                                  -------    -------
                                                               6,422
                                                  -------    -------
COMMERCIAL SERVICES - 0.9%
   Apollo Group, Inc., Class A *                    6,800        549
   Cendant Corp.                                   36,408        851
   Convergys Corp. *                                5,100         76
   Donnelley (R.R.) & Sons Co.                      7,700        272
   Equifax, Inc.                                    4,700        132
   H&R Block, Inc.                                  5,800        284
   McKesson Corp.                                  10,341        325
   Moody's Corp.                                    5,102        443
   Paychex, Inc.                                   13,200        450
   Robert Half International, Inc.                  6,100        180
                                                  -------    -------
                                                               3,562
                                                  -------    -------
COMPUTERS - 4.3%
  Affiliated Computer Services, Inc., Class A *     4,500        271
  Apple Computer, Inc. *                           13,800        889
  Computer Sciences Corp. *                         6,600        372
  Dell, Inc. *                                     86,700      3,654
  Electronic Data Systems Corp.                    17,900        413
  EMC Corp. of Massachusetts *                     83,612      1,243
  Gateway, Inc. *                                  13,000         78
  Hewlett-Packard Co.                             105,342      2,209
  International Business Machines Corp.            58,040      5,722
  Lexmark International, Inc. *                     4,500        383
  NCR Corp. *                                       3,300        228
  Network Appliance, Inc. *                        12,500        415
  Sun Microsystems, Inc. *                        117,300        631
  Sungard Data Systems, Inc. *                     10,200        289
  Unisys Corp. *                                   12,000        122
                                                  -------    -------
                                                              16,919
                                                  -------    -------
COSMETICS/PERSONAL CARE - 2.3%
  Alberto-Culver Co., Class B                       3,200        155
  Avon Products, Inc.                              16,544        640
  Colgate-Palmolive Co.                            18,500        947
  Gillette (The) Co.                               34,588      1,549
  Kimberly-Clark Corp.                             17,036      1,121
  Procter & Gamble Co.                             88,512      4,875
                                                  -------    -------
                                                               9,287
                                                  -------    -------
DISTRIBUTION/WHOLESALE - 0.1%
  Genuine Parts Co.                                 6,150        271
  Grainger (W.W.), Inc.                             3,200        213
                                                  -------    -------
                                                                 484
                                                  -------    -------
DIVERSIFIED FINANCIAL SERVICES - 8.4%
  American Express Co.                             43,800      2,469
  Bear Stearns Cos. (The), Inc.                     3,576        366
  Capital One Financial Corp.                       8,500        716
  Charles Schwab (The) Corp.                       47,025        562
  CIT Group, Inc.                                   7,400        339
  Citigroup, Inc.                                 181,061      8,724
  Countrywide Financial Corp.                      19,700        729
  E*TRADE Financial Corp. *                        13,100        196
  Fannie Mae                                       33,800      2,407
  Federated Investors, Inc., Class B                3,814        116
  Franklin Resources, Inc.                          8,700        606
  Freddie Mac                                      24,000      1,769
  Goldman Sachs Group, Inc.                        16,920      1,760

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND ( continued )

                                                NUMBER        VALUE
                                              OF SHARES      (000S)
                                              ---------     --------
COMMON STOCKS - 99.2% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 8.4%
   (CONTINUED)
   Janus Capital Group, Inc.                     8,400      $    141
   Lehman Brothers Holdings, Inc.                9,400           822
   MBNA Corp.                                   44,707         1,260
   Merrill Lynch & Co., Inc.                    32,484         1,942
   Morgan (J.P.) Chase & Co.                   124,225         4,846
   Morgan Stanley                               38,218         2,122
   Price (T. Rowe) Group, Inc.                   4,500           280
   Providian Financial Corp. *                  10,400           171
   SLM Corp.                                    15,000           801
                                             ---------      --------
                                                              33,144
                                             ---------      --------
ELECTRIC - 2.7%
   AES Corp. *                                  22,600           309
   Allegheny Energy, Inc. *                      4,800            95
   Ameren Corp.                                  6,800           341
   American Electric Power Co.                  13,940           479
   Calpine Corp. *                              14,700            58
   Centerpoint Energy, Inc.                     10,822           122
   Cinergy Corp.                                 6,341           264
   CMS Energy Corp. *                            6,600            69
   Consolidated Edison, Inc.                     8,300           363
   Constellation Energy Group, Inc.              6,100           267
   Dominion Resources, Inc. of Virginia         11,593           785
   DTE Energy Co.                                6,100           263
   Duke Energy Corp.                            32,504           823
   Edison International                         11,400           365
   Entergy Corp.                                 7,800           527
   Exelon Corp.                                 23,024         1,015
   FirstEnergy Corp.                            11,615           459
   FPL Group, Inc.                               6,500           486
   NiSource, Inc.                                9,300           212
   PG&E Corp. *                                 14,100           469
   Pinnacle West Capital Corp.                   3,200           142
   PPL Corp.                                     6,400           341
   Progress Energy, Inc.                         8,700           394
   Public Service Enterprise Group, Inc.         8,350.          432
   Southern (The) Co.                           25,700           862
   TECO Energy, Inc.                             6,800           104
   TXU Corp.                                     8,384           541
   Xcel Energy, Inc.                            14,585           265
                                             ---------      --------
                                                              10,852
                                             ---------      --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   American Power Conversion Corp.               6,700           143
   Emerson Electric Co.                         14,600         1,024
   Molex, Inc.                                   6,575           197
   Power-One, Inc. *                             3,200            29
                                             ---------      --------
                                                               1,393
                                             ---------      --------
ELECTRONICS - 0.6%
   Agilent Technologies, Inc. *                 17,056           411
   Applera Corp. - Applied Biosystems Group      6,900           144
   Fisher Scientific International, Inc. *       4,000           250
   Jabil Circuit, Inc. *                         7,100           182
   Parker-Hannifin Corp.                         4,125           312
   PerkinElmer, Inc.                             4,500           101
   Sanmina-SCI Corp. *                          18,200           154
   Solectron Corp. *                            37,000           197
   Symbol Technologies, Inc.                     8,400           145
   Tektronix, Inc.                               3,100            94
   Thermo Electron Corp. *                       5,700           172
   Waters Corp. *                                4,100           192
                                             ---------      --------
                                                               2,354
                                             ---------      --------
ENGINEERING & CONSTRUCTION - 0.0%
   Fluor Corp.                                   2,900           158
                                             ---------      --------
ENTERTAINMENT - 0.1%
   International Game Technology                12,000           413
                                             ---------      --------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc. *              11,100           103
   Waste Management, Inc.                       20,273           607
                                             ---------      --------
                                                                 710
                                             ---------      --------
FOOD - 1.7%
   Albertson's, Inc.                            12,945           309
   Campbell Soup Co.                            14,400           430
   ConAgra Foods, Inc.                          18,000           530
   General Mills, Inc.                          12,700           631
   Heinz (H.J.) Co.                             12,200           476
   Hershey Foods Corp.                           8,600           478
   Kellogg Co.                                  14,400           643
   Kroger Co. *                                 25,800           453
   McCormick & Co., Inc.                         4,800           185
   Safeway, Inc. *                              15,700           310
   Sara Lee Corp.                               27,400           661
   SUPERVALU, Inc.                               4,800           166
   Sysco Corp.                                  22,400           855
   Wrigley (Wm.) Jr. Co.                         7,800           540
                                             ---------      --------
                                                               6,667
                                             ---------      --------

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                 NUMBER     VALUE
                                               OF SHARES   (000S)
                                               ---------   -------
COMMON STOCKS - 99.2% - CONTINUED

FOREST PRODUCTS & PAPER - 0.6%
  Georgia-Pacific Corp.                           9,094   $   341
  International Paper Co.                        16,972       713
  Louisiana-Pacific Corp.                         3,816       102
  MeadWestvaco Corp.                              7,159       243
  Plum Creek Timber Co., Inc.                     6,500       250
  Temple-Inland, Inc.                             1,950       133
  Weyerhaeuser Co.                                8,300       558
                                              ---------   -------
                                                            2,340
                                              ---------   -------
GAS - 0.2%
  KeySpan Corp.                                   5,600       221
  NICOR, Inc.                                     1,500        56
  Peoples Energy Corp.                            1,300        57
  Sempra Energy                                   8,071       296
                                              ---------   -------
                                                              630
                                              ---------   -------
HAND/MACHINE TOOLS - 0.1%
  Black & Decker Corp.                            2,800       247
  Snap-On, Inc.                                   2,050        71
  Stanley Works (The)                             2,900       142
                                              ---------   -------
                                                              460
                                              ---------   -------
HEALTHCARE - PRODUCTS - 3.6%
  Bard (C.R.), Inc.                               3,700       237
  Bausch & Lomb, Inc.                             1,900       122
  Baxter International, Inc.                     21,500       743
  Becton, Dickinson & Co.                         8,800       500
  Biomet, Inc.                                    9,450       410
  Boston Scientific Corp. *                      29,500     1,049
  Guidant Corp.                                  11,000       793
  Johnson & Johnson                             103,500     6,564
  Medtronic, Inc.                                42,200     2,096
  St. Jude Medical, Inc. *                       12,400       520
  Stryker Corp.                                  14,000       675
  Zimmer Holdings, Inc. *                         8,540       684
                                              ---------   -------
                                                           14,393
                                              ---------   -------
HEALTHCARE - SERVICES - 1.4%
  Aetna, Inc.                                     5,123       639
  HCA, Inc.                                      14,747       589
  Health Management Associates, Inc., Class A     8,600       195
  Humana, Inc. *                                  5,600       166
  Laboratory Corp. of America Holdings *          4,900       244
  Manor Care, Inc.                                3,050       108
  Quest Diagnostics, Inc.                         3,500       335
  Tenet Healthcare Corp. *                       16,300       179
  UnitedHealth Group, Inc.                       22,800     2,007
  WellPoint, Inc. *                              10,300     1,185
        `                                     ---------   -------
                                                            5,647
        `                                     ---------   -------
HOME BUILDERS - 0.2%
  Centex Corp.                                    4,400       262
  KB HOME                                         1,586       166
  Pulte Homes, Inc.                               4,400       281
        `                                     ---------   -------
                                                              709
        `                                     ---------   -------
HOME FURNISHINGS - 0.1%
  Leggett & Platt, Inc.                           6,700       191
  Maytag Corp.                                    2,800        59
  Whirlpool Corp.                                 2,300       159
        `                                     ---------   -------
                                                              409
        `                                     ---------   -------
HOUSEHOLD PRODUCTS/WARES - 0.2%
  Avery Dennison Corp.                            3,900       234
  Clorox Co.                                      5,300       312
  Fortune Brands, Inc.                            5,000       386
        `                                     ---------   -------
                                                              932
        `                                     ---------   -------
HOUSEWARES - 0.1%
  Newell Rubbermaid, Inc.                         9,708       235
        `                                     ---------   -------
INSURANCE - 4.5%
  ACE Ltd.                                       10,000       428
  AFLAC, Inc.                                    17,700       705
  Allstate (The) Corp.                           23,914     1,237
  AMBAC Financial Group, Inc.                     3,800       312
  American International Group, Inc.             90,889     5,969
  AON Corp.                                      11,075       264
  Chubb Corp.                                     6,700       515
  CIGNA Corp.                                     4,700       383
  Cincinnati Financial Corp.                      5,895       261
  Hartford Financial Services Group, Inc.        10,200       707
  Jefferson-Pilot Corp.                           4,812       250
  Lincoln National Corp.                          6,100       285
  Loews Corp.                                     6,500       457
  Marsh & McLennan Cos., Inc.                    18,100       596
  MBIA, Inc.                                      4,950       313
  Metlife, Inc.                                  26,000     1,053
  MGIC Investment Corp.                           3,400       234
  Principal Financial Group                      10,700       438
  Progressive (The) Corp.                         7,013       595
  Prudential Financial, Inc.                     17,900       984
  SAFECO Corp.                                    4,400       230

                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND (continued)

                                                 NUMBER          VALUE
                                                OF SHARES        (000S)
                                                ---------       -------
COMMON STOCKS - 99.2% - CONTINUED

INSURANCE - 4.5% - (CONTINUED)
  St. Paul Cos. (The), Inc.                       23,313        $   864
  Torchmark Corp.                                  3,800            217
  UnumProvident Corp.                             10,461            188
  XL Capital Ltd., Class A                         4,800            373
                                                  ------        -------
                                                                 17,858
                                                  ------        -------
INTERNET - 1.3%
  eBay, Inc. *                                    23,112          2,687
  Monster Worldwide, Inc. *                        4,100            138
  Symantec Corp. *                                22,000            567
  Yahoo!, Inc. *                                  48,600          1,831
                                                  ------        -------
                                                                  5,223
                                                  ------        -------
IRON/STEEL - 0.1%
  Allegheny Technologies, Inc.                     3,332             72
  Nucor Corp.                                      5,600            293
  United States Steel Corp.                        3,900            200
                                                  ------        -------
                                                                    565
                                                  ------        -------
LEISURE TIME - 0.5%
  Brunswick Corp.                                  3,400            168
  Carnival Corp.                                  22,096          1,274
  Harley-Davidson, Inc.                           10,300            626
  Sabre Holdings Corp.                             4,881            108
                                                  ------        -------
                                                                  2,176
                                                  ------        -------
LODGING - 0.4%
  Harrah's Entertainment, Inc.                     3,950            264
  Hilton Hotels Corp.                             13,600            309
  Marriott International, Inc., Class A            7,800            491
  Starwood Hotels & Resorts Worldwide, Inc.        7,200            421
                                                  ------        -------
                                                                  1,485
                                                  ------        -------
MACHINERY - CONSTRUCTION & MINING - 0.3%
  Caterpillar, Inc.                               11,900          1,160
                                                  ------        -------
MACHINERY - DIVERSIFIED - 0.3%
  Cummins, Inc.                                    1,600            134
  Deere & Co.                                      8,700            648
  Rockwell Automation, Inc.                        6,500            322
                                                  ------        -------
                                                                  1,104
                                                  ------        -------
MEDIA - 3.8%
  Clear Channel Communications, Inc.              20,000            670
  Comcast Corp., Class A *                        77,854          2,591
  Disney (Walt) Co.                               71,300          1,982
  Dow Jones & Co., Inc.                            2,900            125
  Gannett Co., Inc.                                8,900            727
  Knight-Ridder, Inc.                              2,700            181
  McGraw-Hill Cos. (The), Inc.                     6,600            604
  Meredith Corp.                                   1,800             97
  New York Times Co., Class A                      5,200            212
  News Corp., Class A                             89,300          1,666
  Time Warner, Inc. *                            159,500          3,101
  Tribune Co.                                     11,100            468
  Univision Communications, Inc., Class A *       11,400            334
  Viacom, Inc., Class B                           59,448          2,163
                                                  ------        -------
                                                                 14,921
                                                  ------        -------
MINING - 0.6%
  Alcoa, Inc.                                     30,412            956
  Freeport-McMoRan Copper & Gold, Inc., Class B    6,200            237
  Newmont Mining Corp.                            15,477            687
  Phelps Dodge Corp.                               3,330            329
                                                  ------        -------
                                                                  2,209
                                                  ------        -------
MISCELLANEOUS MANUFACTURING - 5.9%
  3M Co.                                          27,100          2,224
  Cooper Industries Ltd., Class A                  3,200            217
  Danaher Corp.                                   10,800            620
  Dover Corp.                                      7,100            298
  Eastman Kodak Co.                               10,000            323
  Eaton Corp.                                      5,300            384
  General Electric Co.                           368,845         13,463
  Honeywell International, Inc.                   30,112          1,066
  Illinois Tool Works, Inc.                       10,300            955
  Ingersoll-Rand Co., Class A                      6,050            486
  ITT Industries, Inc.                             3,200            270
  Pall Corp.                                       4,366            126
  Textron, Inc.                                    4,800            354
  Tyco International Ltd.                         70,290          2,512
                                                  ------        -------
                                                                 23,298
                                                  ------        -------
OFFICE/BUSINESS EQUIPMENT - 0.2%
  Pitney Bowes, Inc.                               8,100            375
  Xerox Corp. *                                   33,296            566
                                                  ------        -------
                                                                    941
                                                  ------        -------
OIL & GAS - 6.2%
  Amerada Hess Corp.                               3,200            264
  Anadarko Petroleum Corp.                         8,606            558
  Apache Corp.                                    11,406            577
  Burlington Resources, Inc.                      13,664            594
  ChevronTexaco Corp.                             73,906          3,881

EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                   NUMBER          VALUE
                                                  OF SHARES        (000S)
                                                  ---------       -------
COMMON STOCKS - 99.2% - CONTINUED

OIL & GAS - 6.2% - (CONTINUED)
  ConocoPhillips                                    24,051        $ 2,088
  Devon Energy Corp.                                17,000            662
  EOG Resources, Inc.                                4,100            293
  Exxon Mobil Corp.                                225,114         11,539
  Kerr-McGee Corp.                                   5,249            303
  Marathon Oil Corp.                                12,100            455
  Nabors Industries Ltd. *                           5,200            267
  Noble Corp. *                                      4,700            234
  Occidental Petroleum Corp.                        13,700            799
  Rowan Cos., Inc. *                                 3,700             96
  Sunoco, Inc.                                       2,600            212
  Transocean, Inc. *                                11,210            475
  Unocal Corp.                                       9,200            398
  Valero Energy Corp.                                9,000            409
  XTO Energy, Inc.                                   9,100            322
                                                   -------        -------
                                                                   24,426
                                                   -------        -------
OIL & GAS SERVICES - 0.7%
  Baker Hughes, Inc.                                11,640            497
  BJ Services Co.                                    5,700            265
  Halliburton Co.                                   15,500            608
  Schlumberger Ltd.                                 20,500          1,373
                                                   -------        -------
                                                                    2,743
                                                   -------        -------
PACKAGING & CONTAINERS - 0.1%
  Ball Corp.                                         4,000            176
  Bemis Co.                                          3,800            111
  Pactiv Corp. *                                     5,200            131
  Sealed Air Corp. *                                 2,953            157
                                                   -------        -------
                                                                      575
                                                   -------        -------
PHARMACEUTICALS - 5.9%
  Abbott Laboratories                               54,300          2,533
  Allergan, Inc.                                     4,600            373
  AmerisourceBergen Corp.                            3,609            212
  Bristol-Myers Squibb Co.                          67,860          1,738
  Cardinal Health, Inc.                             15,024            874
  Caremark Rx, Inc. *                               15,900            627
  Express Scripts, Inc. *                            2,700            206
  Forest Laboratories, Inc. *                       12,800            574
  Gilead Sciences, Inc. *                           15,144            530
  Hospira, Inc. *                                    5,480            184
  King Pharmaceuticals, Inc. *                       8,700            108
  Lilly (Eli) & Co.                                 39,496          2,241
  Medco Health Solutions, Inc. *                     9,568            398
  Merck & Co., Inc.                                 77,400          2,488
  Mylan Laboratories, Inc.                           9,600            170
  Pfizer, Inc.                                     262,792          7,066
  Schering-Plough Corp.                             51,400          1,073
  Watson Pharmaceuticals, Inc. *                     3,800            125
  Wyeth                                             46,600          1,985
                                                   -------        -------
                                                                   23,505
                                                   -------        -------
PIPELINES - 0.2%
  Dynegy, Inc., Class A *                           13,300             61
  El Paso Corp.                                     22,447            233
  Kinder Morgan, Inc.                                4,300            315
  Williams Cos. (The), Inc.                         19,400            316
                                                   -------        -------
                                                                      925
                                                   -------        -------
REITS - 0.5%
  Apartment Investment & Management Co., Class A     3,600            139
  Archstone-Smith Trust                              6,100            234
  Equity Office Properties Trust                    14,200            413
  Equity Residential                                 9,800            355
  ProLogis                                           6,335            274
  Simon Property Group, Inc.                         8,200            530
                                                   -------        -------
                                                                    1,945
                                                   -------        -------
RETAIL - 6.9%
  Autonation, Inc. *                                 9,500            183
  Autozone, Inc. *                                   2,800            256
  Bed Bath & Beyond, Inc. *                         10,500            418
  Best Buy Co., Inc.                                11,350            675
  Big Lots, Inc. *                                   4,200             51
  Circuit City Stores, Inc.                          6,800            106
  Costco Wholesale Corp.                            16,316            790
  CVS Corp.                                         14,000            631
  Darden Restaurants, Inc.                           5,550            154
  Dillard's, Inc., Class A                           3,000             81
  Dollar General Corp.                              11,505            239
  Family Dollar Stores, Inc.                         6,000            187
  Federated Department Stores, Inc.                  5,900            341
  Gap (The), Inc.                                   30,587            646
  Home Depot (The), Inc.                            76,555          3,272
  Kohl's Corp. *                                    12,000            590
  Limited Brands                                    14,100            325
  Lowe's Cos., Inc.                                 26,900          1,549
  May Department Stores (The) Co.                   10,248            301
  McDonald's Corp.                                  43,800          1,404

                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND (continued)

                                                   NUMBER          VALUE
                                                  OF SHARES        (000S)
                                                  ---------       -------
COMMON STOCKS - 99.2% - CONTINUED

RETAIL - 6.9% - (CONTINUED)
  Nordstrom, Inc.                                    4,900        $   229
  Office Depot, Inc. *                              11,100            193
  OfficeMax, Inc.                                    3,033             95
  Penney (J.C.) Co., Inc. (Holding Co.)             10,000            414
  RadioShack Corp.                                   5,500            181
  Sears, Roebuck & Co.                               7,200            368
  Staples, Inc.                                     17,450            588
  Starbucks Corp. *                                 13,900            867
  Target Corp.                                      31,300          1,625
  Tiffany & Co.                                      5,200            166
  TJX Cos., Inc.                                    16,800            422
  Toys "R" US, Inc. *                                7,475            153
  Wal-Mart Stores, Inc.                            147,800          7,807
  Walgreen Co.                                      36,000          1,381
  Wendy's International, Inc.                        4,000            157
  Yum! Brands, Inc.                                 10,200            481
                                                   -------        -------
                                                                   27,326
                                                   -------        -------
SAVINGS & LOANS - 0.6%
  Golden West Financial Corp.                       10,700            657
  Sovereign Bancorp, Inc.                           12,013            271
  Washington Mutual, Inc.                           30,470          1,288
                                                   -------        -------
                                                                    2,216
                                                   -------        -------
SEMICONDUCTORS - 3.0%
  Advanced Micro Devices, Inc. *                    12,700            280
  Altera Corp. *                                    13,100            271
  Analog Devices, Inc.                              13,200            487
  Applied Materials, Inc. *                         59,400          1,016
  Applied Micro Circuits Corp. *                    11,600             49
  Broadcom Corp., Class A *                         11,300            365
  Freescale Semiconductor, Inc., Class B *          13,627            250
  Intel Corp.                                      220,600          5,160
  Kla-Tencor Corp. *                                 6,900            321
  Linear Technology Corp.                           10,800            419
  LSI Logic Corp. *                                 13,900             76
  Maxim Integrated Products, Inc.                   11,400            483
  Micron Technology, Inc. *                         21,700            268
  National Semiconductor Corp.                      12,500            224
  Novellus Systems, Inc. *                           5,000            139
  NVIDIA Corp. *                                     5,900            139
  PMC - Sierra, Inc. *                               6,300             71
  QLogic Corp. *                                     3,200            118
  Teradyne, Inc. *                                   7,000            120
  Texas Instruments, Inc.                           60,400          1,487
  Xilinx, Inc.                                      12,100            359
                                                   -------        -------
                                                                   12,102
                                                   -------        -------
SOFTWARE - 4.7%
  Adobe Systems, Inc.                                8,300            521
  Autodesk, Inc.                                     8,000            304
  Automatic Data Processing, Inc.                   20,400            905
  BMC Software, Inc. *                               7,900            147
  Citrix Systems, Inc. *                             6,000            147
  Computer Associates International, Inc.           20,476            636
  Compuware Corp. *                                 13,900             90
  Electronic Arts, Inc. *                           10,600            654
  First Data Corp.                                  28,923          1,230
  Fiserv, Inc. *                                     6,800            273
  IMS Health, Inc.                                   8,104            188
  Intuit, Inc. *                                     6,600            290
  Mercury Interactive Corp. *                        2,900            132
  Microsoft Corp.                                  379,300         10,131
  Novell, Inc. *                                    13,100             88
  Oracle Corp. *                                   178,900          2,455
  Parametric Technology Corp. *                      9,400             55
  Siebel Systems, Inc. *                            17,800            187
  Veritas Software Corp. *                          14,700            420
                                                   -------        -------
                                                                   18,853
                                                   -------        -------
TELECOMMUNICATIONS - 5.9%
  ADC Telecommunications, Inc. *                    28,200             76
  Alltel Corp.                                      10,800            635
  Andrew Corp. *                                     5,762             79
  AT&T Corp.                                        27,871            531
  Avaya, Inc. *                                     16,400            282
  BellSouth Corp.                                   63,900          1,776
  CenturyTel, Inc.                                   4,750            169
  CIENA Corp. *                                     17,900             60
  Cisco Systems, Inc. *                            229,700          4,433
  Citizens Communications Co.                       11,600            160
  Comverse Technology, Inc. *                        6,800            166
  Corning, Inc. *                                   48,800            574
  JDS Uniphase Corp. *                              50,900            161
  Lucent Technologies, Inc. *                      150,300            565
  Motorola, Inc.                                    83,465          1,436
  Nextel Communications, Inc., Class A *            38,800          1,164
  QUALCOMM, Inc.                                    57,000          2,417

EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                             NUMBER      VALUE
                                            OF SHARES    (000S)
                                            ----------  ---------
COMMON STOCKS - 99.2% - CONTINUED

TELECOMMUNICATIONS - 5.9% - (CONTINUED)
 Qwest Communications International, Inc. *     66,955  $     297
 SBC Communications, Inc.                      115,592      2,979
 Scientific-Atlanta, Inc.                        5,400        178
 Sprint Corp. (FON Group)                       50,400      1,252
 Tellabs, Inc. *                                14,700        126
 Verizon Communications, Inc.                   96,570      3,912
                                            ----------  ---------
                                                           23,428
                                            ----------  ---------
TEXTILES - 0.1%
 Cintas Corp.                                    6,000        263
                                            ----------  ---------
TOYS, GAMES & HOBBIES - 0.1%
 Hasbro, Inc.                                    6,312        122
 Mattel, Inc.                                   14,641        286
                                            ----------  ---------
                                                              408
                                            ----------  ---------
TRANSPORTATION - 1.6%
 Burlington Northern Santa Fe Corp.             13,028        616
 CSX Corp.                                       7,524        302
 FedEx Corp.                                    10,440      1,028
 Norfolk Southern Corp.                         13,800        499
 Ryder System, Inc.                              2,300        110
 Union Pacific Corp.                             9,100        612
 United Parcel Service, Inc., Class B           39,100      3,342
                                            ----------  ---------
                                                            6,509
                                            ----------  ---------
TOTAL COMMON STOCKS
                                            ----------  ---------
(COST $288,203)                                           393,784

                                            PRINCIPAL
                                             AMOUNT       VALUE
                                             (000S)       (000S)
                                            ----------  ---------
SHORT-TERM INVESTMENTS - 0.8%
  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                           $    2,778  $   2,778
    U.S.Treasury Bill,(1)
    2.19%, 3/24/05                                 430        428
                                            ----------  ---------
TOTAL SHORT-TERM INVESTMENTS
                                            ----------  ---------
(COST $3,206)                                               3,206

                                            ----------  ---------
TOTAL INVESTMENTS - 100.0%
                                            ----------  ---------
(COST $291,409)                                         $ 396,990

----------
(1) Securities pledged as collateral to cover margin requirements for open futures contracts.

*   Non-Income Producing Security


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND (continued)

At December 31, 2004, the Stock Index Fund had open futures contracts as follows:

                                NOTIONAL                                     UNREALIZED
                NUMBER OF        AMOUNT        CONTRACT       CONTRACT          GAIN
  TYPE          CONTRACTS        (000S)        POSITION         EXP.           (000S)
---------       ---------       --------       --------       --------       ----------
S&P   500          13           $  3,945         Long           03/05        $       82

At December 31, 2004, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR                               % OF INVESTMENTS
--------------------------                    ----------------
Consumer Discretionary                                    11.9%
Consumer Staples                                          10.5
Energy                                                     7.2
Financials                                                20.5
Health Care                                               12.7
Industrials                                               11.8
Information Technology                                    16.1
Materials                                                  3.1
Telecommunication Services                                 3.3
Utilities                                                  2.9
                                              ----------------
Total                                                    100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                        $  291,409
                                                       ----------
Gross tax appreciation of investments                  $  134,475
Gross tax depreciation of investments                     (28,894)
                                                       ----------
Net tax appreciation of investments                    $  105,581
                                                       ----------

EQUITY FUNDS 9 NORTHERN FUNDS QUATERLY REPORT

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  TECHNOLOGY FUND

                                                        NUMBER            VALUE
                                                      OF SHARES          (000S)
                                                      ---------         --------
COMMON STOCKS - 99.4%

COMMERCIAL SERVICES - 10.3%
  Accenture Ltd., Class A *                             385,000         $ 10,395
  Alliance Data Systems Corp. *                          45,000            2,137
  Automatic Data Processing, Inc.                       126,200            5,597
  Cognizant Technology Solutions Corp. *                 80,000            3,386
  Electronic Data Systems Corp.                         160,000            3,696
  First Data Corp.                                      180,100            7,661
                                                      ---------         --------
                                                                          32,872
                                                      ---------         --------
COMPUTERS - 12.4%
  Dell, Inc. *                                          265,000           11,167
  EMC Corp. of Massachusetts *                          791,700           11,773
  Hewlett-Packard Co.                                   126,800            2,659
  International Business Machines Corp.                  60,000            5,915
  Network Appliance, Inc. *                              97,000            3,222
  Seagate Technology *                                  283,900            4,903
                                                      ---------         --------
                                                                          39,639
                                                      ---------         --------
ELECTRONICS - 4.5%
  Agilent Technologies, Inc. *                          215,000            5,181
  Flextronics International Ltd. *                      449,100            6,207
  Symbol Technologies, Inc.                              90,000            1,557
  Zebra Technologies Corp., Class A *                    25,800            1,452
                                                      ---------         --------
                                                                          14,397
                                                      ---------         --------
INTERNET - 14.0%
  51job, Inc. ADR *                                      39,200            2,037
  Amazon.com, Inc. *                                     75,000            3,322
  eBay, Inc. *                                          131,000           15,233
  Google, Inc., Class A *                                18,900            3,650
  IAC/InterActiveCorp. *                                160,000            4,419
  Shopping.com Ltd. *                                    47,900            1,353
  Yahoo!, Inc. *                                        397,000           14,959
                                                      ---------         --------
                                                                          44,973
                                                      ---------         --------
SEMICONDUCTORS - 16.7%
  Altera Corp. *                                         80,000            1,656
  Analog Devices, Inc.                                    4,400              162
  Applied Materials, Inc. *                             315,000            5,386
  Broadcom Corp., Class A *                             276,900            8,938
  Cypress Semiconductor Corp. *                         160,000            1,877
  Integrated Circuit Systems, Inc. *                    105,000            2,197
  Intel Corp.                                           255,000            5,964
  Linear Technology Corp.                                62,400            2,419
  Marvell Technology Group Ltd. *                        10,000              355
  Maxim Integrated Products, Inc.                        50,000            2,119
  Micron Technology, Inc. *                             540,000            6,669
  STMicroelectronics N.V., New York Shares              143,000            2,763
  Teradyne, Inc. *                                      100,000            1,707
  Texas Instruments, Inc.                               190,000            4,678
  Triquint Semiconductor, Inc. *                        250,000            1,113
  Xilinx, Inc.                                          180,000            5,337
                                                      ---------         --------
                                                                          53,340
                                                      ---------         --------
SOFTWARE - 21.1%
  Cognos, Inc. *                                         90,000            3,965
  Computer Associates International, Inc.               190,000            5,901
  Electronic Arts, Inc. *                               152,300            9,394
  Intuit, Inc. *                                        124,000            5,457
  Internet Security Systems, Inc. *                      66,000            1,534
  Manhattan Associates, Inc. *                           80,000            1,910
  McAfee, Inc. *                                         76,000            2,199
  Mercury Interactive Corp. *                            70,000            3,189
  Microsoft Corp.                                       310,000            8,280
  NAVTEQ Corp. *                                         45,469            2,108
  Novell, Inc. *                                        178,600            1,206
  Oracle Corp. *                                        600,000            8,232
  SAP A.G. ADR                                          100,000            4,421
  Symantec Corp. *                                       46,000            1,185
  Take-Two Interactive Software, Inc. *                  40,000            1,392
  Veritas Software Corp. *                              245,900            7,020
                                                      ---------         --------
                                                                          67,393
                                                      ---------         --------
TELECOMMUNICATIONS - 20.4%
  Adtran, Inc.                                           75,500            1,445
  Andrew Corp. *                                        130,000            1,772
  CenturyTel, Inc.                                        4,000              142
  Cisco Systems, Inc. *                                 403,000            7,778
  Comcast Corp., Class A *                                3,400              113
  Commonwealth Telephone Enterprises, Inc. *              3,500              174
  Juniper Networks, Inc. *                              470,400           12,790
  Motorola, Inc.                                        392,800            6,756
  Nokia OYJ ADR                                         380,000            5,955
  QUALCOMM, Inc.                                        246,900           10,469
  RF Micro Devices, Inc. *                              367,400            2,513
  Telefonaktiebolaget LM Ericsson                       475,000           14,958

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                           NUMBER       VALUE
                                          OF SHARES    (000S)
                                          ---------   --------
COMMON STOCKS - 99.4% - CONTINUED

TELECOMMUNICATIONS - 20.4% - (CONTINUED)
    Viacom, Inc., Class B                     3,500   $    127
    Vodafone Group PLC ADR                    8,200        224
                                          ---------   --------
                                                        65,216
                                          ---------   --------
TOTAL COMMON STOCKS
                                          ---------   --------
(COST $246,050)                                        317,830

WARRANT - 0.1%
    Lucent Technologies, Exp. 12/10/07 *    197,785        313
                                          ---------   --------
TOTAL WARRANT
                                          ---------   --------
(COST $-)                                                  313

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------  ---------
SHORT-TERM INVESTMENT - 0.5%
  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.25%, 1/3/05                            $1,524      1,524
                                             ------   --------
TOTAL SHORT-TERM INVESTMENT
                                             ------   --------
(COST $1,524)                                            1,524

TOTAL INVESTMENTS - 100.0%
                                             ------   --------
(COST $247,574)                                       $319,667

*     Non-Income Producing Security

At December 31, 2004,the industry sectors for the Technology Fund were:

INDUSTRY SECTOR                        % OF INVESTMENTS
---------------                        ----------------
Commercial Services & Supplies                     0.6%
Communications Equipment                          19.6
Computers & Peripherals                           12.5
Electronic Equipments & Instruments                4.1
Information Technology & Services                 10.3
Internet Catalog & Retail                          7.2
Internet Software & Services                       6.3
Office Electronics                                 0.5
Semiconductor Equipments & Products               17.6
Software                                          21.2
Other                                              0.1
                                                 -----
Total                                            100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments           $247,574
                                          --------
Gross tax appreciation of investments     $ 85,993
Gross tax depreciation of investments      (13,900)
                                          --------
Net tax appreciation of investments       $ 72,093
                                          --------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   ARIZONA TAX - EXEMPT FUND

                                             PRINCIPAL
                                              AMOUNT    VALUE
                                              (000S)    (000S)
                                            ---------  -------
MUNICIPAL BONDS - 98.9%
ARIZONA - 94.0%
 Arizona School Facilities Board Revenue
  Bonds, State School Improvement,
  5.25%, 7/1/16                              $3,000    $3,333
  5.00%, 7/1/17                                 675       733
  5.25%, 7/1/18                               2,845     3,141
 Arizona State Transportation Board
  Highway Revenue Bonds, Prerefunded,
  5.75%, 7/1/09                               2,390     2,707
 Arizona State University COP Bonds,
  Research Infrastructure Project
  (AMBAC Insured),
  5.00%, 9/1/30                               2,000     2,060
 Arizona State University Revenue Bonds
  (FGIC Insured),
  5.50%, 7/1/16                               1,620     1,814
  5.50%, 7/1/20                               2,160     2,419
 Avondale Municipal Development Corp.
  Excise TRB (FGIC Insured),
  5.00%, 7/1/18                                 650       699
 Chandler Street & Highway User Revenue
  Bonds (MBIA Insured), Prerefunded,
  5.13%, 7/1/05                               2,000     2,051
 Chandler Water & Sewerage Revenue
  Bonds (MBIA Insured),
  7.25%, 7/1/09                                 240       285
 Glendale G.O. Revenue Bonds,
  2.00%, 7/1/18                               2,600     2,029
 Glendale IDA Revenue Bonds, Series A,
 Midwestern University,
  4.25%, 5/15/05                                375       378
  4.50%, 5/15/06                                390       400
  4.63%, 5/15/07                                410       427
  4.75%, 5/15/08                                425       449
 Maricopa County School District No. 8
  Osborn G.O. Bonds, Series A
  (FGIC Insured), Prerefunded,
  5.88%, 7/1/06                                 705       750
  5.88%, 7/1/06                               1,295     1,378
 Maricopa County School District No. 8
  Osborn G.O. Refunding Bonds,
  Bank Qualified (FGIC Insured),
  4.70%, 7/1/14                               1,000     1,091
 Maricopa County Unified School District
  No. 89 Dysart G.O. Bonds, Series B,
  School Improvement Project of 2002
  (FSA Insured),
  5.25%, 7/1/15                               1,600     1,800
 Maricopa County Unified School District
  No. 11 Peoria G.O. Bonds, Unified
  Project of 1991, Prerefunded,
  5.50%, 7/1/05                               1,000     1,027
 Maricopa County Unified School District
  No. 80 Chandler Capital Appreciation
  G.O. Refunding Bonds (FGIC Insured),
  0.00%, 7/1/09                               1,000       872
 Mesa IDA Student Housing Revenue
  Bonds, Series A,
  ASU East/Maricopa College,
  6.00%, 7/1/32                                 900       912
 Mesa Street & Highway Revenue Bonds
  (FGIC Insured),
  5.00%, 7/1/18                                 500       556
 Mesa Utilities System Revenue Bonds
  (FGIC Insured), Prerefunded,
  5.00%, 7/1/09                                 930     1,023
  5.00%, 7/1/09                               1,000     1,100
 Mohave County Union High School
  District No. 30 Mohave G.O. Bonds,
  Series B (FGIC Insured),
  8.50%, 7/1/05                               1,000     1,032
 Northern Arizona University Revenue
  Bonds (FGIC Insured),
  5.13%, 6/1/19                                 785       850
  5.13%, 6/1/20                                 770       824
 Phoenix Civic Improvement Corp. Excise
  TRB, Series A, Senior Lien, Municipal
  Courthouse Project,
  5.75%, 7/1/15                               1,325     1,485
 Phoenix Civic Improvement Corp.
  Municipal Facilities Subordinate Excise
  TRB (FGIC Insured),
  5.75%, 7/1/15                               1,000     1,131
 Phoenix Civic Improvement Corp.
  Wastewater System Revenue Bonds,
  Junior Lien (FGIC Insured),
  Prerefunded,
  6.25%, 7/1/10                               1,000     1,177

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                 PRINCIPAL
                                                  AMOUNT    VALUE
                                                  (000S)    (000S)
                                                 --------  -------
MUNICIPAL BONDS - 98.9% - CONTINUED
ARIZONA - 94.0% - (CONTINUED)
   Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (MBIA Insured),
     5.00%, 7/1/28                              $  1,800   $ 1,866
     5.00%, 7/1/29                                   400       414
   Phoenix Civic Improvement Corp. Water
     System Revenue Bonds, Junior Lien
     (FGIC Insured),
     5.50%, 7/1/15                                 2,000     2,244
     5.50%, 7/1/17                                 3,500     3,914
   Phoenix Civic Plaza Building Corp.
     Excise TRB, Senior Lien,
     5.70%, 7/1/07                                 1,160     1,192
   Phoenix G.O. Bonds,
     4.50%, 7/1/22                                 1,000     1,008
   Phoenix G.O. Bonds, Series B,
     Various Purpose,
     5.38%, 7/1/20                                 1,000     1,113
   Phoenix G.O. Refunding Bonds,
     Series A,
     4.50%, 7/1/15                                 1,500     1,550
   Phoenix G.O. Refunding Bonds,
     Series B,
     4.50%, 7/1/20                                 1,100     1,116
   Pima County G.O. Bonds (FSA Insured),
     4.00%, 7/1/14                                   750       767
   Pima County Unified School District
     No. 10 Amphitheater G.O. Bonds,
     Series E, School Improvement Project,
     6.50%, 7/1/05                                 1,900     1,942
   Pima County Unified School District
     No. 12 Sunnyside G.O. Bonds
     (FGIC Insured), Prerefunded,
     5.75%, 7/1/09                                 2,000     2,263
   Pima County Unified School District No. 6
     Marana G.O. Refunding Bonds
     (FGIC Insured),
     5.40%, 7/1/14                                 1,300     1,450
   Pinal County COP,
     5.00%, 12/1/29                                1,500     1,501
     Prescott Valley Municipal Property Corp.
     Municipal Facilities Revenue Bonds
     (FGIC Insured),
     5.00%, 1/1/16                                   580       627
   Salt River Project Agricultural
     Improvement & Power District
     Electrical Systems Revenue Refunding
     Bonds, Series C,
     4.90%, 1/1/08                                   470       476
   Scottsdale Preservation Authority Excise
     TRB (FGIC Insured), Prerefunded,
     6.00%, 7/1/08                                   370       418
                                                --------   -------
                                                            63,794
                                                            ------
PUERTO RICO - 4.9%
   Puerto Rico Commonwealth
     Infrastructure Financing Authority
     Special Obligation Bonds, Series A,
   Escrowed to Maturity,
     5.50%, 10/1/20                                2,500     2,759
     5.50%, 10/1/40                                  500       544
                                                --------   -------
                                                             3,303
                                                           -------
TOTAL MUNICIPAL BONDS
(COST $62,834)                                              67,097

                                                  NUMBER    VALUE
                                                OF SHARES  (000'S)
                                                ---------  -------
INVESTMENT COMPANIES - 1.1%
   AIM Tax Exempt Cash Reserve Fund              729,016       729
   Dreyfus Tax-Exempt Cash
     Management Fund                               2,602         3
                                                --------   -------
TOTAL INVESTMENT COMPANIES
(COST $732)                                                    732
TOTAL INVESTMENTS - 100.0%
(COST $63,566)                                             $67,829

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   ARIZONA TAX - EXEMPT FUND (continued)

At December 31, 2004, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR                  % OF INVESTMENT
---------------                  ---------------
Education                             10.6%
Facilities                             6.5
General Obligation                    11.2
Higher Education                      15.5
School District                       20.1
Transportation                         7.8
Utilities                              8.7
Water                                  9.1
All other sectors less than 5%        10.5
                                     -----
Total                                100.0%

At December 31, 2004, the quality distribution for the Arizona Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION             PERCENTAGE
--------------------             ----------
AAA                                 77.8%
AA                                  10.8
A                                    9.0
BBB                                  1.3
Cash Equivalents                     1.1
                                   -----
Total                              100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments         $63,566
                                        -------
Gross tax appreciation of investments   $ 4,268
Gross tax depreciation of investments        (5)
                                        -------
Net tax appreciation of investments     $ 4,263
                                        -------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
MUNICIPAL BONDS - 99.0%
CALIFORNIA - 97.4%
 Antelope Valley Union High School
  District Capital Appreciation
  G.O. Revenue Bonds, Series B,
  Election 2002 (MBIA Insured),
  0.00%, 8/1/29                                $3,500    $  956
 Arcade Water District Revenue COP
  (FGIC Insured),
  5.00%, 11/1/17                                1,000     1,075
 California Infrastructure & Economic
  Development Bank Revenue Bonds,
  Series A, Scripps Research Institute,
  5.75%, 7/1/30                                 1,000     1,058
 California State Department of Water
  Resources Power Supply Revenue
  Bonds, Series A (FSA Insured),
  5.25%, 5/1/12                                 2,000     2,252
 California State Department of Water
  Resources Power Supply Revenue
  Bonds, Series A,
  5.50%, 5/1/08                                 4,815     5,255
 California State Economic Recovery
  Bonds, Series A,
  5.00%, 7/1/16                                 1,500     1,603
  5.00%, 7/1/17                                   250       266
California State G.O. Bonds,
  Various Purpose (FGIC Insured),
  4.50%, 6/1/21                                 1,000     1,018
 California State G.O. Refunding Bonds
  (FGIC Insured),
  4.75%, 2/1/19                                 1,000     1,029
 California State Public Works Board Lease
  Revenue Refunding Bonds, Series A,
  Department of Corrections State Prisons
  (AMBAC Insured),
  5.25%, 12/1/13                                1,350     1,529
 California State Public Works Board Lease
  Revenue Refunding Bonds, Series A,
  Trustees California State University,
  5.25%, 10/1/14                                3,545     3,856
 California Statewide Communities
  Development Authority Revenue COP,
  John Muir/Mount Diablo Health System
  (MBIA Insured),
  5.50%, 8/15/12                                4,030     4,607
 California Statewide Communities
  Development Authority Student Housing
  Revenue Bonds, Series A, East Campus
  Apartments LLC (ACA Insured),
  5.00%, 8/1/12                                 1,775     1,908
 Contra Costa County Home Mortgage
  Revenue Bonds, GNMA Mortgage
  Backed Securities Program (Colld. by
  GNMA), Escrowed to Maturity,
  7.50%, 5/1/14                                 1,000     1,306
 Duarte Redevelopment Agency SFM
  Revenue Refunding Bonds, Series B,
  Mortgage Backed Securities Program
  (Colld. by FNMA), Escrowed to Maturity,
  6.88%, 10/1/11                                  950     1,163
 East Bay Regional Park District G.O
  Refunding Bonds,
  5.00%, 9/1/17                                   250       267
 Fremont-Newark Community College
  District G.O. Bonds, Series A
  (MBIA Insured),
  5.38%, 8/1/18                                 1,350     1,501
  5.38%, 8/1/19                                   625       693
 Glendale California Unified School District
  G.O. Bonds, Series D (MBIA Insured),
  5.38%, 9/1/18                                 1,000     1,110
 Golden State Tobacco Securitization Corp.
  Tobacco Settlement Revenue Bonds,
  Series B, Enhanced Asset Backed,
  2.88%, 6/1/08                                 1,800     1,794
  5.00%, 6/1/10                                 2,000     2,145
  5.38%, 6/1/17                                   750       772
 Imperial Irrigation District COP,
  Electric Systems Project,
  6.50%, 11/1/07                                2,000     2,227
 Los Angeles County Metropolitan
  Transportation Authority Sales
  Refunding TRB, Series B,
  Property A-First Tier (MBIA Insured),
  4.50%, 7/1/21                                 1,000     1,014
 Los Angeles County Metropolitan
  Transportation Authority Sales TRB,
  Series B, Property A-First Tier
  (FSA Insured),
  4.75%, 7/1/15                                 1,250     1,317
  4.75%, 7/1/16                                   850       891

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                               PRINCIPAL
                                                AMOUNT     VALUE
                                                (000S)     (000S)
                                              ---------   -------
MUNICIPAL BONDS - 99.0% - CONTINUED
CALIFORNIA - 97.4% - (CONTINUED)
   Los Angeles Department of Water &
     Power Electric Plant Revenue Refunding
     Bonds, Prerefunded,
     6.10%, 2/15/05                           $   1,495   $1,517
   Los Angeles Department of Water &
     Power Electric Plant Revenue Refunding
     Bonds, Prerefunded,
     6.10%, 2/15/05                                 505      513
   Los Angeles Unified School District G.O.
     Bonds, Series E, Election of 1997
     (MBIA Insured), Prerefunded,
     5.50%, 7/1/12                                1,060    1,221
   Los Angeles Wastewater Systems
     Revenue Refunding Bonds, Series D
     (FGIC Insured),
     4.70%, 11/1/19                               1,000    1,005
   Metropolitan Water District of Southern
     California Waterworks Revenue Bonds,
     Series A, Prerefunded,
     5.50%, 7/1/09                                1,350    1,536
   Mountain View California Refunding COP,
     Revitalization Authority (MBIA Insured),
     Prerefunded,
     6.00%, 10/1/05                                 850      892
   Oakland Joint Powers Financing Authority
     Lease Revenue Bonds,
     Oakland Administration Buildings
     (AMBAC Insured), Prerefunded,
     5.38%, 8/1/06                                1,070    1,145
   Orange County Water District COP,
     Series B (MBIA Insured),
     5.38%, 8/15/18                               1,000    1,109
   Sacramento County Sanitation District
     Financing Authority Revenue Crossover
     Bonds, Series A,
     5.60%, 12/1/16                               1,500    1,560
     5.75%, 12/1/18                               1,250    1,302
   San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                  500      521
   San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                 700      778
   San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/18                                1,555    1,729
   San Jose Airport Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 3/1/16                                1,000    1,092
   San Marcos PFA Capital Appreciation
     Custodial Receipts Revenue Bonds,
     Escrowed to Maturity,
     0.00%, 7/1/11                                1,000      801
   San Mateo County Community College
     District G.O. Bonds, Series A,
     Election of 2001 (FGIC Insured),
     5.00%, 9/1/21                                1,000    1,061
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A, Subregional
     Wastewater Project (FGIC Insured),
     4.75%, 9/1/16                                1,000    1,029
   Southern California Public Power Authority
     Capital Appreciation Subordinate
     Revenue Refunding Bonds,
     Southtran Transmission Project,
     0.00%, 7/1/14                                1,000      667
   Southern California Public Power Authority
     Power Project Revenue Bonds,
     6.75%, 7/1/12                                2,100    2,518
   Washington Township Healthcare District
     Revenue Bonds,
     4.25%, 7/1/05                                  100      101
     4.50%, 7/1/07                                1,005    1,046
     5.00%, 7/1/09                                  250      269
                                              ---------   ------
                                                          66,024
                                                          ------
VIRGIN ISLANDS - 1.6%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                               1,000    1,064
                                                          ------
TOTAL MUNICIPAL BONDS
(COST $62,795)                                            67,088

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND (continued)

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)   (000S)
                                              ---------  ------

SHORT-TERM INVESTMENT - 1.0%
     California State G.O. VRDB, Series A-9
         Kindergarten-University Public
         Education Facilities (Citibank LOC),
         1.97%, 1/6/05                        $     650  $   650
                                                         -------
TOTAL SHORT-TERM INVESTMENT
(COST $650)                                                  650

TOTAL INVESTMENTS - 100.0%
(COST $63,445)                                           $67,738

At December 31, 2004, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                               % OF INVESTMENT
---------------                               ---------------
Agriculture                                         7.0%
Facilities                                          6.5
General Obligation                                  9.4
Higher Education                                    8.6
Medical                                             9.0
Power                                              19.3
School District                                     7.5
Utilities                                          10.3
Water                                               5.5
All other sectors less than 5%                     16.9
                                                  -----
Total                                             100.0%

At December 31, 2004, the quality distribution for the California Intermediate Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                          PERCENTAGE
--------------------                          ----------
AAA                                              51.7%
AA                                               15.1
A                                                29.0
BBB                                               1.6
Not Rated                                         1.6
Cash Equivalents                                  1.0
                                                -----
Total                                           100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments               $63,445
                                              -------
Gross tax appreciation of investments         $ 4,301
Gross tax depreciation of investments              (8)
                                              -------
Net tax appreciation of investments           $ 4,293
                                              -------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA TAX-EXEMPT FUND

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
                                                  ---------  -------
MUNICIPAL BONDS - 99.5%
CALIFORNIA - 91.6%
   ABAG Finance Authority for Nonprofit
     Corps. COP, Channing House,
     4.65%, 2/15/06                               $    280   $   285
   Alameda City G.O. Bonds (MBIA Insured),
     5.00%, 8/1/33                                   1,155     1,190
   Alameda County Unified School District
     Capital Appreciation G.O. Bonds,
     Series A (FSA Insured),
     0.00%, 8/1/29                                   2,000       546
   Alameda County Water District Revenue
     Refunding Bonds (MBIA Insured),
     4.75%, 6/1/20                                   2,000     2,047
   Anaheim PFA Revenue Bonds,
     Electric System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                  2,000     2,053
   Anaheim PFA Tax Allocation Revenue
     Bonds, Series A, Redevelopment
     Project (MBIA Insured),
     5.25%, 2/1/18                                     250       268
   Anaheim Union High School District
     Capital Appreciation G.O. Bonds,
     Election 2002 (MBIA Insured),
     0.00%, 8/1/28                                     575       167
   Antelope Valley Union High School District
     Capital Appreciation G.O. Revenue
     Bonds, Series B, Election 2002
     (MBIA Insured),
     0.00%, 8/1/28                                   4,685     1,358
   Aztec Shops Ltd. Auxiliary Organization
     Student Housing Revenue Bonds,
     San Diego State University,
     6.00%, 9/1/31                                   2,000     2,081
   Beverly Hills Unified School District G.O.
     Bonds, Series A,
     5.38%, 8/1/19                                   1,370     1,519
   California Educational Facilities Authority
     Capital Appreciation Revenue Bonds,
     Loyola Marymount (MBIA Insured),
     Prerefunded,
     0.00%, 10/1/09                                  4,435     1,170
     0.00%, 10/1/09                                  3,435       796
   California Health Facilities Finance
     Authority Revenue Refunding Bonds,
     Series A, Cedars-Sinai Medical Center,
     6.13%, 12/1/19                                  3,350     3,667
   California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                     250       265
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/08                                     185       202
   California State Economic Recovery
     Bonds, Series A,
     5.00%, 7/1/16                                   1,625     1,736
   California State G.O. Bonds,
     5.13%, 6/1/24                                   2,000     2,079
   California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/29                                   1,000     1,003
   California State G.O. Refunding Bonds,
     4.38%, 10/1/17                                  1,390     1,408
   California State Public Works Board
     Lease Revenue Bonds, Series A,
     Department of Corrections
     (AMBAC Insured),
     5.50%, 1/1/14                                   1,300     1,367
   California State Public Works Board
     Lease Revenue Refunding Bonds,
     Series B, Various Community College
     Project (AMBAC Insured),
     5.63%, 3/1/16                                   1,000     1,057
   California State University Foundation
     Revenue Bonds, Series A,
     Sacramento Auxiliary (MBIA Insured),
     5.50%, 10/1/27                                    500       545
     5.50%, 10/1/32                                    500       540
   California State G.O. Bonds,
     Various Purpose (FGIC Insured),
     4.50%, 6/1/21                                   1,000     1,018
   California Statewide Communities
     Development Authority Student
     Housing Revenue Bonds, Series A,
     East Campus Apartments LLC
     (ACA Insured),
     5.63%, 8/1/34                                   1,000     1,037
   Dry Creek Joint Elementary School
     District Capital Appreciation G.O.
     Bonds, Series A (FSA Insured),
     0.00%, 8/1/09                                     400       349

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                    DECEMBER 31, 2004(UNAUDITED)

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
                                                  ---------  -------
MUNICIPAL BONDS - 99.5% - CONTINUED
CALIFORNIA - 91.6% - (CONTINUED)
   East Bay Municipal Utilities District Water
     System Revenue Bonds
     (MBIA Insured),
     5.00%, 6/1/26                                $  1,000   $ 1,033
     4.75%, 6/1/34                                   1,000     1,001
   East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                   2,250     2,403
   Escondido Union High School District G.O.
     Bonds (MBIA Insured),
     Escrowed to Maturity,
     5.60%, 11/1/09                                    150       162
   Fillmore Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (FGIC Insured),
     0.00%, 7/1/10                                     515       429
   Folsom G.O. Bonds, Series D, School
     Facilities Project (FGIC Insured),
     5.70%, 8/1/13                                     200       219
   Foothill/Eastern Transportation Corridor
     Agency Toll Road Senior Lien Capital
     Appreciation Revenue Bonds, Series A,
     Escrowed to Maturity,
     0.00%, 1/1/05                                     375       375
   Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/19                                     750       831
   Glendale California Unified School
     District G.O. Bonds, Series D
     (MBIA Insured),
     5.38%, 9/1/18                                     665       738
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed,
     5.38%, 6/1/28                                   2,220     2,305
     5.63%, 6/1/38                                   2,000     2,122
   Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                  1,600     1,782
   Imperial Irrigation District Refunding COP,
     Electric Systems Project
     (MBIA Insured),
     5.20%, 11/1/09                                    200       223
   Lemoore Union High School District
     G.O. Bonds (AMBAC Insured),
     6.00%, 1/1/12                                     200       234
   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                   1,750     1,844
     4.75%, 7/1/16                                   1,150     1,205
   Los Angeles Department of Water &
     Power Electric Plant Revenue
     Refunding Bonds, Prerefunded,
     6.10%, 2/15/05                                    380       386
   Los Angeles Harbor Department Revenue
     Bonds, Escrowed to Maturity,
     7.60%, 10/1/18                                     35        45
   Mid Peninsula Regional Open Space
     District G.O. Refunding Bonds,
     7.00%, 9/1/14                                   1,050     1,069
   Modesto Irrigation District Refunding
     COP, Series B, Capital Improvements
     Projects,
     5.30%, 7/1/22                                   1,780     1,781
   Monrovia Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (MBIA Insured),
     0.00%, 8/1/10                                     720       598
   New Haven Unified School District G.O.
     Refunding Bonds (FSA Insured),
     5.75%, 8/1/20                                   1,320     1,511
   Oakland G.O. Bonds, Measure I
     (FGIC Insured),
     5.60%, 12/15/14                                   200       216
   Perris Union High School District Capital
     Appreciation G.O. Bonds, Series B
     (FGIC Insured),
     0.00%, 9/1/26                                   1,000       329
   Placentia-Yorba Linda Unified School
     District G.O. Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/21                                   1,000     1,104
   Rio Hondo Community College District
     G.O. Bonds, Series A, School Facilities
     Construction & Improvement
     (MBIA Insured),
     5.25%, 6/1/29                                   2,000     2,133
   Sacramento City Financing Authority
     Revenue Bonds, Series A
     (AMBAC Insured),
     5.00%, 12/1/32                                  2,720     2,778

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA TAX-EXEMPT FUND (continued)

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
                                                  ---------  -------
MUNICIPAL BONDS - 99.5% - CONTINUED
CALIFORNIA - 91.6% - (CONTINUED)
   Sacramento County Sanitation District
     Financing Authority Revenue
     Crossover Bonds, Series A,
     5.60%, 12/1/16                               $    500   $   520
     6.00%, 12/1/20                                  2,500     2,609
   San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                   1,000     1,041
   San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                  1,200     1,334
   San Francisco State Building Authority
     Lease Revenue Refunding Bonds, Series
     A, Department of General Services,
     5.00%, 10/1/13                                  4,250     4,663
   San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/19                                   1,750     1,940
     5.38%, 8/1/20                                   1,955     2,164
   San Jose Airport Revenue Bonds, Series A
     (FGIC Insured),
     5.25%, 3/1/16                                     440       481
   San Jose Unified School District Santa
     Clara County G.O. Bonds, Series A
     (FSA Insured),
     5.38%, 8/1/19                                     500       554
   San Mateo County Transit District
     Revenue Bonds, Series A
     (MBIA Insured),
     4.50%, 6/1/17                                   1,225     1,260
   Santa Margarita-Dana Point Authority
     Revenue Bonds, Series B, California
     Improvements Districts 3, 3a, 4, & 4a
     (MBIA Insured),
     7.25%, 8/1/09                                   1,150     1,378
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A
     (FGIC Insured),
     5.25%, 9/1/16                                      35        39
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A,
     Subregional Wastewater Project
     (FGIC Insured),
     4.75%, 9/1/16                                     200       206
   South Placer Wastewater Authority
     Revenue Bonds, Series A
     (FGIC Insured), Prerefunded,
     5.00%, 11/1/10                                  2,410     2,713
   Torrance Hospital Revenue Bonds,
     Series A, Torrance Memorial
     Medical Center,
     6.00%, 6/1/22                                     500       560
   University of California Revenue
     Bonds, Limited Project, Series A
     (MBIA Insured),
     4.75%, 5/15/27                                  1,315     1,327
   University of California Revenue
     Bonds, Multiple Purpose Projects,
     Series Q (FSA Insured),
     5.00%, 9/1/31                                   2,000     2,046
   Vista Unified School District G.O. Bonds,
     Series A (FSA Insured),
     5.38%, 8/1/16                                   1,000     1,116
     5.38%, 8/1/17                                   1,885     2,102
   Walnut Valley Unified School District
     G.O. Refunding Bonds, Series A
     (MBIA Insured),
     7.20%, 2/1/16                                   1,000     1,247
   Washington Township Healthcare
     District Revenue Bonds,
     4.25%, 7/1/05                                     100       101
     5.00%, 7/1/09                                     405       436
     5.00%, 7/1/11                                     500       532
     5.00%, 7/1/12                                   1,270     1,336
                                                  --------   -------
                                                              90,314
                                                  --------   -------
PUERTO RICO - 6.3%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Revenue
     Bonds, Series B (MBIA Insured),
     5.75%, 7/1/18                                   1,600     1,821
   Puerto Rico Commonwealth
     Infrastructure Financing Authority
     Special Obligation Bonds, Series A,
     Escrowed to Maturity,
     5.50%, 10/1/40                                  4,000     4,354
                                                  --------   -------
                                                               6,175
                                                  --------   -------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                    DECEMBER 31, 2004(UNAUDITED)

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
                                                  ---------  -------
MUNICIPAL BONDS - 99.5% - CONTINUED
VIRGIN ISLANDS - 1.6%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                               $ 1,500    $ 1,596
                                                  -------    -------
TOTAL MUNICIPAL BONDS
                                                  -------    -------
(COST $90,905)                                                98,085

SHORT-TERM INVESTMENT - 0.5%
   ABAG Finance Authority for
     Nonprofit Corps. Revenue
     VRDB, Elder Care Alliance
     (Sovereign Bank FSB LOC),
     1.96%, 1/6/05                                    450        450
                                                  -------    -------
TOTAL SHORT-TERM INVESTMENT
                                                  -------    -------
(COST $450)                                                      450
                                                  -------    -------
TOTAL INVESTMENTS - 100.0%
                                                  -------    -------
(COST $91,355)                                               $98,535

At December 31, 2004, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR                                   % OF INVESTMENT
---------------                                   ---------------
Facilities                                              6.1%
General                                                 6.1
General Obligation                                     13.0
Higher Education                                       10.9
Medical                                                 6.8
Power                                                   6.2
School District                                        18.5
Transportation                                          6.7
Utilities                                               6.6
All other sectors less than 5%                         19.1
                                                      -----
Total                                                 100.0%

At December 31, 2004, the quality distribution for the California Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                              PERCENTAGE
--------------------                              ----------
AAA                                                  58.5%
AA                                                   12.8
A                                                    23.7
BBB                                                   4.0
Not Rated                                             0.5
Cash Equivalents                                      0.5
                                                    -----
Total                                               100.0%

Federal Tax Information:
As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                   $   91,355
                                                  ----------
Gross tax appreciation of investments             $    7,180
Gross tax depreciation of investments                      -
                                                  ----------
Net tax appreciation of investments               $    7,180
                                                  ----------

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

      SCHEDULE OF INVESTMENTS

      FIXED INCOME FUND

                                                        NUMBER    VALUE
                                                       OF SHARES  (000S)
                                                       ---------  ------
CONVERTIBLE PREFERRED STOCK - 0.0%
REITS - 0.0%
   iStar Financial, Inc., 7.50%                          6,800    $  174
                                                         -----    ------
TOTAL CONVERTIBLE PREFERRED STOCK
                                                         -----    ------
(COST $170)                                                          174

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
ASSET-BACKED SECURITIES - 12.4%
AUTOMOBILE - 2.0%
   BMW Vehicle Owner Trust, Series 2003-A,
     Class A4,
     2.53%, 2/25/08                                    $   1,700   1,683
   Capital Auto Receivables Asset Trust,
     Series 2003-1, Class A3A,
     2.75%, 4/16/07                                        3,630   3,617
   Honda Auto Receivables Owner Trust,
     Series 2004-2 A3,
     3.30%, 3/17/08                                        3,000   2,999
   Nissan Auto Receivables Owner Trust,
     Series 2004-A, Class A3,
     2.01%, 11/15/07                                       2,600   2,563
   Triad Auto Receivables Owner Trust, Series 2003-B,
     Class A3,
     2.48%, 3/12/08                                        1,900   1,888
   WFS Financial Owner Trust, Series 2004-2,
     Class A4,
     3.54%, 11/21/11                                       3,000   2,998
                                                       ---------  ------
                                                                  15,748
                                                       ---------  ------
COMMERCIAL MORTGAGE SERVICES - 6.4%
   Chase Manhattan Bank-First Union National Bank,
     Series 1999-1, Class A2,
     7.44%, 8/15/31                                        5,025   5,683
   Citigroup Commercial Mortgage Trust,
     Series 2004-C1, Class A4,
     5.29%, 4/15/40                                        3,630   3,791
   Commercial Mortgage Asset Trust, Series 1999-C1,
     Class A3,
     6.64%, 1/17/32                                        3,880   4,259
   Credit Suisse First Boston Mortgage Securities
     Corp., Series 2002-CKN2, Class A3,
     6.13%, 4/15/37                                        2,375   2,591
   Donaldson Lufkin & Jenrette Commercial
     Mortgage Corp., Series 1998-CF2, Class A1B,
     6.24%, 11/12/31                                       2,220   2,390
   GMAC Commercial Mortgage Securities, Inc.,
     Series 2002-C3, Class A2,
     4.93%, 7/10/39                                        2,490   2,545
   GMAC Mortgage Corp. Loan Trust, Series 2004-He5,
     Class A2,
     3.69%, 9/25/34                                        2,145   2,138
   JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2003-C1, Class A1,
     4.28%, 1/12/37                                        2,736   2,749
   JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2004-C2, Class A3,
     5.39%, 5/15/41                                        3,350   3,464
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 1999-C1, Class A2,
     6.78%, 6/15/31                                        2,405   2,649
   Morgan Stanley Capital I, Series 2004-IQ7,
     Class A4,
     5.56%, 6/15/38                                        3,625   3,806
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP1, Class A4,
     6.66%, 2/15/33                                        3,300   3,666
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP3, Class A4,
     6.39%, 7/15/33                                        2,300   2,545
   Wachovia Bank Commercial Mortgage Trust,
     Series 2003-C5, Class A2,
     3.99%, 6/15/35                                        2,940   2,807
   Wachovia Bank Commercial Mortgage Trust,
     Series 2003-C6, Class A4,
     5.13%, 8/15/35                                        4,360   4,480
                                                       ---------  ------
                                                                  49,563
                                                       ---------  ------
CREDIT CARD - 1.5%
   Bank One Issuance Trust, Series 2003-A9, Class 9,
     3.86%, 6/15/11                                        3,600   3,608
   Citibank Credit Card Issuance Trust,
     Series 2003-A3, Class A3,
     3.10%, 3/10/10                                        3,300   3,241
   Citibank Credit Card Issuance Trust,
     Series 2003-A8, Class A8,
     3.50%, 8/16/10                                        2,020   2,001
   Fleet Credit Card Master Trust II, Series 2002-C,
     Class A,
     2.75%, 4/15/08                                        3,055   3,049
                                                       ---------  ------
                                                                  11,899
                                                       ---------  ------

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
ASSET-BACKED SECURITIES - 12.4% - CONTINUED
HOME EQUITY - 0.5%
   Advanta Mortgage Loan Trust, Series 2000-1,
     Class A4,
     8.61%, 3/25/28                                     $     306  $  315
   Citifinancial Mortgage Securities, Inc.,
     Series 2003-3, Class AF2,
     3.08%, 8/25/33                                         1,421   1,414
   Residential Asset Securities Corp.,
     Series 2003-KS10, Class AI2
     2.71%, 5/25/26                                         2,360   2,351
                                                        ---------  ------
                                                                    4,080
                                                        ---------  ------
OTHER - 1.1%
   Chase Funding Mortgage Loan Asset-Backed
     Certificates, Series 2003-4, Class 1A2,
     2.14%, 5/25/36                                         1,070   1,066
   Chase Funding Mortgage Loan Asset-Backed
     Certificates, Series 2003-4, Class 1A3,
     2.73%, 9/25/24                                           480     476
   Countrywide Asset-Backed Certificates,
     Series 2003-5, Class AF2,
     3.04%, 4/25/25                                         1,335   1,333
   Residential Asset Mortgage Products, Inc.,
     Series 2003-RS10, Class AI3,
     3.58%, 3/25/28                                         2,370   2,369
   Residential Asset Mortgage Products, Inc.,
     Series 2004-RS5, Class AI3,
     4.48%, 9/25/29                                         3,460   3,493
                                                        ---------  ------
                                                                    8,737
                                                        ---------  ------

WHOLE LOAN - 0.9%
   PNC Mortgage Securities Corp., Series 1996-PR1,
     Class A,
     0.00%, 4/28/27                                            15      15
   Residential Accredit Loans, Inc., Series 2001-QS18,
     Class A1,
     6.50%, 12/25/31                                        3,163   3,211
   Washington Mutual, Series 2003-AR7, Class A5,
     3.07%, 8/25/33                                         3,715   3,651
                                                        ---------  ------
                                                                    6,877
                                                        ---------  ------
TOTAL ASSET-BACKED SECURITIES
                                                        ---------  ------
(COST $96,877)                                                     96,904

CORPORATE BONDS - 32.1%
ADVERTISING - 0.1%
   Advanstar Communications, Inc.,
     12.00%, 2/15/11                                          150     162
   Donnelley (R.H.) Finance Corp. I,
     10.88%, 12/15/12                                         750     890
                                                        ---------  ------
                                                                    1,052
                                                        ---------  ------
AGRICULTURE - 0.3%
   Bunge Ltd. Finance Corp.,
     5.88%, 5/15/13                                         1,355   1,438
   Gold Kist, Inc.,
     10.25%, 3/15/14                                          228     267
   Hines Nurseries, Inc.,
     10.25%, 10/1/11                                          300     328
   Seminis Vegetable Seeds, Inc.,
     10.25%, 10/1/13                                          200     225
                                                        ---------  ------
                                                                    2,258
                                                        ---------  ------
APPAREL - 0.0%
   Levi Strauss & Co.,
     12.25%, 12/15/12                                         125     139
                                                        ---------  ------
AUTO MANUFACTURERS - 0.9%
   DaimlerChrysler N.A. Holding Corp.,
     7.25%, 1/18/06                                         1,500   1,558
     4.05%, 6/4/08                                            875     873
     8.50%, 1/18/31                                         1,425   1,781
   Navistar Financial Corp. Owner Trust,
     3.13%, 5/15/09                                         2,590   2,571
   Navistar International Corp.,
     7.50%, 6/15/11                                            75      80
                                                        ---------  ------
                                                                    6,863
                                                        ---------  ------
AUTO PARTS & EQUIPMENT - 0.1%
   Dana Corp.,
     9.00%, 8/15/11                                             1       1
   Delco Remy International, Inc.,
     9.38%, 4/15/12                                           225     231
   Goodyear Tire & Rubber (The) Co.,
     7.86%, 8/15/11                                           100     101
                                                        ---------  ------
                                                                      333
                                                        ---------  ------
BANKS - 1.5%
   Chase Manhattan Corp.,
     7.13%, 2/1/07                                            250     269
   JP Morgan Chase & Co.,
     5.63%, 8/15/06                                           680     704
     5.13%, 9/15/14                                         7,250   7,297

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

      SCHEDULE OF INVESTMENTS

      FIXED INCOME FUND (continued)

                                              PRINCIPAL
                                               AMOUNT    VALUE
                                               (000S)    (000S)
                                             ---------  -------
CORPORATE BONDS - 32.1% - CONTINUED
BANKS - 1.5% - (CONTINUED)
   RBS Capital Trust III,
     5.51%, 9/29/49                          $   3,590  $3,670
                                             ---------  ------
                                                        11,940
                                             ---------  ------
BUILDING MATERIALS - 0.0%
   Ply Gem Industries, Inc.,
     9.00%, 2/15/12                                325     330
                                             ---------  ------
CABLE TELEVISION - 0.1%
   DirecTV Holdings LLC,
     8.38%, 3/15/13                                450     504
   Insight Midwest LP, Senior Notes,
     10.50%, 11/1/10                               175     192
   Mediacom Broadband LLC,
     11.00%, 7/15/13                               170     183
                                             ---------  ------
                                                           879
                                             ---------  ------
CHEMICALS - 0.3%
   IMC Global, Inc.,
     10.88%, 6/1/08                                  1       1
   ISP Chemco, Inc.,
     10.25%, 7/1/11                                500     565
   Lyondell Chemical Co.,
     9.63%, 5/1/07                                 420     462
   Millennium American, Inc.,
     9.25%, 6/15/08                                  1       1
   Nalco Co.,
     8.88%, 11/15/13                               270     296
   PolyOne Corp.,
     10.63%, 5/15/10                               425     478
   Resolution Performance Products, Inc.,
     13.50%, 11/15/10                              305     332
                                             ---------  ------
                                                         2,135
                                             ---------  ------
COAL - 0.0%
   Foundation PA Coal Co., (1)
     7.25%, 8/1/14                                  75      80
                                             ---------  ------
COMMERCIAL SERVICES - 0.3%
   Corrections Corp. of America,
     9.88%, 5/1/09                               1,000   1,110
   Dollar Financial Group, Inc.,
     9.75%, 11/15/11                               450     488
   Service Corp.,
     7.70%, 4/15/09                                240     259
   Williams Scotsman, Inc.,
     9.88%, 6/1/07                                 300     300
                                             ---------  ------
                                                         2,157
                                             ---------  ------
COMPUTERS - 0.0%
   Stratus Technologies, Inc.
     10.38%, 12/1/08                               200     181
                                             ---------  ------
COSMETICS/PERSONAL CARE - 0.0%
   Elizabeth Arden, Inc.,
     7.75%, 1/15/14                                175     186
                                             ---------  ------
DIVERSIFIED FINANCIAL SERVICES - 12.0%
   Allstate Life Global Funding Trusts,
     4.50%, 5/29/09                              3,305   3,366
   American General Finance Corp.,
     3.88%, 10/1/09                              4,010   3,946
   Associates Corp. of North America,
     6.25%, 11/1/08                              2,815   3,051
   BCP Crystal Holdings Corp., (1)
     9.63%, 6/15/14                                310     350
   Capital One Bank,
     4.88%, 5/15/08                              1,155   1,186
   CIT Group, Inc.,
     5.00%, 2/13/14                              1,010   1,008
   Citigroup, Inc.,
     5.85%, 12/11/34                             3,000   3,086
   Couche-Tard Finance Corp.,
     7.50%, 12/15/13                               210     225
   Countrywide Home Loans, Inc.,
     4.25%, 12/19/07                               500     506
     3.25%, 5/21/08                              1,700   1,662
   Ford Motor Credit Co.,
     5.70%, 1/15/10                             12,810  12,927
   General Electric Capital Corp.,
     6.00%, 6/15/12                              1,220   1,330
     6.75%, 3/15/32                                930   1,089
   General Motors Acceptance Corp.,
     8.00%, 11/1/31                              7,445   7,653
   Goldman Sachs Group LP,
     5.00%, 10/1/14                              2,705   2,701
   Goldman Sachs Group, Inc.,
     6.88%, 1/15/11                              7,465   8,422

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                    DECEMBER 31, 2004(UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
                                                          ---------  -------
CORPORATE BONDS - 32.1% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 12.0% - (CONTINUED)
   Household Finance Corp.,
      4.63%, 1/15/08                                      $   1,750  $ 1,792
      6.38%, 11/27/12                                         1,155    1,276
      4.75%, 7/15/13                                          2,735    2,714
   International Lease Finance Corp.,
      2.95%, 5/23/06                                            750      743
      3.75%, 8/1/07                                             565      565
   iPCS Escrow Co., (1)
      11.50%, 5/1/12                                            100      114
   Lehman Brothers Holdings, Inc.,
      7.00%, 2/1/08                                           1,310    1,431
   Merrill Lynch & Co., Inc.,
      5.00%, 1/15/15                                          6,295    6,270
   Morgan Stanley,
      3.63%, 4/1/08                                           3,200    3,182
      4.75%, 4/1/14                                           1,935    1,885
   National Rural Utilities Cooperative Finance,
      3.00%, 2/15/06                                          1,550    1,547
   Power Receivable Finance LLC, (1)
      6.29%, 1/1/12                                           1,703    1,792
   SLM Corp.,
      3.63%, 3/17/08                                            860      856
   TRAINS, (1)
      8.22%, 8/1/15                                          15,713   17,187
   UGS Corp., (1)
      10.00%, 6/1/12                                            170      193
                                                          ---------  -------
                                                                      94,055
                                                          ---------  -------
ELECTRIC - 1.3%
   AES Corp.,
      9.50%, 6/1/09                                             875      995
   Alabama Power Co.,
      5.70%, 2/15/33                                            895      921
   Appalachian Power Co.,
      3.60%, 5/15/08                                            580      573
   Calpine Generating Co. LLC,
      8.31%, 4/1/10                                              90       88
      11.50%, 4/1/11                                            270      257
   CMS Energy Corp.,
      9.88%, 10/15/07                                           450      503
      8.50%, 4/15/11                                            140      159
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                             860      899
   Duke Energy Corp.,
      3.75%, 3/5/08                                             700      699
   Power Contract Financing LLC, (1)
      5.20%, 2/1/06                                             598      604
   PSEG Energy Holdings, Senior Notes,
      10.00%, 10/1/09                                           300      355
   Public Service Electric & Gas,
      4.00%, 11/1/08                                          1,300    1,301
   Reliant Energy, Inc.,
      6.75%, 12/15/14                                           490      487
   Sierra Pacific Power Co.,
      6.25%, 4/15/12                                            100      104
   Sierra Pacific Resources,
      8.63%, 3/15/14                                            100      113
   South Carolina Electric & Gas,
      5.80%, 1/15/33                                            815      849
   TECO Energy, Inc.,
      7.20%, 5/1/11                                             200      219
   Wisconsin Electric Power,
      5.63%, 5/15/33                                            750      763
                                                          ---------  -------
                                                                       9,889
                                                          ---------  -------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
   Superior Essex Communications LLC/
      Essex Group, Inc.,
      9.00%, 4/15/12                                            225      232
                                                          ---------  -------
ELECTRONICS - 0.0%
   PerkinElmer, Inc.,
      8.88%, 1/15/13                                            225      256
                                                          ---------  -------
ENTERTAINMENT - 0.1%
   Mohegan Tribal Gaming Authority,
      7.13%, 8/15/14                                            260      274
   Seneca Gaming Corp.,
      7.25%, 5/1/12                                             250      263
   Six Flags, Inc.,
      9.63%, 6/1/14                                             125      125
                                                          ---------  -------
                                                                         662
                                                          ---------  -------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste North America,
      9.25%, 9/1/12                                             375      406
   Waste Management, Inc.,
      6.38%, 11/15/12                                         1,000    1,108
                                                          ---------  -------
                                                                       1,514
                                                          ---------  -------

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   FIXED INCOME FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
                                                          ---------  -------
CORPORATE BONDS - 32.1% - CONTINUED
FOOD - 1.2%
   Cadbury Schweppes U.S. Finance LLC, (1)
      3.88%, 10/1/08                                      $   1,330  $ 1,326
   Delhaize America, Inc.,
      8.13%, 4/15/11                                            230      268
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                           3,765    3,900
   Kroger Co.,
      6.75%, 4/15/12                                          3,650    4,121
                                                          ---------  -------
                                                                       9,615
                                                          ---------  -------
FOREST PRODUCTS & PAPER - 0.1%
   Boise Cascade LLC, (1)
      7.13%, 10/15/14                                           280      296
   Georgia-Pacific Corp.,
      8.88%, 2/1/10                                             650      757
                                                          ---------  -------
                                                                       1,053
                                                          ---------  -------
HEALTHCARE-PRODUCTS - 0.0%
   Medical Device Manufacturing, (1)
      10.00%, 7/15/12                                           210      226
                                                          ---------  -------
HEALTHCARE-SERVICES - 0.6%
   Beverly Enterprises, Inc., (1)
      7.88%, 6/15/14                                            400      429
   Pacificare Health Systems,
      10.75%, 6/1/09                                            225      260
   Triad Hospitals, Inc.,
      7.00%, 5/15/12                                            200      210
   Wellpoint Inc., (1)
      4.25%, 12/15/09                                         3,990    3,988
                                                          ---------  -------
                                                                       4,887
                                                          ---------  -------
HOME BUILDERS - 0.3%
   K Hovnanian Enterprises, Inc.,
      7.75%, 5/15/13                                            170      184
      6.38%, 12/15/14                                           200      200
   KB Home,
      5.75%, 2/1/14                                           2,040    2,020
                                                          ---------  -------
                                                                       2,404
                                                          ---------  -------
HOUSEHOLD PRODUCTS/WARES - 0.0%
   American Achievement Corp.,
      8.25%, 4/1/12                                              85       88
                                                          ---------  -------
INSURANCE - 0.9%
   American International Group, Inc.,
      4.25%, 5/15/13                                          1,575    1,522
   Marsh & McLennan Cos, Inc.,
      5.38%, 7/15/14                                          2,175    2,125
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                           1,500    1,450
      5.10%, 4/15/14                                          2,010    2,032
                                                          ---------  -------
                                                                       7,129
                                                          ---------  -------
INVESTMENT COMPANIES - 0.6%
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                            840      861
      4.13%, 1/15/10                                          2,295    2,283
      6.50%, 1/15/12                                            900    1,002
      5.50%, 8/15/13                                            500      523
                                                          ---------  -------
                                                                       4,669
                                                          ---------  -------
IRON/STEEL - 0.1%
   AK Steel Corp.,
      7.88%, 2/15/09                                            220      224
   International Steel Group, Inc.,
      6.50%, 4/15/14                                            325      349
                                                          ---------  -------
                                                                         573
                                                          ---------  -------
LEISURE TIME - 0.1%
   AMF Bowling Worldwide, Inc.,
      10.00%, 3/1/10                                            525      560
                                                          ---------  -------
LODGING - 0.3%
   Aztar Corp.,
      7.88%, 6/15/14                                            250      276
   Mandalay Resort Group,
      6.50%, 7/31/09                                            350      369
      7.63%, 7/15/13                                            310      340
   MGM Mirage,
      8.38%, 2/1/11                                             520      586
   Premier Entertainment Biloxi LLC,
      10.75%, 2/1/12                                            250      273
   Starwood Hotels & Resorts Worldwide, Inc.,
      7.88%, 5/1/12                                             180      206
   Station Casinos, Inc.,
      6.88%, 3/1/16                                             175      182
                                                          ---------  -------
                                                                       2,232
                                                          ---------  -------
MACHINERY - CONSTRUCTION & MINING - 0.1%
   Joy Global, Inc.,
      8.75%, 3/15/12                                            500      560

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
                                                      ---------  -------
CORPORATE BONDS - 32.1% - CONTINUED
MACHINERY - CONSTRUCTION & MINING - 0.1% - (CONTINUED)
  Manitowoc Co.,
    10.50%, 8/1/12                                      $  300   $  345
                                                        ------   ------
                                                                    905
                                                        ------   ------
MEDIA - 3.5%
  American Media Operation, Inc., Series B,
    10.25%, 5/1/09                                         750      790
  AOL Time Warner, Inc.,
    6.95%, 1/15/28                                       1,885    2,103
  Block Communications, Inc.,
    9.25%, 4/15/09                                         300      327
  Cablevision Systems Corp., (1)
    8.00%, 4/15/12                                         155      166
  Charter Communications Holdings II LLC,
    10.25%, 9/15/10                                        275      292
  Charter Communications Holdings LLC,
    Senior Notes,
    10.75%, 10/1/09                                        230      209
  Comcast Cable Communications,
    6.38%, 1/30/06                                       1,870    1,932
    6.75%, 1/30/11                                       2,500    2,807
  Comcast Corp.,
    7.05%, 3/15/33                                       1,535    1,756
  COX Communication, Inc., (1)
    4.63%, 1/15/10                                       4,100    4,091
  CSC Holdings, Inc., (1)
    6.75%, 4/15/12                                         275      283
  Dex Media East LLC,
    12.13%, 11/15/12                                        70       85
  Houghton Mifflin Co.,
    9.88%, 2/1/13                                          350      383
  Liberty Group Operating, Inc.,
    9.38%, 2/1/08                                          325      330
  News America Holdings, Inc.,
    7.60%, 10/11/15                                      1,140    1,351
  News America, Inc.,
    6.63%, 1/9/08                                          453      489
  Reader's Digest Association (The), Inc.,
    6.50%, 3/1/11                                          350      366
  Time Warner, Inc.,
    6.75%, 4/15/11                                       5,220    5,872
  Univision Communications, Inc.,
     3.50%, 10/15/07                                       645      637
     3.88%, 10/15/08                                       685      679
  Viacom, Inc.,
     5.50%, 5/15/33                                      1,510    1,484
  Xm Satellite Radio, Inc.,
    12.00%, 6/15/10                                        240      284
  Young Broadcasting, Inc.,
    10.00%, 3/1/11                                         550      587
                                                        ------   ------
                                                                 27,303
                                                        ------   ------

METAL FABRICATION/HARDWARE - 0.1%
  Wolverine Tube, Inc.,
    10.50%, 4/1/09                                         360      392
                                                        ------   ------
MISCELLANEOUS MANUFACTURING - 0.3%
  General Electric Co.,
    5.00%, 2/1/13                                        1,750    1,795
  Trinity Industries, Inc.,
    6.50%, 3/15/14                                         480      480
                                                        ------   ------
                                                                  2,275
                                                        ------   ------
OFFICE/BUSINESS EQUIPMENT - 0.1%
  Xerox Corp.,
    7.63%, 6/15/13                                         550      604
                                                        ------   ------
OIL & GAS - 1.1%
  Coastal Corp.,
    7.75%, 6/15/10                                         470      491
  Devon Energy Corp.,
    7.95%, 4/15/32                                       1,220    1,559
  Devon Financing Corp.,
    6.88%, 9/30/11                                         840      951
  Giant Industries, Inc.,
    11.00%, 5/15/12                                        435      505
  Magnum Hunter Resources, Inc.,
    9.60%, 3/15/12                                         292      331
  Pemex Project Funding Master Trust,
    7.38%, 12/15/14                                      2,370    2,634
  Pride International, Inc.,
    7.38%, 7/15/14                                         125      137
  Valero Energy Corp.,
    6.88%, 4/15/12                                       1,000    1,134
    4.75%, 6/15/13                                         530      524
                                                        ------   ------
                                                                  8,266
                                                        ------   ------

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND (Continued)

                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
                                                          ---------  -------
CORPORATE BONDS - 32.1% - CONTINUED
OIL & GAS PRODUCERS - 0.1%
    Swift Energy Co.,
      9.38%, 5/1/12                                       $   350    $  392
                                                          -------    ------
OIL & GAS SERVICES - 0.0%
    Dresser, Inc.,
      9.38%, 4/15/11                                          150       164
                                                          -------    ------
PACKAGING & CONTAINERS - 0.1%
    Owens-Brockway,
      7.75%, 5/15/11                                          160       173
    Owens-Illinois, Inc.,
      8.10%, 5/15/07                                          450       479
                                                          -------    ------
                                                                        652
                                                          -------    ------
PHARMACEUTICALS - 0.0%
    Leiner Health Products, Inc.,
      11.00%, 6/1/12                                          180       197
                                                          -------    ------
PIPELINES - 0.8%
    Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                        2,035     2,102
    Duke Energy Corp.,
      5.50%, 3/1/14                                         2,450     2,503
    Dynegy Holdings, Inc., (1)
      9.88%, 7/15/10                                          510       570
    Pacific Energy Partners LP,
      7.13%, 6/15/14                                           90        96
    Williams Cos, Inc.,
      7.88%, 9/1/21                                           525       585
                                                          -------    ------
                                                                      5,856
                                                          -------    ------
REAL ESTATE - 0.4%
    EOP Operating LP,
      4.65%, 10/1/10                                        3,100     3,114
                                                          -------    ------
REITS - 0.7%
    Felcor Lodging LP,
      8.50%, 6/1/11                                           350       396
    Host Marriott LP,
      7.13%, 11/1/13                                          650       695
    Meristar Hospitality Corp.,
      9.00%, 1/15/08                                          325       342
    Omega Healthcare Investors, Inc.,
      7.00%, 4/1/14                                           350       360
    Simon Property Group LP,
      4.88%, 3/18/10                                        3,725     3,795
                                                          -------    ------

                                                                      5,588
                                                          -------    ------

RETAIL - 0.4%
    AmeriGas Partners LP,
      8.88%, 5/20/11                                          500       545
    Crew (J.) Intermediate LLC,
      0.00%, 5/15/08                                           90        86
    Ferrellgas Corp.,
      6.75%, 5/1/14                                            75        77
    Finlay Fine Jewelry Corp.,
      8.38%, 6/1/12                                            75        81
    Friendly Ice Cream Corp.,
      8.38%, 6/15/12                                          300       295
    Petro Stopping Centers LP,
      9.00%, 2/15/12                                          400       423
    Staples, Inc.,
      7.38%, 10/1/12                                        1,530     1,780
                                                          -------    ------
                                                                      3,287
                                                          -------    ------
SAVINGS & LOANS - 0.3%
    Washington Mutual Bank FA,
      5.13%, 1/15/15                                        2,350     2,334
                                                          -------    ------
SEMICONDUCTORS - 0.1%
    AMI Semiconductor, Inc.,
      10.75%, 2/1/13                                          190       223
    Amkor Technology, Inc.,
      7.13%, 3/15/11                                          250       235
    Freescale Semiconductor, Inc.,
      7.13%, 7/15/14                                          200       217
                                                          -------    ------
                                                                        675
                                                          -------    ------
SUPERMARKETS - 0.0%
    Roundy's, Inc.,
      8.88%, 6/15/12                                          130       142
                                                          -------    ------
TELECOMMUNICATIONS - 1.8%
    AT&T Corp., Senior Notes,
      7.30%, 11/15/11                                         560       645
    AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                           750       815
      7.88%, 3/1/11                                           545       642
      8.75%, 3/1/31                                           875     1,180
    Centennial Cellular Operating Co.,
      10.13%, 6/15/13                                         200       224
    Citizens Communications Co.,
      6.25%, 1/15/13                                          140       141
      9.00%, 8/15/31                                          140       160

 FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  -------
CORPORATE BONDS - 32.1% - CONTINUED

TELECOMMUNICATIONS - 1.8% - (CONTINUED)
   Nextel Communications, Inc.,
       7.38%, 8/1/15                           $   200    $    220
   PanAmSat Corp., (1)
       9.00%, 8/15/14                              160         179
   Qwest Capital Funding, Inc.,
       7.90%, 8/15/10                              110         111
       7.25%, 2/15/11                              175         172
   Qwest Services Corp., (1)
       14.00%, 12/15/10                            150         180
   Sprint Capital Corp.,
       7.63%, 1/30/11                              900       1,045
       8.38%, 3/15/12                            1,700       2,071
       8.75%, 3/15/32                            1,100       1,466
   Time Warner Telecom, Inc.,
       10.13%, 2/1/11                              150         147
   U.S. Unwired, Inc.,
       10.00%, 6/15/12                              70          79
   U.S. West Communications, Inc.,
       6.88%, 9/15/33                              375         345
   UbiquiTel Operating Co.,
       9.88%, 3/1/11                               100         112
   Verizon New Jersey, Inc.,
       5.88%, 1/17/12                            2,115       2,247
   Verizon of New England, Inc.,
       6.50%, 9/15/11                            1,600       1,760
                                               -------    --------
                                                            13,941
                                               -------    --------
TRANSPORTATION - 0.8%
   CSX Corp.,
       6.30%, 3/15/12                            4,640       5,097
   Horizon Lines LLC, (1)
       9.00%, 11/1/12                              275         296
   Norfolk Southern Corp.,
       7.25%, 2/15/31                              735         882
   Overseas Shipholding Group,
       8.25%, 3/15/13                              220         245
                                               -------    --------
                                                             6,520
                                               -------    --------
TOTAL CORPORATE BONDS
                                               -------    --------
(COST $245,146)                                            251,184

FOREIGN ISSUER BONDS - 2.6%

BANKS - 0.1%

   National Westminster Bank PLC,
       7.38%, 10/1/09                              770         877
                                               -------    --------
BUILDING MATERIALS - 0.1%
   Ainsworth Lumber Co. Ltd.,
       6.75%, 3/15/14                              450         440
                                               -------    --------
ELECTRONICS - 0.0%
   Celestica, Inc.,
       7.88%, 7/1/11                               75           80
   Flextronics International Ltd., (1)
       6.25%, 11/15/14                             230         228
                                               -------    --------
                                                               308
                                               -------    --------
FOREST PRODUCTS & PAPER - 0.0%
   Abitibi-Consolidated, Inc.,
       7.75%, 6/15/11                              160         168
                                               -------    --------
IRON/STEEL - 0.1%
   IPSCO, Inc.,
       8.75%, 6/1/13                               375         429
                                               -------    --------
LEISURE TIME - 0.0%
   Bombardier Recreational Products, Inc.,
       8.38%, 12/15/13                             210         224
                                               -------    --------
MEDIA - 0.0%
   Kabel Deutschland GmbH, (1)
       10.63%, 7/1/14                              150         173
                                               -------    --------
OIL & GAS - 0.2%
   Anadarko Finance Co.,
       7.50%, 5/1/31                               900       1,115
                                               -------    --------
PACKAGING & CONTAINERS - 0.0%
   Stone Container Finance,
       7.38%, 7/15/14                              250         266
                                               -------    --------
RETAIL - 0.0%
   Jean Coutu Group, Inc., (1)
       8.50%, 8/1/14                               250         256
                                               -------    --------
SOVEREIGN - 0.5%
   Mexico Government International Bond,
       6.38%, 1/16/13                            3,530       3,760
                                               -------    --------
TELECOMMUNICATIONS - 1.4%
   Deutsche Telekom International Finance BV,
       8.25%, 6/15/05                            1,320       1,351
       8.75%, 6/15/30                              525         693
   France Telecom,
       9.00%, 3/1/11                             1,115       1,330

                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  FIXED INCOME FUNDS (continued)

                                                PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  -------
FOREIGN ISSUER BONDS - 2.6% - CONTINUED

TELECOMMUNICATIONS - 1.4% - (CONTINUED)
   NTL Cable PLC, (1)
       8.75%, 4/15/14                          $   200    $   226
   Rogers Wireless Communications, Inc.,
       6.38%, 3/1/14                               145        144
   Royal KPN N.V.,
       8.00%, 10/1/10                            1,450      1,711
   Telecom Italia Capital SA,
       5.25%, 11/15/13                           1,500      1,516
   Telefonica Europe BV,
       7.75%, 9/15/10                            1,850      2,169
   Telefonos de Mexico SA de CV,
       4.50%, 11/19/08                             900        906
   Vodafone Group PLC,
       6.25%, 11/30/32                           1,050      1,144
                                               -------    -------
                                                           11,190
                                               -------    -------
TEXTILES - 0.1%
   INVISTA, (1)
       9.25%, 5/1/12                               350        390
                                               -------    -------
TRANSPORTATION - 0.1%
   General Maritime Corp.,
       10.00%, 3/15/13                             375        431
   OMI Corp.,
       7.63%, 12/1/13                              100        107
                                               -------    -------
                                                              538
                                               -------    -------

TOTAL FOREIGN ISSUER BONDS
                                               -------    -------
(COST $19,621)                                             20,134

U.S. GOVERNMENT AGENCIES - 35.3% (2)

   FANNIE MAE - 31.3%
       3.00%, 3/2/07                             2,610      2,594
       3.75%, 5/17/07                            6,160      6,172
       6.00%, 1/18/12                            1,030      1,031
       6.25%, 5/15/29                            3,750      4,268
   Pool #254981,
       6.00%, 11/1/33                           15,100     15,624
   Pool #255452,
       5.50%, 10/1/19                           13,407     13,851
   Pool #535714,
       7.50%, 1/1/31                               508        544
   Pool #535982,
       7.50%, 5/1/31                             1,186      1,271
   Pool #535996,
       7.50%, 6/1/31                             1,326      1,421
   Pool #545003,
       8.00%, 5/1/31                                37         41
   Pool #545437,
       7.00%, 2/1/32                             1,145      1,214
   Pool #545757,
       7.00%, 6/1/32                             5,973      6,332
   Pool #555189,
       7.00%, 6/1/32                             3,674      3,894
   Pool #555750,
       5.00%, 9/1/18                             3,048      3,100
   Pool #581806,
       7.00%, 6/1/32                             1,617      1,714
   Pool #713973,
       5.00%, 7/1/33                             7,277      7,234
   Pool #720598,
       5.00%, 6/1/33                             3,352      3,332
   Pool #725503,
       5.50%, 4/1/34                            41,693     42,352
   Pool #725787,
       5.00%, 9/1/19                            26,499     26,940
   Pool #733868,
       6.00%, 12/1/32                            7,301      7,559
   Pool #740226,
       5.00%, 9/1/33                             6,108      6,072
   Pool #765123,
       6.00%, 1/1/34                             9,215      9,533
   Pool #770695,
       5.00%, 4/1/34                             8,128      8,069
   Pool #772764,
       5.00%, 4/1/34                             3,427      3,402
   Pool #775007,
       5.00%, 4/1/34                             6,968      6,917
   Pool #779668,
       5.50%, 7/1/34                             8,507      8,642
   Pool #780957,
       4.50%, 5/1/19                            29,006     28,932
   Pool #793269,
       5.00%, 12/15/33                          11,570     11,485

FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
U.S. GOVERNMENT AGENCIES - 35.3% (2) - CONTINUED

FANNIE MAE - 31.3% - (CONTINUED)
   Pool #806661,
       5.00%, 12/15/33                                 $ 11,000   $ 10,919
                                                       --------   --------
                                                                   244,459
                                                       --------   --------
FREDDIE MAC - 0.3%
       2.88%, 12/15/06                                      380        377
       4.75%, 12/8/10                                     2,355      2,367
                                                       --------   --------
                                                                     2,744
                                                       --------   --------
FREDDIE MAC GOLD - 2.8%
       Pool #A17500,
       6.50%, 1/1/34                                     19,198     20,150
   Pool #C00910,
       7.50%, 1/1/30                                      1,634      1,752
                                                       --------   --------
                                                                    21,902
                                                       --------   --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.9%
   Pool #627123,
       5.50%, 3/15/34                                     6,914      7,065
                                                       --------   --------
TOTAL U.S. GOVERNMENT AGENCIES
                                                       --------   --------
(COST $274,577)                                                    276,170

U.S. GOVERNMENT OBLIGATIONS - 10.2%

U.S. TREASURY BONDS - 2.7%
       7.88%, 2/15/21                                        60         81
       6.25%, 8/15/23                                     1,505      1,762
       6.75%, 8/15/26                                     3,845      4,796
       5.50%, 8/15/28                                     8,135      8,805
       5.38%, 2/15/31                                     5,180      5,601
                                                       --------   --------
                                                                    21,045
                                                       --------   --------
U.S. TREASURY NOTES - 7.5%
       2.50%, 5/31/06                                     5,157      5,127
       2.63%, 11/15/06                                    3,785      3,757
       3.13%, 5/15/07                                     1,040      1,040
       3.00%, 11/15/07                                   16,045     15,946
       3.63%, 7/15/09                                     5,265      5,280
       4.25%, 11/15/14                                   27,334     27,406
                                                       --------   --------
                                                                    58,556
                                                       --------   --------

TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                       --------   --------
(COST $79,061)                                                      79,601

                                                        NUMBER
                                                          OF          VALUE
                                                        SHARES        (000S)
                                                        ------        ------
WARRANTS - 0.0%
   Leap Wireless International, Exp. 4/15/10 (1) *        500          $  -
                                                          ---          ----
TOTAL WARRANTS
                                                          ---          ----
(COST $5)                                                                 -

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
SHORT-TERM INVESTMENT - 7.4%

   Barclays Bank, Global Treasury Services,
       Eurodollar Time Deposit,
       2.25%, 1/3/05                                   $  57,714    57,714
                                                       ---------  --------
TOTAL SHORT-TERM INVESTMENT
                                                       ---------  --------
(COST $57,714)                                                     57,714

                                                       ---------  --------
TOTAL INVESTMENTS - 100.0%
                                                       ---------  --------
(COST $773,171)                                                   $781,881

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. At December 31, 2004, the value of these securities amounted to approximately $33,623,000 or 4.3% of total investments.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

*     Non-Income Producing Security

At December 31, 2004, the quality distribution for the Fixed Income Fund's percentage of long-term investments was as follows:

QUALITY DISTRIBUTION                                   PERCENTAGE
--------------------                                   ----------
AAA                                                       64.7%
AA                                                         5.8
A                                                          9.7
BBB                                                       11.5
BB                                                         4.5
B or Lower                                                 3.8
                                                         -----
Total                                                    100.0%

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $    773,171
                                                                 ------------
Gross tax appreciation of investments                            $     10,701
Gross tax depreciation of investments                                  (1,991)
                                                                 ------------
Net tax appreciation of investments                              $      8,710
                                                                 ------------

                           NORTHERN FUNDS QUARTERLY REPORT 10 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  FLORIDA INTERMEDIATE TAX - EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
                                                     ---------   -------
MUNICIPAL BONDS - 92.2%
CALIFORNIA - 3.7%
     Golden State Tobacco Securitization
     Corp. Revenue Bonds, Class B,
     Enhanced Asset Backed,
     5.75%, 6/1/22                                   $   2,000   $  2,121
                                                     ---------   --------
FLORIDA - 83.7%
   Broward County Airport System
     Revenue Bonds, Series L
     (AMBAC Insured),
     5.00%, 10/1/13                                      1,805      1,996
   Capital Projects Finance Authority
     Student Housing Revenue Bonds,
     Series F-1, Capital Projects Loan
     Program (MBIA Insured),
     4.50%, 10/1/06                                        575        593
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                         300        321
   Dade County G.O. Unlimited Refunding
     Bonds (MBIA Insured),
     6.50%, 10/1/10                                        400        473
   Florida Municipal Loan Council Revenue
     Bonds, Series B (MBIA Insured)
     5.25%, 12/1/18                                      1,000      1,096
   Florida State Board of Education G.O.
     Bonds, Series A, Capital Outlay
     5.25%, 6/1/17                                       1,100      1,209
   Florida State Board of Education G.O.
     Unlimited Refunding Bonds,
     Series D, Capital Outlay,
     5.38%, 6/1/15                                       2,085      2,330
   Florida State Department of
     Environmental Protection
     Preservation Revenue Bonds,
     Series B (FGIC Insured),
     5.25%, 7/1/16                                       2,380      2,638
   Florida State Department of
     Transportation G.O. Unlimited
     Revenue Bonds, Right of Way,
     Prerefunded,
     5.80%, 7/1/05                                       1,500      1,543
   Florida State Division of Bond Finance
     Revenue Bonds, Series A, Department
     of General Services-Preservation 2000
     (AMBAC Insured), Prerefunded,
     5.75%, 7/1/05                                       6,500      6,685
   Gainesville Utility Systems Revenue
     Bonds, Series A,
     5.25%, 10/1/15                                      1,065      1,191
     5.25%, 10/1/16                                      1,120      1,248
   Jacksonville Excise Taxes Revenue
     Refunding Bonds, Series C (AMT)
     (MBIA Insured),
     5.25%, 10/1/16                                      1,300      1,427
   Jacksonville Sales TRB,
     River City Renaissance Project
     (FGIC Insured), Prerefunded,
     5.65%, 10/1/05                                      1,000      1,036
   JEA St. Johns River Refunding
     Revenue Bonds, Series 2-17th,
     5.25%, 10/1/13                                      2,000      2,210
   Lee County Transportation Facilities
     Revenue Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/14                                        900      1,011
   Marco Island Utility System Revenue
     Bonds (MBIA Insured),
     5.25%, 10/1/15                                      2,520      2,819
   Miami-Dade County Aviation Revenue
     Refunding Bonds, Series D (AMT)
     (MBIA Insured),
     5.25%, 10/1/18                                      1,645      1,766
   Miami-Dade County Expressway
     Authority Toll System Revenue Bonds,
     Series B (FBIC Insured),
     5.25%, 7/1/25                                       2,525      2,724
   Miami-Dade County Special Obligation
     Bonds, Series A-1, Capital Asset
     Acquisition (AMBAC Insured),
     5.00%, 4/1/09                                       3,000      3,284
   Orlando Utilities Commission Water &
     Electricity Revenue Refunding Bonds,
     5.75%, 10/1/05                                        100        103
   Osceola County Infrastructure Sales
     Surtax Revenue Bonds
     (AMBAC Insured),
     5.38%, 10/1/21                                      1,000      1,107
   Osceola County School Board COP
     Bonds, Series A (FGIC Insured),
     5.00%, 6/1/15                                       1,500      1,654
   Palm Beach County G.O. Unlimited
     Refunding Bonds, Series B,
     6.50%, 7/1/10                                         250        295

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
                                                     ---------   -------
MUNICIPAL BONDS - 92.2% - CONTINUED

FLORIDA - 83.7% - (CONTINUED)
   Palm Beach County School Board COP
     Revenue Refunding Bonds,
     Series E (AMBAC Insured),
     5.25%, 8/1/11                                   $   1,000   $ 1,121
   Palm Coast Utility System Revenue Bonds
     (MBIA Insured),
     5.25%, 10/1/21                                      1,000     1,096
   Polk County Utility System Revenue
     Refunding Bonds, Series B
     (FGIC Insured),
     5.00%, 10/1/14                                      1,500     1,671
   Reedy Creek Improvement District G.O.
     Bonds, Series A (MBIA Insured),
     Prerefunded,
     5.75%, 6/1/05                                       1,000     1,015
   South Florida Water Management District
     Special Obligation Limited Acquisition
     Revenue Refunding Bonds
     (AMBAC Insured),
     5.25%, 10/1/13                                      1,250     1,416
   Tampa Bay Water Utility System Revenue
     Refunding Bonds, Series A
     (FGIC Insured),
     5.00%, 10/1/16                                      1,000     1,084
                                                     ---------   -------
                                                                  48,162
                                                                 -------
PUERTO RICO - 2.0%
   Puerto Rico Municipal Financing Agency
     G.O. Unlimited Bonds, Series A
     (FSA Insured),
     6.00%, 8/1/15                                       1,000     1,139
                                                     ---------   -------
TEXAS - 1.0%
   Panhandle Regional Housing Finance
     Agency Revenue Bonds, Series A
     (Colld. by U.S. Government Securities),
     6.50%, 7/20/21                                        500       553
                                                     ---------   -------
VIRGIN ISLANDS - 1.8%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                      1,000     1,064
                                                     ---------   -------
TOTAL MUNICIPAL BONDS
                                                     ---------   -------
(COST $51,939)                                                    53,039

                                                       NUMBER   VALUE
                                                     OF SHARES  (000S)
                                                     ---------  ------
INVESTMENT COMPANY - 0. 2%
  Dreyfus Florida Municipal Money
     Market Fund                                       116,006  $  116
                                                     ---------  ------
TOTAL INVESTMENT COMPANY
                                                     ---------  ------
(COST $116)                                                        116

                                                      PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)   (000S)
                                                     ---------  -------
SHORT-TERM INVESTMENTS - 7.6%
   Alachua County Health Facilities
     Authority Continuing Care VRDB,
     Series A, Oak Hammock University of
     Florida Project (BNP Paribas LOC),
     2.22%, 1/3/05                                   $     200      200
   Brevard County Health Facilities
     Authority Health Care Revenue
     Refunding VRDB, Health First
     Project (Suntrust Bank LOC),
     2.22%, 1/3/05                                         200      200
   Broward County Educational
     Facilities Authority Revenue VRDB,
     Series C, Nova Southeastern
     (Bank of America LOC),
     2.22%, 1/3/05                                       1,650    1,650
   Highlands County Health Facilities
     Authority Revenue VRDB, Series A,
     Adventist/Sunbelt (Suntrust Bank LOC),
     2.00%, 1/6/05                                         950      950
   Jacksonville Electric Authority
     Subordinate Revenue VRDB,
     Series B, Electric System,
     2.20%, 1/3/05                                         700      700
     Pinellas County Health Facility Authority
     Revenue Refunding VRDB, Hospital
     Loan Program (AMBAC Insured),
     2.17%, 1/3/05                                         700      700
                                                     ---------  -------
TOTAL SHORT-TERM INVESTMENTS
                                                     ---------  -------
(COST $4,400)                                                     4,400

                                                     ---------  -------
TOTAL INVESTMENTS - 100.0%
                                                     ---------  -------
(COST $56,455)                                                  $57,555

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  FLORIDA INTERMEDIATE TAX - EXEMPT FUND (CONTINUED)

At December 31, 2004, the industry sectors for the Florida Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                      % OF INVESTMENT
---------------                                      ---------------
Airport                                                     7.1%
Education                                                   5.2
General                                                    36.6
General Obligation                                          6.3
School District                                             6.7
Transportation                                              7.0
Utilities                                                  15.3
All other sectors less than 5%                             15.8
                                                          -----
Total                                                     100.0%

At December 31, 2004, the quality distribution for the Florida Intermediate Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                 PERCENTAGE
--------------------                                 ----------
AAA                                                     75.9%
AA                                                      10.2
A                                                        3.7
BBB                                                      1.8
Not Rated                                                0.6
Cash Equivalents                                         7.8
                                                       -----
Total                                                  100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                      $ 56,455
                                                     --------
Gross tax appreciation of investments                $  1,201
Gross tax depreciation of investments                    (101)
                                                     --------
Net tax appreciation of investments                  $  1,100
                                                     --------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  GLOBAL FIXED INCOME FUND

                                               PRINCIPAL
                                                AMOUNT     VALUE
                                               (000S)(1)  (000S)
                                              ---------  -------
DEBT OBLIGATIONS - 99.8%
BRITISH POUND STERLING - 13.8%
  Treasury of Great Britain,
    7.50%, 12/7/06                                   300 $   608
    7.25%, 12/7/07                                   800   1,652
    5.00%, 3/7/08                                    800   1,560
    5.75%, 12/7/09                                   147     298
    5.00%, 9/7/14                                    600   1,193
                                              ---------- -------
                                                           5,311
                                              ---------- -------
CANADIAN DOLLAR - 2.9%
  Government of Canada,
    6.00%, 9/1/05                                  1,290   1,100
                                              ---------- -------
DANISH KRONER - 3.5%
  Government of Denmark,
    8.00%, 3/15/06                                 2,000     389
    4.00%, 8/15/08                                 5,000     948
                                              ---------- -------
                                                           1,337
                                              ---------- -------
EURO - 42.7%
  Buoni Poliennali Del Tesoro,
    2.75%, 1/15/07                                   350     478
    4.50%, 5/1/09                                    500     720
    5.25%, 11/1/29                                   590     906
  Deutsche Bundesrepublik,
    4.25%, 1/4/14                                  1,250   1,778
    6.25%, 1/4/24                                    450     779
    6.50%, 7/4/27                                    990   1,783
  Government of Belgium,
    5.75%, 9/28/10                                   500     770
    5.00%, 9/28/11                                   400     597
  Government of Finland,
    5.00%, 7/4/07                                    500     719
    3.00%, 7/4/08                                    700     958
  Government of France O.A.T.,
    4.00%, 10/25/09                                  500     707
    4.75%, 10/25/12                                  500     736
  Government of Ireland,
    3.25%, 4/18/09                                 1,000   1,373
  Government of Netherlands,
    5.75%, 2/15/07                                   500     724
  Government of Spain,
    4.25%, 10/31/07                                  600     850
    4.20%, 7/30/13                                   400     569
  Portugal Obrigacoes do Tesouro OT,
    3.95%, 7/15/09                                 1,100   1,553
    5.15%, 6/15/11                                   300     451
                                              ---------- -------
                                                          16,451
                                              ---------- -------
JAPANESE YEN - 14.9%
  Government of Japan Ten Year Bonds,
    1.80%, 9/21/09                                60,000     620
    1.90%, 6/21/10                                75,000     780
    1.40%, 9/20/11                                90,000     907
    1.50%, 3/20/12                                15,000     152
    0.80%, 3/20/13                               290,000   2,744
  Government of Japan Twenty Year Bonds,
    1.90%, 3/22/21                                55,000     541
                                              ---------- -------
                                                           5,744
                                              ---------- -------
SWEDISH KRONA - 4.2%
  Kingdom of Sweden,
    8.00%, 8/15/07                                 5,000     845
    5.00%, 1/28/09                                 3,000     482
    9.00%, 4/20/09                                 1,600     295
                                              ---------- -------
                                                           1,622
                                              ---------- -------
UNITED STATES DOLLAR - 17.8%
  Freddie Mac,
    5.13%, 7/15/12                                   750     789
  U.S. Treasury Bonds,
    8.75%, 5/15/17                                   600     841
    6.38%, 8/15/27                                   750     901
  U.S. Treasury Notes,
    2.88%, 11/30/06                                1,200   1,196
    5.50%, 5/15/09                                   500     541
    4.38%, 8/15/12                                   260     266
    4.25%, 11/15/13                                1,000   1,006
    4.00%, 2/15/14                                 1,350   1,331
                                              ---------- -------
                                                           6,871
                                              ---------- -------
TOTAL DEBT OBLIGATIONS
                                              ---------- -------
(COST $33,249)                                            38,436

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT   VALUE
                                                              (000S)   (000S)
                                                           ---------  -------
SHORT-TERM INVESTMENT - 0.2%
  Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
   2.25%, 1/3/05                                           $      94  $    94
                                                           ---------  -------
TOTAL SHORT-TERM INVESTMENT
                                                           ---------  -------
 (COST $94)                                                                94
                                                           ---------  -------
TOTAL INVESTMENTS - 100.0%
                                                           ---------  -------
 (COST $33,343)                                                       $38,530

(1) Principal amounts stated in local currencies.

At December 31, 2004, the Global Fixed Income Fund's percentage of long-term investments was diversified as follows:

INDUSTRY SECTOR                                         PERCENTAGE
Foreign Governments                                         82.1%
U.S. Government Obligations                                 15.8
U.S. Government Agencies                                     2.1
                                                           -----
Total                                                      100.0%

At December 31, 2004, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

             AMOUNT           IN         AMOUNT
CONTRACTS    (LOCAL        EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER  CURRENCY)        FOR        CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY     (000S)        CURRENCY      (000S)        DATE        (000S)
---------   --------     -----------    --------    ----------   -----------
U.S.                     Canadian
Dollar           153     Dollar              194    1/18/05      $         9
U.S.
Dollar         1,717     Euro              1,328    1/18/05               88
U.S.                     Japanese
Dollar         7,072     Yen             769,826    1/18/05              450
                         Swedish
Euro           1,172     Krona            10,500    1/18/05              (13)
Danish
Krone         10,950     U.S. Dollar       1,812    1/18/05             (189)
British
Pound          1,607     U.S. Dollar       2,989    1/18/05              (92)
Euro           1,130     U.S. Dollar       1,391    1/18/05             (145)
Japanese
Yen          158,001     U.S. Dollar       1,500    1/18/05              (44)
Swedish
Krona          7,942     U.S. Dollar       1,078    1/18/05             (117)
                                                                 -----------
Total                                                            $       (53)

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                    $   33,343
                                                   ----------
Gross tax appreciation of investments              $    5,228
Gross tax depreciation of investments                     (41)
                                                   ----------
Net tax appreciation of investments                $    5,187
                                                   ----------

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD FIXED INCOME FUND

                                            NUMBER
                                              OF        VALUE
                                            SHARES     (000S)
                                            ------     ------
CONVERTIBLE PREFERRED STOCK - 0.3%
REITS - 0.3%
    ISTAR FINANCIAL, INC., 7.50%            118,500    $3,023
                                           --------    ------
TOTAL CONVERTIBLE PREFERRED STOCK
(COST $2,968)                                          3,023

                                            PRINCIPAL
                                             AMOUNT    VALUE
                                             (000S)    (000S)
                                           ---------  -------
CONVERTIBLE BOND - 0.1%
AIRLINES - 0.1%
   Continental Airlines, Inc.,
     4.50%, 2/1/07                         $  1,310     1,099
                                           --------    ------
TOTAL CONVERTIBLE BOND
(COST $1,081)                                           1,099

CORPORATE BONDS - 86.5%
ADVERTISING - 2.2%
   Advanstar Communications, Inc.,
     12.00%, 2/15/11                          4,625     4,989
   Donnelley (R.H.) Finance Corp. I,
     10.88%, 12/15/12                         6,230     7,398
   Vertis, Inc.,(1)
     13.50%, 12/7/09                          7,250     7,640
                                           --------    ------
                                                       20,027
                                           --------    ------
AGRICULTURE - 1.8%
   Gold Kist, Inc.,
     10.25%, 3/15/14                          2,739     3,205
   Hines Nurseries, Inc.,
     10.25%, 10/1/11                          5,400     5,899
   Reynolds (R.J.) Tobacco Holdings,
   Inc.,
     7.88%, 5/15/09                           3,610     3,872
   Seminis Vegetable Seeds, Inc.,
     10.25%, 10/1/13                          3,200     3,600
                                           --------    ------
                                                       16,576
                                           --------    ------
AIRLINES - 0.7%
   Continental Airlines, Inc.,
     8.00%, 12/15/05                          2,630     2,564
   Delta Air Lines, Inc.,
     10.00%, 8/15/08                          4,950     3,651
                                           --------    ------
                                                        6,215
                                           --------    ------
APPAREL - 0.4%
   Levi Strauss & Co.,
     12.25%, 12/15/12                         3,450     3,838
                                           --------    ------

AUTO MANUFACTURERS - 0.2%
   Navistar International Corp.,
     7.50%, 6/15/11                        $  1,625    $1,743
                                           --------    ------
AUTO PARTS & EQUIPMENT - 1.6%
   Collins & Aikman Products Co., (1)
     12.88%, 8/24/12                          3,730     3,222
   Delco Remy International, Inc.,
    9.38%, 4/15/12                            3,820     3,915
   Goodyear Tire & Rubber (The) Co.,
    7.86%, 8/15/11                            1,800     1,827
   RJ Tower Corp.,
     12.00%, 6/1/13                           2,675     2,100
   Stoneridge, Inc.,
     11.50%, 5/1/12                           3,000     3,488
                                           --------    ------
                                                       14,552
                                           --------    ------
BUILDING MATERIALS - 1.1%
   Ply Gem Industries, Inc.,
     9.00%, 2/15/12                           5,075     5,151
   Wolverine Tube, Inc.,
     10.50%, 4/1/09                           4,490     4,894
                                           --------    ------
                                                       10,045
                                           --------    ------
CABLE TELEVISION - 3.4%
   Charter Communications Holdings II
   LLC,
     10.25%, 9/15/10                          6,760     7,166
   Charter Communications Holdings LLC,
     8.63%, 4/1/09                            1,640     1,423
   Charter Communications
   Holdings LLC, Senior Notes
     10.75%, 10/1/09                          5,875     5,347
   CSC Holdings, Inc., (1)
     6.75%, 4/15/12                           4,750     4,892
   DirecTV Holdings LLC,
     8.38%, 3/15/13                           3,175     3,560
   Echostar DBS Corp.,
     6.38%, 10/1/11                           4,140     4,233
   Insight Midwest LP, Senior Notes,
     10.50%, 11/1/10                          2,300     2,518
   Mediacom Broadband LLC,
     11.00%, 7/15/13                          2,360     2,537
                                           --------    ------
                                                       31,676
                                           --------    ------
CHEMICALS - 4.5%
   BCP Crystal U.S. Holdings Corp., (1)
    9.63%, 6/15/14                            3,050     3,439

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                            PRINCIPAL
                                             AMOUNT    VALUE
                                             (000S)    (000S)
                                           ---------  -------
CORPORATE BONDS - 86.5% - CONTINUED
CHEMICALS - 4.5% - (CONTINUED)
  Huntsman International Holdings LLC,
    0.00%, 12/31/09                        $  3,275   $1,834
  Huntsman International LLC, (1)
    7.38%, 1/1/15                             3,800    3,809
  Innophos, Inc.,(1)
    8.88%, 8/15/14                            4,175    4,509
  ISP Chemco, Inc.,
    10.25%, 7/1/11                            3,520    3,978
  Lyondell Chemical Co.,
    9.63%, 5/1/07                             6,250    6,875
  Nalco Co.,
    8.88%, 11/15/13                           4,100    4,500
  PolyOne Corp.,
    10.63%, 5/15/10                           6,000    6,750
  Resolution Performance Products, Inc.,
    13.50%, 11/15/10                          5,915    6,433
                                           --------   ------
                                                      42,127
                                           --------   ------
COAL - 0.2%
  Foundation PA Coal Co., (1)
    7.25%, 8/1/14                             2,160    2,300
                                           --------   ------
COMMERCIAL SERVICES - 2.9%
  Cenveo Corp.,
    7.88%, 12/1/13                            4,800    4,464
  Corrections Corp. of America,
    9.88%, 5/1/09                             5,600    6,216
  Dollar Financial Group, Inc.,
    9.75%, 11/15/11                           6,205    6,732
  Service Corp. International,
    7.70%, 4/15/09                            2,450    2,646
  Williams Scotsman, Inc.,
    9.88%, 6/1/07                             6,925    6,925
                                           --------   ------
                                                      26,983
                                           --------   ------
COMPUTERS - 0.3%
  Stratus Technologies, Inc.,
    10.38%, 12/1/08                           3,310    2,987
                                           --------   ------
CONSUMER PRODUCTS - 0.7%
  American Achievement Corp.,
    8.25%, 4/1/12                             2,725    2,827
  Jostens IH Corp.,(1)
    7.63%, 10/1/12                            3,730    3,879
                                           --------   ------
                                                       6,706
                                           --------   ------
COSMETICS/PERSONAL CARE - 0.4%
  Elizabeth Arden, Inc.,
    7.75%, 1/15/14                         $  3,855   $4,086
                                           --------   ------
DIVERSIFIED FINANCIAL SERVICES - 3.4%
  Dow Jones CDX, (1)
    7.75%, 12/29/09                           5,400    5,552
  General Motors Acceptance Corp.,
    6.75%, 12/1/14                            4,225    4,231
  TRAINS,(1)
    8.22%, 8/1/15                            19,547   21,379
                                           --------   ------
                                                      31,162
                                           --------   ------
ELECTRIC - 7.7%
  AES Corp.,
    9.50%, 6/1/09                             8,300    9,441
  Allegheny Energy Supply,
    7.80%, 3/15/11                            5,780    6,300
  Aquila, Inc.,
    14.88%, 7/1/13                            3,300    4,624
  Calpine Corp.,
    8.75%, 7/15/07                            3,280    2,870
  Calpine Generating Co. LLC,
    8.31%, 4/1/10                             2,670    2,610
    11.50%, 4/1/11                            3,585    3,406
  CMS Energy Corp.,
    9.88%, 10/15/07                           5,220    5,833
    8.50%, 4/15/11                            1,350    1,534
  Edison Mission Energy,
    7.73%, 6/15/09                            7,500    8,063
  PSEG Energy Holdings, Senior Notes,
    10.00%, 10/1/09                           4,675    5,528
  Reliant Energy, Inc.,
    6.75%, 12/15/14                           9,250    9,192
  Sierra Pacific Power Co.,
    6.25%, 4/15/12                            1,300    1,357
  Sierra Pacific Resources,
    8.63%, 3/15/14                            4,270    4,825
  TECO Energy, Inc.,
    7.20%, 5/1/11                             2,925    3,203

                           NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD FIXED INCOME FUND (continued)

                                           PRINCIPAL
                                            AMOUNT    VALUE
                                            (000S)    (000S)
                                          ---------  -------
CORPORATE BONDS - 86.5% - CONTINUED
ELECTRIC - 7.7% - (CONTINUED)
  Texas Genco LLC,(1)
    6.88%, 12/15/14                       $   2,710  $  2,802
                                          ---------  --------
                                                       71,588
                                          ---------  --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
  Superior Essex Communications
    LLC/Essex Group, Inc.,
    9.00%, 4/15/12                            4,350     4,481
                                          ---------  --------
ELECTRONICS - 0.4%
  PerkinElmer, Inc.,
    8.88%, 1/15/13                            3,390     3,865
                                          ---------  --------
ENTERTAINMENT - 2.6%
  AMC Entertainment Inc.,
    8.00%, 3/1/14                             5,500     5,473
  AMF Bowling Worldwide, Inc.,
    10.00%, 3/1/10                            5,400     5,765
  Pinnacle Entertainment Inc.,
    8.25%, 3/15/12                            3,620     3,846
  Six Flags, Inc.,
    9.63%, 6/1/14                             5,500     5,528
  Warner Music Group,(1)
    7.38%, 4/15/14                            3,730     3,823
                                          ---------  --------
                                                       24,435
                                          ---------  --------
ENVIRONMENTAL CONTROL - 0.4%
  Allied Waste North America,
    9.25%, 9/1/12                             3,580     3,875
                                          ---------  --------
FOOD - 1.9%
  Dole Food Co., Inc.,
    7.25%, 6/15/10                            3,250     3,339
  Great Atlantic & Pacific Tea Co.,
    7.75%, 4/15/07                            3,050     3,019
  Pinnacle Foods Holding Corp.,(1)
    8.25%, 12/1/13                            6,935     6,606
  Smithfield Foods Inc.,
    7.00%, 8/1/11                             4,070     4,345
                                          ---------  --------
                                                       17,309
                                          ---------  --------
FOREST PRODUCTS & PAPER - 1.6%
  Boise Cascade LLC,(1)
    5.54%, 10/15/12                             900       934
    7.13%, 10/15/14                           5,075     5,367
  Georgia - Pacific Corp.,
    8.88%, 2/1/10                             1,200     1,396
    8.00%, 1/15/24                            6,500     7,540
                                          ---------  --------
                                                       15,237
                                          ---------  --------
GAMING - 4.2%
  Aztar Corp.,
    7.88%, 6/15/14                            2,425     2,674
  Caesars Entertainment, Inc.
    7.88%, 3/15/10                            4,475     5,040
  Mandalay Resort Group,
    6.50%, 7/31/09                            2,750     2,901
    7.63%, 7/15/13                            3,050     3,340
  MGM Mirage,
    8.38%, 2/1/11                             6,920     7,802
  Mohegan Tribal Gaming Authority,
    7.13%, 8/15/14                            2,650     2,789
  Premier Entertainment Biloxi LLC,
    10.75%, 2/1/12                            3,435     3,753
  River Rock Entertainment Authority,
    9.75%, 11/1/11                            3,220     3,610
  Seneca Gaming Corp.,
    7.25%, 5/1/12                             2,450     2,579
  Station Casinos, Inc.,
    6.88%, 3/1/16                             4,075     4,243
                                          ---------  --------
                                                       38,731
                                          ---------  --------
HEALTHCARE-PRODUCTS - 0.2%
  Medical Device Manufacturing,(1)
    10.00%, 7/15/12                           2,030     2,187
                                          ---------  --------
HEALTHCARE-SERVICES - 2.4%
  Beverly Enterprises, Inc.,(1)
    7.88%, 6/15/14                            4,075     4,370
  HCA, Inc.,
    6.38%, 1/15/15                            5,420     5,442
  Pacificare Health Systems,
    10.75%, 6/1/09                            4,350     5,024
  Tenet Healthcare Corp.,(1)
    9.88%, 7/1/14                             3,620     3,946
  Triad Hospitals, Inc.,
    7.00%, 5/15/12                            3,275     3,447
                                          ---------  --------
                                                       22,229
                                          ---------  --------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                           PRINCIPAL
                                            AMOUNT    VALUE
                                            (000S)    (000S)
                                          ---------  -------
CORPORATE BONDS - 86.5% - CONTINUED

HOME BUILDERS - 1.7%
  Hovnanian (K.) Enterprises, Inc.,
    7.75%, 5/15/13                        $   1,620  $ 1,750
    6.38%, 12/15/14                           4,800    4,812
  KB Home,
    5.75%, 2/1/14                             5,410    5,356
  WCI Communities, Inc.,
    10.63%, 2/15/11                           3,295    3,657
                                          ---------  -------
                                                      15,575
                                          ---------  -------
INSURANCE - 1.0%
  Crum & Forster Holdings Corp.,
    10.38%, 6/15/13                           8,550    9,533
                                          ---------  -------
IRON/STEEL - 1.0%
  AK Steel Corp.,
    7.88%, 2/15/09                            4,400    4,483
  International Steel Group, Inc.,
    6.50%, 4/15/14                            4,125    4,424
                                          ---------  -------
                                                       8,907
                                          ---------  -------
LODGING - 0.5%
  Gaylord Entertainment Co.,
    6.75%, 11/15/14                           2,300    2,311
  Starwood Hotels & Resorts Worldwide,
    Inc.,
    7.88%, 5/1/12                             2,050    2,342
                                          ---------  -------
                                                       4,653
                                          ---------  -------
MACHINERY - CONSTRUCTION & MINING - 1.1%
  Joy Global, Inc.,
    8.75%, 3/15/12                            3,325    3,724
  Manitowoc Co.,
    10.50%, 8/1/12                            2,925    3,364
  Terex Corp.,
    7.38%, 1/15/14                            2,800    3,003
                                          ---------  -------
                                                      10,091
                                          ---------  -------
MACHINERY - DIVERSIFIED - 0.3%
  Dresser - Rand Group, Inc.,
    7.38%, 11/1/14                            2,700    2,754
                                          ---------  -------
MEDIA - 5.9%
  American Media Operation, Inc., Series
    B,
    10.25%, 5/1/09                            7,575    7,982
  Block Communications, Inc.,
    9.25%, 4/15/09                            4,980    5,428
  Cablevision Systems Corp.,(1)
    8.00%, 4/15/12                            3,810    4,067
  Dexia Media East LLC/ Dex Media
    East Finance Co.,
    12.13%, 11/15/12                            915    1,115
  Houghton Mifflin Co.,
    9.88%, 2/1/13                             7,125    7,802
  Liberty Group Operating, Inc.,
    9.38%, 2/1/08                             5,055    5,131
  Paxson Communications Corp.,
    10.75%, 7/15/08                           4,325    4,541
  Reader's Digest Association, Inc.,
    6.50%, 3/1/11                             6,070    6,343
  XM Satellite Radio, Inc.,
    12.00%, 6/15/10                           3,850    4,548
  Young Broadcasting, Inc.,
    10.00%, 3/1/11                            7,225    7,713
                                          ---------  -------
                                                      54,670
                                          ---------  -------
MISCELLANEOUS MANUFACTURING - 1.0%
  Samsonite Corp.,
    8.88%, 6/1/11                             2,860    3,096
  Trinity Industries, Inc.,
    6.50%, 3/15/14                            6,570    6,570
                                          ---------  -------
                                                       9,666
                                          ---------  -------
OFFICE/BUSINESS EQUIPMENT - 0.6%
  Xerox Corp.,
    6.88%, 8/15/11                            2,330    2,481
    7.63%, 6/15/13                            2,725    2,991
                                          ---------  -------
                                                       5,472
                                          ---------  -------
OIL & GAS - 1.2%
  Giant Industries, Inc.,
    11.00%, 5/15/12                           4,690    5,440
  Magnum Hunter Resources, Inc.,
    9.60%, 3/15/12                            2,256    2,561
  Premcor Refining Group (The), Inc.,
    7.75%, 2/1/12                             2,850    3,142
                                          ---------  -------
                                                      11,143
                                          ---------  -------
OIL & GAS PRODUCERS - 0.7%
  Swift Energy Co.,
    9.38%, 5/1/12                             5,525    6,188
                                          ---------  -------

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

        SCHEDULE OF INVESTMENTS

        HIGH YIELD FIXED INCOME FUND (continued)

                                           PRINCIPAL
                                            AMOUNT    VALUE
                                            (000S)    (000S)
                                          ---------  -------
CORPORATE BONDS - 86.5% - CONTINUED
OIL & GAS SERVICES - 0.4%
  Dresser, Inc.,
    9.38%, 4/15/11                        $   2,450  $ 2,683
  Pride International, Inc.,
    7.38%, 7/15/14                            1,225    1,338
                                          ---------  -------
                                                       4,021
                                          ---------  -------
PACKAGING & CONTAINERS - 1.0%
  Graham Packaging Co, Inc.,(1)
    8.50%, 10/15/12                           2,780    2,919
  Owens-Brockway,
    7.75%, 5/15/11                            1,725    1,867
  Owens-Illinois, Inc.,
    8.10%, 5/15/07                            4,475    4,766
                                          ---------  -------
                                                       9,552
                                          ---------  -------
PHARMACEUTICALS - 0.9%
  Athena Neurosciences Finance LLC,
    7.25%, 2/21/08                            3,700    3,866
  Leiner Health Products, Inc.,
    11.00%, 6/1/12                            4,280    4,676
                                          ---------  -------
                                                       8,542
                                          ---------  -------
PIPELINES - 3.2%
  Coastal Corp.,
    7.75%, 6/15/10                            8,950    9,353
  Dynegy Holdings, Inc.,
    9.88%, 7/15/10 (1)                        4,920    5,498
    8.75%, 2/15/12                            3,325    3,483
  Pacific Energy Partners LP,
    7.13%, 6/15/14                              810      863
  Williams Cos, Inc.,
    7.88%, 9/1/21                             9,680   10,793
                                          ---------  -------
                                                      29,990
                                          ---------  -------
REITS - 3.4%
  Felcor Lodging LP,
    8.50%, 6/1/11                             6,910    7,826
  Host Marriott LP,
    7.13%, 11/1/13                            5,750    6,145
  La Quinta Properties Inc.,
    7.00%, 8/15/12                            3,950    4,177
  Meristar Hospitality Corp.,
    9.00%, 1/15/08                            6,570    6,923
  Omega Healthcare Investors, Inc.,
    7.00%, 4/1/14                             6,440    6,617
                                          ---------  -------
                                                      31,688
                                          ---------  -------
REMEDIATION SERVICES - 0.4%
  Synagro Technologies, Inc.,
    9.50%, 4/1/09                             3,850    4,197
                                          ---------  -------
RESTAURANTS - 1.0%
  Carrols Corp.,(1)
    9.00%, 1/15/13                            2,720    2,815
  Friendly Ice Cream Corp.,
    8.38%, 6/15/12                            6,400    6,280
                                          ---------  -------
                                                       9,095
                                          ---------  -------
RETAIL - 4.4%
  AmeriGas Partners LP,
    8.88%, 5/20/11                            6,825    7,439
  Blockbuster, Inc.,(1)
    9.00%, 9/1/12                             6,200    6,123
  Couche-Tard Finance Corp.,
    7.50%, 12/15/13                           3,475    3,727
  Crew (J.) Intermediate LLC,
    0.00%, 5/15/08                            1,235    1,173
  Denny's Corp.,(1)
    10.00%, 10/1/12                           5,600    6,027
  Ferrellgas Corp.,
    6.75%, 5/1/14                             4,750    4,881
  Finlay Fine Jewelry Corp.,
    8.38%, 6/1/12                             1,415    1,528
  Penney (J.C.) Co., Inc.,
    9.00%, 8/1/12                             4,710    5,805
  Petro Stopping Centers LP,
    9.00%, 2/15/12                            3,920    4,145
                                          ---------  -------
                                                      40,848
                                          ---------  -------
SEMICONDUCTORS - 1.2%
  AMI Semiconductor, Inc.,
    10.75%, 2/1/13                            3,240    3,807
  Amkor Technology, Inc.,
    7.13%, 3/15/11                            2,425    2,280
    7.75%, 5/15/13                            1,620    1,523

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  -------
CORPORATE BONDS - 86.5% - CONTINUED
SEMICONDUCTORS - 1.2%  - (CONTINUED)
    Freescale Semiconductor, Inc.,
       7.13%, 7/15/14                            $ 3,250   $ 3,526
                                                --------   -------
                                                            11,136
                                                --------   -------
SUPERMARKETS - 1.1%
    Delhaize America, Inc.,
       8.13%, 4/15/11                              3,040     3,544
    Great Atlantic & Pacific Tea Co.,
       9.13%, 12/15/11                             4,865     4,561
    Roundy's, Inc.,
       8.88%, 6/15/12                              2,000     2,185
                                                --------   -------
                                                            10,290
                                                --------   -------
TECHNOLOGY - 0.2%
    UGS Corp.,(1)
       10.00%, 6/1/12                              1,620     1,843
                                                --------   -------
TELECOMMUNICATIONS - 7.6%
    AT&T Corp.,
       7.30%, 11/15/11                            10,775    12,405
    Centennial Cellular Operating Co.,
       10.13%, 6/15/13                             4,075     4,574
    Citizens Communications Co.,
       6.25%, 1/15/13                              2,520     2,539
       9.00%, 8/15/31                              2,530     2,891
    iPCS Escrow Co., (1)
       11.50%, 5/1/12                              2,050     2,327
    MCI, Inc.,
       8.74%, 5/1/14                               6,800     7,310
    Nextel Communications, Inc.,
       7.38%, 8/1/15                               3,970     4,367
    PanAmSat Corp.,(1)
       9.00%, 8/15/14                              1,630     1,819
    Qwest Capital Funding, Inc.,
       7.90%, 8/15/10                              2,470     2,495
       7.25%, 2/15/11                              3,450     3,381
    Qwest Corp.,(1)
       7.90%, 9/1/11                               3,580     3,884
    Qwest Services Corp., (1)
       14.00%, 12/15/10                            4,025     4,840
    SBC Communications Corp., (1)
       8.50%, 12/1/12                              3,655     3,728
    Time Warner Telecom, Inc.,
       10.13%, 2/1/11                              2,730     2,682
    UbiquiTel Operating Co.,
       9.88%, 3/1/11                               2,000     2,245
    U.S. Unwired, Inc.,
       10.00%, 6/15/12                             1,650     1,860
    U.S. West Communications, Inc.,
       6.88%, 9/15/33                              7,575     6,969
                                                --------   -------
                                                            70,316
                                                --------   -------
TRANSPORTATION - 1.0%
    Horizon Lines LLC,(1)
       9.00%, 11/1/12                              4,875     5,241
    Overseas Shipholding Group,
       8.25%, 3/15/13                              3,625     4,033
                                                --------   -------
                                                             9,274
                                                --------   -------
TOTAL CORPORATE BONDS
(COST $772,676)                                            804,404

FOREIGN ISSUER BONDS - 9.6%
BUILDING MATERIALS - 0.5%
    Ainsworth Lumber Co. Ltd.,
       6.75%, 3/15/14                              4,390     4,297
                                                --------   -------
COMPUTERS - 0.2%
    Seagate Technology Hdd Holdings,
       8.00%, 5/15/09                              1,580     1,706
                                                --------   -------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
    Harvest Operations Corp., (1)
       7.88%, 10/15/11                             3,850     3,879
                                                --------   -------
ELECTRONICS - 1.1%
    Celestica, Inc.,
       7.88%, 7/1/11                               2,625     2,816
    Flextronics International Ltd., (1)
       6.25%, 11/15/14                             7,080     7,009
                                                --------   -------
                                                             9,825
                                                --------   -------
ENTERTAINMENT - 0.4%
    IntrawestCorp.,(1)
       7.50%, 10/15/13                             3,730     3,968
                                                --------   -------
FOREST PRODUCTS & PAPER - 0.6%
    Abitibi-Consolidated, Inc.,
       7.75%, 6/15/11                              3,050     3,203
    Norske Skog Canada Ltd.,
       7.38%, 3/1/14                               2,000     2,085
                                                --------   -------
                                                             5,288
                                                --------   -------

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

        SCHEDULE OF INVESTMENTS

        HIGH YIELD FIXED INCOME FUND (continued)

                                                 PRINCIPAL
                                                  AMOUNT    VALUE
                                                  (000S)    (000S)
                                                ---------  -------
FOREIGN ISSUER BONDS - 9.6% - CONTINUED
IRON/STEEL - 0.5%
    IPSCO, Inc.,
       8.75%, 6/1/13                               4,050      4,637
                                                --------    -------
LEISURE TIME - 1.2%
    Bombardier Recreational Products, Inc.,
       8.38%, 12/15/13                          $  5,040    $ 5,380
    NCL Corp.,(1)
       10.63%, 7/15/14                             4,050      4,050
    Royal Caribbean Cruises Ltd.,
       8.00%, 5/15/10                              1,800      2,034
                                                --------    -------
                                                             11,464
                                                --------    -------
MEDIA - 0.4%
    Kabel Deutschland GmbH,(1)
       10.63%, 7/1/14                              2,430      2,794
    Rogers Cable Inc.,(1)
       6.75%, 3/15/15                                920        941
                                                --------    -------
                                                              3,735
                                                --------    -------
PACKAGING & CONTAINERS - 0.6%
    Stone Container Finance,
        7.38%, 7/15/14                             5,325      5,671
                                                --------    -------
PIPELINES - 0.3%
    Utilicorp Canada Finance Corp.,
       7.75%, 6/15/11                              2,275      2,363
                                                --------    -------
RETAIL - 0.5%
    Jean Coutu Group, Inc.,(1)
       8.50%, 8/1/14                               4,175      4,279
                                                --------    -------
SEMICONDUCTORS - 0.3%
    MagnaChip Semiconductor SA,(1)
       8.00%, 12/15/14                             2,975      3,101
                                                --------    -------
TELECOMMUNICATIONS - 1.0%
    NTL Cable PLC,(1)
       8.75%, 4/15/14                              3,700      4,172
    Rogers Wireless Communications, Inc.,
       6.38%, 3/1/14                               2,400      2,376
       7.50%, 3/15/15(1)                           2,710      2,859
                                                --------    -------
                                                              9,407
                                                --------    -------
TEXTILES - 0.4%
    INVISTA,(1)
       9.25%, 5/1/12                               3,250      3,624
                                                --------    -------
TRANSPORTATION - 1.2%
    General Maritime Corp.,
       10.00%, 3/15/13                             8,080      9,292
    OMI Corp.,
       7.63%, 12/1/13                              2,000      2,140
                                                --------    -------
                                                             11,432
                                                --------    -------
TOTAL FOREIGN ISSUER BONDS

(COST  $84,715)                                              88,676

                                                 NUMBER      VALUE
                                                OF SHARES   (000S)
                                                ---------   -------
WARRANTS - 0.0%
   Horizon PCS, Inc., Exp. 10/1/10 *               2,000          -
   IPCS, Inc., Exp .7/15/10(1)*                    1,500          -
   Leap Wireless International, Exp.4/15/10(1)*    2,500          -
   Leap Wireless, Exp. 4/15/10(1)*                 2,000          -
   WRC Media,Inc., (1)*                            4,059          -
   XM Satellite Radio, Exp.3/15/10(1)*             2,000        170
                                                --------    -------
TOTAL WARRANTS

(COST $10)                                                      170

                                                 PRINCIPAL
                                                  AMOUNT     VALUE
                                                  (000S)     (000S)
                                                ---------   -------
SHORT-TERM INVESTMENTS - 3.5%
    Barclays Bank, Global Treasury Services,
       Eurodollar Time Deposit,
       2.25%, 1/3/05                            $ 32,198     32,198
                                                --------    -------
TOTAL SHORT-TERM INVESTMENT

(COST $32,198)                                               32,198

TOTAL INVESTMENTS - 100.0%

(COST $893,648)                                            $929,570

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds. At December 31, 2004, the value of these securities amounted to approximately $182,633,000 or 19.6% of total investments.

*     Non-Income Producing Security

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                    DECEMBER 31, 2004(UNAUDITED)

At December 31, 2004, the quality distribution for the High Yield Fixed Income Fund's percentage of investments was as follows:


QUALITY DISTRIBUTION                     PERCENTAGE
--------------------                     ----------
 BBB                                         0.5%
 BB                                         21.3
 B                                          53.7
 CCC                                        19.5
 CC to D                                     1.5
 Cash Equivalents                            3.5
                                         -------
Total                                      100.0%

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                 $893,648
                                                --------

Gross tax appreciation of investments           $ 39,225
Gross tax depreciation of investments             (3,303)

                                                --------
Net tax appreciation of investments             $ 35,922
                                                --------

                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
MUNICIPAL BONDS - 94.6%

ALABAMA - 1.4%
  Alabama IDA Solid Waste Disposal
    Revenue Bonds (AMT),
    Pine City Fiber Co.,
    6.45%, 12/1/23                             $  600    $  611
  Camden Industrial Development Board
    Revenue Refunding Bonds, Series A,
    Weyerhaeuser Company,
    6.13%, 12/1/24                              1,000     1,069
                                              -------    ------
                                                          1,680
                                              -------    ------

ARIZONA - 4.2%
  Arizona Health Facilities Authority
    Hospital System Revenue Bonds,
    John C. Lincoln Health Network,
    6.88%, 12/1/20                              1,000     1,124
  Coconino County PCR Bonds, Series A
    (AMT), Tucson Electric Power Co.,
    7.13%, 10/1/32                              1,000     1,047
  Maricopa County PCR Refunding
    Bonds, Series A, El Paso Electric
    Co. Project,
    6.25%, Mandatory Put 8/1/05                 1,000     1,021
  Navajo County IDA Revenue Bonds
    (AMT), Stone Container
    Corp. Project,
    7.40%, 4/1/26                                 800       828
  Peoria IDA Non-Profit Revenue
    Refunding Bonds, Series A,
    Sierra Winds Life,
    6.25%, 8/15/20                                 500      506
  Yavapai County IDA Hospital Facilities
    Revenue Bonds, Series A,
    Yavapai Regional Medical Center,
    6.00%, 8/1/33                                  500      526
                                              --------   ------
                                                          5,052
                                              --------   ------

ARKANSAS - 0.5%
  Little Rock Hotel & Restaurant Gross
    Receipts Refunding TRB,
    7.38%, 8/1/15                                 500       620
                                              ---------  ------

CALIFORNIA - 5.5%
  Alameda Corridor Transportation
    Authority Capital Apprecation
    Refunding Bonds (AMBAC Insured),
    0.00%, 10/1/24                              1,000       700
  California State Department of Water
    Resources Power Supply Revenue
    Bonds, Series A,
    5.50%, 5/1/09                                 500       554
    6.00%, 5/1/14                                 500       579
  California State Economic Recovery
    G.O. Bonds, Series A,
    5.00%, 7/1/16                               1,000     1,069
  California State Public Works Board
    Revenue Bonds, Series C,
    Department of Corrections,
    5.50%, 6/1/15                               1,000     1,116
  Golden State Tobacco Securitization
    Corp. Revenue Bonds, Series A-5,
    7.88%, 6/1/42                                 500       542
  Golden State Tobacco Securitization
    Corp. Revenue Bonds, Series B,
    5.50%, 6/1/33                               1,000     1,056
  Laguna Beach Unified School
    District G.O. Revenue Bonds,
    Election of 2001 (FSA Insured),
    5.00%, 8/1/28                               1,000     1,031
                                              ---------  ------
                                                          6,647
                                              ---------  ------
COLORADO - 2.8%
  Colorado Department of Transportation
    Revenue Bonds, Series A
    (AMBAC Insured), Prerefunded,
    5.25%, 12/15/13                             2,000     2,282
  Colorado Health Facilities Authority
    Revenue Bonds, Portercare
    Adventist Health Hospital,
    6.50%, 11/15/31                               500       550
  Northwest Parkway Public Highway
    Authority Revenue Bonds, Series D,
    First Tier Subordinate,
    7.13%, 6/15/41                                500       542
                                              ---------  ------
                                                          3,374
                                              ---------  ------
DELAWARE - 0.9%
  Delaware State Health Facility
    Authority Revenue Refunding
    Bonds, Series A, Beebe Medical
    Center Project,
    5.50%, 6/1/24                               1,000     1,037
                                              ---------  ------

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
MUNICIPAL BONDS - 94.6% - CONTINUED

DISTRICT OF COLUMBIA - 0.3%
  District of Columbia Revenue Bonds,
    Methodist Home of the District of
    Columbia Issue,
    6.00%, 1/1/20                             $    400   $  382
                                              --------   ------

FLORIDA - 12.3%
  Capital Projects Finance Authority
    Continuing Care Retirement
    Community Revenue Bonds,
    Series A, The Glenridge on Palmer
    Ranch Project,
    8.00%, 6/1/32                                  750      783
  Capital Trust Agency Revenue Bonds
    (AMT) Air Cargo, Fort Lauderdale
    Project,
    5.75%, 1/1/32                                  525      519
  Crossings at Fleming Island Community
    Development District Special
    Assessment Revenue Refunding
    Bonds, Series C,
    7.05%, 5/1/15                                  400      428
  Gateway Services Community
    Development District Special
    Assessment Bonds, Series B, Sun
    City Center - Fort Meyers Project,
    5.50%, 5/1/10                                  760      778
  Heritage Harbor South Community
    Development District Capital
    Improvement Special Assessment
    Bonds, Series B,
    5.40%, 11/1/08                                 685      691
  Heritage Palms Community
    Development District Capital
    Improvement Revenue Bonds,
    6.25%, 11/1/07                               1,080    1,088
  Highlands County Health Facilities
    Authority Revenue Hospital Bonds,
    Series A, Adventist Health
    System/Sunbelt,
    6.00%, 11/15/31                              1,250    1,349
  Islands at Doral III Community District
    Revenue Bonds, Series 2000-A,
    Florida Special Assessment,
    5.90%, 5/1/35                                1,000    1,014
  Miami Beach Health Facilities
    Authority Revenue Refunding
    Bonds, Mount Sinai Medical Center,
    6.75%, 11/15/29                              1,000    1,066
  Midtown Miami Community
    Development District Special
    Assessment Bonds, Series A,
    6.25%, 5/1/37                                1,000    1,035
  Old Palm Community Development
    District Special Assessment Bonds,
    Series B, Palm Beach Gardens,
    5.38%, 5/1/14                                1,500    1,503
  Poinciana Community Development
    District Special Assessment Bonds,
    Series A,
    7.13%, 5/1/31                                  400      423
  Polk County Transportation
    Improvement Revenue Bonds
    (FSA Insured), Prerefunded,
    5.63%, 12/1/10                               1,000    1,154
  Reunion West Community
    Development District Special
    Assessment,
    6.25%, 5/1/36                                1,000    1,033
  Sterling Hill Community Development
    District Capital Improvement
    Special Assessment Revenue
    Bonds, Series B,
    5.50%, 11/1/10                               1,000    1,017
  Westchester Community Development
    District No. 1 Special Assessment
    Revenue Bonds, Community
    Infrastructure,
    6.00%, 5/1/23                                1,000    1,031
                                              ---------  ------
                                                         14,912
                                              ---------  ------
GEORGIA - 2.4%
  Butler Industrial Development Board
    Solid Waste Disposal Revenue
    Refunding Bonds(AMT),
    Pacific Corp. Project,
    5.75%, 9/1/28                                1,000    1,003
  Georgia State G.O. Bonds, Series D,
    Prerefunded,
    5.75%, 10/1/10                                 705      809
  Milledgeville-Baldwin County
    Development Authority Revenue
    Bonds, Georgia College & State
    University Funding,
    6.00%, 9/1/33                                1,000    1,065
                                              ---------  ------
                                                          2,877
                                              ---------  ------

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND (continued)


                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
MUNICIPAL BONDS - 94.6% - CONTINUED

ILLINOIS -3.9%
  Illinois Development Finance Authority
    Revenue Bonds, Series B,
    Midwestern University,
    6.00%, 5/15/31                            $   500    $  532
  Illinois Educational Facilities Authority
    Adjustable Revenue Bonds, Field
    Museum of Natural History Project,
    4.60%, Mandatory Put 11/1/15                  800       829
  Illinois Educational Facilities Authority
    Student Housing Revenue Bonds,
    Educational Advancement Fund
    University Center Project,
    6.25%, 5/1/30                                 750       784
  Illinois Finance Authority Student
    Housing Revenue Bonds, Series A,
    MJH Education Assistance IV,
    5.13%, 6/1/35                               1,000       977
  Illinois Health Facilities Authority
    Revenue Bonds, Riverside
    Health System,
    6.00%, 11/15/32                             1,000     1,058
  Illinois Health Facilities Authority
    Revenue Bonds, Series A, Lutheran
    Senior Ministries Obligation,
    7.38%, 8/15/31                                500       513
                                              -------    ------
                                                          4,693
                                              -------    ------

INDIANA - 3.7%
  Indiana Development Finance
    Authority Environmental Refunding
    Bonds, USX Corp. Project,
    5.25%, Mandatory Put 12/2/11                1,000     1,108
  Indiana Health Facility Financing
    Authority Hospital Revenue Bonds,
    Series A, Community Foundation of
    Northwest Indiana,
    6.38%, 8/1/31                                 500       517
    6.00%, 3/1/34                               1,000     1,013
  North Manchester Revenue Bonds,
    Series A, Peabody Retirement
    Community Project,
    7.25%, 7/1/33                                 750       768
  Petersburg PCR Bonds (AMT),
    Indianapolis Power & Light,
    6.38%, 11/1/29                              1,000     1,065
                                              -------    ------
                                                          4,471
                                              -------    ------
IOWA - 0.4%
  Bremer Count Healthcare &
    Residential Facilities Revenue
    Bonds, Bartels Lutheran
    Home Project,
    7.25%, 11/15/29                               500       506
                                              -------    ------

KANSAS - 0.5%
  Olathe Kansas Senior Living Facility
    Revenue Bonds, Series A,
    Aberdeen Village, Inc.,
    8.00%, 5/15/30                                500       548
                                              -------    ------

LOUISIANA - 2.3%
  Beauregard Parish Revenue Refunding
    Bonds, Boise Cascade Corp.
    Project,
    6.80%, 2/1/27                                 700       735
  Plaquemines Port Harbor & Terminal
    District Revenue Refunding Bonds,
    Series B, Electro-Coal Tranfer Corp.
    Project (Gtd. TECO Energy, Inc.),
    5.00%, 9/1/07                               1,000     1,004
  West Feliciana Parish PCR Bonds,
   Gulf States Utilities-I,
    7.70%, 12/1/14                                375       383
  West Feliciana Parish PCR Bonds,
    Gulf States Utilities-II,
    7.70%, 12/1/14                                625       638
                                              -------    ------
                                                          2,760
                                              -------    ------

MAINE - 0.8%
  Maine Finance Authority Solid Waste
    Recycling Facilities Revenue Bonds,
    Great Northern Paper Project,
    Bowater Inc.,
    7.75%, 10/1/22                              1,000     1,005
                                              -------    ------

MARYLAND - 2.7%
  Anne Arundel County Special
    Obligation Revenue Bonds, National
    Business Park Project, Prerefunded,
    7.38%, 7/1/10                                 500       614
  Maryland State Economic
    Development Corp. Student Housing
    Revenue Bonds, University of
    Maryland, College Park Project,
    5.63%, 6/1/35                               1,000     1,034

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                          PRINCIPAL
                                           AMOUNT    VALUE
                                           (000S)    (000S)
                                         ---------  -------
MUNICIPAL BONDS - 94.6% - CONTINUED

MARYLAND - 2.7% - (CONTINUED)
  Maryland State Economic
    Development Corp. Student Housing
    Senior Revenue Bonds, Series A,
    University of Maryland,
    5.75%, 10/1/33                       $   500    $  521
  Maryland State Health & Higher
    Educational Facilities Authority
    Revenue Bonds, Series A,
    Mercy Ridge,
    6.00%, 4/1/35                          1,000     1,023
                                         -------    ------
                                                     3,192
                                         -------    ------

MASSACHUSETTS - 4.0%
  Massachusetts State Development
    Finance Agency Revenue Bonds,
    Hampshire College,
    5.70%, 10/1/34                         1,000     1,050
  Massachusetts State Development
    Finance Agency Revenue Bonds,
    Series B, Briarwood, Prerefunded,
    8.25%, 12/1/10                           500       643
  Massachusetts State Development
    Finance Agency Revenue Bonds,
    Waste Management Project,
    5.50%, Mandatory Put 5/1//14           1,000     1,065
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue Bonds, Series A,
    Northern Berkshire Health System.
    6.38%, 7/1/34                          1,000       998
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue Bonds, Series B,
    Northern Berkshire Health System,
    6.38%, 7/1/34                            500       499
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue Bonds, Series E,
    Berkshire Health System
    (G.O. of Institution Insured),
    6.25%, 10/1/31                           500       530
                                         -------    ------
                                                     4,785
                                         -------    ------

MICHIGAN - 5.5%
  Flint Hospital Building Authority
    Revenue Refunding Bonds,
    Hurley Medical Center,
    6.00%, 7/1/20                          1,000     1,017
  Michigan State Strategic Fund Ltd.
    Obligation Revenue Bonds (AMT),
    Republic Services Inc.,
    4.25%, Mandatory Put 4/1/14            1,985     1,949
  Michigan State Strategic Fund
    Ltd. Obligation Revenue
    Refunding Bonds (AMT),
    Dow Chemical Project,
    5.50%, Mandatory Put 6/1/13            3,365     3,694
                                         -------    ------
                                                     6,660
                                         -------    ------

MINNESOTA - 2.0%
  Cohasset PCR Refunding Bonds,
    Allete, Inc. Project,
    4.95%, 7/1/22                          1,000     1,020
  Duluth Economic Development
    Authority Health Care Facilities
    Revenue Bonds, St. Luke's Hospital,
    7.25%, 6/15/32                           750       791
  Minneapolis & State Paul Metropolitan
    Airports Commission Special
    Facilities Revenue Bonds, Series A
    (AMT), Northwest Airlines Project,
    7.00%, 4/1/25                            600       550
                                         -------    ------
                                                     2,361
                                         -------    ------

MISSISSIPPI - 1.5%
  Lowndes County SWD & PCR
    Refunding Bonds, Series B,
    Weyerhaeuser Co. Project,
    6.70%, 4/1/22                          1,000     1,189
  Mississippi Business Finance Corp.
    PCR Revenue Refunding Bonds,
    Systems Energy Resources, Inc.
    Project,
    5.90%, 5/1/22                            630       637
                                         -------    ------
                                                     1,826
                                         -------    ------
NEW HAMPSHIRE - 0.4%
  New Hampshire Business Finance
    Authority PCR Refunding Bonds,
    Series D (AMT), Public Service Co.
    of New Hampshire,
    6.00%, 5/1/21                            500       525
                                         -------    ------

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  HIGH YIELD MUNICIPAL FUND (continued)

                                            PRINCIPAL
                                             AMOUNT    VALUE
                                             (000S)    (000S)
                                           ---------  -------
MUNICIPAL BONDS - 94.6% - CONTINUED

NEW JERSEY - 3.8%
  Middlesex County Improvement
    Authority Revenue Bonds, Series A,
    George Street Student Housing
    Project,
    5.00%, 8/15/35                         $ 1,000  $   1,001
  New Jersey Economic Development
    Authority Revenue Bonds,
    Cigarette Tax,
    5.75%, 6/15/34                           1,000      1,032
  New Jersey Health Care Facilities
    Financing Authority Revenue Bonds,
    Series A, Capital Health Systems
    Obligated Group,
    5.38%, 7/1/33                            1,000      1,018
  New Jersey State Educational
    Facilities Authority Revenue Bonds,
    Series D, Fairleigh Dickinson
    University,
    6.00%, 7/1/25                            1,000      1,072
  Tobacco Settlement Financing Corp.
    Revenue Bonds,
    6.75%, 6/1/39                              500        500
                                           -------  ---------
                                                        4,623
                                           -------  ---------

NEW MEXICO - 0.1%
  New Mexico Educational Assistance
    Foundation Student Loan Revenue
    Bonds, Series II-C(AMT),Second
    Subordinate,
    6.00%, 12/1/08                             125        127
                                           -------  ---------

NEW YORK - 3.4%
  Metropolitan Transportation
    Authority Dedicated Tax Fund Revenue
    Bonds, Series A (FGIC Insured),
    5.25%, 11/15/14                          1,695      1,928
  New York City G.O. Bonds, Series B,
    6.50%, 8/15/09                           1,500      1,721
  New York City Industrial Development
    Agency Airport Revenue Bonds,
    Series A(AMT), Airis JFK I LLC Project,
    5.50%, 7/1/28                              500        501
                                           -------  ---------
                                                        4,150
                                           -------  ---------

NORTH CAROLINA - 3.1%
  North Carolina Eastern Municipal Power
    Agency Power System Revenue
    Refunding Bonds, Series B,
    6.13%, 1/1/09                              500        554
  North Carolina Eastern Municipal
    Power Agency Power Systems
    Revenue Bonds, Series D,
    6.45%, 1/1/14                              385        429
  North Carolina Eastern Municipal
    Power Agency Revenue Refunding
    Bonds, Series F,
    5.38%, 1/1/13                            1,000      1,089
  North Carolina Municipal Power
    Agency No. 1 Catawba Electric
    Revenue Bonds, Series A,
    5.50%, 1/1/13                            1,000      1,101
  North Carolina Municipal Power
    Agency No.1 Catawba Electric
    Revenue Bonds, Series B,
    6.38%, 1/1/13                              500        563
                                           -------  ---------
                                                        3,736
                                           -------  ---------

OKLAHOMA - 0.8%
  Langston Economic Development
    Authority Student Housing Revenue
    Bonds, Series A, Langston
    Community Development Corp.,
    7.75%, 8/1/30                              500        500
  Oklahoma Development Finance
    Authority Revenue Bonds, Series A,
    Continuing Care Retirement,
    Inverness Village,
    8.00%, 2/1/32                              650        513
                                           -------  ---------
                                                        1,013
                                           -------  ---------

OREGON - 0.6%
  Klamath Falls Electric Revenue
    Refunding Bonds, Senior Lien -
    Klamath Cogen,
    5.88%, 1/1/16                              750        762
                                           -------  ---------

PENNSYLVANIA - 10.0%
  Allegheny County Redevelopment
    Authority Tax Allocation Bonds,
    Pittsburgh Mills Project,
    5.60%, 7/1/23                            2,000      2,032
  Beaver County IDA PCR Revenue
    Refunding Bonds, Series A,
    Cleveland Electric Illuminating Co.,
    7.75%, 7/15/25                             100        105
  Carbon County IDA Resource
    Recovery Refunding Bonds (AMT),
    Panther Creek Partners Project,
    6.65%, 5/1/10                              400        432

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                          PRINCIPAL
                                           AMOUNT    VALUE
                                           (000S)    (000S)
                                         ---------  -------
MUNICIPAL BONDS - 94.6% - CONTINUED

PENNSYLVANIA - 10.0%  - (CONTINUED)
  Montgomery County Higher Education &
    Health Authority Revenue Bonds,
    Series A, Philadelphia Geriatric
    Center,
    7.25%, 12/1/19                       $     500  $   540
  Pennsylvania Economic Development
    Financing Authority Exempt
    Facilities Revenue Bonds, Series A
    (AMT), Amtrak Project,
    6.13%, 11/1/21                           1,200    1,256
  Pennsylvania Economic Development
    Financing Authority Exempt
    Facility Revenue Bonds, Series A
   (AMT), National Gypsum Co.,
    Shippingport Project,
    6.25%, 11/1/27                           1,400    1,476
  Pennsylvania Economic Development
    Financing Authority Revenue Bonds,
    Series A (AMT), Reliant Energy,
    6.75%, 12/1/36                           1,000    1,037
  Pennsylvania State Higher
    Educational Facilities Authority
    Revenue Bonds, LaSalle University,
    5.50%, 5/1/34                            1,000    1,030
  Pennsylvania State Higher
    Educational Facilities Authority
    Revenue Bonds, Series A,
    Philadelphia University,
    5.25%, 6/1/32                            1,250    1,243
  Pennsylvania State Higher
    Educational Facilities Authority
    Revenue Bonds, Widener University,
    5.40%, 7/15/36                             750      775
  Pennsylvania State Higher
    Educational Facilities Authority
    Student Housing Revenue Bonds,
    Series A, Student Association, Inc.
    Project,
    6.75%, 9/1/32                              490      514
  Philadelphia Hospitals & Higher
    Education Facilities Revenue Bonds,
    Chestnut Hill College,
    6.00%, 10/1/29                             500      502
  Philadelphia School District G.O.
    Bonds, Series A (FSA - State Aid
    Withholding), Prerefunded,
    5.50%, 2/1/12                            1,000    1,142
                                         ---------  -------
                                                     12,084
                                         ---------  -------

PUERTO RICO - 0.9%
  Puerto Rico Highway &
    Transportation Authority
    Transmission Revenue Bonds,
    5.00%, 7/1/09                            1,000    1,084
                                         ---------  -------

SOUTH CAROLINA - 1.0%
  Berkeley County PCR Facilities
    Refunding Bonds, South Carolina
    Generating Co. Project,
    4.88%, 10/1/14                           1,000    1,068
  Florence County IDR Revenue Bonds,
    Stone Container Corp.,
    7.38%, 2/1/07                              165      166
                                         ---------  -------
                                                      1,234
                                         ---------  -------

TENNESSEE - 0.7%
  Memphis-Shelby County Airport
    Authority Special Facilities
    Revenue Refunding Bonds, Federal
    Express Corp.,
    5.00%, 9/1/09                              750      803
                                         ---------  -------

TEXAS - 8.4%
  Austin City Convention Center Revenue
    Bonds, Series A, Convention
    Enterprise, Inc., First Tier,
    6.70%, 1/1/32                              700      748
  Brazos River Authority Revenue
    Refunding Bonds, Series A (AMT),
    Texas Utilities Electric Co.
    Project,
    7.70%, 4/1/33                            1,000    1,174
  Dallas County Flood Control District
    No. 1 G.O. Unlimited Refunding
    Bonds,
    7.25%, 4/1/32                            1,000    1,046
  Gulf Coast Waste Disposal Authority
    Revenue Bonds (AMT), Valero Energy
    Corp. Project,
    6.65%, 4/1/32                            1,000    1,082
  Houston Industrial Development Corp.
    Revenue Bonds(AMT), Air Cargo,
    6.38%, 1/1/23                              500      518
  Houston Water & Sewer System Junior
    Lien Revenue Bonds, Series A
    (FSA Insured), Prerefunded,
    5.50%, 12/1/11                           1,535    1,761

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
MUNICIPAL BONDS - 94.6% - CONTINUED
TEXAS - 8.4%  - (CONTINUED)
   Matagorda County Navigation District
     No. 1 Collateralized Revenue
     Refunding Bonds, Centerpoint
     Energy Houston Electric, LLC
     Project,
     5.60%, 3/1/27                                     $      500 $    522
   Port Corpus Christi Industrial
     Development Corp. Environmental
     Facilities Revenue Bonds (AMT),
     Citgo Petroleum Corp.,
     8.25%, 11/1/31                                         1,000    1,070
   Sabine River Authority Revenue
     Refunding Bonds, Series B, TXU
     Energy Co. LLC Project,
     6.15%, 8/1/22                                            500      551
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     6.00%, 10/1/21                                           500      538
   Texas State Turnpike Authority Central
     Texas Turnpike Systems Revenue
     Bonds, Series A, First Tier
     (AMBAC Insured),
     5.50%, 8/15/39                                         1,000    1,079
                                                       ---------- --------
                                                                    10,089
                                                       ---------- --------
VERMONT - 0.3%
   Vermont Educational & Health
     Buildings Financing Agency
     Healthcare Facility Revenue Bonds,
     Copley Manor Project,(1)
     6.15%, 4/1/19                                            500      351
                                                       ---------- --------

VIRGIN ISLANDS - 0.6%
   University of the Virgin Islands General
     Improvement Bonds, Series A,
     5.38%, 6/1/34                                            750      774
                                                       ---------- --------

VIRGINIA - 2.1%
   Charles City County IDA Solid Waste
     Disposal Facilities Revenue Bonds
     (AMT), Waste Management, Inc.
     Project,
     6.25%, Mandatory Put 4/1/12                              500      557
   West Point IDA Solid Waste Disposal
     Revenue Bonds, Series A (AMT),
     Chesapeake Corp Project,
     6.38%, 3/1/19                                          2,000    2,019
                                                       ---------- --------
                                                                     2,576
                                                       ---------- --------

WISCONSIN - 0.8%
   Wisconsin Health & Educational
     Facilities Authority Revenue Bonds,
     Series A, Beaver Dam Community
     Hospitals,
     6.75%, 8/15/34                                         1,000    1,009
                                                       ---------- --------
TOTAL MUNICIPAL BONDS
                                                       ---------- --------
(COST $110,041)                                                    114,328

                                                       NUMBER OF   VALUE
                                                         SHARES    (000S)
                                                       ---------- --------
INVESTMENT COMPANY - 2.6%
    AIM Tax Exempt Cash Reserve Fund                    3,170,000    3,170
                                                        --------- --------
 TOTAL INVESTMENT COMPANY
                                                        --------- --------
 (COST $3,170)                                                       3,170

                                                        PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
                                                       ---------  -------
SHORT-TERM INVESTMENTS - 2.8%
    ABAG Finance Authority for Nonprofit
      Corps. Revenue VRDB, Elder Care
      Alliance (Soverign Bank LOC),
      1.96%, 1/6/05                                    $      100      100

    ABAG Finance Authority for Nonprofit
      Corps. Variable Rate Refunding COP,
      Series C (U.S. Bank LOC), 2.15%,
      1/3/05                                                  400      400

    Medical Center Educational Building
      Corp. Revenue VRDB, Adult Hospital
      Project (AMBAC Insured),
      1.99%, 1/6/05                                         1,300    1,300

    Monroe County Development Authority
      Revenue VRDB, Oglethorpe Power Corp.
      Project (AMBAC Insured),
      2.22%, 1/3/05                                           400      400

    New York City Transitional Finance
      Authority Revenue VRDB, Series 3,
      Subseries 3E,
      2.20%, 1/3/05                                         1,200    1,200
                                                       ---------- --------
TOTAL SHORT-TERM INVESTMENTS
                                                       ---------- --------
(COST $3,400)                                                        3,400
                                                       ---------- --------
TOTAL INVESTMENTS - 100.0%
                                                       ---------- --------
(COST $116,611)                                                   $120,898

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                    DECEMBER 31, 2004(UNAUDITED)

(1) Non-Income Producing Security. Issuer has defaulted on terms of debt obligation. At December 31, 2004, value represents 0.3% of total investments.

At December 31, 2004, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR                                              % OF INVESTMENT
---------------                                              ---------------
Development                                                       30.5%
Higher  Education                                                  6.4
Medical                                                           14.9
Pollution                                                         12.9
Power                                                              5.7
Transportation                                                     8.3
All other sectors less than 5%                                    21.3
                                                                 -----
Total                                                            100.0%

At December 31, 2004, the quality distribution for the High Yield Municipal Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                         PERCENTAGE
--------------------                                         ----------
AAA                                                             10.3%
AA                                                               0.9
A                                                               17.4
BBB                                                             31.5
BB                                                              11.7
B                                                                0.9
Not Rated                                                       21.9
Cash Equivalents                                                 5.4
                                                               -----

Total                                                          100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $116,611
                                                        --------
Gross tax appreciation of investments                   $  4,631
Gross tax depreciation of investments                       (344)
                                                        --------
Net tax appreciation of investments                     $  4,287
                                                        --------

                           NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

 FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    INTERMEDIATE TAX-EXEMPT FUND

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
                                                  ---------  -------
MUNICIPAL BONDS-84.3%
ALASKA - 0.7%
    Alaska International Airports (AMT),
      Series A (AMBAC Insured),
      5.13%, 10/1/11                              $  3,905   $ 4,179
                                                  --------   -------
ARIZONA - 1.6%
    Maricopa County Peoria Unified
      School District No. 11 G.O. Unlimited
      Bonds, Project of 1991, Prerefunded,
      5.60%, 7/1/05                                  2,000     2,055
    Salt River Project Agricultural
      Improvement & Power District
      Electricity System Revenue Bands,
      Series A,
      5.50%, 1/1/05                                    540       540
    Salt River Project Agricultural
      Improvement & Power District
      Electricity System Revenue Bonds,
      Series A, Escrowed to Maturity,
      5.50%, 1/1/05                                    460       460
    Salt River Project Agricultural
      Improvement & Power District
      Electricity System Revenue
      Refunding Bonds, Series A,
      Salt River Project,
      5.13%, 1/1/27                                  5,000     5,237
    Tucson G.O. Refunding Bonds
      (FGIC Insured),
      4.00%, 7/1/15                                  1,000     1,019
                                                  --------   -------
                                                               9,311
                                                  --------   -------
CALIFORNIA - 14.9%
    Anaheim PFA Revenue Bonds, Electric
      System Distributing Facilities
      (MBIA Insured),
      5.00%, 10/1/28                                 2,000     2,053
    Californa State Department of Water
      Resources Power Supply Revenue
      Bonds, Series AC, Central Project,
      5.00%, 12/1/14                                 6,445     7,216
    California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (AMBAC Insured),
      5.50%, 5/1/14                                  5,000     5,689
    California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (FSA Insured),
      5.25%, 5/1/12                                  4,190     4,717
    California State Economic Recovery
      G.O. Bonds, Series A,
      5.00%, 7/1/16                                 15,000    16,026
      5.00%, 7/1/17                                  5,000     5,325
    California State G.O. Unlimited  Bonds,
      5.75%, 5/1/30                                  2,500     2,737
    California State G.O. Unlimited Bonds
      (AMBAC Insured),
      5.00%, 10/1/18                                 3,110     3,313
    California Statewide Communities
      Development Authority Revenue
      Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.25%, 8/1/14                                  2,395     2,569
    Colton Joint Unified School District
      G.O. Unlimited Revenue Bonds,
      Series A (FGIC Insured),
      5.38%, 8/1/26                                  2,500     2,720
    Foothill/Eastern Transportation
      Corridor Agency Toll Road Senior
      Lien Capital Appreciation
      Revenue Bonds, Series A,
      Escrowed to Maturity,
      0.00%, 1/1/05                                  1,000     1,000
    Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      5.38%, 6/1/28                                  2,500     2,596
      5.60%, 6/1/28                                  1,100     1,154
      5.50%, 6/1/33                                  3,500     3,696
      5.50%, 6/1/43                                  5,000     5,229
    Los Angeles G.O. Unlimited Bonds,
      Series A (MBIA Insured),
      5.25%, 9/1/12                                 10,000    11,328
    Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                  1,000     1,063
    Moreland School District G.O.
      Unlimited Bonds, Series C,
      Election of 2002 (FGIC Insured),
      0.00%, 8/1/29                                  3,500       892
    Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                  5,000     5,294

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
                                                  ---------  -------
MUNICIPAL BONDS - 84.3% CONTINUED

 CALIFORNIA - 14.9% - (CONTINUED)
    University of California Revenue
      Bonds, Multiple Purpose Projects,
      Series Q (FSA Insured),
      5.00%, 9/1/31                               $  1,500   $ 1,535
                                                  --------   -------
                                                              86,152
                                                  --------   -------
 COLORADO - 0.6%
    Denver City & County Revenue
      Refunding Bonds, Series E (AMT)
      (FGIC Insured),
      5.50%, 11/15/18                                1,000     1,089
    Metro Wastewater Reclamation
      District Gross Revenue Refunding
      Bonds, Sewer Project,
      5.45%, 4/1/12                                  2,000     2,170
                                                  --------   -------
                                                               3,259
                                                  --------   -------
 CONNECTICUT - 1.4%
    Connecticut State Special Tax
      Obligation Revenue Refunding
      Bonds, Series B (AMBAC Insured),
      5.00%, 7/1/15                                  5,000     5,566
    New Haven G.O. Unlimited Bonds,
      Series C (MBIA Insured),
      Prerefunded,
      5.13%, 11/1/12                                 2,500     2,795
                                                  --------   -------
                                                               8,361
                                                  --------   -------
 FLORIDA - 2.2%
    Florida State Division of Board Finance
      Department General Services
      Revenue Bonds, Department of
      Environmental Preservation 2000-A
      (AMBAC Insured), Prerefunded,
      5.50%, 7/1/05                                  3,000     3,082
    Polk County Utility System Revenue
      Refunding Bonds, Series B
      (FGIC Insured),
      5.00%, 10/1/15                                 2,630     2,932
    Sunrise Utility System Revenue
      Refunding Bonds, Series A
      (AMBAC Insured),
      5.50%, 10/1/15                                 5,985     6,840
                                                  --------   -------
                                                              12,854
                                                  --------   -------
 GEORGIA - 2.9%
    Fulton County Facilities Corp. COP,
      Fulton County Public Purpose
      Project (AMBAC Insured),
      5.50%, 11/1/18                                 6,500     7,277
    Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      6.40%, 1/1/07                                  1,780     1,916
    Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      Escrowed to Maturity, Prerefunded,
      6.40%, 1/1/07                                    220       238
    Georgia State G.O. Unlimited Bonds,
      Series D,
      5.00%, 11/1/12                                 6,000     6,628
    Milledgeville-Baldwin County
      Development Authority Revenue
      Bonds, College & State University
      Funding,
      5.50%, 9/1/24                                  1,000     1,057
                                                  --------   -------
                                                              17,116
                                                  --------   -------
ILLINOIS - 4.9%
    Chicago City O'Hare International
      Airport Revenue Bonds, Series A,
      Passenger Facilities Charge
      (AMBAC Insured),
      5.60%, 1/1/09                                  5,000     5,245
    Chicago City Park District Parking
      Facilities Revenue Bonds
      (ACA Insured), Prerefunded,
      6.25%, 1/1/10                                  5,480     6,332
    Chicago City Wastewater Transmission
      Second Lien Revenue Bonds
      (MBIA Insured), Prerefunded,
      6.00%, 1/1/10                                  2,000     2,314
    Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago
      Project,
      5.60%, 8/1/18                                    500       519
    Illinois Development Finance Authority
      Revenue Bonds, Series B,
      Midwestern University Project,
      5.75%, 5/15/16                                   500       541
    Illinois Educational Facilities Authority
      Adjustable Revenue Bonds, Field
      Museum of Natural History Project,
      4.60%, Mandatory Put 11/1/15                   4,250     4,404
    Illinois Educational Facilities Authority
      Revenue Bonds, Reserve 3,
      4.75%, Mandatory Put 3/1/07                    1,750     1,821


                            FIXED INCOME FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX - EXEMPT FUND (continued)

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
                                                  ---------  -------
MUNICIPAL BONDS - 84.3%-CONTINUED

ILLINOIS - 4.9% - (CONTINUED)
    Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.00%, 5/1/22                               $    750   $   801
    Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System,
      6.00%, 11/15/32                                1,000     1,058
    Metropolitan Pier & Exposition
      Authority Revenue Bonds, Series A,
      McCormick Place Expansion
      (MBIA Insured),
      5.25%, 6/15/42                                 5,000     5,246
                                                   -------   -------
                                                              28,281
                                                   -------   -------
INDIANA - 0.2%
    Indiana Development Finance
      Authority Environmental Revenue
      Refunding Bonds, USX Corp.
      Project,
      5.25%, Mandatory Put 12/1/11                   1,000     1,108
                                                   -------   -------
IOWA - 0.7%
    Iowa Finance Authority Hospital
      Facility Revenue Bonds, Mercy
      Medical Center Project
      (FSA Insured),
      6.00%, 8/15/15                                 3,610     4,067
                                                   -------   -------

KANSAS - 1.0%
    Lenexa Improvement G.O. Unlimited
      Refunding Bonds, Series A,
      5.00%, 9/1/11                                  2,185     2,431
    Wichita Hospital Improvement
      Facilities Revenue Refunding Bonds,
      Series III,
      5.25%, 11/15/15                                1,385     1,476
      6.25%, 11/15/18                                1,600     1,791
                                                   -------   -------
                                                               5,698
                                                   -------   -------
KENTUCKY - 0.5%
    Carrollton & Henderson Counties
      Public Energy Authority Gas
      Revenue Bonds, Series A
      (FSA Insured),
      4.00%, 1/1/05                                  2,665     2,665
                                                   -------   -------
LOUISIANA - 3.5%
    Lafayette Utilities Revenue Bonds
      (MBIA Insured),
      5.00%, 11/1/28                                10,000    10,353
    Louisiana State G.O. Unlimited Bonds,
      Series A (AMBAC Insured),
      4.50%, 10/15/20                               10,000    10,262
                                                   -------   -------
                                                              20,615
                                                   -------   -------
MARYLAND - 0.6%
    Maryland State & Local Facilities Loan
      G.O. Unlimited Bonds,
      Second Series,
      5.00%, 8/1/11                                  2,900     3,235
                                                   -------   -------
MASSACHUSETTS - 4.9%
    Lawrence City G.O. Limited Bonds
      (AMBAC Insured - State Aid
      Withholding),
      5.50%, 2/1/16                                  2,625     2,924
    Massachusetts State Consolidated
      Loan G.O. Unlimited Bonds, Series B,
      5.75%, 6/1/10                                  3,000     3,405
    Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series B,
      Partners Healthcare System,
      5.25%, 7/1/12                                  3,450     3,726
    Massachusetts State Housing Finance
      Agency Revenue Bonds, Series B,
      3.70%, 12/1/09                                10,000    10,148
      4.15%, 6/1/11                                  5,000     5,095
    Massachusetts State Housing Finance
      Agency Revenue Bonds,
      Series III (AMT), Single Family,
      3.45%, 12/1/09                                 1,050     1,046
    Massachusetts Water Resources
      Authority Revenue Bonds,
      Series C (G.O. of Authority),
      4.75%, 12/1/23                                 2,000     2,000
                                                   -------   -------
                                                              28,344
                                                   -------   -------
MICHIGAN - 1.3%
    Michigan State Strategic Fund Ltd.
      Obligation Revenue Refunding
      Bonds, Series CC, Detroit Edison Co.
      Project (AMBAC Insured),
      4.85%, Mandatory Put 9/1/11                    4,500     4,836

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                    DECEMBER 31, 2004(UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
                                                      ---------  -------
MUNICIPAL BONDS - 84.3% - CONTINUED

MICHIGAN - 1.3%-(CONTINUED)
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                                     $ 2,500  $ 2,551
                                                        -------  -------
                                                                   7,387
                                                        -------  -------
MINNESOTA - 0.3%
   Cohasset PCR Refunding Bonds,
     Allete, Inc. Project,
     4.95%, 7/1/22                                        1,000    1,020
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series A (MBIA Insured),
     5.35%, 7/1/17                                          770      806
                                                        -------  -------
                                                                   1,826
                                                        -------  -------
NEW JERSEY - 2.3%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.63%, 6/15/19                                       3,985    4,215
   New Jersey Economic Development
     Authority Revenue Bonds, Series F,
     School Facilities (FGIC Insured),
     5.25%, 6/15/14                                       7,000    7,825
   New Jersey State Health Care
     Facilities Financing Authority
     Revenue Refunding Bonds,
     Atlantic City Medical Center,
     6.25%, 7/1/17                                        1,000    1,134
                                                        -------  -------
                                                                  13,174
                                                        -------  -------
NEW MEXICO - 1.0%
   Santa Fe City Gross Receipts TRB,
     6.00%, 6/1/11                                        5,250    5,799
                                                        -------  -------
NEW YORK - 16.0%
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue Bonds,
     Series A (FGIC Insured),
     Prerefunded,
     6.13%, 4/1/10                                        3,815    4,430
   Metropolitan Transportation Authority
     Revenue Bonds, Series 8, Service
     Contract, Prerefunded,
     5.25%, 7/1/13                                        8,750    9,971
   Nassau County Interim Finance
     Authority Revenue Bonds,
     Series A, Sales Tax Secured,
     Prerefunded,
     5.63%, 11/15/05                                      1,840    1,915
   New York City G.O. Unlimited Bonds,
     Series H,
     5.00%, 8/1/11                                        4,725    5,138
     5.00%, 8/1/12                                        5,900    6,413
   New York City G.O. Unlimited
     Refunding Bonds,Series B,
     5.25%, 8/1/09                                        1,000    1,095
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
    (AMT) Airis JFK I LLC Project,
     6.00%, 7/1/27                                          500      510
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (AMBAC-TCRS Insured),
     5.13%, 6/15/21                                       2,000    2,108
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured),
     5.63%, 6/15/19                                       1,330    1,405
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
    (MBIA-IBC Insured), Prerefunded,
     5.63%, 6/15/06                                         670      710
   New York City Transit Authority
     Metropolitan Transportation
     Authority Triborough COP, Series A
    (AMBAC Insured), Prerefunded,
     5.25%, 1/1/10                                       10,000   11,278
   New York City Transitional Finance
     Authority Revenue Bonds, Series C,
     Future Tax Secured,
     5.88%, 11/1/14                                       5,000    5,679
   New York G.O. Bonds,Series A,
     6.00%, 5/15/19                                       2,120    2,384
   New York G.O. Bonds, Series A,
     Prerefunded,
     6.00%, 5/15/10                                         880    1,025

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  INTERMEDIATE TAX-EXEMPT FUND (continued)


                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
MUNICIPAL BONDS - 84.3% - CONTINUED

NEW YORK - 16.0% -(CONTINUED)
   New York Municipal Bond Bank
     Agency Revenue Bonds, Series C
     (State-Aid Withholding),
     5.25%, 6/1/17                                      $10,000   $10,900
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     6.00%, 6/15/16                                       1,330     1,497
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     Prerefunded,
     6.00%, 6/15/09                                         170       194
   New York State Thruway Authority
     Highway & Bridge Trust Fund
     Revenue Bonds, Series A
     (FSA Insured), Prerefunded,
     6.00%, 4/1/10                                        1,000     1,164
   New York State Thruway Authority
     Service Contract Revenue Bonds,
     Local Highway & Bridge
     (AMBAC Insured), Prerefunded,
     5.38%, 4/1/10                                        2,500     2,835
   New York State Urban Development
     Corp. Subordinate Lien Revenue
     Bonds (G.O. of Corp.),
     5.50%, 7/1/16                                        1,250     1,321
   Port Authority of New York & New
     Jersey Revenue Bonds, Series 127
     (AMT) (AMBAC Insured - G.O. of
     Authority),
     5.50%, 12/15/12                                      1,735     1,949
   Tobacco Settlement Financing
     Authority Revenue Bonds, Series A-
     1, Asset-Backed,
     5.00%, 6/1/09                                        1,370     1,373
     5.25%, 6/1/12                                        2,000     2,078
     5.25%, 6/1/13                                        4,000     4,285
   Tobacco Settlement Financing
     Authority Revenue Bonds,
     Series C-1,
     5.25%, 6/1/13                                        5,000     5,356
     5.50%, 6/1/15                                        5,000     5,469
                                                          -----    ------
                                                                   92,482
                                                          -----    ------

NORTH CAROLINA - 2.8%

   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds,
     Series A,
     5.20%, 1/1/10                                        2,505     2,695
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds,
     Series B,
     6.00%, 1/1/06                                        1,500     1,549
     6.13%, 1/1/09                                        5,000     5,542
   North Carolina Municipal Power
     Agency No. 1 Catawba Revenue
     Bonds, Series A,
     5.50%, 1/1/12                                        5,805     6,414
                                                         ------   -------
                                                                   16,200
                                                         ------   -------
OHIO - 0.6%
   Akron City G.O. Limited Bonds,
     5.75%, 12/1/17                                       1,000     1,136
   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series C (AMT), Residential
     Mortgage-Backed Securities
    (Colld. by GNMA Securities),
     5.15%, 3/1/13                                        1,160     1,209
   River Valley Local School District
     School Facilities Construction &
     Improvement G.O. Bonds
     (FSA Insured),
     5.25%, 11/1/20                                       1,235     1,351
                                                         ------   -------
                                                                    3,696
                                                         ------   -------
OREGON - 1.0%
   Port of Portland Revenue Bonds,
     Series A, Portland International
     Airport (AMBAC Insured),
     5.50%, 7/1/24                                        2,000     2,186
   Portland City Airport Way Urban
     Renewal & Redevelopment Tax
     Increment Bonds, Series A
    (AMBAC Insured),
     6.00%, 6/15/16                                       3,450     3,935
                                                          -----     -----
                                                                    6,121
                                                          -----     -----
PENNSYLVANIA - 2.2%
   Allegheny County Port Authority
     Transportation Special Revenue
     Bonds (MBIA Insured), Prerefunded,
     6.00%, 3/1/09                                        2,565     2,932

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
MUNICIPAL BONDS - 84.3% - CONTINUED
PENNSYLVANIA - 2.2% - (CONTINUED)
   Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities Revenue Bonds, Series A
     (AMT), Amtrak Project,
     6.13%, 11/1/21                            $ 1,200   $ 1,256
   Pennsylvania Housing Finance Agency
     SFM Revenue Bonds, Series 72A
     (AMT),
     4.80%, 4/1/12                                 750       786
   Pennsylvania State Higher Education
     Revenue Bonds, Capital Acquisition
     (MBIA Insured - G.O. of Agency),
     Prerefunded,
     6.00%, 12/15/10                             1,815     2,112
     6.13%, 12/15/10                             1,925     2,253
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, UPMC Health System,
     6.00%, 1/15/22                              2,000     2,189
   Pennsylvania State Intergovernmental
     Cooperative Authority Special TRB,
     City of Philadelphia Funding
     Program (FGIC Insured),
     Prerefunded,
     6.75%, 6/15/05                              1,300     1,328
                                               -------   -------
                                                          12,856
                                               -------   -------
PUERTO RICO - 1.8%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D,
     5.25%, 7/1/38                              10,000    10,376
                                               -------   -------
SOUTH CAROLINA - 2.0%
   College Charleston Academic &
     Administrative Facility Revenue
     Bonds, Series B (XLCA Insured),
     5.00%, 4/1/21                                 895       946
     5.00%, 4/1/24                                 910       950
   College of Charleston Academic &
     Administrative Facility Revenue
     Bonds, Series B (XLCA Insured),
     5.00%, 4/1/22                               1,095     1,152
     5.00%, 4/1/23                                 950       996
   Piedmont Municipal Power Agency
     Capital Appreciation Revenue
     Refunding Bonds, Subseries A-2
     (AMBAC Insured),
     0.00%, 1/1/28                               5,000     1,471
     0.00%, 1/1/29                               5,000     1,382
   South Carolina State Public Service
     Authority Revenue Refunding
     Bonds, Series B (FGIC Insured),
     6.50%, 1/1/05                               5,000     5,000
                                               -------   -------
                                                          11,897
                                               -------   -------
TENNESSEE - 0.4%
   Memphis-Shelby County Airport
     Authority Revenue Bonds, Series D
     (AMT) (AMBAC Insured),
     6.25%, 3/1/15                               2,000     2,244
                                               -------   -------
TEXAS - 2.6%
   Austin City Utilities System Revenue
     Refunding Bonds (FSA Insured),
     5.13%, 11/15/17                             3,000     3,190
   Ennis Independent School District 903
     Capital Appreciation G.O. Unlimited
     Refunding Bonds (PSF Gtd.),
     0.00%, 8/15/26                              3,365       945
   Frisco Independent School District
     Building G.O. Unlimited Bonds
     (PSF Gtd.),
     6.50%, 8/15/14                              1,535     1,829
   Harris County Health Facilities
     Development Authority Revenue
     Bonds, Series A, Christus Health
     (MBIA Insured),
     5.25%, 7/1/07                                 500       534
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     5.50%, 10/1/10                              1,000     1,110
     6.00%, 10/1/16                              1,000     1,096
     6.00%, 10/1/21                              1,250     1,346
   San Antonio Electricity & Gas Revenue
     Bonds, Series A,
     5.25%, 2/1/14                               1,625     1,780
   San Antonio Electricity & Gas Revenue
     Bonds, Series A, Prerefunded,
     5.25%, 2/1/09                                 875       974

                            NORTHERN FUNDS QUARTERLY PEPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
MUNICIPAL BONDS - 84.3% - CONTINUED
TEXAS - 2.6% -  (CONTINUED)
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                           $    2,000  $  2,018
                                             ----------  --------
                                                           14,822
                                             ----------  --------
VIRGIN ISLANDS - 0.5%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts
     Tax Lien Note,
     5.63%, 10/1/10                               3,000     3,192
                                             ----------  --------

VIRGINIA - 3.1%
   Virginia Housing Development
     Authority Commonwealth Mortgage
     Revenue Bonds, Subseries J-1
     MBIA Insured - G.O. of Authority),
     4.05%, 7/1/07                                5,000     5,159
     4.75%, 1/1/12                                3,000     3,172
     4.88%, 7/1/13                                5,265     5,523
   Virginia Public Building Authority
     Revenue Bonds, Series B,
     8.13%, 8/1/16                                3,995     4,073
                                             ----------  --------
                                                           17,927
                                             ----------  --------
WASHINGTON - 4.4%
   King County Sewer Revenue Bonds,
     Second Series (FGIC Insured),
     Prerefunded,
     6.25%, 1/1/09                                5,020     5,774
   Washington State G.O. Refunding
     Unlimited Bonds, Series R-2004D,
     Motor Vehicle Fuel Tax
     (MBIA Insured),
     4.50%, 1/1/22                                4,500     4,543
   Washington State G.O. Unlimited
     Bonds, Series 3C, Motor Vehicle
     Fuel (MBIA Insured),
     0.00%, 6/1/18                                5,000     2,684
   Washington State G.O. Unlimited
     Bonds, Series D, Motor Vehicle Fuel
     Tax (FGIC Insured),
     5.38%, 1/1/22                                1,250     1,306
   Washington State G.O. Unlimited
     Bonds, Series S-4,
     5.75%, 1/1/12                               10,000    11,155
                                             ----------  --------
                                                           25,462
                                             ----------  --------
WISCONSIN - 1.4%
   Wisconsin G.O. Bonds. Series F
     (FSA Insured), Prerefunded,
     5.50%, 5/1/12                           $    7,000  $  8,005
                                             ----------  --------
TOTAL MUNICIPAL BONDS
                                             ----------  --------
(COST $466,740)                                           488,711

                                                NUMBER     VALUE
                                              OF SHARES    (000S)
INVESTMENT COMPANIES - 1.5%
   AIM Tax Exempt Cash Reserve Fund           7,789,952     7,790
   Dreyfus Tax-Exempt Cash
     Management Fund                            849,732       850
                                              ---------     -----
TOTAL INVESTMENT COMPANIES
                                              ---------     -----
(COST $8,640)                                               8,640

                                             PRINCIPAL
                                               AMOUNT      VALUE
                                               (000S)     (000S)
                                             ----------  --------
SHORT-TERM INVESTMENTS - 14.2%
   ABAG Finance Authority for Nonprofit
     Corps. Revenue VRDB, Elder Care
     Alliance (Soverign Bank LOC),
     1.96%, 1/6/05                           $    2,750     2,750
   Lee County IDA Refunding VRDB,
     Hope Hospice Project
     (Suntrust Bank LOC),
     2.22%, 1/3/05                                1,400     1,400
   Medical Center Educational Building
     Corp. Revenue VRDB, Adult Hospital
     Project (AMBAC Insured),
     1.99%, 1/6/05                                2,000     2,000
   Michigan State Hospital Finance
     Authority Revenue Refunding VRDB,
     Series A, Crittenton Hospital
     (Comerica Bank LOC),
     1.99%, 1/3/05                                   60        60
   Monroe County Development Authority
     PCR VRDB, Oglethorpe Power Corp.
     Project (AMBAC Insured),
     2.22%, 1/3/05                                5,365     5,365
   Oconee County PCR Refunding VRDB,
     Duke Facilities
     (Bank One Trust Co. LOC),
     2.00%, 1/6/05                               10,000    10,000

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
SHORT-TERM INVESTMENTS - 14.2% - CONTINUED
   Pima County IDA VRDB, Series A,
     Senior Living Facilities - La Posada
     (LaSalle Bank LOC),
     2.00%, 1/6/05                            $  12,450  $ 12,450
   Pitkin County IDR Refunding VRDB,
     Series A, Aspen Skiing Co. Project
     (Bank One N.A. LOC),
     2.20%, 1/3/05                               17,000    17,000
   Rockford City Adjustable Revenue
     VRDB, Wesley Willows Obligation
     (M&I Marshall & llsley LOC),
     2.23%, 1/3/05                               10,000    10,000
   Sevier County Public Buildings
     Authority Revenue VRDB, Local
     Goverment Public Improvement
     IV-D-1 (AMBAC Insured),
     2.18%, 1/3/05                                3,050     3,050
   Smyrna Housing Authority Adjustable
     Revenue VRDB, F&M Villages
     Project (Coll. by FNMA Securities),
     2.00%, 1/5/05                                5,500     5,500
   Tarrant County Housing Finance Corp.
     Revenue VRDB, Multifamily Housing
     - Gateway Apartments (Fannie Mae
     Insured),
     2.00%, 1/6/05                               12,600    12,600
                                              ---------  --------
TOTAL SHORT-TERM INVESTMENTS
                                              ---------  --------
(COST $82,175)                                             82,175
                                              ---------  --------

TOTAL INVESTMENTS - 100.0%
                                              ---------  --------
(COST $557,555)                                          $579,526

At December 31, 2004, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                               % OF INVESTMENT
---------------                               ---------------
Agriculture                                         6.3%
Development                                         6.7
Education                                           5.0
General                                             5.3
General Obligation                                 19.3
Housing                                             6.1
Power                                              11.6
Transportation                                      9.2
Utilities                                           9.8
All other sectors less than 5%                     20.7
                                                  -----
TOTAL                                             100.0%

At December 31, 2004, the quality distribution for the Intermediate Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                          PERCENTAGE
--------------------                          ----------
AAA                                              45.2%
AA                                               18.7
A                                                15.5
BBB                                               4.3
Not Rated                                         0.6
Cash Equivalents                                 15.7
                                               ------
TOTAL                                          100.00%

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments               $557,555
                                              --------
Gross tax appreciation of investments         $ 22,119
Gross tax depreciation of investments             (148)
                                              --------
Net tax appreciation of investments           $ 21,971
                                              --------

                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS                        DECEMBER 31, 2004 (UNAUDITED)

    SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                         PRINCIPAL
                                          AMOUNT    VALUE
                                          (000S)    (000S)
                                        ---------  -------
U.S. GOVERNMENT AGENCIES - 53.9% (1)
FANNIE MAE - 45.6%
     3.13%, 7/15/06                     $  15,000  $ 14,995
     3.00%, 3/2/07                          1,015     1,009
     5.25%, 4/15/07                        19,185    19,989
     3.75%, 5/17/07                         4,150     4,158
     3.00%, 8/15/07                         3,705     3,668
     3.25%, 1/15/08                         5,700     5,656
     3.38%, 12/15/08                        2,780     2,744
   Pool #555649,
     7.50%, 10/1/32                           657       704
   Pool #725185,
     5.00%, 2/1/19                          5,358     5,449
   Pool #725787,
     5.00%, 9/1/19                          7,604     7,731
   Pool #753715,
     6.00%, 12/1/18                         1,623     1,702
   Pool #761468,
     4.50%, 5/1/19                          5,085     5,072
                                        ---------  --------
                                                     72,877
                                        ---------  --------
FREDDIE MAC - 5.0%
     4.25%, 5/4/09                          1,330     1,332
     4.25%, 7/15/09                         5,865     5,967
     4.75%, 12/8/10                           700       704
   Pool #410092,
     3.67%, 11/1/24                            62        64
                                        ---------  --------
                                                      8,067
                                        ---------  --------
FREDDIE MAC GOLD - 3.3%
   Pool #A17500,
    6.50%, 1/1/34                           1,559     1,637
   Pool #E91020,
    5.50%, 8/1/17                           3,526     3,646
                                        ---------  --------
                                                      5,283
                                        ---------  --------
TOTAL U.S. GOVERNMENT AGENCIES
                                        ---------  --------
(COST $86,380)                                       86,227

U.S. GOVERNMENT OBLIGATIONS - 43.7%
U.S. TREASURY NOTES - 43.7%
      2.50%, 5/31/06                       17,168    17,070
      2.63%, 11/15/06                      16,945    16,820
      3.50%, 11/15/06                       3,000     3,025
      2.75%, 8/15/07                        8,550     8,456
      3.00%, 11/15/07                      10,170    10,107
      3.63%, 7/15/09                       14,364    14,405
                                        ---------  --------
                                                     69,883
                                        ---------  --------
TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        ---------  --------
(COST $70,137)                                       69,883

SHORT-TERM INVESTMENT - 2.4%
    FHLB Discount Note,
      1.01%, 1/3/05                         3,768     3,768
                                        ---------  --------
TOTAL SHORT-TERM INVESTMENT
                                        ---------  --------
(COST $3,768)                                         3,768
TOTAL INVESTMENTS - 100.0%
                                        ---------  --------
(COST $160,285)                                    $159,878

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

At December 31, 2004, the quality distribution for the Short Intermediate U.S. Government Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                    PERCENTAGE
--------------------                    ----------
AAA                                       100.0%
                                          -----
Total                                     100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments             $160,285
                                            --------
Gross tax appreciation of investments       $    246
Gross tax depreciation of investments           (653)
                                            --------
Net tax depreciation of investments         $   (407)
                                            --------

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS

 TAX-EXEMPT FUND

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
MUNICIPAL BONDS - 97.2%
ARIZONA - 3.4%
   Arizona Student Loan Acquisition
     Authority Revenue Refunding
     Bonds, Series A-1 (AMT)
     (Student Loans Gtd.),
     5.90%, 5/1/24                            $ 1,000    $ 1,071
   Maricopa County Unified School
     District No. 11 Peoria G.O.
     Unlimited Bonds, Unified Project of
     1991 , Prerefunded,
     5.50%,7/1/05                               1,500      1,541
   Maricopa County Unified School
     District No. 41 Gilbert G.O.
     Unlimited Bonds,
     6.25%,  7/1/15                               235        253
   Maricopa County Unified School
     District No. 41 Gilbert G.O.
     Unlimited Bonds, Prerefunded,
     6.25%, 7/1/08                              2,765      3,114
   Maricopa County Unified School
     District No. 69 Paradise Valley G.O.
     Unlimited Bonds, Series B,
     8.50%,  7/1/06                             5,500      5,994
   Mesa IDA Student Housing Revenue
     Bonds, Series A, ASU
     East/Maricopa College,
     6.00%, 7/1/32                              1,000      1,014
   Pinal County COP,
     5.00%, 12/1/29                             2,500      2,502
   Tucson G.O. Refunding Bonds
     (FGIC Insured),
     4.00%, 7/1/15                              1,000      1,019
                                              -------    -------
                                                          16,508
                                              -------    -------
CALIFORNIA - 18.2%
   Anaheim PFA Revenue Bonds,
     Electric System Distributing
     Facilities (MBIA Insured),
     5.00%, 10/1/28                             2,345      2,407
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     6.00%, 5/1/14                             12,000     13,906
   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                             15,000     16,026
   California State G.O. Unlimited Bonds,
     5.75%,  5/1/30                             2,500      2,737
   Castaic Lake Water Agency
     Capital Appreciation Revenue COP,
     Water System Improvement Project
     (AMBAC Insured),
      0.00%, 8/1/28                             3,275        945
   Clovis Unified School District
     Capital Appreciation G.O. Unlimited
     Bonds, Series A, Election of 2004
     (FGIC Insured),
     0.00%, 8/1/25                              5,000      1,763
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     5.50%, 6/1/19                              2,250      2,346
     5.38%, 6/1/28                              2,500      2,595
     5.60%, 6/1/28                              1,250      1,311
     5.50%, 6/1/43                              5,000      5,229
   Huntington Beach Union High School
     District G.O. Bonds, Election 2004
     (FSA Insured),
     5.00%, 8/1/29                              2,500      2,587
   Kern High School District G.O.
     Unlimited Refunding Bonds,
     Series A (MBIA Insured),
     6.60%, 2/1/17                              1,845      2,183
     6.60%, 8/1/17                              1,825      2,160
   Los Angeles Convention & Exhibition
     Center  Authority COP, Prerefunded,
     9.00%, 12/1/05                            12,000     12,752
   Los Angeles Department of Water &
     Power Electric Plant Revenue
     Bonds, Prerefunded,
     6.00%, 2/15/05                             1,060      1,076
   Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                             1,000      1,063
   Moreland School District G.O.
     Unlimited Bonds, Series C,
     Election of  2002 (FGIC Insured),
     0.00%, 8/1/28                              3,000        815
   North Orange County Community
     College district capital
     Appreciation G.O. Unlimited Bonds,
     Series B, Election of 2002
     (FGIC Insured),
     0.00%, 8/1/24                              1,880        705

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                PRINCIPAL
                                                 AMOUNT     VALUE
                                                 (000S)    (000S)
                                               ---------   -------
MUNICIPAL BONDS - 97.2% - CONTINUED
CALIFORNIA - 18.2% - (CONTINUED)
   Orange County Sanitation District
     COP (FGIC Insured),
     5.25%, 2/1/28                                 12,310  $13,033
   University of California Revenue
     Bonds, Series Q, Multiple Purpose
     Projects (FSA Insured),
     5.00%, 9/1/31                                  1,500    1,535
   Walnut Valley Unified School District
     G.O. Unlimited Bonds, Series A
     (MBIA Insured),
     Escrowed to Maturity,
     6.00%, 8/1/13                                  1,000    1,192
                                               ----------  -------
                                                            88,366
                                               ----------  -------
COLORADO - 1.2%
   Colorado Health Facilities Authority
     Revenue Bonds, Portercare
     Adventist Health Hospital,
     6.50%, 11/15/31                                1,000    1,101
   Denver City & County Revenue
     Refunding Bonds,
     Series E (AMT)(FGIC Insured),
     5.50%, 11/15/18                                1,000    1,089
   Denver City & County Special
     Facilities Airport Revenue Bonds,
     Series A (AMT), Rental Car Project
     (MBIA Insured),
     6.00%, 1/1/14                                  3,360    3,719
                                               ----------  -------
                                                             5,909
                                               ----------  -------
CONNECTICUT - 3.3%
   Connecticut State Special Tax
     Obligation Revenue Bonds,
     Series A, Transportation
     Infrastructure, Partially
     Prerefunded,
     7.13%, 6/1/10                                  8,625   10,263
   Connecticut State Special Tax
     Obligation Revenue Refunding
     Bonds, Series B(AMBAC Insured),
     5.00%, 7/1/15                                  5,000    5,566
                                               ----------  -------
                                                            15,829
                                               ----------  -------
FLORIDA - 10.6%
   Crossings at Fleming Island
     Community Development District
     Special Assessment Revenue
     Refunding Bonds, Series C,
     7.05%, 5/1/15                                  1,800    1,924
   Florida State Board of Education
     Capital Outlay G.O. Unlimited
     Bonds,
     9.13%, 6/1/14                                  2,090    2,809
   Florida State Board of Education
     Capital Outlay G.O. Unlimited
     Refunding Bonds, Escrowed to
     Maturity,
     9.13%, 6/1/14                                    325      436
   Florida State Broward County
     G.O. Unlimited Bonds,
     Escrowed to Maturity,
     10.00%, 7/1/14                                15,950   22,724
   Jacksonville Electric Systems
     Revenue Bonds, Series 3A,
     5.50%, 10/1/41                                 4,500    4,774
   Orlando Utilities Commission Water &
     Electric Revenue Refunding Bonds,
     Series D, Escrowed to Maturity,
     6.75%, 10/1/17                                 7,700    9,606
   Pinellas County Sewer Revenue
     Bonds (MBIA Insured),
     Escrowed to  Maturity,
     5.75%, 10/1/05                                 2,500    2,569
   Poinciana Community Development
     District Special Assessment
     Bonds, Series A,
     7.13%, 5/1/31                                  1,000    1,056
   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/15                                 4,975    5,686
                                               ----------  -------
                                                            51,584
                                               ----------  -------
GEORGIA - 3.4%
   De Kalb County Water & Sewer
     Revenue Bonds,
     5.38%, 10/1/35                                 6,200    6,644
   Forsyth County G.O. Unlimited Bonds,
     Prerefunded,
     6.00%, 3/1/10                                  3,290    3,812
   Gainesville & Hall County
     Development Authority Revenue
     Bonds, Series C,  Senior Living
     Facilities - Lanier Village,
     7.25%, 11/15/29                                2,000    2,139

                           NORTHERN FURNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT     VALUE
                                                          (000S)     (000S)
                                                        ---------   -------
MUNICIPAL BONDS - 97.2% - CONTINUED
GEORGIA - 3.4% - (CONTINUED)
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series B
     (FGIC Insured),
     6.38%, 1/1/16                                      $   2,300   $ 2,813
   Private Colleges & Universities
     Authority Student Housing
     Revenue Bonds, Series A, Mercer
     Housing Corp. Project,
     6.00%, 6/1/21                                          1,000     1,053
                                                        ---------   -------
                                                                     16,461
                                                        ---------   -------
ILLINOIS - 5.9%
   Bolingbrook Capital Appreciation G.O.
     Unlimited Bonds, Series B
     (MBIA Insured),
     0.00%, 1/1/33                                          1,400       300
   Chicago City O'Hare International
     Airport Third Lien Revenue Bonds,
     Series B-2 (AMT) (XLCA Insured),
     6.00%, 1/1/29                                         11,000    12,210
   Chicago Park District Parking
     Facilities Revenue Bonds
     (ACA Insured), Prerefunded,
     6.00%, 1/1/10                                          3,000     3,432
   Illinois Development Finance
     Authority Economic Development
     Revenue Bonds, Latin School of
     Chicago Project,
     5.60%, 8/1/18                                            350       363
   Illinois Educational Facilities
     Authority Student Housing
     Revenue Bonds, Educational
     Advancement Fund University
     Center Project,
     6.00%, 5/1/22                                            750       801
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                                        1,000     1,058
   Illinois State G.O. Bonds
     (MBIA Insured),
     4.50%, 9/1/22                                          5,155     5,215
   Metropolitan Pier & Exposition
     Authority Revenue Bonds,
     Series A, McCormick Place
     Expansion (MBIA Insured),
     5.25%, 6/15/42                                         5,000     5,246
                                                        ---------   -------
                                                                     28,625
                                                        ---------   -------
INDIANA - 7.1%
   Franklin Township Independent
     School Building Corp. Marion
     County First Mortgage Revenue
     Bonds, Prerefunded,
     6.50%, 7/15/10                                         5,000     5,987
   Hamilton County Independent Public
     Building Corp. First Mortgage G.O.
     Unlimited Bonds,
     7.25%, 8/1/13                                          4,200     5,274
   Indiana Development Finance
     Authority Environmental Revenue
     Refunding Bonds, USX Corp.
     Project,
     5.25%, Mandatory Put 12/2/11                           1,000     1,108
   Indiana HFA SFM Revenue Bonds,
     Series C-3 (AMT),
     6.30%, 7/1/31                                             90        90
   Indiana Office Building Commission
     Capital Complex Revenue Bonds,
     Series B (MBIA Insured),
     7.40%, 7/1/15                                          5,620     7,290
   Indianapolis City Industrial Utilities
     District Revenue Refunding Bonds,
     Series B (FGIC Insured),
     3.50%, 6/1/18                                          3,280     3,095
   Indianapolis City Industrial Utilities
     District Revenue Refunding Bonds,
     Series B (FGIC Insured),
     Escrowed to Maturity,
     5.00%, 6/1/06                                          1,740     1,808
     4.00%, 6/1/08                                          2,275     2,392
   Indianapolis Local Public
     Improvement Bond Bank Revenue
     Bonds, Series A, Waterworks
     Project (MBIA Insured),
     5.25%, 7/1/33                                          5,000     5,259
   Monroe County Hospital Authority
     Revenue Bonds, Series B,
     Bloomington Hospital Obligation
     Group (FSA Insured),
     6.00%, 5/1/29                                          2,000     2,209
                                                        ---------   -------
                                                                     34,512
                                                        ---------   -------
KANSAS - 0.4%
   Wichita Hospital Improvement
     Facilities Revenue Refunding
     Bonds, Series III,
     6.25%, 11/15/18                                        1,685     1,886
                                                        ---------   -------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT     VALUE
                                                          (000S)     (000S)
                                                        ---------   -------
MUNICIPAL BONDS - 97.2% - CONTINUED

KENTUCKY - 2.2%
   Louisville & Jefferson County
     Metropolitan Sewer District Sewer
     & Drain System Revenue Bonds,
     Series A (MBIA Insured),
     5.50%, 5/15/34                                     $  10,000   $ 10,895
                                                        ---------   --------
LOUISIANA - 1.9%
   Lafayette Utilities Revenue Bonds
     (MBIA Insured),
     5.00%, 11/1/28                                         5,000      5,177
   Louisiana Public Facilities Authority
     Revenue Bonds, Baton Rouge
     (MBIA Insured),
     5.25%, 7/1/33                                          3,690      3,858
                                                        ---------   --------
                                                                       9,035
                                                        ---------   --------
MASSACHUSETTS - 2.5%
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series P, Boston University
     (G.O. of Institution),
     6.00%, 5/15/59                                         2,000      2,303
   Massachusetts State Development
     Finance Agency Revenue
     Refunding Bonds, Series P, Boston
     University (XLCA-ICR G.O.of
     Institutional),
     5.38%, 5/15/39                                         3,000      3,254
   Massachusetts State Water Pollution
     Abatement Revenue Bonds,
     Series A, MWRA Program,
     6.00%, 8/1/19                                          3,000      3,658
   Massachusetts Water Resources
     Authority Revenue Bonds, Series C
     (G.O. of Authority),
     4.75%, 12/1/23                                         2,900      2,901
                                                        ---------   --------
                                                                      12,116
                                                        ---------   --------
MICHIGAN - 0.8%
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                                         2,500      2,551
   Wayne Charter County Revenue
     Refunding Bonds, Series C
     (FGIC Insured),
     5.38%, 12/1/15                                         1,000      1,116
                                                        ---------   --------
                                                                       3,667
                                                        ---------   --------
MINNESOTA - 0.7%
   Cohasset PCR Refunding Bonds,
     Allete, Inc. Project,
     4.95%, 7/1/22                                          1,000      1,020
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     5.70%, 1/1/17                                          1,445      1,482
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series A (MBIA Insured),
     5.35%, 7/1/17                                            770        806
                                                        ---------   --------
                                                                       3,308
                                                        ---------   --------
NEVADA - 0.5%
   Nevada State G.O. Limited Refunding
     Bonds, Nevada Municipal Bond
     Bank Project 20-23A,
     Escrowed to Maturity,
     7.20%, 7/1/06                                          2,540      2,573
                                                        ---------   --------
NEW JERSEY - 4.1%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.75%, 6/15/29                                         5,000      5,241
   New Jersey Economic Development
     Authority Revenue Bonds, Series F,
     School Facilities Construction
     (FGIC Insured),
     5.25%, 6/15/14                                         5,000      5,589
   New Jersey State Health Care
     Facilities Financing Authority
     Revenue Refunding Bonds,
     Atlantic City Medical Center,
     6.25%, 7/1/17                                          1,000      1,134
   New Jersey State Turnpike Authority
     Growth & Income Section Revenue
     Bonds, Series B (AMBAC Insured),
     0.00%, 1/1/35                                          5,000      3,042
   New Jersey State Turnpike Authority
     Revenue Bonds, Series C-1
     (AMBAC Insured),
     5.00%, 1/1/35                                          5,000      5,082
                                                        ---------   --------
                                                                      20,088
                                                        ---------   --------
NEW YORK - 11.4%
   Dutchess County IDA Civic Facilities
     Revenue Bonds, Bard College Civic
     Facilities,
     5.75%, 8/1/30                                          2,000      2,143

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  TAX-EXEMPT FUND (continued)

                                            PRINCIPAL
                                             AMOUNT     VALUE
                                             (000S)    (000S)
                                            ---------  -------
MUNICIPAL BONDS - 97.2% - CONTINUED
NEW YORK - 11.4%   -  (CONTINUED)
   Nassau County Interim Finance
     Authority Revenue Bonds,
     Series A, Sales Tax Secured,
     Prerefunded,
     5.63%, 11/15/05                        $ 1,835    $ 1,910
   New York City G.O. Unlimited Bonds,
     Series A,
     6.00%, 5/15/30                           1,005      1,125
   New York City G.O. Unlimited Bonds,
     Series H,
     5.00%, 8/1/12                            8,000      8,696
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT) Airis JFK I LLC Project,
     6.00%, 7/1/27                              500        510
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Bonds, Series A
     (MBIA-IBC Insured), Prerefunded,
     5.50%, 6/15/05                           5,000      5,081
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Bonds, Series B,
     Prerefunded,
     6.00%, 6/15/10                           1,940      2,263
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Bonds, Series E,
     5.00%, 6/15/34                           1,000      1,021
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Crossover
     Refunding Bonds, Series B,
     6.00%, 6/15/33                           1,160      1,347
   New York City Transitional Finance
     Authority Revenue Bonds,
     Series B, Future Tax Secured,
     Prerefunded,
     6.00%, 5/15/10                           4,000      4,661
     6.13%, 5/15/10                           2,000      2,343
   New York State Dormitory Authority
     Revenue Bonds, Series A,
     Court Facilities,
     5.50%, 5/15/19                           1,000      1,096
   New York State Dormitory Authority
     Revenue Bonds, Series A,
     University Dormitory Facilities,
     Prerefunded,
     6.25%, 7/1/10                            1,115      1,316
   New York State Dormitory Authority
     Revenue Bonds, St. John's
     University (MBIA Insured),
     5.25%, 7/1/25                            5,000      5,331
   New York State Thruway Authority
     Service Contract Revenue Bonds,
     Local Highway & Bridge
     (AMBAC Insured), Prerefunded,
     5.38%, 4/1/10                            3,110      3,527
   Port Authority New York & New
     Jersey Revenue Bonds, Series 109
     (G.O. of Authority),
     5.38%, 1/15/32                           2,000      2,100
   Tobacco Settlement Financing
     Authority Revenue Bonds,
     Series C-1,
     5.50%, 6/1/16                           10,000     11,032
                                            -------    -------
                                                        55,502
                                            -------    -------
NORTH CAROLINA - 3.3%
   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Refunding Bonds,
     Series A, Escrowed to Maturity,
     6.50%, 1/1/18                            2,655      3,366
   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Refunding Bonds,
     Series B,
     7.00%, 1/1/08                           10,000     11,130
   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Refunding Bonds,
     Series D,
     6.75%, 1/1/26                            1,250      1,389
                                            -------    -------
                                                        15,885
                                            -------    -------
OHIO - 0.9%
   Columbus Ohio City School District
     G.O. Bonds, School Facilities
     Construction & Improvement
     (FSA Insured),
     5.25%, 12/1/27                           1,115      1,201

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

                                            PRINCIPAL
                                             AMOUNT    VALUE
                                             (000S)    (000S)
                                           ---------  -------
MUNICIPAL BONDS - 97.2% - CONTINUED
OHIO - 0.9% - (CONTINUED)
   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series A-1, Residential
     Mortgage-Backed Securities
     (Colld. by GNMA Securities).
     5.70%, 3/1/17                         $    775   $    803

   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series C (AMT), Residential
     Mortgage-Backed Securities
     (Colld. by GNMA Securities),
     5.15%, 3/1/13                            1,170      1,220
   Plain Local School District G.O.
     Unlimited Bonds (FGIC Insured),
     6.00%, 12/1/25                             190        219
   Plain Local School District G.O.
     Unlimited Bonds (FGIC Insured),
     Prerefunded,
     6.00%, 6/1/11                              810        945
                                           --------   --------
                                                         4,388
                                           --------   --------
OKLAHOMA - 1.9%
   McGee Creek Authority Water
     Revenue Bonds (MBIA Insured),
     6.00%, 1/1/13                            6,000      6,906
   Payne County Economic Development
     Authority Student Housing
     Revenue Bonds, Series A,
     Collegiate Housing Foundation,
     Prerefunded,
     6.38%, 6/1/11                            2,000      2,354
                                           --------   --------
                                                         9,260
                                           --------   --------
OREGON - 0.6%
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series E,
     SFM Program (FHA Insured)
     6.15%, 7/1/30                              675        708
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series F,
     SFM Project,
     5.55%, 7/1/30                            2,265      2,338
                                           --------   --------
                                                         3,046
                                           --------   --------
PENNSYLVANIA - 2.2%
   Allegheny County Port Authority
     Special Revenue Bonds,
     Transportation (MBIA Insured),
     Prerefunded,
     6.13%, 3/1/09                            1,635      1,877
   Montgomery County Higher
     Education & Health Authority
     Revenue Bonds, Series A,
     Philadelphia Geriatric Center,
     7.38%, 12/1/30                           3,000      3,170
   Pennsylvania Housing Finance
     Agency SFM Revenue Bonds,
     Series 72A (AMT),
     4.80%, 4/1/12                              750        786
   Pennsylvania State Higher
     Educational Facilities Authority
     Revenue Bonds, LaSalle University,
     5.50%, 5/1/34                            1,330      1,370
   Pennsylvania State Higher
     Educational Facilities Authority
     Revenue Bonds, Series A,
     UPMC Health System,
     6.00%, 1/15/22                           1,750      1,915
   Pennsylvania State Higher
     Educational Facilities Authority
     Student Housing Revenue Bonds,
     Series A, Student Association, Inc.
     Project,
     6.75%, 9/1/32                            1,475      1,547
                                           --------   --------
                                                        10,665
                                           --------   --------
PUERTO RICO - 2.9%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series B, Prerefunded,
     6.00%, 7/1/10                            2,000      2,311
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D,
     5.25%, 7/1/38                           11,260     11,684
                                           --------   --------
                                                        13,995
                                           --------   --------
RHODE ISLAND - 0.7%
   Rhode Island Economic Development
     Corp. Airport Revenue Bonds,
     Series B (FGIC Insured),
     6.50%, 7/1/18                            3,000      3,494
                                           --------   --------

          NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
MUNICIPAL BONDS - 97.2% - CONTINUED
SOUTH CAROLINA - 0.6%
   Piedmont Municipal Power Agency
     Capital Appreciation Revenue
     Refunding Bonds, Subseries A-2
     (AMBAC Insured),
     0.00%, 1/1/28                                     $    5,000  $  1,471
     0.00%, 1/1/29                                          5,000     1,382
                                                       ----------  --------
                                                                      2,853
                                                       ----------  --------
TEXAS - 4.4%
   Austin Independent School District
     G.O. Refunding Bonds (PSF Gtd.),
     5.00%, 8/1/11                                          4,000     4,425
   Birdville Independent School District
     Capital Appreciation G.O. Unlimited
     Bonds (PSF Gtd.),
     0.00%, 2/15/19                                         1,795       804
   Denton Utility System Improvement
     Revenue Refunding Bonds
     (FSA Insured),
     4.50%, 12/1/22                                         1,000     1,008
   Harris County Health Facilities
     Development Corp. Christus Health
     Revenue Bonds, Series A
     (MBIA Insured),
     5.50%, 7/1/09                                          1,500     1,663
   Judson Independent School District
     G.O. Unlimited Bonds, Series B,
     School Building (FSA Insured),
     5.00%, 2/1/19                                          1,505     1,611
   Lamar Consolidated Independent
     School District G.O. Unlimited
     Bonds (PSF Gtd.),
     6.00%, 2/15/13                                         2,400     2,679
   Parker County Hospital District
     Revenue Bonds, Campbell Health
     System,
     6.25%, 8/15/19                                         1,000     1,031
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     5.50%, 10/1/10                                         1,000     1,110
     6.00%, 10/1/16                                         1,000     1,096
     6.00%, 10/1/21                                         1,250     1,346
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                          1,150     1,160
   Texas State Veterans Housing
     Assistance G.O. Unlimited Bonds,
     Series C (AMT), Fund II,
     6.10%, 6/1/21                                          3,000     3,249
   Waxahachie Independent School
     District Capital Appreciation G.O.
     Unlimited Bonds (PSF Gtd.),
     0.00%, 8/15/16                                           240       130
     0.00%, 8/15/23                                           190        63
     0.00%, 8/15/28                                           305        73
     0.00%, 8/15/30                                           320        67
                                                       ----------  --------
                                                                     21,515
                                                       ----------  --------
WASHINGTON - 2.1%
   Washington State G.O. Unlimited
     Bonds, Series B & AT-7,
     6.40%, 6/1/17                                          5,200     6,349
   Washington State G.O. Unlimited
     Bonds, Series 3C, Motor Vehicle
     Fuel (MBIA Insured),
     0.00%, 6/1/18                                          5,000     2,684
   Washington State G.O. Unlimited
     Bonds, Series D, Motor Vehicle
     Fuel Tax (FGIC Insured),
     5.38%, 1/1/22                                          1,000     1,044
                                                       ----------  --------
                                                                     10,077
                                                       ----------  --------
TOTAL MUNICIPAL BONDS
                                                       ----------  --------
(COST $439,449)                                                    472,042

                                                         NUMBER     VALUE
                                                        OF SHARES   (000S)
                                                       ---------- ----------
INVESTMENT COMPANIES - 2.8%
   AIM Tax Exempt Cash Fund                            13,656,841     13,657
   Dreyfus Tax-Exempt Cash
     Management Fund                                       32,039         32
                                                       ----------  ---------
TOTAL INVESTMENT COMPANIES
                                                       ----------  ---------
(COST $13,689)                                                        13,689

                                                       ----------  ---------
TOTAL INVESTMENTS - 100.0%
                                                       ----------  ---------
(COST $453,138)                                                    $ 485,731

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2004 (UNAUDITED)

At December 31, 2004, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENT
------------------------------                                  --------------
Airport                                                                     5.1%
Development                                                                 5.1
Facilities                                                                  7.8
General Obligation                                                         12.5
Higher Education                                                            5.2
Power                                                                       9.8
School District                                                             7.6
Transportation                                                              8.2
Utilities                                                                  15.0
All other sectors less than 5%                                             23.7
                                                                ---------------
Total                                                                    100.0%

At December 31, 2004, the quality distribution for the Tax-Exempt Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                              PERCENTAGE
--------------------------                                     ----------------
AAA                                                                        51.3%
AA                                                                         20.0
A                                                                          16.2
BBB                                                                         7.7
Not Rated                                                                   2.0
Cash & Equivalents                                                          2.8
                                                               ----------------
Total                                                                     100.0%

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $      453,138
                                                                 --------------
Gross tax appreciation of investments                            $       32,662
Gross tax depreciation of investments                                       (69)
                                                                 --------------
Net tax appreciation of investments                              $       32,593
                                                                 --------------

                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                         DECEMBER 31, 2004 (UNAUDITED)

   US GOVERNMENT FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                       (000S)        (000S)
                                                     ----------    ----------
U.S. GOVERNMENT AGENCIES - 62.2% (1)
FANNIE MAE - 39.7%
     3.00%, 3/2/07                                   $    1,365    $    1,356
     3.75%, 5/17/07                                       5,560         5,570
     4.25%, 7/15/07                                      26,500        27,055
     3.00%, 8/15/07                                       2,450         2,426
     6.00%, 5/15/08                                      11,000        11,836
     4.38%, 9/15/12                                       1,800         1,801
     4.13%, 4/15/14                                       2,350         2,278
   Pool #555649,
     7.50%, 10/1/32                                       1,077         1,154
   Pool #725185,
     5.00%, 2/1/19                                        9,502         9,663
   Pool #725787,
     5.00%, 9/1/19                                        7,823         7,954
   Pool #753715,
     6.00%, 12/1/18                                       2,404         2,521
   Pool #761468,
     4.50%, 5/1/19                                        2,000         1,995
   Pool #777357,
     4.50%, 5/1/19                                        9,411         9,387
                                                     ----------    ----------
                                                                       84,996
                                                     ----------    ----------
FREDDIE MAC - 21.5%
     2.88%, 12/15/06                                     19,595        19,458
     4.25%, 5/4/09                                        1,850         1,853
     4.25%, 7/15/09                                       5,870         5,972
     6.63%, 9/15/09                                      15,000        16,775
     4.75%, 12/8/10                                       1,640         1,648
   Pool #410092,
     3.67%, 11/1/24                                         261           268
                                                     ----------    ----------
                                                                       45,974
                                                     ----------    ----------
FREDDIE MAC GOLD - 1.0%
   Pool #A17500,
     6.50%, 1/1/34                                        1,972         2,070
                                                     ----------    ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%
   Pool #268360,
     10.00%, 4/15/19                                         46            51
   Pool #270288,
     10.00%, 6/15/19                                         28            32
                                                     ----------    ----------
                                                                           83
                                                     ----------    ----------
TOTAL U.S. GOVERNMENT AGENCIES
                                                     ----------    ----------
(COST $130,954)                                                       133,123

U.S. GOVERNMENT OBLIGATIONS - 35.6%
U.S. TREASURY NOTES - 35.6%
     2.63%, 11/15/06                                     15,270        15,157
     3.13%, 5/15/07                                      13,425        13,418
     3.00%, 11/15/07                                      9,615         9,556
     3.63%, 7/15/09                                       4,220         4,232
     5.00%, 8/15/11                                      14,485        15,421
     4.00%, 11/15/12                                      4,200         4,193
     4.25%, 11/15/14                                     14,168        14,205
                                                     ----------    ----------
                                                                       76,182
                                                     ----------    ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                     ----------    ----------
(COST $75,681)                                                         76,182

SHORT-TERM INVESTMENT - 2.2%
   FHLB Discount Note,
     1.01%, 1/3/05                                        4,640         4,639
                                                     ----------    ----------
TOTAL SHORT-TERM INVESTMENT
                                                     ----------    ----------
(COST $4,639)                                                           4,639

                                                     ----------    ----------
TOTAL INVESTMENTS - 100.0%
                                                     ----------    ----------
(COST $211,274)                                                    $  213,944

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

At December 31, 2004 the quality distribution for the U.S. Government Fund's percentage of investments was as follows:

QUALITY DISTRIBUTION                                           PERCENTAGE
------------------------                                  -------------------
AAA                                                                     100.0%
                                                          -------------------
Total                                                                   100.0%

Federal Tax Information:

As of December 31, 2004, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                     $ 211,274
                                                                    ---------
Gross tax appreciation of investments                               $   3,064
Gross tax depreciation of investments                                    (394)
                                                                    ---------
Net tax appreciation of investments                                 $   2,670

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
                                                       ---------  -------
MUNICIPAL INVESTMENTS - 100.0%
CALIFORNIA - 100.0%
ABAG Financing Authority for Non-Profit Corp.
Multifamily Revenue Bonds,                               $2,545   $2,545
Series 2000A, East Ridge Apartments (FNMA LOC),
2.06%, 1/7/05
ABAG Financing Authority for Non-Profit Corp.
Revenue Bonds,
Series 1998B, American Baptist Homes
West Project (U.S. Bank LOC),
2.15%, 1/3/05                                             1,000    1,000
ABAG Financing Authority for Non-Profit Corp.
Revenue Bonds,
Series 2002A (AMT), Action Courtyard Apartments
Project (Wells Fargo Bank LOC),
2.02%, 1/7/05                                             6,245    6,245
ABAG Financing Authority for Non-Profit Corp.
Revenue Bonds,
Series 2002 (AMT), The Bachenheimer Building
Project (FNMA Gtd.),
2.02%, 1/7/05                                             7,720    7,720
ABAG Financing Authority for Non-Profit Corp.
Revenue Bonds,
Series 2002A (AMT), Darling Florist Building
Project (FNMA Gtd.),
2.02%, 1/7/05                                             4,710    4,710
ABAG Financing Authority for Coros California,
Series 2004, Thacher Schools, (Thacher Schools CA
ABAC Finance Authority),
1.95% 1/7/05                                               4700    4,700
Alameda-Contra Costa California School Financing
Authorities Variable COP,
Series 2002J (KBC Bank LOC),
2.08%, 1/7/05                                             2,440    2,440
Series 2002K (KBC Bank LOC),
2.08%, 1/7/05                                             2,800    2,800
Alameda County IDA Revenue Bonds,
Series 1997A, Tool Family Partnership
(Wells Fargo Bank LOC),
2.02%, 1/7/05                                             1,245    1,245
Alameda County IDA Revenue Bonds,
Series 1998A (AMT), Nguyen Family Trust
(BNP Paribas LOC),
2.02%, 1/7/05                                             5,255    5,255
Alameda County IDA Revenue Bonds,
Series 1999A (AMT), West Coast Pack Project
(LaSalle Bank LOC),
2.02%, 1/7/05                                             3,200    3,200
Series 2000A (AMT), Niles Machine & Tool Project
(Wells Fargo Bank LOC),
2.02%, 1/7/05                                             3,350    3,350
Series 2001(AMT), Pacific Paper Tube Project
(Wells Fargo Bank LOC),
2.02%, 1/7/05                                             2,395    2,395
Alameda County IDA Revenue Bonds,
Series 2004 (AMT), Autumn Press, Inc. Project
(Wells Fargo Bank LOC),
2.09%, 1/7/05                                             2,332    2,332
Alameda County IDA Revenue Bonds,
Series 1995A (AMT), Heat and Control, Inc. Project
(Comerica Bank LOC),
2.05%, 1/7/05                                             1,610    1,610

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT   VALUE
                                                                 (000S)   (000S)
                                                              ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
Barstow Multifamily Housing Revenue Bonds,
Series 1999 (AMT), Rimrock Village Apartments Project
(FHLB Indianapolis LOC),
2.00%, 1/7/05                                                    3,150    3,150
California Department of Water Resources Power Supply
Revenue Bonds,
Series 2002B-1 (Bank of New York LOC),
2.20%, 1/3/05                                                   21,200   21,200
Series 2002B-2 (BNP Paribas LOC),
2.25%, 1/3/05                                                      600      600
Series 2002C-7 (FSA Insured),
2.00%, 1/7/05                                                   10,100   10,100
California Economic Development Financing Authority
Revenue Bonds,
Series 1998 (AMT), Fricke-Parks Press Project
(Wells Fargo Bank  LOC),
2.05%, 1/7/05                                                    1,990    1,990
California Economic Development Financing Authority
Revenue Bonds,
Series 1999 (AMT), Joseph Schmidt Confections Project
(BNP Paribas LOC),
2.02%, 1/7/05                                                    2,900    2,900
California Educational Facilities Authority Revenue Bonds,
Series 2003-45A, SocGen Municipal Trust Receipts,
University of Southern California, (1)
2.02%, 1/7/05                                                    5,000    5,000
California FHLMC Multifamily VRD Certificates,
Series M001A (AMT), Class A (FHLMC LOC),
2.14%  1/7/05                                                   39,756   39,756
California HFA Revenue Bonds (AMT),
Series 2002B, (FSA Insured),
2.30%, 1/3/05                                                   13,400   13,400
California HFA Revenue Bonds,
Series 2004E-1 (AMT),
1.65%,  1/7/05                                                   5,000    5,000
California HFA Revenue Bonds,
Series 2002M (AMT),
2.14%, 1/3/05                                                    2,500    2,500
California HFA Revenue Bonds,
Variable Rate Daily
Series 2002M (AMT),
2.14%,  1/3/05                                                  13,790   13,790
California Housing Authority Revenue Bonds (AMT),
Single Family Mortgage
Series A-2, P-Floats PT-258, (1)
2.04%, 1/7/05                                                    3,325    3,325

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT   VALUE
                                                                (000S)   (000S)
                                                             ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
California Infrastructure & Economic Development
IDR Bonds,
Series 1999 (AMT), Starter Alternator Project
(California State Teachers Retirement System LOC),
2.04%, 1/7/05                                                   2,700    2,700
California Infrastructure & Economic Development
Revenue Bonds,
J Paul Getty Trust,
Series 2003A,
1.17%, 2/1/05                                                   6,700    6,700
Series 2003C,
1.17%, 2/1/05                                                  14,000   14,000
Series 2003D,
1.17%, 2/1/05                                                  14,000   14,000
California Infrastructure & Economic Development
Revenue Bonds,
Series 2002 (AMT), 7/11 Material Inc. Project
(California State Teachers Retirement LOC),
2.05%, 1/7/05                                                   4,220    4,220
California Infrastructure & Economic Development
Revenue Bonds,
Series 2002A (AMT), Block & Brick Project
(U.S. Bank LOC),
2.00%, 1/7/05                                                   5,815    5,815
California Pollution Control Finance Authority Bonds,
Merrill Lynch P-Floats PA-538R, San Diego Gas & Electric
(MBIA Insured), (1)
2.04%, 10/7/04                                                  5,300    5,300
California Pollution Control Finance Authority Bonds,
Merrill Lynch P-Floats PA-633R, San Diego Gas & Electric
(MBIA Insured), (1)
2.04%, 1/7/05                                                  11,850   11,850
California Pollution Control Financing Authority
PCR Bonds,
Series 1997B, Pacific Gas & Electric
(JPMorgan Chase Bank LOC),
2.22%, 1/3/05                                                   3,900    3,900
California Pollution Control Finance Authority
Environmental Improvement Revenue Bonds,
Series 1997B (AMT) (Air Products & Chemicals Corp. Gtd.),
2.01%, 1/7/05                                                   6,000    6,000
California Pollution Control Finance Authority Bonds,
Series 1994 (AMT), Atlantic Richfield Company
Project (BP PLC LOC),
2.21%, 1/3/05                                                   7,350    7,350
California State RANs
Series 2004-5, (California 2004-05 Revenue Anticipated),
1.74%, 6/30/05                                                  7,400    7,446
California State Bonds, Series 2004C-2,
Economic Recovery Bonds,
2.20%, 1/3/05                                                   1,000    1,000

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                            ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
California State Department of Water Control Valley
Project Revenue Bonds,
Merrill Lynch P-Floats PT-1183, (1)
2.01%, 1/7/05                                                  8,525    8,525
California State Economic Recovery Bonds,
Series L19J, (Lehman Floating Rate Trust Receipts), (1)
2.05%, 1/7/05                                                  7,750    7,750
Series L20J, (Lehman Floating Rate Trust Receipts), (1)
2.05%, 1/7/05                                                  7,600    7,600
California State G.O. Bonds, Eagle Trust Series 20000507
(XLCA Insured), (1)
2.03%, 1/07/05                                                10,000   10,000
California State G.O. Bonds,
MERLOTS Series 2003-A29 (AMBAC Insured), (1)
2.03%, 1/7/05                                                 12,305   12,305
California State G.O. Bonds, Merrill Lynch
P-Floats Series PT-1257 (XLCA Insured), (1)
2.03%,1/7/05                                                  11,475   11,475
California State G.O. Bonds,
Series 2003B-4, Floating Rate Certificates
(Bank of New York LOC),
1.95%, 1/07/05                                                19,750   19,750
California State G.O. Bonds,
Series 2003-1, ABN AMRO MuniTops Trust Certificates
(AMBAC Insured), (1)
2.02%, 1/7/05                                                  6,000    6,000
California State G.O. Bonds,
Series 2004 C11, Wachovia MERLOTS
(AMBAC Insured), (1)
2.03%, 1/7/05                                                 20,140   20,140
California State G.O. Bonds,
Kindergarten-University Public Education Facilities,
Series 2004A (Citibank LOC),
1.97%, 1/7/05                                                 12,900   12,900
California State University Financial Authority
Revenue Bonds,
Series 2001, Rental Housing (Citibank LOC),
1.60%, 8/1/05                                                  4,410    4,410
California State Public Works Board,
Series 2004, Regents of University of California
Lease Revenue,
3.00%, 11/1/05                                                 1,575    1,589

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
California Statewide Community Development
Authority Multifamily
Revenue Bonds, Series 2002B, Olen Jones Senior
Apartments Project
(Citibank LOC),
2.12%, 1/7/05                                            480      480
California Statewide Community Development
Authority Multifamily
Revenue Bonds, Series 2002S (AMT), Concord
Green Apartments (FHLB LOC),
2.01%, 1/7/05                                          4,900    4,900
California Statewide Community Development
Authority Multifamily
Revenue Bonds, Series 2002X (AMT),
Sharps & Flats Apartments,
(FNMA LOC),
2.02%, 1/7/05                                          9,700    9,700
California Statewide Community Development
Authority Revenue Bonds,
Series 2001B, Kaiser Permanente Project,
1.75%, 1/1/05                                          5,000    5,000
Series 2003B, Kaiser Permanente Project,
2.00%, 1/7/05                                          3,400    3,400
Series 2004M, Kaiser Permanente Project,
2.00%, 1/7/05                                          7,800    7,800
Series 2004M, Kaiser Permanente Project,
2.00%, 1/7/05                                          6,100    6,100
California Statewide Community Development
Authority Revenue Bonds (AMT),
Arms Apartments Project, Merrill Lynch P-Floats
PT-1863 (Merrill Lynch Gtd.), (1)
2.10%, 1/7/05                                          3,575    3,575
California Statewide Community Development
Authority Revenue Bonds,
Series 1999-176, Morgan Stanley Floating Rate
Certificates (FSA Insured), (1)
2.01%, 1/7/05                                         10,595   10,595
California Statewide Community Development
Authority Revenue Bonds,
Series 2000V (AMT), Aqua Vista Apartment
Project (FNMA LOC),
2.02%, 1/7/05                                          6,700    6,700
California Statewide Community Development
Authority Revenue Bonds,
Series 2001JJ (AMT), La Puente Apartments
Project (U.S. Bank LOC),
2.27%, 1/3/05                                          6,775    6,775
California Statewide Community Development
Authority Revenue Bonds,
Series 2001S  (AMT), Birchcrest Apartment
Project (U.S. Bank  LOC),
2.27%, 01/3/05                                           800      800
California Statewide Community Development
Authority Revenue Bonds,
Series 2003-00 (AMT), Dublin Ranch Apartments
(Bank of America, N.A. LOC),
2.05%, 1/7/05                                         14,900   14,900
California Statewide Community Development
Authority Revenue Bonds,
Series 2003NN1 (AMT), Bay Vista Meadow Park
Project (Wells Fargo Bank LOC),
2.05%, 1/7/05                                          7,500    7,500

                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
                                                             ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
California Statewide Community Development
Authority Revenue Bonds,
Series 2004A (AMT), Maple Square Apartments
Project (Citibank LOC),
2.05%, 1/7/05                                                   4,600    4,600
California Statewide Community Development
Authority Revenue Bonds,
Series 2004 C (AMT), Avian Glen Apartments
Project (Citibank LOC),
2.05% 1/7/05                                                    8,150    8,150
California Statewide Community Development
Authority Revenue Bonds,
Series 2001, Gemological Institute
(AMBAC Insured Obligation)
1.96%, 1/7/05                                                  16,150   16,150
Charter Mac, Certificates
Series 2001, (MBIA Insured), (1)
2.05%, 1/7/05                                                  31,900   31,900
Contra Costa Water District Bonds,
Series 750, Morgan Stanley Floating Certificates
(FSA Insured), (1)
2.01%, 1/7/05                                                   6,330    6,330
Contra Costa,
Series 2003F, Park Regency (FNMA LOC)
2.00%, 1/7/05                                                 $ 6,900  $ 6,900
Emeryville Redevelopment Agency Multifamily
Revenue Bonds,
Series 2002A (AMT), Bay Street Apartments
(KeyBank LOC),
2.00%, 1/7/05                                                   3,400    3,400
Hayward Multifamily Housing Revenue Bonds,
Series 1984A, Shorewood Apartment Project
(FNMA LOC),
2.00%, 1/7/05                                                   4,500    4,500
Livermore Redevelopment Housing Revenue Bonds,
Series 2002A (AMT), Senior Housing Project
(Bank of America LOC),
2.20%, 1/3/05                                                  20,450   20,450
Los Angeles County Revenue Bonds,
Series 2003 (AMT), Castaic Senior Apartments
Project (FNMA LOC),
2.02%, 1/7/05                                                   9,300    9,300
Los Angeles Housing Revenue Bonds,
Series 1994 (AMT), Loans to Lenders Program
(FHLB LOC),
2.20%, 1/3/05                                                   2,991    2,991
Los Angeles IDA Empowerment Zone Facilities
Revenue Bonds,
Series 2003, Green Farms Project (Comerica Bank LOC),
2.00%, 1/7/05                                                   3,000    3,000
Los Angeles IDA Empowerment Zone Revenue Bonds,
Series 2001 (AMT),
Megatoys Project (California State Teachers Retirement LOC),
2.04%, 1/7/05                                                   2,100    2,100

                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
Los Angeles IDA Revenue Bonds,
Series 1998 (AMT), Delta Tau Data System Project
(California State Teachers Retirement  LOC),
2.04%, 1/7/05                                          5,110    5,110
Los Angeles IDA Revenue Bonds,
Series 2001 (AMT), Wing Hing Noodle Co. Project
(Comerica Bank California LOC),
2.04%, 1/7/05                                          2,900    2,900
Los Angeles Multifamily Revenue Bonds,
Series 1997D (AMT), Mission Village Terrace
Project (FHLB LOC),
2.02%, 1/7/05                                          3,540    3,540
Los Angeles Multifamily Revenue Bonds,
Series 2002E, Harvard Yard Apartments Project
(FHLB LOC),
2.02%, 1/7/05                                        $ 5,875  $ 5,875
Los Angeles Multifamily Revenue Bonds,
Series 2003A (AMT), Asbury Apartments Project
(Citibank LOC),
2.01%,1/7/05                                           5,600    5,600
Los Angeles Redevelopment Agency Revenue Bonds,
Series 2003A, Wilshire Station Apartments
(Fleet National Bank LOC),
2.20%, 1/3/05                                          5,000    5,000
Los Angeles Unified School District, MERLOTS,
Series 2003A22 (FSA Insured), (1)
2.03%, 1/7/05                                         15,405   15,405
Los Angeles Unified School District TRAN,
Series 2004A,
3.00%, 9/1/05                                         20,000   20,197
Los Angeles Wastewater Revenue Bonds,
Series 2001A (FGIC Insured),
2.15%, 12/15/05                                       10,000   10,000
Series 2001B (FGIC Insured),
2.15%, 12/15/05                                       12,000   12,001
Metropolitan Water District of Southern
California Waterworks Revenue Bonds,
Citigroup ROCS RR II R 2040, (1)
2.02%, 1/7/05                                          8,895    8,895
Metropolitan Water District of Southern
California Waterworks Revenue Bonds,
Series 2004C,
1.96%, 1/7/05                                          5,000    5,000
MSR Public Power Agency,
Series 1998F, San Juan Project Sub Lien
(MBIA Insured)
2.20%, 1/3/05                                            850      850
Oakland California Revenue Bonds,
Series 2003-A, ABN AMRO MuniTops Trust
Certificates (MBIA Insured), (1)
2.02%, 1/7/05                                          8,935    8,935

                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
                                                     ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
Oakland California TRAN,
Series 2004-2005,
3.00%, 7/27/05                                          5,000    5,043
Oakland California Revenue Bonds,
1800 Harrison Found, MERLOTS Series 2000M
(AMBAC Insured), (1)
2.03%, 1/7/05                                           3,000    3,000
Orange County Sanitation District
Revenue Bonds,
Series 2000-A,
2.15%, 1/3/05                                             550      550
Series 2000-B,
2.15%, 1/3/05                                             805      805
Orange County Housing Authority
Revenue Bonds,
Series 1998 I, Oasis Martinique Project
(FNMA Gtd.),
1.97%, 1/7/05                                           3,600    3,600
Oxnard California Financing Authority
Revenue Bonds,
Headworks & Septic Systems Conv-B
(AMBAC Insured),
2.00%, 1/7/05                                           8,000    8,000
Palmdale Community Redevelopment Mortgage
Revenue Bonds,
MERLOTS Series 2000-TTT (AMT)
(Colld. by U.S. Government Securities), (1)
2.08%, 1/7/05                                           6,025    6,026
Pasadena COP,
Series 1991, Rose Bowl Improvements Project
(Bank of New York LOC),
2.00%, 1/7/05                                             875      875
Sacramento County Multifamily Housing Authority
Revenue Bonds,
Series 1992A (AMT), Shadowood Apartment Project
(General Electric Capital Corp LOC), (1)
2.05%, 1/7/05                                          18,500   18,500
Sacramento County Sanitation District
Revenue Bonds,
MERLOTS Series 2000-SSS
(Colld. by U.S. Government Securities), (1)
2.03%, 1/7/05                                           7,500    7,500
Sacramento County TRAN,
Series 2004A,
3.00%, 7/11/05                                          4,725    4,757
Sacramento Housing Roaring Fork Trust
Receipts (AMT)
(Colld. by FNMA Securities), (1)
2.06%, 1/7/05                                           7,245    7,245
Sacramento Multifamily Housing Authority
Revenue Bonds,
Series 2001B (AMT), California Place
Apartments (FNMA Gtd.),
2.00%, 1/7/05                                           4,500    4,500

                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       (000S)         (000S)
                                                     ----------       ------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
Sacramento-Yolo Port District VRDB,
Series 1997A (AMT), California Free Trade
Zone Project
(Wells Fargo Bank LOC),
2.03%, 1/7/05                                         $ 1,400        $ 1,400
San Bernardino Country Multifamily Housing
Revenue Bonds,
Series 1993, Monterey Villas Apartments Project
(FHLB LOC),
2.01%, 1/7/05                                           1,700          1,700
San Diego Multifamily Housing Authority
Revenue Bonds,
Series 2000A (AMT), Stratton Apartments Project
(FNMA Gtd.),
2.02%, 1/7/05                                           3,300          3,300
San Francisco City & County Airports Commission
International
Airport Revenue Bonds (AMT), Merrill P-Floats
PA-661 R-A (FSA Insured), (1)
2.07%, 1/7/05                                           6,905          6,905
San Francisco City & County Redevelopment
Agency Multifamily Housing
Revenue Bonds, Bayside Village Project
(JPMorgan Chase Bank LOC),
Series 1985A
1.98%, 1/7/05                                           5,200          5,200
Series 1985B
1.98%, 1/7/05                                           5,400          5,400
San Francisco City & County Redevelopment
Agency Multifamily Housing Revenue Bonds,
Series 2001B (AMT), Ocean Beach Apartments
Project (Citibank LOC),
2.07%, 1/7/05                                           1,300          1,300
San Francisco City & County Redevelopment
Agency Multifamily Housing Revenue Bonds,
Series 2002A (AMT), Leland Polk Senior
Community (Citibank LOC),
2.10%, 1/7/05                                           4,965          4,965
San Jose Multifamily Housing Revenue Bonds,
Series 2004A, Tresles Apartments Project
(FHLMC LOC),
2.04%, 1/7/05                                           3,675          3,675
San Leandro Multifamily Revenue Bonds,
Series 1997A (AMT), Carlton Plaza (FNMA LOC),
2.00%, 1/7/05                                          11,220         11,220
Santa Cruz Redevelopment Agency Multifamily
Housing Revenue Bonds,
Series 2002A (AMT), Shaffer Road Apartments
Project (Bank of America LOC),
2.05%, 1/7/05                                          10,000         10,000

                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
CALIFORNIA - 100.0% - (CONTINUED)
Sequoia Unified High School District
Revenue Bonds,
Series 2003-2, ABN AMRO MuniTops Certificates
(MBIA Insured), (1)
2.02%, 1/7/05                                         12,945     12,945
Simi Valley Unified School District,
Series 2004, ABN AMRO MuniTops Certificates
(MBIA Insured), (1)
2.02%, 1/7/05                                        $ 6,995   $  6,995
South Coast Local Education Agencies,
Series 2004, TRAN,
3.00%, 6/30/05                                        10,000     10,075
State of California TRAN,
Series 2004 L71J-Reg D, Lehman Trust
Receipts, (1)
2.05%, 1/7/05                                         20,000     20,000
SunAmerica Pooled Puttable Floating Option
Tax-Exempt Receipts,
Series 2001-1 (AMT), Class A Certificates
(FHLMC Gtd.), (1)
2.07%, 1/07/05                                        36,050     36,050
Western Placer Unified School District COP,
Series 2003 (Bank of America LOC),
2.03%, 1/7/05                                          5,575      5,575
Windsor Multifamily Housing Revenue Bonds,
Series 1995A (AMT), Oakmont at Windsor Project
(FNMA LOC),
2.02%, 1/7/05                                          4,015      4,015
                                                    --------   --------
                                                                925,408
                                                    --------   --------
FLORIDA - 0.0%
Brevard County, Florida Health Center Facility
Revenue Bonds,
Series 2003, Health First Incorporated Project
(Sun Trust Bank LOC),
2.22%, 1/3/05                                            400        400
                                                    --------   --------
TOTAL MUNICIPAL INVESTMENTS (COST $925,808)                     925,808
                                                    --------   --------

TOTAL INVESTMENTS - 100.0% (COST $925,808) (2)                 $925,808

                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

At December 31, 2004, the California Municipal Money Market Fund's investments were diversified as follows:

INDUSTRY SECTOR                                                    PERCENTAGE
-----------------------------------------------                    ----------
Air, Water Services & Solid Waste Management                             6.3%
Educational Services                                                     5.9
Executive, Legislative & General Government                             22.1
Gas & Electrical Services & Combined Utilities                           6.2
Housing Programs                                                        17.8
Real Estate                                                              6.9
Urban & Community Development                                           11.1
All other sectors less than 5%                                          23.7
                                                                     -------
Total                                                                 100.0%

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the value of these securities amounted to approximately $320,071,000 or 34.6% of total investments.

(2) The cost for federal income tax purposes was $925,808.

                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments Assurance Corp.

AMBAC     American Municipal Bond Assurance Corporation

AMT     Alternative Minimum Tax

Colld.     Collateralized

FGIC     Financial Guaranty Insurance Corporation

FHLB     Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA     Fannie Mae

FSA     Financial Security Assurance

G.O.     General Obligation

Gtd.     Guaranteed

HFA     Housing Finance Authority

IDA     Industrial Development Authority

IDR    Industrial Development Revenue

LOC     Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS     Municipal Exempt Receipts Liquidity Optional Tender

PCR     Pollution Control Revenue

P-Floats      Puttable Floating Rate Security

RAN     Revenue Anticipation Note


                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)


DECEMBER 31, 2004 (UNAUDITED)

ROCS    Reset Option Certificates

TRAN     Tax and Revenue Anticipation Notes

VRD     Variable Rate Demand

VRDB     Variable Rate Demand Bonds

XLCA    XL Capital Assurance

                           MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

                                                  PRINCIPAL
                                                   AMOUNT    VALUE
                                                   (000S)    (000S)
                                                 ---------  -------
ASSET-BACKED NOTES - 1.1%
AUTO RECEIVABLES - 0.0%
Wachovia Auto Owner Trust,
  Series 2004-A, Class A1,
    1.57%, 6/20/05                                  1,287      1,287
                                                 --------   --------

INTERNATIONAL RECEIVABLES - 1.1%
Permanent Financing PLC,
  Series 5, Class 1A, FRN,
   2.35%, 1/10/05                                  38,000     38,000
  Series 6, Class 1A, FRN,
   2.34%, 1/10/05                                  40,000     40,000
                                                 --------   --------
                                                              78,000
                                                 --------   --------
OTHER RECEIVABLES - 0.0%
CIT Equipment Collateral Trust,
  Series 2004-VT1, Class A1,
   1.12%, 3/20/05                                     619        619
                                                 --------   --------
TOTAL ASSET-BACKED NOTES (COST $79,906)                       79,906
                                                 --------   --------

CERTIFICATES OF DEPOSIT - 21.0%

DOMESTIC CERTIFICATES OF DEPOSIT - 0.4%
Marshall & llsley Bank,
   2.50%, 3/29/05                                  13,000     12,999
   2.51%, 3/29/05, FRN                             14,000     13,994
                                                 --------   --------
                                                              26,993
                                                 --------   --------
FOREIGN CERTIFICATES OF DEPOSIT - 20.6%
Alliance & Leicester, London Branch,
   1.94%, 2/28/05                                  10,000     10,000
   2.30%, 5/9/05                                   10,000     10,000
Australia & New Zealand Bank, New York Branch,
   1.36%, 2/14/05                                  15,000     14,999
Banco Bilbao Viscaya Argentaria, London Branch,
   1.94%, 2/25/05                                  10,000     10,000
   1.94%, 2/28/05                                  20,000     19,999
Bank of Nova Scotia, New York Branch, FRN,
   2.35%, 1/28/05                                  50,000     49,996
   2.36%, 1/28/05                                  20,000     19,999
Banque Paribas, New York Branch, FRN,
   2.13%, 2/8/05                                   16,000     15,999
Barclays Bank, London Branch,
   1.90%, 2/25/05                                  53,000     53,000
Barclays Bank, New York Branch, FRN,
   2.32%, 1/11/05                                  15,000     14,999
   2.33%, 1/15/05                                  19,000     18,994
   2.35%, 1/24/05                                  50,000     49,997
   2.57%, 1/25/05                                  25,000     24,996
   2.45%, 1/26/05                                  15,000     14,999
   2.35%, 1/31/05                                  37,000     36,996
BNP Paribas, London Branch,
   2.16%, 6/7/05                                   20,000     19,999

                           MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
CERTIFICATES OF DEPOSIT - 21.0% - CONTINUED
FOREIGN CERTIFICATES OF DEPOSIT - 20.6% - (CONTINUED)
BNP Paribas, New York Branch,
   1.34%, 2/7/05                                         20,000     19,999
   1.36%, 2/14/05                                        30,000     29,999
   2.27%, 2/23/05, FRN,                                  36,000     35,998
   2.47%, 3/24/05, FRN,                                  19,000     18,999
CAYLON, London Branch,
   1.98%,  3/7/05                                        15,000     15,000
CIBC, New York Branch, FRN,
   2.22%, 1/4/05                                         30,000     29,999
Credit Suisse First Boston, New York Branch,
   2.08%, 1/10/05, FRN,                                   8,400      8,400
   2.36%, 2/22/05, FRN,                                  34,000     34,006
   2.15%, 6/8/05                                         15,000     15,000
Fortis Bank, New York Branch,
   1.94%, 2/28/05                                        25,000     24,999
HBOS Treasury Services, London Branch,
   1.91%, 2/28/05                                        60,000     60,000
   2.31%, 5/5/05                                         21,000     21,000
HBOS Treasury Services, New York Branch,
   1.27%, 1/10/05                                        14,000     14,000
ING Bank, London Branch,
   1.37%,  2/7/05                                        15,000     14,999
Lloyds Bank, New York Branch, FRN,
   2.00%, 1/25/05                                         9,000      8,994
   2.29%, 2/25/05                                        11,000     10,999
   2.31%, 3/1/05                                         10,000      9,994
   2.45%, 3/29/05                                        35,000     34,995
Monte Dei Paschi di Siena, London Branch,
   2.02%, 1/12/05                                        19,000     19,000
National Australia Bank, London Branch,
   1.28%, 4/5/05                                         31,000     31,000
Nordea Bank, New York Branch, FRN,
   2.30%, 2/28/05,                                       15,000     14,998
   2.40%, 3/14/05,                                       20,000     19,985
Nordea Bank Finland, New York Branch,
   2.35%, 1/31/05, FRN                                   10,000      9,998
   1.34%, 2/7/05                                         10,000     10,000
   1.36%, 2/14/05                                        20,000     19,999
Rabobank Nederland, New York Branch, FRN,
   2.45%, 3/24/05                                        35,000     34,997
Royal Bank of Canada, New York Branch, FRN,
   2.33%, 1/18/05                                        19,000     18,994
   2.35%, 1/31/05                                        50,000     49,998
Royal Bank of Scotland, New York Branch, FRN,
   2.29%, 1/10/05                                        50,000     49,992
   2.35%, 3/7/05                                         20,000     19,991
   2.46%, 3/30/05                                        20,000     19,988

                           MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
CERTIFICATES OF DEPOSIT - 21.0% - CONTINUED
FOREIGN CERTIFICATES OF DEPOSIT -  20.6% - (CONTINUED)
Societe Generale, London Branch,
   2.38%, 5/11/05                                         25,000      25,000
   2.61%, 6/6/05                                          40,000      40,000
   2.16%, 6/7/05                                          15,000      15,000
Societe Generale,  New York Branch, FRN,
   2.48%, 3/30/05                                         25,000      24,999
Toronto Dominion Bank, New York Branch,
   1.28%, 4/5/05                                          10,000       9,999
   2.30%, 5/3/05                                          45,000      45,000
   2.30%, 5/9/05                                          30,000      30,000
   2.20%, 6/10/05                                         12,000      12,000
UBS AG, Stamford Branch,
   2.34%, 3/8/05, FRN                                     40,000      39,980
   2.53%, 8/9/05                                          17,000      17,000
Unicredito Italiano, London Branch,
   1.97%,  2/10/05                                        16,000      15,999
   2.43%,  3/14/05                                        35,000      35,000
                                                        --------   ---------
                                                                   1,421,269
                                                        --------   ---------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,448,262)                    1,448,262
                                                        --------   ---------

COMMERCIAL PAPER - 22.9%

AUTO RECEIVABLES - 4.0%
 FCAR1, Owner Trust,
   1.91%,  2/15/05                                        15,000      14,964
   2.01%,  3/3/05                                         20,000      19,932
   2.00%,  3/7/05                                         18,000      17,935
   2.14%,  3/15/05                                        30,000      29,869
Ford Credit Floorplan Master Owner
Trust A, Motown Funding LLC, Series 2002-1, (1)
   2.18%,  1/7/05                                         30,000      29,989
   2.38%,  1/24/05                                        75,000      74,886
   2.35%,  2/2/05                                         15,000      14,969
   2.40%,  2/10/05                                        29,000      28,922
   2.42%,  2/17/05                                        44,000      43,860
                                                        --------   ---------
                                                                     275,326
                                                        --------   ---------
CREDIT CARD MASTER TRUSTS - 4.4%
Capital One Multi Execution Trust, (1)
   2.23%, 1/13/05                                         15,000      14,988
   2.24%, 1/19/05                                         10,000       9,988
Citibank Credit Card Master Trust,
   Dakota Certificates,
   2.34%, 1/7/05                                          25,000      24,990
   2.18%, 1/10/05                                         35,000      34,980
   2.22%, 1/18/05                                         15,000      14,984
   2.36%, 2/3/05                                          30,000      29,934
   2.36%, 2/4/05                                          15,000      14,966
   2.31%, 2/7/05                                          25,000      24,941

                           MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                PRINCIPAL
                                                 AMOUNT     VALUE
                                                 (000S)     (000S)
                                               ---------  -------
COMMERCIAL PAPER - 22.9% - CONTINUED
CREDIT CARD MASTER TRUSTS - 4.4% -(CONTINUED)
MBNA Credit Card Master Trust,
   Emerald Certificates, (1)
   2.08%, 1/5/05                                 30,000      29,993
   2.27%, 1/19/05                                17,000      16,981
   2.36%, 2/9/05                                 25,000      24,936
   2.39%, 2/16/05                                25,000      24,923
   2.41%, 2/22/05                                40,000      39,859
                                               --------    --------
                                                            306,463
                                               --------    --------
FOREIGN DEPOSITORY INSTITUTIONS - 2.3%
Banco Santander Central Hispano,
   2.08%, 3/22/05                                40,000      39,815
   2.55%, 6/1/05                                 75,000      74,199
   2.54%, 6/2/05                                 14,000      13,849
Northern Rock,
   2.13%, 2/3/05                                 15,000      14,971
SwedBank Inc.,
   2.61%, 6/2/05                                 20,000      19,780
                                               --------    --------
                                                            162,614
                                               --------    --------
INTERNATIONAL RECEIVABLES - 0.3%
Bills Securitization Ltd.,
  1.89%, 2/18/05                                 17,000      16,957
                                               --------    --------
MULTI-SELLER CONDUITS - 5.2%
Amstel Funding Corp.,
  1.89%, 1/31/05                                 18,000      17,972
  1.94%, 2/14/05                                 20,000      19,952
  2.39%, 3/7/05                                  10,000       9,956
  2.00%, 3/17/05                                 30,000      29,875
  2.10%, 3/29/05                                 18,000      17,909
Corporate Receivables Corp.,
  2.07%, 1/5/05                                  14,000      13,996
Edison Asset Securitization Corp.,
  2.00%,  3/15/05                                55,000      54,777
Eiffel Funding LLC,
  2.10%, 1/5/05                                  20,000      19,995
  2.08%,  1/25/05 (1)                            62,936      62,848
Legacy Capital LLC,
  2.29%, 2/15/05                                  7,000       6,980
  2.03%, 3/4/05                                  16,000      15,994
Lexington Parker Capital,
  2.24%, 1/4/05, FRN                             20,000      20,000
  2.34%, 1/14/05, FRN                            13,000      13,000
  2.07%, 1/25/05                                 10,000       9,986
  1.98%, 3/1/05 (1)                              40,000      39,870
Sheffield Receivables Corp., FRN
  2.37%, 1/25/05                                  6,000       6,000
                                               --------    --------
                                                            359,110
                                               --------    --------
NONDEPOSITORY PERSONAL CREDIT - 0.6%
General Electric Capital Corp.,
  1.99%, 3/8/05                                  45,000      44,836
                                               --------    --------

                           MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                              PRINCIPAL
                                               AMOUNT    VALUE
                                               (000S)    (000S)
                                             ---------  -------
COMMERCIAL PAPER - 22.9% - CONTINUED
OTHER RECEIVABLES - 0.7%
Thornburg Mortgage Capital Resources,
  2.32%, 1/4/05                                 17,000     16,996
  2.42%, 1/18/05                                32,000     31,963
                                              --------  ---------
                                                           48,959
                                              --------  ---------
STRUCTURED INVESTMENT VEHICLES - 5.4%
CC USA Inc.,
  2.02%, 3/10/05                                25,000     24,905
Dorada Finance, Inc.,
  2.14%, 2/1/05                                 14,000     13,974
Grampian Funding Ltd.,
  2.43%, 3/16/05                                44,000     43,780
  2.66%, 6/17/05                                32,000     31,605
  2.68%, 6/20/05                                25,000     24,684
Mane Funding Corp.,
  2.22%, 1/18/05                                 5,000      4,995
  2.06%, 1/19/05                                25,000     24,974
Sigma Finance, Inc.,
  1.97%, 1/4/05                                 56,000     55,991
Solitaire Funding LLC,
  2.07%, 1/21/05                                15,000     14,983
  2.47%, 3/17/05                                25,000     24,871
Surrey Funding Corp.,
  2.07%, 1/20/05                                13,000     12,986
  2.13%, 2/2/05                                 13,000     12,975
  2.13%, 2/3/05                                 22,000     21,957
White Pine Finance LLC,
  2.24%, 1/3/05, FRN                            15,000     15,000
  2.35%, 1/18/05, FRN                           18,000     17,999
  2.37%, 1/20/05, FRN                            6,000      6,000
  2.04%, 3/22/05                                20,212     20,120
                                              --------  ---------
                                                          371,799
                                              --------  ---------
TOTAL COMMERCIAL PAPER (COST $1,586,064)                1,586,064
                                              --------  ---------

CORPORATE NOTES/BONDS - 20.6%
BANK HOLDING COMPANIES - 0.4%
JP Morgan Chase & Co., FRN,
  2.61%, 2/24/05                                26,000     26,012
                                              --------  ---------

DOMESTIC DEPOSITORY INSTITUTIONS - 3.7%
American Express Bank, FRN,
  2.38%, 1/31/05                                10,000      9,999
American Express Centurion Bank, FRN,
  2.35%, 1/12/05                                27,000     27,000
  2.38%, 1/25/05                                15,000     14,999
Bank One N.A., FRN,
  2.20%, 2/3/05                                 47,000     47,001
  2.48%, 3/14/05                                15,000     15,001
National City Bank, Cleveland, FRN,
  2.21%, 1/4/05                                 14,000     13,996
  2.36%, 1/19/05                                16,000     15,999
  2.19%, 2/9/05                                 13,000     13,001
  2.26%, 2/22/05                                27,000     26,998

                           MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
CORPORATE NOTES/BONDS - 20.6% - CONTINUED
DOMESTIC DEPOSITORY INSTITUTIONS - 3.7% - (CONTINUED)
SunTrust Bank, FRN,
  2.02%, 1/4/05,                                         25,000     25,004
U.S. Bank, N.A.,
  1.27%, 1/10/05                                         15,000     15,000
  2.44%, 3/7/05, FRN                                     30,000     30,008
                                                       --------   --------
                                                                   254,006
                                                       --------   --------
FOREIGN DEPOSITORY INSTITUTIONS - 1.7%
HBOS Treasury Services PLC, FRN, (1)
  2.17%, 1/31/05                                         20,000     20,009
  2.49%, 3/10/05                                          8,000      8,003
Nationwide Building Society, FRN, (1)
  2.58%, 3/28/05                                         20,000     20,000
Royal Bank of Canada, FRN,
  2.38%, 1/10/05                                         24,000     24,000
UBS AG Stamford CT., FRN,
  2.42%, 3/22/05                                         28,000     27,985
Westpac Banking Corp., FRN,
  2.45%, 3/11/05                                         15,000     14,999
                                                       --------   --------
                                                                   114,996
                                                       --------   --------
INSURANCE CARRIERS - 1.7%
Allstate Life Global Funding II, FRN, (1)
  2.45%, 1/18/05                                         25,000     24,999
ASIF Global Financing XV, FRN, (1)
  2.60%, 3/2/05                                          44,000     44,061
MET Life GIC Backed, FRN, (1)
  2.44%, 1/18/05                                         50,000     49,999
                                                       --------   --------
                                                                   119,059
                                                       --------   --------
NONDEPOSITORY BUSINESS CREDIT - 0.3%
CIT Group, Inc., FRN,
  2.56%, 1/31/05                                         24,500     24,563
                                                       --------   --------
NONDEPOSITORY PERSONAL CREDIT - 3.1%
American Express Credit, FRN,
  2.41%, 1/18/05                                         10,000     10,002
American Honda Finance Corp., FRN, (1)
  2.14%, 2/4/05                                          10,000      9,999
General Electric Capital Corp., FRN,
  2.47%, 1/4/05                                          50,000     50,009
  2.46%, 1/10/05                                         35,000     35,016
  2.30%, 2/3/05                                          19,000     19,003
  2.62%, 3/15/05                                         42,050     42,066
SLM Corp., FRN, (1)
  2.31%, 1/4/05                                          50,000     50,000
                                                       --------   --------
                                                                   216,095
                                                       --------   --------
SECURITY AND COMMODITY BROKERS - 6.7%
Bear Stearns, FRN,
  2.35%, 1/5/05                                          20,000     20,000
Goldman Sachs Group, Inc.,
  2.08%,  3/16/05                                        85,000     85,000
  2.17%,  3/28/05                                        20,000     20,000
  2.29%, 4/27/05                                         27,000     27,000

                           MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
CORPORATE NOTES/BONDS - 20.6% - CONTINUED
SECURITY AND COMMODITY BROKERS - 6.7% - (CONTINUED)
Lehman Brothers Holdings,
  2.19%, 1/22/05, FRN                                      8,000       8,005
  2.48%, 1/24/05                                          80,000      80,000
Merrill Lynch & Co., MTN, FRN,
  2.33%, 1/4/05                                           40,000      40,000
  2.54%, 1/11/05                                          35,000      35,025
  2.30%, 1/28/05                                           8,000       8,005
  2.51%, 2/23/05                                          16,000      16,012
  2.87%, 3/14/05                                          10,000      10,018
Morgan Stanley & Co., FRN,
  2.40%, 1/18/05                                          22,000      22,000
  2.46%, 1/27/05                                          92,800      92,800
                                                        --------   ---------
                                                                     463,865
                                                        --------   ---------
STUCTURED INVESTMENT VEHICLES - 2.9%
Beta Finance, Inc., MTN, FRN, (1)
  2.33%, 1/20/05                                          38,000      37,993
  2.01%, 1/18/05                                          39,000      38,998
  2.40%, 2/28/05                                          20,000      20,006
CC USA Inc., MTN, FRN, (1)
  2.36%, 1/10/05                                          19,000      19,003
  2.38%, 1/18/05                                          30,000      30,002
  2.26%, 2/22/05                                          25,000      24,998
Dorada Finance, Inc., FRN, (1)
  2.39%, 1/1/05                                           15,000      15,000
  2.21%, 2/14/05                                          12,000      11,998
                                                        --------   ---------
                                                                     197,998
                                                        --------   ---------
TRANSPORTATION EQUIPMENT - 0.1%
American Honda Finance, FRN, (1)
  2.40%, 2/22/05                                          10,000      10,007
                                                        --------   ---------
Total Corporate Notes/Bonds (cost $1,426,601)                      1,426,601
                                                        --------   ---------

EURODOLLAR TIME DEPOSITS - 10.0%
DOMESTIC DEPOSITORY INSTITUTIONS - 0.5%
Bank of America, Grand Cayman,
  2.65%, 6/14/05                                          20,000      20,000
Citibank, London,
  2.39%, 3/7/05                                           20,000      20,000
                                                        --------   ---------
                                                                      40,000

FOREIGN DEPOSITORY INSTITUTIONS - 9.5%
Banco Popular Espanol, Madrid,
  2.05%, 3/10/05                                          10,000      10,000
  2.02%, 3/21/05                                          25,000      25,000
Barclays Bank, Global Treasury Services, London,
  2.41%, 3/8/05                                           13,000      13,000
BNP Paribas, Paris,
  2.28%, 1/3/05                                          100,000     100,000
Dexia Bank Belgium, Brussels,
  2.00%, 3/7/05                                           20,000      20,000

                           MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
EURODOLLAR TIME DEPOSITS - 10.0% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 9.5% - (CONTINUED)
HBOS Treasury Services, London,
  2.28%, 1/3/05                                          50,000     50,000
  2.02%, 3/9/05                                          15,000     15,000
ING Bank, Amsterdam,
  2.40%, 3/7/05                                          22,000     22,000
ING Belgium, Brussels,
  2.44%, 1/3/05                                          90,000     90,000
Lloyds Bank, London,
  2.04%, 3/10/05                                         25,000     25,000
Natexis Banques Populaires, Grand Cayman,
  2.35%, 1/4/05                                         100,000    100,000
Societe Generale, Grand Cayman,
  2.32%, 1/3/05                                         185,000    185,000
                                                       --------   --------
                                                                   655,000
                                                       --------   --------
TOTAL EURODOLLAR TIME DEPOSITS (COST $695,000)                     695,000
                                                       --------   --------

MUNICIPAL INVESTMENTS - 1.9%

ADMINISTRATION OF ENVIRONMENTAL AND HOUSING - 0.2%
State of Texas G.O. Taxable, VRN,
  Veteran's Land Refunding Bonds,
  2.40%, 1/7/05                                          14,960     14,960
                                                       --------   --------

BUSINESS SERVICES - 0.4%
Bonbright Distributors, Inc. VRDN,
  2.48%, 1/7/05                                           3,550      3,550
FBC Chemical Corp. Taxable VRDN,
  Series 2000 (National City Bank LOC),
  2.48%, 1/7/05                                           2,760      2,760
JCM Properties, L.P. VRDN, Series 1998,
  2.48%, 1/7/05                                           2,015      2,015
Malone College Project Taxable VRDN
  (National City Bank LOC),
  2.48%, 1/7/05                                           2,025      2,025
Mubea, Inc. Project Taxable VRDN, Series 1998,
  2.55%, 1/7/05                                           4,400      4,400
Schreiber Industrial Park - North Co. Taxable VRDN,
  Series 1997,
  2.48%, 1/7/05                                           4,545      4,545
Smith Clinic Project Taxable VRDN, Series 2000,
  2.48%, 1/7/05                                           5,140      5,140
                                                       --------   --------
                                                                    24,435
                                                       --------   --------

DOMESTIC DEPOSITORY INSTITUTIONS - 0.1%
Mubea, Inc. Project Taxable VRDN, Series 1999,
  2.12%, 1/7/05                                           3,000      3,000
                                                       --------   --------

                           MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                                        PRINCIPAL
                                                                         AMOUNT    VALUE
                                                                         (000S)    (000S)
                                                                       ---------  -------
MUNICIPAL INVESTMENTS - 1.9% - CONTINUED
ENGINEERING ACCOUNTING - 0.1%
California PCR Environmental Improvement Taxable
  CP, Series 1997, Browning Ferris Project,
  2.38%, 2/4/05                                                          10,000     10,000
                                                                       --------   --------

EXECUTIVE, LEGISLATIVE & GENERAL - 0.5%
Cook County, Illinois, G.O. Taxable Bonds,
  Series 2002A,
  2.44%, 1/7/05                                                          16,500     16,500
Cook County, Illinois, G.O. Taxable Bonds,
  Series 2004D,
  2.44%, 1/7/05                                                          10,000     10,000
State of Michigan Taxable Bonds,
  Series 2004B,
  2.85%, 8/10/05                                                          6,930      6,930
State of Texas G.O. Taxable Refunding Bonds,
  Series B,
  2.42%, 1/7/05                                                           2,600      2,600
                                                                       --------   --------
                                                                                    36,030
                                                                       --------   --------

HEALTH SERVICES - 0.4%
Healthcare Network Properties, LLC Loan Program VRN,
  Series 1999A (National City Bank LOC),
  2.44%, 1/7/05                                                          17,750     17,750
Integris Health, Inc. Taxable VRDB, Baptist Medical Plaza Association,
  2.55%, 1/7/05                                                          12,060     12,060
                                                                       --------   --------
                                                                                    29,810
                                                                       --------   --------
MEMBERSHIP ORGANIZATIONS - 0.1%
American Association of Retired Persons VRDN,
  2.40%, 1/7/05                                                           3,100      3,100
                                                                       --------   --------

REAL ESTATE - 0.0%
Wilmington Pike LLC Project Taxable VRDN, Series 2000,
  2.48%, 1/7/05                                                           2,980      2,980
                                                                       --------   --------

WHOLESALE TRADE - DURABLE GOODS - 0.1%
Jackson County, Georgia, IDA, Taxable Revenue Bonds, Series 2002,
  John W. Rooker, LLC Project,
  2.40%, 1/7/05                                                           5,860      5,860
                                                                       --------   --------
TOTAL MUNICIPAL INVESTMENTS (COST $130,175)                                        130,175
                                                                       --------   --------

U.S. GOVERNMENT AGENCIES - 5.6% (2)
FANNIE MAE - 3.6%
FNMA Discount Notes,
  2.04%, 1/3/05                                                          26,703     26,700
  2.29%, 4/1/05                                                          15,000     14,914
  2.19%, 4/20/05                                                         30,000     29,801
FNMA FRN,
  2.08%, 2/7/05                                                          60,000     59,952
  2.33%, 3/9/05                                                          70,000     69,960
FNMA Note,
  1.55%, 5/4/05                                                          50,000     50,000
                                                                       --------   --------
                                                                                   251,327
                                                                       --------   --------

                           MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                           ---------  -------
U.S. GOVERNMENT AGENCIES - 5.6% - (2) CONTINUED
FEDERAL HOME LOAN BANK - 1.6%
FHLB FRN,
  1.96%, 1/5/05                                              35,000      35,000
FHLB Notes,
  1.50%, 2/28/05                                             25,000      25,000
  1.45%, 3/11/05                                             18,000      17,999
FHLB Discount Notes,
  2.24%, 5/4/05                                              20,000      19,846
  2.25%, 5/6/05                                              10,000       9,922
                                                           --------   ---------
                                                                        107,767
                                                           --------   ---------
FREDDIE MAC - 0.4%
FHLMC Discount Note,
 2.19%, 4/19/05                                              25,206      25,040
                                                           --------   ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $384,134)                          384,134
                                                           --------   ---------

REPURCHASE AGREEMENTS - 16.9%
(COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
JOINT REPURCHASE AGREEMENTS - 1.3%
Bank of America Securities LLC, dated 12/31/04
  repurchase price $29,801
  1.60%, 1/3/05                                              29,797      29,797
Morgan Stanley & Co., dated 12/31/04
  repurchase price $19,867
  1.50%, 1/3/05                                              19,865      19,865
Societe Generale - New York Branch,
  dated 12/31/04, repurchase price $9,934
  1.60%, 1/3/05                                               9,933       9,933
UBS Securities LLC, dated 12/31/04,
  repurchase price $29,801
  1.60%, 1/3/05                                              29,797      29,797
                                                           --------   ---------
                                                                         89,392
                                                           --------   ---------

(COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
REPURCHASE AGREEMENTS - 15.6%
Bank of America N.A., dated 12/31/04,
  repurchase price $250,016
  2.29%, 1/3/05                                             250,000     250,000
Bank of America Securities LLC, dated 12/31/04,
  repurchase price $75,005
  2.32%, 1/3/05                                              75,000      75,000
Bear Stearns Inc., dated 12/31/04
  repurchase price $100,011
  2.35%, 1/3/05                                             100,000     100,000
Goldman Sachs & Co., Inc., dated 12/31/04
  repurchase price $250,016
  2.33%, 1/3/05                                             250,000     250,000
Lehman Brothers Inc., dated 12/31/04
  repurchase price $200,659
  2.33%, 1/3/05                                             200,646     200,646
Merrill Lynch, dated 12/31/04
  repurchase price $100,006
  2.32%, 1/3/05                                             100,000     100,000
UBS Securities LLC, dated 12/31/04
  repurchase price $100,006
  2.29%, 1/3/05                                             100,000     100,000
                                                           --------   ---------
                                                                      1,075,646
                                                           --------   ---------
TOTAL REPURCHASE AGREEMENTS (COST $1,165,038)                         1,165,038
                                                           --------   ---------

TOTAL INVESTMENTS - 100.0% (COST $6,915,180) (3)                      6,915,180


                          MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the value of these securities amounted to approximately $892,087,000 or 12.9% of total investments.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3) The cost for federal income tax purposes was $6,915,180.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

CP     Commercial Paper

FHLB     Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA     Fannie Mae

FSA     Financial Security Assurance

FRN     Floating Rate Notes

G.O.    General Obligation

IDA     Industrial Development Authority

LOC    Letter of Credit

MTN    Medium Term Notes

PCR     Pollution Control Revenue

VRDN    Variable Rate Demand Notes

VRN     Variable Rate Notes

                          MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORTS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0%
ALABAMA - 0.3%
Eutaw Industrial Development Board
Pollution Control VRDB,
Green County Project (Mississippi Power Co. Gtd.),
2.20%, 1/3/05                                               6,550    6,550
Mobile Spring Hill College VRDB, Series 2004B,
Spring Hill College Project (Regions Bank LOC),
2.00%, 1/7/05                                               5,200    5,200
                                                        ---------  -------
                                                                    11,750
                                                        ---------  -------
ALASKA - 0.2%
Alaska International Airports Revenue VRDB,
Series 1999-I (AMT), Wachovia MERLOTS
(AMBAC Insured), (1)
2.11%, 1/7/05                                               3,750    3,750
Anchorage Higher Education Revenue Refunding
Bonds VRDB, Series 1993,
Alaska Pacific University (Bank of America LOC),
2.05%, 1/7/05                                               3,090    3,090
                                                        ---------  -------
                                                                     6,840
                                                        ---------  -------
ARIZONA - 0.6%
Apache County IDA VRDN, Series 1996 (AMT),
Imperial Components Inc. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                                 900      900
Arizona Health Facilities Authority
Revenue Bonds, Series 1985,
Pooled Loan Program (FGIC Insured),
2.00%, 1/7/05                                               2,155    2,155
Maricopa County IDA SFM Revenue Bonds,
Series 2001-2B (AMT),
First Union MERLOTS Series 2001-A126
(Colld. By Maricopa County IDA SFMR), (1)
2.11%, 1/7/05                                                 640      640
Mesa Arizona Industrial Development
Authority VRDB, Series 1999B,
Discovery Health (MBIA Insured),
1.99%,  1/7/05                                              1,635    1,635
Northern Arizona Capital Facilities
Finance VRDB, Series 2001A,
Northern Arizona University Project
Corporate Student Housing (Wachovia Bank LOC),
2.07%, 1/7/05                                               7,000    7,000
Phoenix Civic Improvement Corp. Water System
Revenue BAN, Series 2003B,
(Dexia Credit LOC),
1.50%, 3/10/05                                              1,400    1,400
Phoenix IDA SFM, Series 2001-2A (AMT),
Merrill Lynch P-Floats PT-1344, (1)
2.04%, 1/7/05                                               2,610    2,610

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
                                                     ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
ARIZONA - 0.6% - (CONTINUED)
Salt River Project System Revenue
Refunding Bonds,
Citicorp Eagle Trust Series 2002A, (1)
2.04%, 1/7/05                                            8,000    8,000
Yuma Arizona Industrial Development Authority
Multifamily, Series 2003,
Encanto Apartments Project (FNMA LOC),
2.00%, 1/7/05                                              635      635
                                                     ---------  -------
                                                                 24,975
                                                     ---------  -------
ARKANSAS - 0.4%
Arkansas Development Finance Authority VRDB,
Series 2000 (AMT),
ENSCO, Inc. Project (Wachovia Bank LOC),
2.04%, 1/7/05                                            7,000    7,000
Benton County Public Facilities Board VRDB,
Series 2002 (AMT),
Bentonville Apartments (FHLMC Gtd.),
2.03%, 1/7/05                                            9,500    9,500
                                                     ---------  -------
                                                                 16,500
                                                     ---------  -------
CALIFORNIA - 1.6%
California Pollution Control Finance Authority
PCR Bonds, Series 1997B (AMT),
Pacific Gas and Electric
(JPMorgan Chase Bank LOC),
2.22%, 1/3/05                                              200      200
California Pollution Control Finance Authority
San Diego Gas and Electric, Series 1999,
Merrill Lynch P-Floats PA-538R
(MBIA Insured), (1)
2.04%, 1/7/05                                           18,860   18,860
Contra Costa County Multifamily Housing VRDB,
Series 2003B (AMT), Creekview Apartments
(FHLMC LOC),
2.02%, 1/7/05                                           14,500   14,500
Emeryville Redevelopment Agency VRDB,
Series 2002A (AMT),
Bay Street Apartments (Key Bank LOC),
2.00%, 1/7/05                                           18,000   18,000
San Jose Multifamily Housing VRDB,
Series 2002H (AMT),
Evans Land Apartments (Bank of America LOC),
1.98%, 1/7/05                                            2,500    2,500
SunAmerica Pool Multifamily FMAC (AMT),
Series 2001-1,
Class A Certificate, (FHLMC Gtd.), (1)
2.07%, 1/7/05                                           10,435   10,435
                                                     ---------  -------
                                                                 64,495
                                                     ---------  -------
COLORADO - 2.7%
Castle Pines North Metropolitan District VRDB,
Series 1999,
Limited Tax G.O. Bonds (U.S. Bank LOC),
2.07%, 1/7/05                                            2,195    2,195

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
                                                      ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
COLORADO - 2.7% - (CONTINUED)
City of Greenwood Village VRDB, Series 2003,
Fiddlers Business Improvement District
(U.S. Bank LOC),
2.05%, 1/7/05                                             3,000    3,000
Colorado Education & Cultural Facilities
Authority, Series 2000,
Vail Mountain School Project (KeyBank LOC),
2.05%, 1/7/05                                             5,000    5,000
Colorado Education & Cultural Facilities
Authority, Series 2001,
Denver Museum Project (JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                             3,500    3,500
Colorado HFA Economic Development Revenue
Bonds (AMT),
Metal Sales Manufacturing Corp. Project
(U.S. Bank LOC),
2.13%, 1/7/05                                             1,000    1,000
Colorado HFA Economic Development Revenue
Bonds (AMT),
Walker Manufacturing Co. Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                             3,165    3,165
Colorado HFA Revenue Bonds (AMT),
First Union MERLOTS Series 2002A6
(MBIA Insured), (1)
2.11%, 1/7/05                                             6,995    6,995
Colorado HFA Revenue Bonds (AMT),
Genesis Innovations LLC
(JPMorgan Chase Bank LOC),
2.34%, 1/7/05                                             1,675    1,675
Colorado HFA SFM Revenue Bonds,
First Union MERLOTS Series 2001-A2 (AMT), (1)
2.11%, 1/7/05                                             2,985    2,985
Colorado HFA SFM Revenue Bonds, Series 2001C2,
Roaring Fork Trust Receipts Series 2001-6A, (1)
2.14%, 1/7/05                                             6,700    6,700
Denver Airport System Revenue VRDB,
Series 2000A (AMT),
Merrill Lynch P-Floats PA-763
(AMBAC Insured), (1)
2.08%, 1/7/05                                             4,995    4,995
Denver Airport System Revenue VRDB,
Series 2002C (AMT),
Airport Revenue Refunding Bonds
(Societe Generale LOC),
2.05%, 1/7/05                                            18,300   18,300
Denver Single Family VRDB, Series 2004A (AMT),
Draw Down (General Electric Capital Corp. Gtd.),
2.38%, 1/25/05                                           23,292   23,292
Eagle County Metropolitan District VRDB,
Series 1999B,
Eagle Ranch Golf Course Enterprise
(Fleet National Bank LOC),
2.05%, 1/7/05                                             6,580    6,580

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                     AMOUNT    VALUE
                                                     (000S)    (000S)
                                                   ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
COLORADO - 2.7% - (CONTINUED)
Summit County Recreational Facilities
Revenue Bond, Series 1992,
Copper Mountain (Bank of Nova Scotia LOC),
2.10%, 1/7/05                                         10,425   10,425
Summit County School District No. 1 TAN,
Series 2004,
2.00%, 6/30/05                                         7,000    7,017
                                                   ---------  -------
                                                              106,824
                                                   ---------  -------
DELAWARE - 0.6%
Delaware EDA VRDB, Series 1998A (AMT),
Solid Waste Disposal & Sewer
(Ciba Specialty Corp. Gtd.),
2.23%, 1/3/05                                          9,350    9,350
New Castle County Airport Revenue Bonds,
Series 2002 (AMT),
Flightsafety International, Inc. Project
(Berkshire Hathaway, Inc. Gtd.),
2.02%, 1/7/05                                         16,615   16,615
                                                   ---------  -------
                                                               25,965
                                                   ---------  -------
DISTRICT OF COLUMBIA - 0.8%
District of Columbia Multifamily Housing
Finance Agency,
Merrill Lynch P-Floats PT-2391
(Merrill Lynch & Co. Gtd.), (1)
2.12%, 1/7/05                                          4,310    4,310
District of Columbia Metropolitan Airport
Authority Revenue Bonds (AMT),
Citigroup ROCS No. 54 (MBIA Insured), (1)
2.14%, 1/7/05                                          2,495    2,495
District of Columbia Revenue Bonds,
Henry J. Kaiser Foundation
(Kaiser Family Foundation Gtd.),
2.03%, 1/7/05                                         10,100   10,100
District of Columbia Revenue Bonds,
Series 1998,
Lowell School, Inc. Project
(Wachovia Bank LOC),
2.04%, 1/7/05                                          3,665    3,665
District of Columbia Water & Sewer
Authority VRDB,
Series 1998, Citibank Eagle Trust 985201
(FSA Corp. Insured), (1)
2.04%, 1/7/05                                          3,300    3,300
District of Columbia Water & Sewer
Revenue Bonds,
Citicorp Eagle Trust 8121A
(FSA Corp. Insured), (1)
2.04%, 1/7/05                                          7,590    7,590
                                                   ---------  -------
                                                               31,460
                                                   ---------  -------
FLORIDA - 1.8%
Capital Trust Agency - Air Cargo VRDB,
Series 2004A (AMT),
Aero Miami FX LLC Project
(JPMorgan Chase Bank LOC),
2.05%, 1/7/05                                          8,400    8,400

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
                                                      ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
FLORIDA - 1.8 - (CONTINUED)
Dade County Special Obligation Refunding Bonds,
Morgan Stanley Floating Rate Trust Certificates,
Series 2000-415 (AMBAC Insured), (1)
1.15%, 3/3/05                                             8,995    8,995
Duval County Housing Revenue Bonds,
Series 2003 (AMT),
Camri Green Apartments (FNMA LOC),
2.03%, 1/7/05                                             3,000    3,000
Florida Board of Education Capital Outlay
Revenue Bonds,
Citicorp Eagle Trust Series 20000902, (1)
2.02%, 1/7/05                                             4,550    4,550
Florida Department of Juvenile Justice COP,
First Union MERLOTS Series 2000-000
(MBIA Insured), (1)
2.06%, 1/7/05                                             5,875    5,875
Florida Higher Education Facilities Finance
Authority VRDB, Series 2003,
St. Thomas University Project
(SunTrust Bank LOC),
2.22%, 1/3/05                                                60       60
Florida Housing Finance Corp. Revenue
VRDB (AMT),
Merrill Lynch P-Floats PT-451,
Homeowner Mortgage Services
(FSA Corp. Insured), (1)
2.07%, 1/7/05                                             1,820    1,820
Highlands County Health Facilities Authority
VRDB, Series 1997A,
Adventist Health System Sunbelt
(SunTrust Bank LOC),
2.00%, 1/7/05                                             2,700    2,700
Hillsborough County Aviation Authority VRDB,
Series 2003A,
Wachovia MERLOTS Series 2003-A18
(MBIA Insured), (1)
2.11%, 1/7/05                                             3,975    3,975
Miami-Dade County HFA, Series 2002-8 (AMT),
Ward Towers Assisted (Bank of America LOC),
2.05%, 1/7/05                                             1,700    1,700
Miami-Dade County IDA IDR, Series 2004 (AMT),
Tarmac America Project (Bank of America LOC),
2.05%, 1/7/05                                             3,000    3,000
Orange County Health Facility Revenue Bonds,
Morgan Stanley Floating Rate Trust Certificates
Series 17, Adventist-Health
(AMBAC Insured), (1)
2.09%, 1/7/05                                             9,345    9,345
Orange County Multifamily Housing VRDB,
Series 1997,
Palm Key Apartments Project (FHLMC LOC),
2.00%, 1/7/05                                             4,400    4,400

                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
FLORIDA - 1.8 - (CONTINUED)
Orlando Greater Aviation Authority VRDB,
Series 2003A,
Flightsafety International, Inc. Project
(Berkshire Hathaway, Inc. Gtd.),
2.06%, 1/7/05                                               5,000    5,000
Pinellas County HFA VRDB, Series 2004,
Alta Largo Apartments Project
(Amsouth Bank Birmingham LOC),
2.07%, 1/7/05                                               5,000    5,000
Polk County IDA Revenue, Series 2004,
Lifepath Hospice Project (SunTrust Bank LOC),
2.00%, 1/7/05                                               3,000    3,000
St. Lucie County IDA Revenue, Series 2000,
Freedom Plastics Project (LaSalle Bank LOC),
2.06%, 1/7/05                                               2,000    2,000
                                                        ---------  -------
                                                                    72,820
                                                        ---------  -------
GEORGIA - 6.1%
Atlanta Airport Authority Revenue Bonds (AMT),
First Union MERLOTS Series 2000CCC
(FGIC Insured), (1)
2.11%, 1/7/05                                               5,800    5,800
Atlanta Airport Authority Revenue (AMT),
Wachovia MERLOTS Series 2004C14
(FSA Corp. Insured), (1)
2.11%, 1/7/05                                               4,000    4,000
Atlanta Urban Residential Finance
Authority Revenue Bonds,
Series 2000 (AMT), Carver Redevelopment Project
(SunTrust Bank LOC),
2.06%, 1/7/05                                               1,200    1,200
Atlanta Urban Residential Authority VRDB,
Series 2002A (AMT),
Auburn Glenn Apartments (Wachovia Bank LOC),
2.04%, 1/7/05                                               4,900    4,900
Carollton County Housing Authority VRDB,
Series 2003,
Magnolia Lake Apartments (SunTrust Bank LOC),
2.06%, 1/7/05                                              11,920   11,920
Clayton County Development Authority VRDB,
Delta Airlines Project
(General Electric Capital Corp. LOC),
Series 2000B (AMT),
2.05%, 1/7/05                                              18,300   18,300
Series 2000C (AMT),
2.05%, 1/7/05                                              39,355   39,355
Clayton County Housing Authority VRDB,
Series 2003A,
Forest Club Estates Project
(FHLB of San Francisco LOC),
2.20%, 1/3/05                                               9,500    9,500

                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
                                                         ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
GEORGIA - 6.1 - (CONTINUED)
Cobb County Housing Authority VRDB,
Series 2003 (AMT),
Woodchase Village Apartments
(Regions Bank LOC),
2.06%, 1/7/05                                                4,000    4,000
De Kalb County Housing Authority VRDB,
Series 2002A1 (AMT),
Mountain Crest Apartments Project
(SunTrust Bank LOC),
2.06%, 1/7/05                                                4,000    4,000
De Kalb County Multifamily Housing Authority VRDB,
Series 2002 (AMT),
Wesley Club Apartments (SunTrust Bank LOC),
2.06%, 1/7/05                                                3,000    3,000
De Kalb Private Hospital Authority VRDB,
Series 1994B,
Egleston Children's Hospital (SunTrust Bank LOC),
1.98%, 1/7/05                                                  900      900
East Point Multifamily Housing Authority VRDB,
Series 2004 (AMT),
Village Highlands Apartments (SunTrust Bank LOC),
2.06%, 1/7/05                                                3,000    3,000
Gainesville & Hall County Development Authority
VRDB (AMT),
Sheperd Construction Co. Project
(SunTrust Bank LOC),
2.11%, 1/7/05                                                2,000    2,000
Georgia Medical Center Hospital Authority VRDB,
Series 2004,
Spring Harbor at Green Island
(HBOS Treasury Service LOC),
2.00%, 1/7/05                                                6,800    6,800
Georgia State G.O. VRDB,
Eagle Trust Series 97C1001, (1)
2.04%, 1/7/05                                               15,500   15,500
Eagle Trust Series 97C1002, (1)
2.04%, 1/7/05                                               15,100   15,100
Eagle Trust Series 99D1002, (1)
2.04%, 1/7/05                                               24,280   24,280
Georgia State Ports Authority Bonds (AMT),
Colonel Island Terminal Project
(SunTrust Bank LOC),
2.06%, 1/7/05                                                3,710    3,710
Gwinnet County Development Authority IDR
Bonds (AMT),
CBD Management LLC Project (Wachovia Bank LOC),
2.09%, 1/7/05                                                2,100    2,100
Gwinnet County Housing Authority Revenue
Bonds (AMT),
Herrington Mill Apartments Project
(SunTrust Bank LOC),
2.06%, 1/7/05                                                8,000    8,000
Gwinnet County Multifamily Housing
VRDB, Series 1997,
Post Chase Project (Colld. By FNMA),
2.00%, 1/7/05                                                5,500    5,500

                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
                                                          ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
GEORGIA - 6.1 - (CONTINUED)
Haralson County Development Authority IDR
Bonds, Series 1995 (AMT),
Gold Kist, Inc. Project
(Harris Trust & Savings LOC),
2.05%, 1/7/05                                                 7,500    7,500
Kennesaw Development Authority VRDB,
Series 2004 (AMT),
Walton Ridenour Apartments (SunTrust Bank LOC),
2.06%, 1/7/05                                                 5,000    5,000
Monroe County Development Authority
PCR, Series 2002,
Oglethorpe Power Corp. Project (MBIA Insured),
2.22%, 1/3/05                                                 2,400    2,400
Richmond County Authority Revenue Anticipation
Certificates, Series 2003,
University Health Services Inc. Project
(SunTrust Bank LOC),
2.00%, 1/7/05                                                 4,400    4,400
Rockdale County Hospital Authority RAN,
Series 2002,
Rockdale Hospital (SunTrust Bank LOC),
2.00%, 1/7/05                                                 7,965    7,965
Savannah EDA Revenue VRDN,
Series 1997 (AMT), Georgia Kaolin Terminals
(Bank of America LOC),
2.05%, 1/7/05                                                 5,000    5,000
Smyrna Multifamily Housing Authority VRDB,
Series 1996,
Gardens Post Village Project (FNMA Gtd.),
2.00%, 1/7/05                                                 6,950    6,950
Thomasville Hospital Authority Revenue
Anticipation Certificates, Series 2003,
JD Archibald Memorial Hospital Project
(SunTrust Bank LOC),
2.00%, 1/7/05                                                 5,400    5,400
Waleska Downtown Development Authority
Revenue Bonds,
Reinhardt College Project
(Regions Bank of Alabama LOC),
2.03%, 1/7/05                                                 3,600    3,600
Whitfield County IDA Revenue Bonds (AMT),
H&S Whitting, Inc. Project
(Bank of America LOC),
2.05%, 1/7/05                                                 1,000    1,000
                                                          ---------  -------
                                                                     242,080
                                                          ---------  -------
HAWAII - 0.2%
Hawaii Department of Finance VRDB,
Series 2003D,
Kahala Nui Project (LaSalle Bank LOC),
2.00%, 1/7/05                                                 3,400    3,400
Hawaii State G.O. Bonds, Citicorp
Eagle Trust 2000-1101
(FGIC Insured), (1)
2.04%, 1/7/05                                                 6,000    6,000
                                                          ---------  -------
                                                                       9,400
                                                          ---------  -------

                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
                                                         ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
IDAHO - 0.5%
Boise City Housing Authority VRDB,
Series 2002B (AMT),
Civic Plaza Housing Project (KeyBank LOC),
2.12%, 1/7/05                                               12,825   12,825
Idaho Housing and Financial Association
SFM Revenue VRDB, Series 2004C,
1.80%, 1/1/05                                                8,000    8,000
                                                         ---------  -------
                                                                     20,825
                                                         ---------  -------
ILLINOIS - 12.4%
Arlington Heights IDR Bonds, Series 1997
(AMT), 3E Graphics & Printing Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                                1,975    1,975
Aurora IDR Bonds, Series 2001 (AMT),
Kenson Industries, Inc. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                                3,060    3,060
Bolingbrook Will-Dupage County Special
Service Area 2 VRDB,
Series 2001B, Bloomfield West Project
(JPMorgan Chase Bank LOC),
2.10%, 1/7/05                                                2,000    2,000
Chicago Board of Education VRDB,
Series 2000A,
School Reform Board (FGIC Insured), (1)
2.09%, 1/7/05                                                6,200    6,200
Chicago Board of Education G.O. Bonds,
Wachovia MERLOTS Series 2001-A47,
School Reform (FGIC Insured), (1)
2.06%, 1/7/05                                                9,330    9,330
Chicago Board of Education G.O.
Unlimited VRDB, Series A
PA 616, School Reform Board
(FGIC Insured), (1)
2.04%, 1/7/05                                                6,705    6,705
Chicago G.O. Project & Refunding Bonds,
Series 1998M,
Bank of America Partnership (FGIC Insured), (1)
2.09%, 1/7/05                                               15,000   15,000
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302
(FSA Corp. Insured), (1)
2.04%, 1/7/05                                               11,600   11,600
Chicago IDR Bonds, Series 1998 (AMT),
Freedman Seating Co. Project
(LaSalle Bank LOC),
2.08%, 1/7/05                                                3,160    3,160
Chicago IDR VRDB, Series 2001 (AMT),
John Hofmeister & Sons
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                                5,300    5,300

                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
ILLINOIS - 12.4%
Chicago Meter Water District G.O. VRDB,
Series 2002A,
1.97%, 1/7/05                                              16,200   16,200
Chicago Multifamily Housing Revenue
VRDB (AMT),
Churchview Supportive Living
(Harris Trust & Savings LOC),
2.06%, 1/7/05                                               3,000    3,000
Chicago Multifamily Housing Revenue VRDB (AMT),
Renaissance Center LP Project
(Harris Trust & Savings Bank LOC),
Series 1999A,
2.06%, 1/7/05                                               2,920    2,920
Series 1999B,
2.06%, 1/7/05                                               1,900    1,900
Chicago Multifamily Housing Revenue
VRDB, Series 2004A,
Central Station Project (FNMA LOC),
2.05%, 1/7/05                                              23,000   23,000
Chicago O'Hare International Airport
Revenue VRDB, Series 2002 (AMT),
O'Hare Technology Center II Project
(LaSalle Bank LOC),
2.08%, 1/7/05                                               5,000    5,000
Chicago O'Hare International Airport Revenue
VRDB, Series 2003 (AMT),
Citigroup ROCS Series RR II R 239
(FSA Corp. Insured), (1)
2.08%, 1/7/05                                               5,200    5,200
Chicago Park District G.O. VRDB,
Wachovia MERLOTS Series 2001-A61, Tax Park
Project (FGIC Insured), (1)
2.06%, 1/7/05                                               7,110    7,110
Chicago Park District TAW, Series 2004,
3.00%, 5/2/05                                              10,000   10,047
Chicago School Reform Board G.O. VRDB,
Series 1996, Bank of America (MBIA Insured), (1)
2.09%, 1/7/05                                              13,300   13,300
Chicago SFM Revenue Bonds, Series 1998C1 (AMT),
Merrill Lynch P-Floats PT-233
(Merrill Lynch Capital Services SPA), (1)
2.08%, 1/7/05                                               1,380    1,380
Chicago SFM Revenue Bonds, Series 2001A (AMT),
Roaring Fork LLC Series 2002-13
(Colld. By Chicago SFM Revenue), (1)
2.14%, 1/7/05                                               4,150    4,150
Chicago SFM Revenue Bonds, Series 2003-9 (AMT),
Roaring Fork Municipal Products LLC
(MBIA Insured), (1)
2.09%, 1/7/05                                              16,095   16,095
Chicago SFM Revenue VRDB, Series C (AMT),
Wachovia MERLOTS Series 2000-A31, (1)
2.11%, 1/7/05                                                 325      325

                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
                                                      ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
ILLINOIS - 12.4% - (CONTINUED)
Chicago Tender Notes, Series 2004
(State Street Bank & Trust LOC),
1.05%, 1/13/05                                           26,500   26,500
Des Plaines City VRDB, Series 1996 (AMT),
Finzer Roller, Inc. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                               930      930
Elgin City Industrial Project Revenue
VRDB (AMT),
1925 Holmes Road Project
(Harris Trust & Savings Bank LOC)
2.06%, 1/7/05                                             2,925    2,925
Elgin City IDR VRDB, Series 1996A (AMT),
Bailey Development LLC Project
(LaSalle Bank LOC),
2.08%, 1/7/05                                             2,400    2,400
Elgin City IDR VRDB, Series 1999
(AMT), Questek
Manufacturing Corp.
(JPMorgan Chase Bank LOC),
2.13%, 1/7/05                                             2,900    2,900
Frankfort IDR VRDB, Series 1996 (AMT),
Bimba Manufacturing Co. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                             2,450    2,450
Fulton IDR VRDB, Series 1998 (AMT),
Drives, Inc. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                             3,375    3,375
Illinois Development Finance
Authority Revenue Bonds,
Series 1999D2, AMR Pooled Finance
Program (Firth Third Bank LOC),
2.07%, 1/7/05                                             6,505    6,505
Illinois Development Finance
Authority Revenue Bonds,
Series 1994 (AMT), NU-Way
Industries, Inc. Project
(LaSalle Bank LOC),
2.08%, 1/7/05                                               800      800
Illinois Development Finance
Authority IDR VRDB,
Series 1999 (AMT), Amtex Steel, Inc.
Project (LaSalle Bank LOC),
2.08%, 1/7/05                                             4,900    4,900
Illinois Development Finance
Authority IDR VRDB,
Series 1997A (AMT), Randall Metals
Corp. Project
(LaSalle Bank LOC),
2.25%, 1/7/05                                             1,860    1,860
Illinois Development Finance Authority
IDR VRDB, Series 2000 (AMT),
Olson International Limited Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                             1,330    1,330

                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
                                                      --------- -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
ILLINOIS - 12.4% - (CONTINUED)
Illinois Development Finance Authority
IDR VRDB, Series 1990B,
Tajon Warehouse Project
(JPMorgan Chase Bank LOC),
2.03%, 1/7/05                                            2,225   2,225
Illinois Development Finance Authority
Revenue VRDB,
Series 2001 (AMT), Val-Matic
(LaSalle Bank LOC),
2.08%, 1/7/05                                            6,465   6,465
Illinois Development Finance Authority
Revenue Bonds,
Series 1998 (AMT), Flying Food Fare, Inc.
(Harris Trust & Savings Bank LOC),
2.05%, 1/7/05                                            2,900   2,900
Illinois Development Finance Authority
Revenue VRDN,
Series 1999A (AMT), Nuevo Hombres LLC Project
(JPMorgan Chase Bank LOC),
2.13%, 1/7/05                                            4,700   4,700
Illinois Development Finance Authority
IDR VRDN (AMT),
Bimba Manufacturing Co. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                            1,690   1,690
Illinois Development Finance Authority Revenue
Bonds, Series 1995,
Council for Jewish Elderly (LaSalle Bank LOC),
2.00%, 1/7/05                                            2,650   2,650
Illinois Development Finance Authority Revenue
Bonds, Series 2004,
Robert Morris College (JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                           11,675  11,675
Illinois Development Finance Authority Industrial
Project Revenue VRDN,
Series 1990 (AMT), Solar Press, Inc. Project
(LaSalle Bank LOC),
2.08%, 1/7/05                                            3,500   3,500
Illinois Development Finance Authority VRDN,
Series 1997 (AMT), Ciccone Food Products, Inc.
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                            4,100   4,100
Illinois Development Finance Authority Water
Facilities Revenue VRDB (AMT),
Illinois-American Water (MBIA Insured),
2.05%, 1/7/05                                            5,000   5,000
Illinois Educational Facilities Authority
Revenue Bonds,
Series 1999B, National Louis University
(JPMorgan Chase Bank),
2.00%, 1/7/05                                            9,600   9,600
Illinois Educational Facilities Authority
Revenue Bonds,
Series 2002 (AMT), Aurora University
(Fifth Third Bank LOC),
2.05%, 1/7/05                                            3,300   3,300

                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
ILLINOIS - 12.4% - (CONTINUED)
Illinois Educational Facilities Authority
Revenue Bonds, Series 1985,
Cultural Pool (JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                             1,295    1,295
Illinois Educational Facilities Authority
Revenue Bonds,
University of Chicago,
1.65%, 5/25/05                                           15,000   15,000
1.65%, 7/28/05                                           10,000   10,000
Illinois Finance Authority Revenue Bonds,
Series 2004,
Community Action Partnership (Citibank LOC),
2.02%, 1/7/05                                             3,125    3,125
Illinois Finance Authority Revenue Bonds,
Series 2004-05A,
Jewish Charities
(Harris Trust and Savings Bank LOC),
2.00%, 1/7/05                                             7,700    7,700
Illinois First G.O., Series 2002,
Wachovia MERLOTS Series 2003-A9
(MBIA Insured), (1)
2.06%, 1/7/05                                             5,650    5,650
Illinois Health Facilities Authority
Revenue Bonds, Series 2003A,
Advocate Health Care Network,
1.73%, 7/6/05                                            11,100   11,100
Illinois Health Facilities Authority
Revenue Bonds, Series 1995,
Evanston Hospital Corp.
(Evanston Northwestern Healthcare Gtd.),
1.60%, 3/31/05                                            8,000    8,000
Illinois Health Facilities Authority VRDB,
Series 1996,
Franciscan Eldercare Village
(LaSalle Bank LOC),
2.00%, 1/7/05                                               200      200
Illinois Health Facilities Authority VRDB,
Series 2003,
Memorial Health Systems
(JPMorgan Chase Bank LOC),
2.27%, 1/3/05                                             2,600    2,600
Illinois Health Facilities Authority
VRDB, Series 1996,
Proctor Hospital (JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                             7,000    7,000
Illinois Housing Development Authority VRDB,
Series 2004 (AMT),
Danbury Court Apartments Project Phase II
(LaSalle Bank LOC),
2.08%, 1/7/05                                             2,200    2,200
Illinois IDR Bonds, Series 1996,
Elis Chicago's Finest Inc. Project
(LaSalle Bank LOC),
2.08%, 1/7/05                                             1,265    1,265
Illinois State G.O. Bonds, Series 2002,
Tax-Exempt Eagle Trust 20021301, Illinois
First (FGIC Insured), (1)
2.04%, 1/7/05                                             5,000    5,000

                           MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
ILLINOIS - 12.4% - (CONTINUED)
Illinois State Sales Tax Revenue Bonds,
Salomon Smith Barney Eagle Trust, (1)
2.04%, 1/7/05                                              5,045    5,045
Justice VRDB, Series 2000 (AMT),
Candlewood Apartments Project (FNMA LOC),
2.09%, 1/7/05                                             10,700   10,700
Lake County Multifamily Housing Revenue
Bonds, Series 2004 (AMT),
Rosewood Apartments Project (FHLMC Gtd.),
2.05%, 1/7/05                                              4,400    4,400
Metropolitan Pier & Exposition Authority TRB,
Citicorp Eagle Trust Series 20026001  (1)
(MBIA Insured),
2.04%, 1/7/05                                             10,000   10,000
Metropolitan Pier & Exposition Authority TRB,
Wachovia MERLOTS Series 2000-VVV
(FGIC Insured), (1)
2.06%, 1/7/05                                              6,000    6,000
Peoria Multifamily Revenue Bonds,
Series 2003 (AMT),
Oak Woods Apartments (FNMA Gtd.),
2.07%, 1/7/05                                              3,900    3,900
Regional Transportation Authority
Revenue Bonds,
Citicorp Eagle Trust Series 20001303
(MBIA Insured), (1)
2.04%, 1/7/05                                             14,510   14,510
Roaring Forks O'Hare Municipal Certificates
Class A2004-7,
(MBIA Insured), (1)
2.14%, 1/7/05                                              3,600    3,600
Romeoville IDR VRDB, Series 1997 (AMT),
Metropolitan Industries, Inc. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                              2,000    2,000
Savanna IDR VRDB, Series 1994 (AMT),
Metform Corp. Project (JPMorgan Chase Bank LOC),
2.03%, 1/7/05                                              6,500    6,500
Southwestern IDA VRDB, Series 2002 (AMT),
Waste Management Inc. Project,
2.05%, 1/7/05                                              4,700    4,700
St. Clair County IDR VRDN (AMT),
Stellar Manufacturing Project
(Bank of America LOC),
2.10%, 1/7/05                                              4,050    4,050

                           MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
ILLINOIS - 12.4% - (CONTINUED)
University of Illinois Auxiliary Facility
Revenue Bonds,
Eagle Trust Series 20001301 (MBIA Insured), (1)
2.04%, 1/7/05                                              3,000     3,000
University of Illinois Revenue Bonds,
Auxiliary Facility System,
Wachovia MERLOTS Series 2000-S
(MBIA Insured), (1)
2.06%, 1/7/05                                              3,500     3,500
University of Illinois Revenue Bonds,
Auxiliary Facility System,
Wachovia MERLOTS Series 2003-A38
(AMBAC Insured), (1)
1.65%, 8/10/05                                            20,610    20,610
Village of Niles IDR VRDB, Series 1996 (AMT),
Lewis Spring &
Manufacturing Co. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                              1,550     1,550
Village of Vernon Hills IDR Bonds,
Series 1983 (AMT),
Accurate Transmissions, Inc. (LaSalle Bank LOC),
2.08%, 1/7/05                                              3,620     3,620
Warren County Industrial Project Revenue Bonds,
Series 2002,
Monmouth College Project (Allied Irish Bank LOC),
2.00%, 1/7/05                                              6,150     6,150
West Chicago City IDR VRDB, Series 1999 (AMT),
Royal Gold Ribbons Foods Project
(JPMorgan Chase Bank LOC),
2.13%, 1/7/05                                              1,700     1,700
Will County Solid Waste Bonds,
Series 1997 (AMT),
(BASF Corp. Gtd.),
2.21%, 1/3/05                                              9,000     9,000
Will-Kankakee Regional Development
Authority Revenue Bonds (AMT),
T.H. Davidson & Co., Inc. Project
(LaSalle Bank LOC),
2.08%, 1/7/05                                              3,075     3,075
                                                        ---------  -------
                                                                   496,382
                                                        ---------  -------
INDIANA - 2.9%
Anderson City Economic Development
Revenue VRDB,
Series 1996 (AMT), Gateway Village
Project (FHLB LOC)
2.02%, 1/7/05                                              2,670     2,670
Avilla Economic Development Revenue Bonds,
Series 1996 (AMT), Pent Assemblies, Inc.
Project (JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                              3,000     3,000
Columbus Economic Development Revenue VRDB,
Series 2004 (AMT),
Arbors at Water Edge Apartments Project
(FHLB LOC),
2.05%, 1/7/05                                              3,850     3,850

                           MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
INDIANA - 2.9% - (CONTINUED)
Dekko Foundation Education Facilities COP,
Series 2001-1 (JPMorgan Chase Bank LOC),
2.20%, 1/7/05                                             4,565    4,565
Fort Wayne Economic Development Revenue
Bonds, Series 2002 (AMT),
Ottenweller Co., Inc. Project
(JPMorgan Chase Bank LOC),
2.24%, 1/7/05                                             2,690    2,690
Fort Wayne Economic Development VRDB,
Series 2004,
University of St. Francis
(JPMorgan Chase Bank LOC),
2.02%, 1/7/05                                             2,300    2,300
Hammond City Economic Development VRDN,
Series 1996A (AMT), Annex at Douglas
Point Project,
2.02%, 1/7/05                                             2,735    2,735
Indiana Development Finance Authority
IDR VRDB (AMT),
Red Gold, Inc. Project
(Harris Trust & Savings Bank LOC),
Series 1994A,
2.06%, 1/7/05                                             4,200    4,200
Series 1994B,
2.06%, 1/7/05                                             2,600    2,600
Indiana Development Finance Authority
Industrial Revenue Bonds,
Youth Opportunity Center Project
(JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                             1,600    1,600
Indiana Development Finance Authority VRDB,
Series 2001 (AMT), Bhar Co. Project
(JPMorgan Chase Bank LOC),
2.34%, 1/7/05                                             1,800    1,800
Indiana Development Finance Authority VRDB,
Series 2002,
Indianapolis Museum of Art
(JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                            14,500   14,500
Indiana Health Facilities Finance Authority
Revenue Bonds, Series 2001A3,
Ascension Health Credit Group,
1.05%, 3/1/05                                            13,000   13,000
Indiana Health Facilities Finance Authority
Revenue Bonds, Series 2004A,
Clark Memorial Hospital (JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                             9,500    9,500
Indiana Health Facilities Finance Authority VRDB,
Fayette Memorial Hospital Association
(Fifth Third Bank LOC),
2.27%, 1/3/05                                             1,900    1,900
Indiana State Development Finance Authority VRDB,
Indiana Historical Society Inc. Project
(JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                             3,040    3,040

                           MONEY MARKET FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
INDIANA - 2.9% - (CONTINUED)
Indiana State HFA SFM Revenue Bonds (AMT)
Wachovia MERLOTS (Wachovia Bank SPA),
Series 2000B6, (1)
2.11%, 1/7/05                                                840       840
Series 2001A2, (1)
2.11%, 1/7/05                                              1,385     1,385
Indianapolis Public Improvement Bond Bank,
Series 2004E,
2.00%, 1/6/05                                             10,450    10,451
Laporte City VRDB, Series 2001 (AMT),
Alpha Baking Co., Inc. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                              2,130     2,130
Marshall County Economic Development Revenue
Bonds, Series 2003,
Culver Educational Foundation Project
(JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                              4,100     4,100
Noblesville Economic Development Revenue
Bonds (AMT),
Princeton Lakes Apartments (FHLB LOC),
Series PJ-2003A,
2.08%, 1/7/05                                              8,900     8,900
Series PJ-2003B,
2.13%, 1/7/05                                              1,100     1,100
North Vernon Economic Development Revenue
Bonds (AMT),
Oak Meadows Apartments Project (FHLB LOC),
2.10%, 1/7/05                                              3,010     3,010
Shelby Eastern School Building Corp. VRDB,
Wachovia MERLOTS Series 2001-A84
(FGIC Insured), (1)
2.06%, 1/7/05                                              2,000     2,000
Tippecanoe County PCR Bonds (AMT),
Caterpillar, Inc. Project
(Caterpillar Inc., Gtd.)
2.19%, 1/7/05                                              8,750     8,750
                                                        --------   -------

                                                                   116,616
                                                        --------   -------
Iowa - 0.6%
Iowa Finance Authority Single Family Revenue
Bonds (AMT), Wachovia MERLOTS
Series 2002-A46
(Colld. by U.S. Government Agency Securities), (1)
2.11%, 1/7/05                                              3,755     3,755
Iowa Finance Authority Retirement
Community Revenue Bonds,
Series 2003A, Deerfield Retirement
(LaSalle Bank LOC),
2.00%, 1/7/05                                              7,100     7,100
Iowa Finance Authority Retirement Community,
Series 2004,
Western Home Community's Project (U.S. Bank LOC),
2.05%, 1/7/05                                              3,000     3,000

                           MONEY MARKET FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
IOWA - 0.6% - (CONTINUED)
Iowa Higher Education Authority Private
College Facilities,
Series 2000, Grand View Project (U.S. Bank LOC),
2.27%, 1/3/05                                              2,135    2,135
Iowa Higher Education Authority Private College,
Series 2003,
Des Moines University Project
(Allied Irish Bank LOC),
2.27%, 1/3/05                                              5,000    5,000
Iowa Higher Education Authority, Series 2003,
Graceland College (Bank of America LOC),
2.05%, 1/7/05                                              1,900    1,900
                                                        --------   ------
                                                                   22,890
                                                        --------   ------
KANSAS - 0.4%
Kansas Development Finance Authority VRDB,
Series 2001 (AMT),
Oak Ridge Park II Apartments Project
(FHLB LOC),
2.18%, 1/7/05                                              3,650    3,650
Kansas Development Finance Authority VRDB,
Series 2002G1 (AMT),
Summit Woods Project (FNMA LOC),
2.05%, 1/7/05                                              1,100    1,100
Kansas State Department of Transportation Highway
Revenue VRDB, Eagle Series 20001601, (1)
2.04%, 1/7/05                                              5,975    5,975
Kansas State Finance Authority VRDB, Series 2000N,
Hays Medical Center (U.S. Bank LOC),
2.27%, 1/3/05                                                850      850
Wichita Airport Facilities Revenue VRDB,
Series VIII 2003 (AMT),
Flight Safety International, Inc.
(Berkshire Hathaway, Inc. Gtd.),
2.04%, 1/7/05                                              4,500    4,500
                                                        --------   ------
                                                                   16,075
                                                        --------   ------
KENTUCKY - 1.5%
Carroll County Solid Waste Disposal Revenue
Bonds (AMT),
BPB Acquisition Project (Bank of America LOC),
2.02%, 1/7/05                                              5,000    5,000
Carroll County Solid Waste Disposal Revenue
VRDB (AMT),
Celotex Corp. (Bank of America LOC),
2.02%, 1/7/05                                             15,790   15,790
Clark County Industrial Building Revenue VRDB,
Series 1996 (AMT),
Bluegrass Art Cast Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                              1,620    1,620
Franklin County G.O. Refunding Notes, Series 2001,
(JPMorgan Chase Bank LOC),
2.09%, 1/7/05                                              4,800    4,800

                           MONEY MARKET FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
KENTUCKY - 1.5% - (CONTINUED)
Henderson County Revenue Bond,
Murray-Calloway County Public
Hospital Project,
(Branch Banking & Trust Co. LOC),
2.07%, 1/7/05                                              5,165    5,165
Henderson County VRDB, Series 2002B1,
Kentucky Hospital Association
Health Facilities
(Branch Banking & Trust Co. LOC),
2.07%, 1/7/05                                              9,005    9,005
Kentucky Development Finance Authority
Revenue Bonds (AMT),
Republic Services, Inc. Project
(Bank of America LOC),
2.05%, 1/7/05                                              8,500    8,500
Kentucky Development Finance Authority Revenue
Bonds, Series 2003 (AMT),
Republic Services, Inc. Project
(JPMorgan Chase Bank LOC),
2.05%, 1/7/05                                              6,175    6,175
Pulaski County Solid Waste Disposal Revenue
Bonds, Series 1993B,
East Kentucky Power (National Rural Utilities -
Cooperative Finance Corp. Gtd.),
1.50%, 2/15/05                                             2,350    2,350
                                                        --------   ------
                                                                   58,405
                                                        --------   ------
LOUISIANA - 1.0%
Ascension Parish Revenue VRDB (AMT),
BASF Corp. Project (BASF Corp. Gtd.),
Series 1995,
2.21%, 1/3/05                                                300      300
Series 1997,
2.21%, 1/3/05                                              7,000    7,000
Series 1998,
2.21%, 1/3/05                                             11,600   11,600
Jefferson Parish Economic Development Corp. VRDB,
Series 2000 (AMT), Walle Corp. Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                              3,900    3,900
Jefferson Parish Home Mortgage Authority
Bonds (AMT),
Merrill Lynch P-Floats Series PT-264, (1)
2.08%, 1/7/05                                              1,725    1,725
Jefferson Parish Home Mortgage Authority SFM
Revenue Bonds (AMT),
Wachovia MERLOTS Series 2001-A79
(Colld. by U.S. Government Securities), (1)
2.11%, 1/7/05                                              2,870    2,870

                           MONEY MARKET FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
                                                          ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
LOUISIANA - 1.0% - (CONTINUED)
Louisiana Environment Facilities Development
Bonds VRDB, Series 2004,
Sacred Heart Project (SunTrust Bank LOC),
2.05%, 1/7/05                                                1,000    1,000
Louisiana Housing Finance Agency Mortgage
Revenue VRDB,
Merrill Lynch P-Floats Series PT-634
(Colld. by FNMA Securities), (1)
2.10%, 1/7/05                                                3,840    3,840
Louisiana Public Facilities Authority Multifamily
Housing Revenue VRDB, Series 2002,
Huntington Park Apartments (FNMA Gtd.),
2.04%, 1/7/05                                                4,050    4,050
Louisiana State Offshore Terminal Authority
Deepwater Revenue Bonds,
Series 2003B, (JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                                5,700    5,700
                                                          --------  -------
                                                                     41,985
                                                          --------  -------
MAINE - 0.3%
Maine State Housing Authority Mortgage
Purchase VRDB, Series 1998F2 (AMT), (1)
2.19%, 1/7/05                                                9,995    9,995
Maine State Turnpike Authority Revenue Bonds,
Eagle Trust Series 20001901 (FGIC Insured), (1)
2.04%, 1/7/05                                                3,000    3,000
                                                          --------  -------
                                                                     12,995
                                                          --------  -------
MARYLAND - 0.5%
Baltimore County Dunfield Townhouses VRDB,
Series 2003,
Roaring Fork Trust Receipts
(Colld. by GNMA Securities), (1)
2.14%, 1/7/05                                               10,025   10,025
Howard County VRDB, Series 2002A,
Vantage House Facilities (LaSalle Bank LOC),
2.00%, 1/7/05                                                4,800    4,800
Maryland State Economic Development Corp.
Revenue Bonds,
Series 1997 (AMT), Unisite Design, Inc.
(Mellon Bank LOC),
2.15%, 1/7/05                                                1,725    1,725
Northeast Maryland Waste Disposal
Authority Revenue Bonds,
Reserve Eagle Trust Series 96C2001
(MBIA Insured), (1)
2.04%, 1/7/05                                                4,385    4,385
                                                          --------  -------
                                                                     20,935
                                                          --------  -------
MASSACHUSETTS - 0.5%
Brockton Housing Development Corp.
VRDN, Series 1992A,
Lehman Floating Rate Trust Receipts Series
2002-L48 (FNMA Gtd.), (1)
2.05%, 1/7/05                                                2,785    2,785

                           MONEY MARKET FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
                                                        ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MASSACHUSETTS - 0.5% - (CONTINUED)
Massachusetts State Development Finance
Agency VRDB, Series 2003,
Lesley University (Fleet National Bank LOC),
2.02%, 1/7/05                                              4,900    4,900
Massachusetts State Development Finance
Agency VRDB,
Series 2004, Groton School,
2.02%, 1/7/05                                              7,500    7,500
Massachusetts State Development Finance Agency
VRDN, Series 1999,
Waste Management, Inc. Project
(SunTrust Bank LOC),
2.06%, 1/7/05                                              5,500    5,500
                                                        --------   ------
                                                                   20,685
                                                        --------   ------
MICHIGAN - 4.5%
Avondale School District VRDB, Series 2003,
Citigroup ROCS RR II R 2047, (1)
2.04%, 1/7/05                                              6,440    6,440
Detroit Sewage Disposal System VRDN,
Series 2000A, Wachovia MERLOTS
(FGIC Insured), (1)
2.06%, 1/7/05                                              6,800    6,800
Farmington Hills Hospital Finance Authority
Revenue Bonds, Series 1991,
Botsford General Hospital (MBIA Insured),
2.27%, 1/3/05                                              3,350    3,350
Germantown IDR VRDB, Series 1999 (AMT),
Great Lakes Packaging Corp.
(Marshall & Ilsley Bank LOC),
2.12%, 1/7/05                                              2,090    2,090
Grand Rapids Economic Development Corporation
VRDB, Series 1991A,
Amway Hotel (Standard Federal Bank LOC),
2.12%, 1/7/05                                              1,100    1,100
Jackson County Economic Development Corp. VRDN,
Series 1999 (AMT), Production Saw & Machine Co.
(Comerica Bank LOC),
2.15%, 1/7/05                                              3,470    3,470
Jackson County Economic Development Corp. VRDN,
Series 2000 (AMT), Kellog Crankshaft Co. Project
(Comerica Bank LOC),
2.15%, 1/7/05                                              3,585    3,585
Macomb County Hospital Finance Authority VRDB,
Mt. Clemens General (Comerica Bank LOC),
Series 2003A1,
2.30%, 1/3/05                                             15,350   15,350
Series 2003A2,
2.14%, 1/3/05                                              4,600    4,600

                           MONEY MARKET FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MICHIGAN - 4.5% - (CONTINUED)
Michigan Municipal Bond Authority
Revenue Notes, Series 2004B1,
3.00%, 8/19/05                                         6,000    6,054
Michigan Municipal Bond
Authority Revenue Notes,
Series 2004B2,  (JP Morgan Chase Bank LOC),
3.00%, 8/23/05                                        37,000   37,334
Michigan State G.O. Notes, Series 2005A,
3.50%, 9/30/05                                        26,000   26,286
Michigan State Hospital
Authority Revenue Bonds VRDB,
Series 1999A, Covenant Retirement
(LaSalle Bank LOC),
2.00%, 1/7/05                                            400      400
Michigan State Hospital Finance
Authority VRDB, Series 2003A,
Crittenton Hospital (Comerica Bank LOC),
1.99%, 1/3/05                                             40       40
Michigan State Housing Development
Authority Revenue
VRDB, Series 1999 (AMT), Baldwin
Villas (Comerica Bank LOC),
2.15%, 1/7/05                                          4,720    4,720
Michigan State Strategic Fund
VRDB, Series 2002 (AMT),
Pioneer Labs, Inc. Project
(JPMorgan Chase Bank LOC),
2.05%, 1/7/05                                          1,300    1,300
Michigan State Strategic
Fund VRDN, Series 2001 (AMT),
Plymouth Packaging Project
(Comerica Bank LOC),
2.15%, 1/7/05                                          3,785    3,785
Michigan State Strategic Fund VRDN,
Electro-Chemical Finishing Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                          4,500    4,500
Michigan State Strategic Fund
VRDN, Series 2001 (AMT),
Behr Systems Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                          3,300    3,300
Michigan State Strategic Fund
VRDB, Series 2001 (AMT),
Roesler Metal Finishing Project
(Standard Federal Bank LOC),
2.13%, 1/7/05                                          4,980    4,980
Michigan State Strategic Fund
VRDN, Series 2001 (AMT),
Advanced Tooling System Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                          3,610    3,610
Michigan State Strategic Fund VRDN (AMT),
Serta Restokraft Mattress Co. Project
(Comerica Bank LOC),
2.15%, 1/7/05                                          3,885    3,885
Michigan State Strategic Fund VRDN,
Series 1999 (AMT),
Great Lakes Metal Stamping
(JPMorgan Chase Bank LOC),
2.13%, 1/7/05                                          1,600    1,600

                           MONEY MARKET FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MICHIGAN - 4.5% - (CONTINUED)
Michigan Strategic Fund VRDN,
Series 2001 (AMT),
Mold Masters Co. Project
(JPMorgan Chase Bank LOC),
2.34%, 1/7/05                                          4,100     4,100
Michigan State Strategic Fund
Limited Obligation VRDN (AMT),
Dirksen Screw Co. Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                          3,000     3,000
Michigan State Strategic Fund
Limited Obligation Revenue Bonds (AMT),
Grand Haven Plastics Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                          4,400     4,400
Michigan State Strategic Fund Limited
Obligation Revenue Bonds (AMT),
Leader Dogs for the Blind Project
(Comerica Bank LOC),
2.05%, 1/7/05                                          3,250     3,250
Michigan State Strategic Fund
Limited Obligation Revenue Bonds (AMT),
Corlett-Turner Co. Project
(Comerica Bank LOC),
2.15%, 1/7/05                                          2,005     2,005
Michigan State Strategic Fund Variable
Limited Obligation Revenue Bonds (AMT),
NYX Technologies LLC Project
(Comerica Bank LOC),
2.15%, 1/7/05                                          7,050     7,050
Oakland County Economic Development Corp.
VRDN, Series 1998 (AMT),
Richard Tool & Die Corp. Project
(Comerica Bank LOC),
2.15%, 1/7/05                                          4,240     4,240
Oakland County Economic Development Corp.
VRDN, Series 2004 (AMT),
General Mill Supply (LaSalle Bank LOC),
2.15%, 1/7/05                                          4,740     4,740
                                                    --------   -------
                                                               181,364
                                                    --------   -------
MINNESOTA - 3.9%
Arden Hills Housing & Healthcare
Facilities Revenue Bond,
Presbyterian Homes (U.S. Bank LOC),
Series 1999A,
2.27%, 1/3/05                                          4,548     4,548
Series 1999B,
2.27% 1/3/05                                           3,194     3,194
Austin Housing and Redevelopment
Authority VRDB, Series 2004A,
Cedars of Austin Project
(LaSalle Bank LOC),
2.15%, 1/7/05                                          2,000     2,000
Becker Tax Increment,
Series 1994D (AMT),
Piper Jaffray Funding LLC Trust
Certificates Series 2004F (MBIA Insured), (1)
2.12%, 1/7/05                                          9,995     9,995

                           MONEY MARKET FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MINNESODA - 3.9% - (CONTINUED)
Brooklyn Center Revenue
VRDB, Series 2001,
Brookdale Corp II Project
(U.S. Bank LOC),
2.27%, 1/3/05                                          3,000    3,000
Dakota County Community Development
Authority VRDB, Series 2003,
Brentwood Hills Apartments Project
(LaSalle Bank LOC),
2.32%, 1/3/05                                          5,000    5,000
Dakota County Community Development
Authority VRDB, Series 2004,
View Pointe Apartments Project
(LaSalle Bank LOC),
2.15%, 1/7/05                                          4,000    4,000
Duluth EDA Healthcare Facilities
VRDB, Series 1997,
Miller-Dawn Medical Center Project
(U.S. Bank LOC),
2.27%, 1/3/05                                          2,450    2,450
Eden Prairie VRDB, Series 2003 (AMT),
Eden Prairie Leased Housing Association
Project (LaSalle Bank LOC),
2.15%, 1/7/05                                          8,000    8,000
Little Canada Bond Securities,
Series 2004S1 (AMT),
Class A Trust Certificates
(LaSalle Bank LOC), (1)
2.19%, 1/7/05                                          3,780    3,780
Mankato Multifamily Housing
VRDB, Series 1997,
Highland Hills Project
(LaSalle Bank LOC),
2.27%, 1/3/05                                            200      200
Maple Grove Economic Development
VRDB, Series 2004,
Heritage Christian Academy
(U.S. Bank LOC),
2.00%, 1/7/05                                          3,400    3,400
Minneapolis VRDB, Series 2000,
People Serving People Project
(U.S. Bank LOC),
2.27%, 1/3/05                                          2,025    2,025
Minneapolis Multifamily Housing
VRDB, Series 2002 (AMT),
Second Street Acquisition Project
(LaSalle Bank LOC),
2.15%, 1/7/05                                          2,780    2,780
Minnesota Housing Finance Agency
Residential Housing Bonds,
(Transamerica Life and Annuity GIC),
Series 2003H,
1.62%, 7/21/05                                        18,055   18,055
Series 2004G,
2.05%, 1/7/05                                         12,000   12,000
Series 2004H,
1.62%, 7/21/05                                        16,130   16,130

                           MONEY MARKET FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MINNESODA - 3.9% - (CONTINUED)
Minnesota Water PCR VRDB, Series 2002A,
Wachovia MERLOTS Series 2003-B06, (1)
2.06%, 1/7/05                                          9,985     9,985
Northfield Multifamily Housing
Revenue Bonds, Series 2003A,
Summerfield Investments LLC
(LaSalle Bank LOC),
2.15%, 1/7/05                                          1,865     1,865
Oakdale Bond Securities,
Series 2004S2 (AMT),
Class A Trust Certificate
(LaSalle Bank LOC), (1)
2.19%, 1/7/05                                          3,660     3,660
Ramsey County Housing & Redevelopment
Authority VRDB, Series 2003A (AMT),
Gateway Apartments Partnership
Project (LaSalle Bank LOC),
2.15%, 1/7/05                                         13,000    13,000
Ramsey County Housing & Redevelopment
Authority VRDB,
St. Paul Leased Housing Association
(LaSalle Bank LOC),
Series 2002 (AMT),
2.15%, 1/7/05                                          6,950     6,950
Series 2003 (AMT),
2.15%, 1/7/05                                          2,900     2,900
Robbinsdale Multifamily Housing
Revenue Bonds, Series 2004A (AMT),
Copperfield (LaSalle Bank LOC),
2.15%, 1/7/05                                          2,545     2,545
St. Anthony Multifamily Housing
Revenue Bonds, Series 2004 (AMT),
Landings at Silver Lake Village Project
(LaSalle Bank LOC),
2.15%, 1/7/05                                          7,000     7,000
St. Paul Housing and Redevelopment
Authority VRDB, Series 2004 (AMT),
Bridgecreek Senior Place
(LaSalle Bank LOC),
2.15%, 1/7/05                                          7,750     7,750
Winona Port Authority IDR VRDB,
Series 2001A (AMT),
Bay State Milling Co. Project
(Harris Bank & Trust LOC),
2.06%, 1/7/05                                            795       795
                                                    --------   -------
                                                               157,007
                                                    --------   -------
MISSISSIPPI - 1.0%
Jackson Redevelopment
Authority VRDB,
Jackson Medical Mall
Foundation Project
(JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                          4,300     4,300
Mississippi Business Finance Corp.
Solid Waste Disposal Revenue Bonds,
Series 2003, Waste Management, Inc.
Project (Fleet National Bank LOC),
2.06%, 1/7/05                                          5,000     5,000

                           MONEY MARKET FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MISSISSIPPI - 1.0% - (CONTINUED)
Mississippi Home Corp. Multifamily
Housing Revenue Bonds,
Series 2001-2 (AMT), Chapel
Ridge Apartments
(Regions Bank LOC),
2.11%, 1/7/05                                          6,300    6,300
Mississippi Home Corp.
SFM, Series 2000A-2 (AMT),
Roaring Fork Trust Receipts
Series 2000-18A, (1)
2.24%, 1/7/05                                          4,615    4,615
Mississippi Home Corp. SFM
VRDB, Series 2002C2 (AMT),
Lehman Floating Rate Trust
Receipts Series 2002L47, (1)
2.10%, 1/7/05                                          4,205    4,205
Mississippi Home Corp.
Single Family Revenue VRDB,
Series 2001A8 (AMT)
(GNMA Gtd.), (1)
2.11%, 1/7/05                                         11,515   11,515
Mississippi Home Corp. Single
Family Revenue VRDB (AMT),
Merrill Lynch P-Floats PT-218B
(Colld. by Mississippi
Home Corp.), (1)
2.08%, 1/7/05                                          3,020    3,020
                                                    --------   ------
                                                               38,955
                                                    --------   ------
MISSOURI - 2.1%
Blue Springs IDA VRDB,
Series 2004 (AMT),
Autumn Place Apartments Project
(FNMA Gtd.),
2.03%, 1/7/05                                          5,500    5,500
Missouri Development Finance Board
Lease Revenue Bond, Series 2003,
Missouri Association Municipal
Utilities (U.S. Bank LOC),
2.27%, 1/3/05                                         10,095   10,095
Missouri Health & Educational
Facilities VRDB, Series 1999,
Drury College Project
(U.S. Bank LOC),
2.27%, 1/3/05                                          6,090    6,090
Missouri Health & Educational
acilities VRDB, Series 2002A,
Christian Brothers (U.S. Bank LOC),
2.27%, 1/3/05                                            900      900
Missouri Housing Development
Community Mortgage Revenue Bonds,
Series 1994A (AMT), Merrill
Lynch P-Floats PA-116, (1)
2.10%, 1/7/05                                            520      520
Missouri Housing Development
Community SFM Revenue Bonds,
Series 2000-3 (AMT), Roaring
Fork Trust Receipts, (1)
2.24%, 1/7/05                                          6,305    6,305
Missouri Housing Development
Community SFM Revenue Bonds (AMT),
Wachovia MERLOTS Series 2001-A81
(Colld. by U.S. Government Securities), (1)
2.11%, 1/7/05                                          2,320    2,320

                           MONEY MARKET FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MISSOURI - 2.1% - CONTINUED)
Missouri State Development Finance Board
Infrastructure Facilities VRDB,
Series 2000C, St. Louis
Convention Center (U.S. Bank LOC),
2.27%, 1/3/05                                          8,300    8,300
Missouri State Health & Education
Authority Revenue Bonds,
Lutheran Senior Services (U.S. Bank LOC) ,
2.00%, 1/7/05                                            100      100
Missouri State Housing Development
Single Family Revenue,
Series 2004 (AMT),
(General Electric Capital Corp. GIC),
2.39%, 1/31/05                                        28,205   28,205
St. Charles IDA VRDB, Series 2004 (AMT),
Peine Lakes Apartments (Wachovia Bank LOC),
2.04%, 1/7/05                                          2,150    2,150
St. Louis City IDA VRDB, Series 1995 (AMT),
Whispering Lakes Apartment Project
(Colld. by FNMA Securities),

2.08%, 1/7/05                                          7,435    7,435
St. Louis City IDA VRDB, Series 1997 (AMT),
Black Forest Apartment Project
(Colld. by FNMA Securities),
2.08%, 1/7/05                                          4,000    4,000
                                                    --------   ------
                                                               81,920
                                                    --------   ------
MONTANA - 0.1%
Montana Board of Housing Single
Family Revenue Bonds (AMT),
Wachovia MERLOTS 02-19A, (1)
2.11%, 1/7/05                                          2,575    2,575
                                                    --------   ------
NEBRASKA - 0.6%
Douglas County School District
G.O., Series 2003,
Citigroup ROCS RR II R Series 4058, (1)
2.04%, 1/7/05                                          2,400    2,400
Lincoln Electric System VRDB, Series 2001,
Wachovia MERLOTS Series 2003-B01, (1)
2.06%, 1/7/05                                         11,295   11,295
Nebraska Investment Finance
Authority Revenue Bonds,
Series 2000E (AMT) (GNMA Gtd.), (1)
2.11%, 1/7/05                                            890      890
Nebraska Investment Finance Authority
Single Family Housing Revenue Bonds (AMT),
Wachovia MERLOTS Series 2001-A12
(Colld. by FNMA Securities), (1)
2.11%, 1/7/05                                            630      630

                           MONEY MARKET FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
NEBRASKA - 0.6% - (CONTINUED)
Omaha Convention Center and Arena VRDB,
Citigroup Eagle Trust Series 20040009 CL A, (1)
2.04%, 1/7/05                                          8,000    8,000
                                                    --------   ------
                                                               23,215
                                                    --------   ------
NEVADA - 1.0%
Clark County IDA VRDB, Series 2003A,
Southwest Gas Corp. Project
(Fleet National Bank LOC),
2.03%, 1/7/05                                         12,250   12,250
Clark County Schools Revenue Bonds,
Citicorp Eagle Trust Series 982801
(FSA Corp. Insured),
2.04%, 1/7/05                                          4,800    4,800
Las Vegas Water VRDB, Series 2003B,
MERLOTS Series 2003B10 (MBIA Insured), (1)
2.06%, 1/7/05                                         18,765   18,765
Nevada Housing SFM Revenue Bonds (AMT),
Wachovia MERLOTS Series 2000-A7, (1)
2.11%, 1/7/05                                            365      365
Nevada State VRDB, Series 1997SGB31,
(FGIC Insured), (1)
2.04%, 1/7/05                                          1,900    1,900
                                                    --------   ------
                                                               38,080
                                                    --------   ------
NEW HAMPSHIRE - 0.2%
New Hampshire Health & Education
Facilities Authority Revenue Bonds,
Bishop Guertin High School
(Allied Irish Bank LOC),
2.05%, 1/7/05                                          6,200    6,200
New Hampshire Health & Education Facilities VRDB,
New Hampshire Medical Center
(Fleet National Bank LOC),
2.05%, 1/7/05                                            280      280
New Hampshire Housing Finance
Authority SFM Bonds (AMT),
Wachovia MERLOTS Series 2001-A82, (1)
2.11%, 1/7/05                                          1,380    1,380
                                                    --------   ------
                                                                7,860
                                                    --------   ------
NEW JERSEY - 0.9%
New Jersey EDA, Series 2003A (AMT)
(Washington Mutual LOC),
2.19%, 1/7/05                                          2,215    2,215
New Jersey State TANS, Series 2004A,
3.00%, 6/24/05                                        33,220   33,455
                                                    --------   ------
                                                               35,670
                                                    --------   ------

                           MONEY MARKET FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
NEW MEXICO - 1.0%
New Mexico Educational Assistance
Foundation Revenue Bonds (AMT),
Wachovia MERLOTS Series 2002-A26, (1)
2.11%, 1/7/05                                          9,145     9,145
New Mexico Mortgage Finance Authority
VRDB, Series 2004 (AMT),
SFM Program (AIG Matched Funding GIC),
2.28%, 1/1/05                                         28,041    28,041
New Mexico SFM Finance Authority VRDN,
Series 2001A9, First Union TOB
(Colld. by FNMA Securities), (1)
2.11%, 1/7/05                                          1,490     1,490
New Mexico SFM Finance Authority VRDN,
Series B2 PT-196 (AMT)
(Colld. by GNMA Securities), (1)
2.08%, 1/7/05                                          3,055     3,055
                                                    --------   -------
                                                                41,731
                                                    --------   -------
NEW YORK - 3.0%
New York State G.O. Bonds, Series 2000B,
(Dexia Bank Belgium LOC),
1.58%, 8/4/05                                         18,000    18,000
New York City Multifamily Housing Development
Corporation VRDB, Series 2004A (AMT),
West End Towers (FNMA Gtd.),
2.00%, 1/7/05                                         23,000    23,000
New York State Housing Finance Agency
VRDB, Series 1999 (AMT),
101 West End Avenue Project (FNMA LOC),
1.99%, 1/7/05                                         37,150    37,150
New York State Housing Finance
Agency VRDB, Series 2003A (AMT),
West 23rd Street Housing (FNMA LOC),
1.99%, 1/7/05                                         43,100    43,100
                                                    --------   -------
                                                               121,250
                                                    --------   -------
NORTH CAROLINA - 0.8%
Capital Region Airport Commission
Passenger Facilities Charges
Revenue VRDB (AMT) (Wachovia Bank LOC),
2.05%, 1/7/05                                          2,760     2,760
Catawba County IDR PCR Bonds, Series 1996 (AMT),
Hooker Furniture Corp. Project
(Bank of America LOC),
2.05%, 1/7/05                                          4,600     4,600
Columbus County Industrial Facilities PCR VRDB,
Series 1998 (AMT), Conflandey, Inc. Project
(BNP LOC),
2.10%, 1/7/05                                          2,200     2,200

                           MONEY MARKET FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
NORTH CAROLINA - 0.8% - (CONTINUED)
North Carolina Medical Care VRDB,
Wachovia MERLOTS Series 2001-A39
(GNMA Gtd.), (1)
2.06%, 1/7/05                                          5,645    5,645
North Carolina State G.O. VRDB,
Wachovia MERLOTS Series 2004C22, (1)
1.70%, 3/1/05                                         10,960   10,960
Sampson County Industry Facilities
Pollution Control Financing Revenue Bonds,
Series 2003, Samson County Disposal
LLC Project (Wachovia Bank LOC),
2.04%, 1/7/05                                          3,500    3,500
Union County IDR Bonds, Series 2000 (AMT),
C&M No. 1 Investment Partnership Project
(Bank of America LOC),
2.05%, 1/7/05                                          1,900    1,900
                                                    --------   ------
                                                               31,565
                                                    --------   ------
NORTH DAKOTA - 0.4%
North Dakota State Housing Finance
Agency Revenue Bonds (AMT),
Merrill Lynch P-Floats PT-1189, (1)
2.08%, 1/7/05                                          2,390    2,390
North Dakota State Housing Finance
Agency Revenue Bonds Home Mortgage,
Series 2003B (AMT),
2.01%, 1/7/05                                          5,000    5,000
Oliver County PCR VRDB, Wachovia MERLOTS
Series 2003-B07 (AMBAC Insured), (1)
2.06%, 1/7/05                                          5,980    5,980
Ward County Health Care Facilities
VRDB, Series 2002A,
Trinity Obligation Group (U.S. Bank LOC),
2.27%, 1/3/05                                          1,150    1,150
                                                    --------   ------
                                                               14,520
                                                    --------   ------
OHIO - 1.0%
Cincinnati Water System
Revenue Bonds, Series 2003,
Citigroup ROCS II R 212
(FSA Corp. Insured), (1)
2.03%, 1/7/05                                          7,000    7,000
Clinton County Hospital
Revenue VRDB, Series 2002A1,
Memorial Hospital Project
(Fifth Third Bank LOC),
2.07%, 1/7/05                                          1,185    1,185
Clinton County Hospital Revenue
VRDB, Series 2003A1,
HB Magruder Memorial Hospital
Project (Fifth Third Bank LOC),
2.07%, 1/7/05                                          5,910    5,910

                           MONEY MARKET FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
                                                     ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
OHIO - 1.0% - (CONTINUED)
Clinton County Hospital Revenue
VRDB, Series 2003D,
Kettering Medical Center Osteopathic
Service (Fifth Third Bank LOC),
2.07%, 1/7/05                                           1,700    1,700
Franklin County Hospital Revenue
Bonds, Series 2001 II-R-55,
Smith Barney ROCS
(U.S. Treasuries Escrowed), (1)
2.03%, 1/7/05                                          10,395   10,395
Ohio State G.O.,
Citigroup ROCS Series RR II R 4037, (1)
2.03%, 1/7/05                                           7,590    7,590
State of Ohio PCR Bonds (AMT),
Ross Incineration Services Project
(JPMorgan Chase Bank LOC),
2.34%, 1/7/05                                             955      955
Summit County IDR Bonds (AMT),
Arch Aluminum & Glass Co., Inc.
(Comerica Bank LOC),
2.15%, 1/7/05                                           4,000    4,000
Warren County Industrial Development
Revenue Bonds, Series 2000 (AMT),
PAC Manufacturing Project
(Bank of America LOC),
2.32%, 1/3/05                                           1,375    1,375
                                                     --------   ------
                                                                40,110
                                                     --------   ------
OKLAHOMA - 3.7%
Edmond EDA Student Housing Revenue VRDB,
Series 2001A (Wachovia Bank LOC),
2.02%, 1/7/05                                           2,000    2,000
Garfield County Industrial
Authority Revenue Bonds, Series A,
Oklahoma Gas and Electric Co. Project,
2.12%, 1/7/05                                          22,300   22,300
Muskogee Industrial Trust
VRDB, Series 1997A,
Oklahoma Gas and Electric Co.
(Oklahoma Gas & Electric Gtd.),
2.25%, 1/7/05                                           1,000    1,000
Oklahoma Development Finance
Authority Hospital Revenue VRDB,
Series 2000, Deaconess Health
Care Corp. Project (KBC Bank LOC),
2.12%, 1/7/05                                             185      185
Oklahoma Development Finance
Authority VRDB, Series 2002C,
Continuing Care Community (KBC Bank LOC),
2.27%, 1/3/05                                           1,380    1,380
Oklahoma HFA SFM Revenue
VRDB, Series 2000D2 (AMT),
Merrill Lynch P-Floats PT-462, Home
Ownership Loan Program (GNMA Gtd.), (1)
2.08%, 1/7/05                                           1,990    1,990

                           MONEY MARKET FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
OKLAHOMA - 3.7% - (CONTINUED)
Oklahoma HFA SFM Revenue
VRDB, Series 2003 (AMT),
Draw Down (General Electric
Capital Corp. GIC),
2.38%, 1/31/05                                        65,246    65,246
Franklin County Hospital
Revenue Bonds, Series 2001 II-R-55,
Oklahoma Water Resources
Board State Loan Program Revenue Bonds,
Series 1995,
1.35%, 3/1/05                                          8,105     8,105
Series 1997,
1.35%, 3/1/05                                          9,895     9,895
Tulsa Airports Improvement
Variable Rate Certificates
(MBIA Insured),
Series B1 (AMT), (1)
2.19%, 1/7/05                                          6,260     6,260
Series B2, (1)
2.14%, 1/7/05                                         14,190    14,190
Tulsa County Industrial Authority
Capital Improvement Revenue Bonds,
Series 2003A,
2.05%, 5/16/05                                        15,000    15,000
                                                    --------   -------
                                                               147,551
                                                    --------   -------
OREGON - 1.5%
Metropolitan Service District VRDN (AMT),
Riedel Compost Waste Disposal (U.S. Bank LOC),
2.20%, 1/7/05                                          1,100     1,100
Oregon Economic Development
Revenue VRDB, Series 176 (AMT),
Cascade Steel Rolling Mills
Project (Wells Fargo Bank LOC),
2.03%, 1/7/05                                          7,700     7,700
Oregon Health Housing Education & Cultural
Facilities Authority VRDB,
Evangelical Lutheran Good Samaritan
(U.S. Bank LOC),
2.05%, 1/7/05                                          3,200     3,200
Oregon Housing and Community Services
Department Revenue Bonds,
SFM Program,
Series 2004E,
1.21%, 5/5/05                                         13,300    13,300
Series 2004R-3
2.23%, 12/1/05                                        10,000    10,000
Oregon State Facilities
Authority VRDB, Series 2002A,
Hazelden Springbrook Project
(Allied Irish Bank LOC),
2.05%, 1/7/05                                          3,700     3,700

                           MONEY MARKET FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
                                                    ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
OREGON - 1.5% - (CONTINUED)
State of Oregon Revenue
VRDN, Series 181 (AMT),
Oregon Metal Slitters, Inc.
(KeyBank LOC),
2.07%, 1/7/05                                          6,250    6,250
Washington County Multifamily
Housing VRDB, Series 1995 (AMT),
Cedar Mills Project
(Manufacturers & Traders Bank LOC),
2.13%, 1/7/05                                         16,200   16,200
                                                      ------   ------
                                                               61,450
                                                      ------   ------
PENNSYLVANIA - 1.4%
Beaver County IDA Environmental
VRDB, Series 1997 (AMT),
BASF Corp. Project (BASF Corp. Gtd.),
2.21%, 1/3/05                                         10,800   10,800
Delaware Valley Regional Financing
Authority Local Government
Revenue VRDN, Merrill Lynch P-Floats PT-152
(AMBAC Insured), (1)
2.04%, 1/7/05                                          9,305    9,305
Emmaus General Authority Bond Pool Program,
Local Government Revenue Bonds
(Depfa Bank PLC LOC),
Series 1989D-24,
2.02%, 1/7/05                                         10,000   10,000
Series 1989D-25,
2.02%, 1/7/05                                         10,000   10,000
Series 1989H-20,
2.02%, 1/7/05                                         15,000   15,000
                                                      ------   ------
                                                               55,105
                                                      ------   ------
RHODE ISLAND - 0.7%
Rhode Island Student Loan Authority
VRDB, Series 1996-2 (AMT),
Student Loan Program (AMBAC Insured),
2.01%, 1/7/05                                         13,100   13,100
Warwick BAN, Series 2004,
1.50%, 1/20/05                                        15,000   15,003
                                                      ------   ------
                                                               28,103
                                                      ------   ------
SOUTH CAROLINA - 0.8%
Cherokee County IDR VRDB, Series 1989 (AMT),
Oshkosh Truck Corp. Project
(Bank of America LOC),
2.10%, 1/7/05                                          5,600    5,600
Oconee County Pollution Center
Revenue VRDB, Series 1993,
Duke Energy Corp.
(JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                          6,200    6,200

                           MONEY MARKET FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                      PRINCIPAL
                                                        AMOUNT      VALUE
                                                        (000S)     (000S)
                                                      ---------   --------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
SOUTH CAROLINA - 0.8% - (CONTINUED)
South Carolina Jobs EDA Revenue VRDB,
Series 2000 (AMT), Concept
Packaging Group Project
(Bank of America LOC),
2.10%, 1/7/05                                               900       900
South Carolina Jobs EDA Revenue VRDB,
Series 2000 (AMT), Giant Cement
Holding Inc. (Citibank LOC),
2.01%, 1/7/05                                            11,250    11,250
South Carolina Jobs EDA Revenue VRDB,
Series 2001 (AMT), Pharmaceutical
Association Project (Wachovia Bank LOC),
2.09%, 1/7/05                                             2,850     2,850
South Carolina Jobs EDA
Revenue VRDB, Series 2002A,
Wuref Development Project (Wachovia Bank LOC),
1.99%, 1/7/05                                             4,280     4,280
                                                         ------    ------
                                                                   31,080
                                                         ------    ------
SOUTH DAKOTA - 0.9%
Lower Brule Sioux Tribe G.O. VRDB, Series 1999,
Tribal Purposes (Wells Fargo Bank LOC),
1.99%, 1/7/05                                               930       930
South Dakota Economic Development
Finance Authority Revenue VRDB,
Series 1996 (AMT),
Hastings Filters, Inc. Project
(Fifth Third Bank LOC),
2.06%, 1/7/05                                             6,210     6,210
South Dakota Housing Development
Authority VRDB, Series 2003C2 (AMT),
Merrill Lynch P-Floats PT-837,
(General Electric Capital Corp.
Insured), (1)
2.09%, 1/7/05                                                60        60
South Dakota Housing Development
Authority VRDB, Series 2003C2 (AMT),
Merrill Lynch P-Floats PT-889
(General Electric Capital Corp. Insured), (1)
2.09%, 1/7/05                                             3,610     3,610
South Dakota Housing Development
Authority VRDB, Series 2003-11 (AMT),
State Street Clipper Trust, (1)
2.11%, 1/7/05                                            24,815    24,815
                                                         ------    ------
                                                                   35,625
                                                         ------    ------
TENNESSEE - 2.5%
Blount County Public Building
Authority VRDB, Series A-2-G,
Local Public Improvement Bonds
(AMBAC Insured),
2.18%, 1/3/05                                             1,410     1,410
Chattanooga Industrial Development
Board Lease Rent Revenue Bonds,
Citicorp Eagle Trust Series 20004202
(AMBAC Insured), (1)
2.04%, 1/7/05                                             6,000     6,000

                           MONEY MARKET FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT     VALUE
                                                         (000S)    (000S)
                                                       ---------   -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
TENNESSEE - 2.5% - (CONTINUED)
Gordon County Hospital Authority VRDB,
Series 1996A,
Adventist Health System Sunbelt
(SunTrust Bank LOC),
2.14%, 1/7/05                                              770        770
Jackson City Industrial Development Board Waste
Facilities VRDB,
Series 1995 (AMT), Florida Steel Corp. Project
(Bank of America LOC),
2.05%, 1/7/05                                            6,000      6,000
Loudon IDR VRDB, Series 2002 (AMT),
Continental Carbonic Products
(JPMorgan Chase Bank LOC),
2.29%, 1/7/05                                            3,125      3,125
Memphis-Shelby County Airport Authority
Revenue VRDB,
Series 1999C (AMT), Wachovia MERLOTS
(AMBAC Insured), (1)
2.11%, 1/7/05                                           14,815     14,815
Metropolitan Government Nashville & Davidson
Counties Revenue Bonds,
Series 2001B1, (Ascension Health Gtd.),
1.65%, 8/3/05                                            5,000      5,000
Series 2001B2, (Ascension Health Gtd.),
1.20%, 1/4/05                                           18,000     18,000
Metropolitan Government Nashville & Davidson
Counties Electric Revenue Bonds,
Citicorp Eagle Trust Series 984201, (1)
2.04%, 1/7/05                                                5          5
Metropolitan Government Nashville & Davidson
Health & Education Revenue Bonds,
Vanderbilt University Project,
1.05%, 1/15/05                                           5,000      5,000
1.05%, 1/15/05                                          15,000     15,000
Metropolitan Nashville Airport Authority
Revenue Bonds, Series 2003,
Passenger Facility Charge (SunTrust Bank LOC),
2.06%, 1/7/05                                            7,225      7,225
Metropolitan Nashville & Davidson Counties
Educational Facilities Authority VRDB,
Series 2002A, Belmont University Project
(SunTrust Bank LOC),
2.00%, 1/7/05                                            2,910      2,910
Metropolitan Nashville & Nashville Health &
Education Service VRDB,
Series 1996A, Adventist Health System
(SunTrust Bank LOC),
2.00%, 1/7/05                                            4,055      4,055
Nashville & Davidson Counties Housing Revenue VRDB,
Series 1995A (AMT),
Old Hickory Towers Project (FHLB LOC),
2.12%, 1/7/05                                            1,700      1,700

                           MONEY MARKET FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                            ---------   -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
TENNESSEE - 2.5% - (CONTINUED)
Rutherford County Industrial Development Board VRDB,
Series 1999A (AMT), Tennessee Farmers Co-Op Project
(Amsouth Bank of Birmingham LOC),
2.10%, 1/7/05                                                 2,110       2,110
Sevier County Public Building Authority VRDB,
Series 2000 IV-B-8,
Local Government Improvement Bonds (FSA Corp. Insured),
2.18%, 1/3/05                                                   625         625
Shelby County Health, Educational and Housing
Facilities Board VRDB,
Memphis University School Project (SunTrust Bank LOC),
2.02%, 1/7/05                                                 4,800       4,800
Shelby County Health, Educational and Housing
Facilities Board VRDB, Series 2001,
Youth Villages (Allied Irish Bank LOC),
2.03%, 1/7/05                                                 2,200       2,200
Sumner County School Capital Outlay Notes,
(SunTrust Bank LOC),
2.00%, 1/7/05                                                 2,000       2,000
                                                             ------     -------
                                                                        102,750
                                                             ------     -------
TEXAS - 18.4%
Aldine Independent School District G.O. Refunding VRDB,
Soc Gen Municipal Securities Trust Receipts
Series 1997 SGB29
(PSF of Texas Gtd.), (1)
2.04%, 1/7/05                                                 8,950       8,950
Austin Airport System Notes VRDN, Series 1998A (AMT),
(JPMorgan Chase Bank LOC),
2.02%, 1/7/05                                                25,200      25,200
Austin Water and Wastewater System Revenue Bonds,
Wachovia MERLOTS Series 2000LLL
(MBIA Insured), (1)
2.06%, 1/7/05                                                 7,470       7,470
Austin Water and Wastewater System Revenue Bonds,
Series 2003,
Wachovia MERLOTS Series 2003-B27 (MBIA Insured), (1)
2.06%, 1/7/05                                                 9,990       9,990
Bastrop Independent School District VRDN, Series 1997,
Soc Gen Municipal Securities Trust Receipts Series SGB37
(PSF of Texas Gtd.), (1)
2.04%, 1/7/05                                                18,870      18,870
Bexar County Housing Finance Corp. VRDB,
Series 2003 (AMT),
Primrose Jefferson Plaza (Bank of America LOC),
2.06%, 1/7/05                                                12,000      12,000

                           MONEY MARKET FUNDS 36 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)   (000S)
                                                       ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
TEXAS - 18.4% - (CONTINUED)
Bexar County Revenue Bonds,
Series 2001-3,
State Street Clipper Trust (MBIA Insured), (1)
1.60%, 3/10/05                                           12,620   12,620
Bexar County Housing Finance Corp. VRDB,
Series 2004 (AMT),
Rosemont at Acme Apartments Project
(Wachovia Bank LOC),
2.03%, 1/7/05                                             6,750    6,750
Brazos River Harbor Naval District VRDB,
Series 1996 (AMT), BASF Corp. Project
(BASF Corp. Gtd.),
2.21%, 1/3/05                                            25,000   25,000
Brazos River Harbor Naval District VRDB,
Series 2002 (AMT), BASF Corp. Project
(BASF Corp. Gtd.),
2.05%, 1/7/05                                             1,100    1,100
Brazos River Texas Naval District Brazoria
County VRDB (AMT),
BASF Corp. Project (BASF Corp. Gtd.),
2.21%, 1/3/05                                            15,000   15,000
Brazos River Texas PCR Bonds (AMT),
TXU Electric Company Project
(Credit Suisse First Boston LOC),
Series 2001D-1,
2.03%, 1/7/05                                            30,800   30,800
Series 2001D-2,
2.03%, 1/7/05                                            23,400   23,400
Calhoun County Navigation IDA,
Series 1994(AMT),
Formosa Plastic Corp. (Bank of America LOC),
2.03%, 1/7/05                                            35,700   35,700
Calhoun County Navigation District VRDB,
Series 2004 (AMT),
Formosa Plastic Corp. (Wachovia Bank LOC),
2.04%, 1/7/05                                             6,890    6,890
Calhoun County Navigation IDA Port Revenue VRDB,
Series 1998 (AMT),
(BP PLC Gtd.),
2.21%, 1/3/05                                             2,000    2,000
Comal Independent School District VRDB,
ABN AMRO MuniTops Certificates Series 1999-9
(PSF of Texas Gtd.),  (1)
2.04%, 1/7/05                                             1,800    1,800
Cypress-Fairbanks Independent School
District VRDB,
Citicorp Eagle Trust Series 20004304
(PSF of Texas Gtd.), (1)
2.04%, 1/7/05                                             7,640    7,640

                           MONEY MARKET FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                               PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
                                                              ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
TEXAS - 18.4% - (CONTINUED)
Dallas Fort Worth Airport VRDB, Series 1999 (AMT),
Flight Safety Project (OBH, Inc. Gtd.),
2.02%, 1/7/05                                                  10,000    10,000
Dallas Fort Worth International Airport Revenue VRDB,
Series 2001A (AMT),
Wachovia MERLOTS Series 2002-A13 (FGIC Insured), (1)
2.11%, 1/7/05                                                   9,605     9,605
Dallas Fort Worth Regional Airport Revenue
Refunding Bonds,
Series 1995, SocGen Municipal Trust SGB5
(FGIC Insured), (1)
2.04%, 1/7/05                                                  13,310    13,310
Dallas G.O. Refunding VRDB, Series 1998,
Morgan Stanley Floating Rate Trust Certificates,
Series 93, (1)
2.03%, 1/7/05                                                   3,400     3,400
Dallas HFA Multifamily Revenue Bonds (AMT),
Southern Terrace Apartments (JP Morgan Chase Bank LOC),
2.06%, 1/7/05                                                   6,990     6,990
Denton Industrial School District Variable Rate Certificates,
Series 2004C,
Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1)
2.07%, 1/7/05                                                  12,705    12,705
El Paso City Housing Financing Corp. Housing
Revenue Bonds,
Series 1993 (AMT), Viva Apartments Project
(General Electric Capital Corp. LOC),
2.08%, 1/7/05                                                   3,500     3,500
El Paso Housing Finance Corp. SFM Revenue VRDB,
Series 2001E, (1)
2.07%, 1/7/05                                                   8,995     8,995
Galveston County Housing Finance Corp. SFM VRDN (AMT),
Merrill Lynch P-Floats Series PT-205
(Colld. by GNMA Securities), (1)
2.08%, 1/7/05                                                   3,260     3,260
Gulf Coast Waste Disposal Authority Revenue Bonds,
Series 2001 (AMT),
American Acrylic Project
(JPMorgan Chase Bank LOC),
2.05%, 1/7/05                                                  25,000    25,000
Gulf Coast Waste Disposal Authority Revenue Bonds,
Series 1999 (AMT),
Air Products & Chemicals Project
(Air Products & Chemicals Gtd.),
2.10%, 1/7/05                                                   7,000     7,000
Gulf Coast Waste Disposal Authority Revenue Bonds,
Series 2004A (AMT),
Waste Management Project (JPMorgan Chase Bank LOC),
2.05%, 1/7/05                                                   4,500     4,500

                           MONEY MARKET FUNDS 38 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)   (000S)
                                                             ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
TEXAS - 18.4% - (CONTINUED)
Haltom Industrial Development Corp. Revenue Bonds,
Series 1995,
Molded Products Co. Project (Bank of America LOC),
2.08%, 1/7/05                                                   2,200    2,200
Harris County Development Corp. IDR VRDB,
Series 2000 (AMT), North American Galvanizing
(JPMorgan Chase Bank LOC),
2.13%, 1/7/05                                                   3,510    3,510
Harris County Health Facilities Development
Corp. Revenue Bonds,
Wachovia MERLOTS Series 2001-A87
(United States Treasuries Escrowed), (1)
2.06%, 1/7/05                                                   2,850    2,850
Harris County Industrial Development Corp.
Solid Waste Disposal VRDB (AMT), Series 2004A,
Deer Park Refining (Deer Park Refining Gtd.),
2.25%, 1/3/05                                                  50,100   50,100
Harris County Senior Lien Toll Road VRDB,
Series 2002,
Wachovia MERLOTS Series 2003-B16
(FSA Corp. Insured), (1)
2.06%, 1/7/05                                                  12,995   12,995
Houston Housing Finance Corp. Revenue Bonds,
Series 2004 (AMT),
Mayfair Park Apartments (FNMA LOC),
2.03%, 1/7/05                                                   3,000    3,000
Houston Utilities System Revenue Bonds,
Series 2004C13,
Wachovia MERLOTS (MBIA Insured), (1)
2.06%, 1/7/05                                                   7,700    7,700
Irving Independent School District VRDB,
Series 2004A,
(PSF of Texas Gtd.),
2.10%, 8/1/05                                                  10,000   10,029
Keller Independent School District VRDB,
ABN AMRO MuniTops 2001-26 (PSF of Texas Gtd.), (1)
2.04%, 1/7/05                                                   6,500    6,500
La Marque Independent School District,
Series 2003,
Citigroup ROC 1058 (PSF of Texas Gtd.), (1)
2.04%, 1/7/05                                                   8,190    8,190
Leander Independent School District Revenue Bonds,
ABN AMRO MuniTops Series 2002-16
(PSF of Texas Gtd.), (1)
2.04%, 1/7/05                                                   5,500    5,500
Northside Independent School District School
Building Bonds,
Series 2002A, ABN AMRO MuniTops 2003-28
(PSF of Texas Gtd.), (1)
2.04%, 1/7/05                                                   9,870    9,870
Northside Independent School District School
Building Bonds,
Series 2003 (PSF of Texas Gtd.),
1.67%, 6/15/05                                                  6,245    6,245

                           MONEY MARKET FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)


                                                               PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
                                                              ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
TEXAS - 18.4% - (CONTINUED)
Nueces River Authority Water Supply VRDN,
Eagle Trust Series 97430,
Corpus Christi Lake Project (FSA Corp. Insured), (1)
2.04%, 1/7/05                                                   16,600    16,600
Port Arthur Navigation District Industrial
Development VRDB (AMT),
Air Products & Chemicals, Inc.
(Air Products & Chemicals, Inc. Gtd.),
2.10%, 1/7/05                                                   17,500    17,500
Port Arthur Navigation District Revenue VRDN,
Series 1998 (AMT), BASF Corp. Project
(BASF Corp. Gtd.),
2.21%, 1/3/05                                                    5,000     5,000
Richmond Higher Education Corp. VRDB, Series 2003A,
Bayou University Project (AMBAC Insured),
2.02%, 1/7/05                                                    6,500     6,500
San Antonio Independent School District Revenue Bonds,
Series 2001B,
ABN AMRO MuniTops 2001-29 (PSF of Texas Gtd.), (1)
1.13%, 2/16/05                                                  19,995    19,995
San Antonio Multifamily Housing Revenue Bond,
Series 2002 (AMT),
Roaring Fork Series 2002-10 (GNMA Colld.), (1)
2.14%, 1/7/05                                                    7,285     7,285
State of Texas TRAN,
Series 2004,
3.00%, 8/31/05                                                 126,400   127,401
Tarrant County Housing Finance Corp. Multifamily VRDB,
Merrill Lynch P-Floats Series PT-473 (FHLMC Gtd.), (1)
2.04%, 1/7/05                                                    5,755     5,755
Texas City Industrial Development Corp. VRDB,
Wachovia MERLOTS Series 2000-A34,
Arco Pipeline Project (BP PLC Gtd.), (1)
2.06%, 1/7/05                                                    3,925     3,925
Texas State Department Housing and Community
Affairs Residential
Mortgage Revenue Bonds (AMT), Merrill Lynch
P-Floats PT-1192
(Colld. by GNMA Securities), (1)
2.08%, 1/7/05                                                    1,355     1,355
Texas State Department Housing and Community
Affairs Residential
Mortgage Revenue Bonds, Series B (AMT),
State Street Clipper Trust 2001-1, (1)
1.65%, 3/10/05                                                   9,596     9,596
Texas State Department Housing and Community
Affairs VRDB,
Merrill Lynch P-Floats PT-1868
(Merrill Lynch & Co., Inc. Gtd.), (1)
2.12%, 1/7/05                                                    3,975     3,975

                           MONEY MARKET FUNDS 40 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
                                                          ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
TEXAS - 18.4% - (CONTINUED)
Texas State Department of Housing & Community
Affairs VRDB,
Series 1996D (AMT), Wachovia MERLOTS
Series 2002-A58 (MBIA Insured), (1)
2.11%, 1/7/05                                               3,450      3,450
Texas State Department of Housing & Community
Affairs VRDB,
Series 2002A (AMT), Wachovia MERLOTS
Series 2003-A08
(Colld. by U.S. Government Agency Securities), (1)
2.11%, 1/7/05                                               4,700      4,700
Texas University VRDB, Series 2003B,
Wachovia MERLOTS Series 2003-B14, (1)
2.04%, 1/7/05                                               7,800      7,800
Texas Veterans Housing Assistance G.O. VRDB (AMT),
Merrill Lynch P-Floats Series PT-524, (1)
2.08%, 1/7/05                                               5,745      5,745
Wallis Higher Education Facilities VRDB,
Series 2003,
St. Marks Episcopal School Project
(JPMorgan Chase Bank LOC),
2.00%, 1/7/05                                               1,270      1,270
                                                            -----    -------
                                                                     735,986
                                                            -----    -------
UTAH - 1.6%
Intermountain Power Agency Supply Revenue VRDN,
Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
2.04%, 1/7/05                                               4,800      4,800
Salt Lake City Utah Assessment Revenue Bonds VRDB,
Series 2003, Gateway Project (Citibank LOC),
2.00%, 1/7/05                                               7,300      7,300
Utah Associate Municipal Power System VRDB,
Citigroup ROCS Series RR II R 2016
(FSA Corp. Insured), (1)
2.04%, 1/7/05                                               5,250      5,250
Utah HFA SFM VRDB,
Series 2001A2-CLIII (AMT),
Wachovia MERLOTS Series 2001-A14, (1)
2.11%, 1/7/05                                               3,390      3,390
Utah HFA VRDB (AMT),
Wachovia MERLOTS Series 2001-A62, (1)
2.11%, 1/7/05                                               3,410      3,410
Utah Housing Corp. Multifamily Revenue Bonds,
Series 2004A (AMT),
Tanglewook Apartments Project (Citibank LOC),
2.03%, 1/7/05                                               9,000      9,000

                           MONEY MARKET FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
                                                             ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
UTAH - 1.6% - (CONTINUED)
Utah Water Finance Agency Revenue VRDB,
(AMBAC Insured),
Series 2002A5,
2.05%, 1/7/05                                                  5,450     5,450
Series 2003A7,
2.05%, 1/7/05                                                  9,600     9,600
Series 2003A9,
2.02%, 1/7/05                                                 15,000    15,000
                                                              ------    ------
                                                                        63,200
                                                              ------    ------
VERMONT - 0.2%
Vermont Education Health Building Finance Agency VRDB,
Series 2004A,
Stratton Mountain School Ski (SunTrust Bank LOC),
2.02%, 1/7/05                                                  6,800     6,800
                                                              ------    ------
VIRGINIA - 0.2%
Botetourt County IDA VRDN (AMT),
Valley Forge Co. Project
(Harris Trust & Savings Bank LOC),
2.06%, 1/7/05                                                  2,200     2,200
Emporia City IDA IDR Bonds,
Series 1999 (AMT),
(Bank of America LOC),
2.05%, 1/7/05                                                  1,910     1,910
University of Virginia Rector & Visitors VRDB,
Series 2003B,
Wachovia MERLOTS Series 2003-B31, (1)
2.06%, 1/7/05                                                  3,585     3,585
                                                              ------    ------
                                                                         7,695
                                                              ------    ------
WASHINGTON - 5.0%
Bremerton County Revenue Bonds, Series 2000,
Kitsap Regional Conference Center Parking
(Bank of America LOC),
2.05%, 1/7/05                                                  2,500     2,500
Chelan County Public Utilities District
Revenue VRDB (AMT),
Wachovia MERLOTS Series 2000-R, (1)
2.11%, 1/7/05                                                 10,000    10,000
Columbia Energy Northwest VRDB, Series 2002A,
Wachovia MERLOTS Series 2004-A04 (MBIA Insured), (1)
2.06%, 1/7/05                                                  4,200     4,200
King County Housing Authority VRDN (AMT),
Overlake Todd Project (Bank of America LOC),
2.05%, 1/7/05                                                  5,785    5,785

                           MONEY MARKET FUNDS 42 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                            ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
WASHINGTON - 5.0% - (CONTINUED)
King County Housing Authority VRDN, Series 2001B (AMT),
Overlake Todd Project (Bank of America LOC),
2.05%, 1/7/05                                                 4,000     4,000
King County Sewer Revenue VRDB,
Wachovia MERLOTS Series 2000-E (FGIC Insured), (1)
2.06%, 1/7/05                                                 9,525     9,525
Port Bellingham Industrial Development Corp. VRDB,
Series 2003 (AMT),
BP Amoco West Coast Products LLC (BP PLC Gtd.),
2.23%, 1/3/05                                                 9,825     9,825
Port Seattle VRDB, Series 1999B (AMT),
Wachovia MERLOTS Series 2002-B04 (FGIC Insured), (1)
2.11%, 1/7/05                                                 3,970     3,970
Washington Economic Development Finance Authority VRDB,
Series 2000C (AMT), American Millwork Project
(KeyBank LOC),
2.08%, 1/7/05                                                 3,825     3,825
Washington Economic Development Finance Authority VRDB,
Series 2002E (AMT), Waste Management, Inc. Project
(JP Morgan Chase Bank LOC),
2.05%, 1/7/05                                                 5,000     5,000
Washington State G.O. Refunding VRDB,
Citicorp Eagle Trust Series 1993C, (1)
2.04%, 1/7/05                                                12,047    12,047
Washington State G.O. Various Purpose Bonds,
Citicorp Eagle Trust Series 2000B, (1)
2.04%, 1/7/05                                                10,365    10,365
Washington State G.O. VRDN,
Wachovia MERLOTS Series 2001-A54, (1)
2.06%, 1/7/05                                                 4,115     4,115
Washington State Finance Commission VRDB,
Series 2000A (AMT),
Carlyle Care Center Project (U.S. Bank LOC),
2.15%, 1/3/05                                                 3,055     3,055
Washington State Higher Education Facilities VRDB,
Series 2003A,
Cornish College of Arts Project (Bank of America LOC),
2.05%, 1/7/05                                                 2,100     2,100
Washington State Housing Finance Authority SFM
Revenue Bonds (AMT),
Merrill Lynch P-Floats PT-838
(AIG Matched Funding Insured), (1)
2.09%, 1/7/05                                                 2,520     2,520

                           MONEY MARKET FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                               PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
                                                              ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
WASHINGTON - 5.0% - (CONTINUED)
Washington State Housing Finance Commission VRDB,
Series 2002A (AMT),
Bridgewood Four Seasons (FNMA Gtd.),
2.03%, 1/7/05                                                   5,860    5,860
Washington State Housing Finance Commission VRDB,
Series 2002A (AMT),
Heatherwood Apartments (U.S. Bank LOC),
2.32%, 1/3/05                                                   2,815    2,815
Washington State Housing Finance Commission VRDB (AMT),
Rosemont Apartment Project (BNP Paribas LOC),
2.16%, 1/3/05                                                   2,890    2,890
Washington State Housing Finance Commission VRDB,
Series 2004A (AMT),
Silver Creek Retirement Project (Wells Fargo Bank LOC),
2.14%, 1/3/05                                                   7,140    7,140
Washington State Housing Finance Commission,
Series 2003A (AMT),
Woodland Retirement Project (Wells Fargo Bank LOC),
2.14%, 1/3/05                                                   3,425    3,425
Washington State Housing Finance Authority VRDB,
Series 1994 (AMT),
Canyon Lakes II Project (Wells Fargo Bank LOC),
2.02%, 1/7/05                                                   6,530    6,530
Washington State Housing Finance Commission
Revenue Bonds,
Series 2003A (AMT), Auburn Meadows Project
(Wells Fargo Bank LOC),
2.15%, 1/3/05                                                   6,020    6,020
Washington State Housing Finance Commission SFM
Revenue VRDB,
Series 2002-3AR (AMT),
Wachovia MERLOTS Series 2002-A29, (1)
2.11%, 1/7/05                                                   4,145    4,145
Washington State Housing Finance Commission Multifamily
Revenue VRDB,
Series 1994 (AMT), Arbors on the Park Project
(General Electric Capital Corp. LOC),
2.08%, 1/7/05                                                   8,450    8,450
Washington State Housing Finance Commission Multifamily
Revenue VRDB,
Series 1999A (AMT), Assisted Living Project
(U.S. Bank LOC),
2.10%, 1/7/05                                                   1,130    1,130
Washington State Housing Finance Commission Multifamily
Revenue VRDB,
Series 1999A, Mill Pointe Apartments Project
(U.S. Bank LOC),
2.32%, 1/3/05                                                   6,725    6,725
Washington State Housing Finance Commission Multifamily
Revenue VRDB,
Series 2001 (AMT), Springfield Meadows Apartments Project
(U.S. Bank LOC),
2.32%, 1/3/05                                                   8,050    8,050
Washington State Housing Finance Commission Multifamily
Revenue VRDB,
Series 2001A (AMT), Monticello Park Project (FNMA Gtd.),
2.03%, 1/7/05                                                   6,285    6,285

                           MONEY MARKET FUNDS 44 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
WASHINGTON - 5.0% - (CONTINUED)
Washington State Housing Finance Commission
Multifamily Revenue VRDB,
Series 2004 (AMT), Ballinger Court Senior
Apartments Project (FNMA Gtd.),
2.03%, 1/7/05                                           4,640       4,640
Washington State Housing Finance Commission
Multifamily Revenue VRDB,
Series 2004 (AMT), Rolling Hills Apartments
Project (Bank of America LOC),
2.20%, 1/3/05                                           6,125       6,125
Washington State Housing Finance Commission
Multifamily Revenue VRDB,
Series 2004A (AMT), Terrace Senior Apartments
(FNMA LOC),
2.03%, 1/7/05                                           8,520       8,520
Washington State Housing Finance Commission VRDB,
Series 1994,
Rockwood Retirement Community Program
(Wells Fargo LOC),
2.10%, 1/3/05                                             100         100
Washington State Housing Finance Commission Non
Profit Revenue VRDB,
Series 2002, Rockwood Retirement Communities
(Wells Fargo Bank LOC),
2.10%, 1/3/05                                           4,560       4,560
Washington State Housing Finance Commission
Non Profit Revenue VRDB,
Series 2000, University Prep Academy Project
(Bank of America LOC),
2.05%, 1/7/05                                           4,300       4,300
Washington State Housing Finance Commission
Non Profit Revenue VRDB,
Series 2003, Franke Tobey Jones Project
(Wells Fargo Bank LOC),
2.10%, 1/3/05                                           4,200       4,200
Washington State VRDB, Series 2003,
Association of Commercial & Migrant Health Centers
(U.S. Bank LOC),
2.05%, 1/7/05                                           5,370       5,370
                                                        -----     -------
                                                                  200,112
                                                        -----     -------
WEST VIRGINIA - 0.2%
Cabell County Revenue VRDB,
Series 2001, Huntington YMCA
(JPMorgan Chase Bank LOC),
2.10%, 1/7/05                                           3,345       3,345
Marion County Solid Waste Disposal Revenue VRDB,
Series B (AMT), Granttown Project
(National Westminster Bank LOC),
2.00%, 1/7/05                                           2,800       2,800
West Virginia EDA IDR VRDN,
Series 1999 (AMT), Rubberlite, Inc. Project
(JPMorgan Chase Bank LOC),
2.13%, 1/7/05                                           3,600       3,600
                                                        -----     -------
                                                                    9,745
                                                        -----     -------

                           MONEY MARKET FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                       ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
WISCONSIN - 1.8%
Marshfield City IDR VRDB, Series 2001 (AMT),
Wick Building Systems, Inc. Project
(JPMorgan Chase Bank LOC),
2.19%, 1/7/05                                            4,275     4,275
Mequon IDR Bonds Series 2001A (AMT),
Gateway Plastic (JPMorgan Chase Bank LOC),
2.24%, 1/7/05                                            1,000     1,000
Milwaukee IDR VRDB (AMT),
R & B Wagner (JPMorgan Chase Bank LOC),
2.19%, 1/7/05                                            4,470     4,470
Milwaukee Redevelopment Authority Revenue VRDB,
Series 2000 (AMT), Capital Stampings Corp. Project
(JPMorgan Chase Bank LOC),
2.15%, 1/7/05                                            5,970     5,970
Oak Creek IDR VRDB, Series 1999A (AMT),
Fort Howard Steel, Inc. Project
(Marshall & Ilsley Bank LOC),
2.13%, 1/7/05                                            5,325     5,325
Oostburg IDR VRDB, Series 2002 (AMT),
Dutchland Plastics Corp. (U.S. Bank LOC),
2.10%, 1/7/05                                            2,510     2,510
University of Wisconsin Hospital and
Clinics Revenue Bonds,
Wachovia MERLOTS Series 2000-RR
(FSA Corp. Insured), (1)
2.06%, 1/7/05                                            4,000     4,000
Wisconsin Health and Educational Facilities
Authority VRDB,
Meriter Hospital, Inc. Project
(Marshall & Ilsley Bank LOC),
2.27%, 1/3/05                                            1,400     1,400
Wisconsin Health and Educational Facilities
Authority VRDB, Series 2001,
Riverview Hospital Association
(U.S. Bank LOC),
2.27%, 1/3/05                                            4,850     4,850
Wisconsin Health and Educational Facilities
Authority VRDB, Series 2003,
Mequon Jewish Project
(JPMorgan Chase Bank LOC),
2.03%, 1/7/05                                            3,600     3,600
Wisconsin Health and Educational
Facilities Revenue Bonds,
St. Joseph Community Hospital
(Marshall & Ilsley Bank LOC),
2.03%, 1/7/05                                            7,215     7,215

                           MONEY MARKET FUNDS 46 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
                                                         ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
WISCONSIN - 1.8% - (CONTINUED)
Wisconsin Health and Educational Facilities VRDB,
Pooled Financing Program
(Marshall & Ilsley Bank LOC),
Series 2002C,
2.14%, 1/7/05                                              1,950     1,950
Series 2002D,
2.14%, 1/7/05                                              2,690     2,690
Series 2002G,
2.14%, 1/7/05                                              1,250     1,250
Wisconsin Health and Educational Facilities VRDB,
Series 2001,
Lutheran College (U.S. Bank LOC),
2.27%, 1/3/05                                              4,100     4,100
Wisconsin Health and Educational Facilities VRDB,
Series 2002A,
Vernon Memorial Hospital (U.S. Bank LOC),
2.27%, 1/3/05                                              5,200     5,200
Wisconsin State Health and Education Facilities
Revenue VRDB, Series 2003,
Agnesian Healthcare Project
(Marshall & Ilsley Bank LOC),
2.27%, 1/3/05                                              4,500     4,500
Wisconsin State Health and Education Facilities
Revenue VRDB, Series 2003,
Mercy Health Systems (Marshall &Ilsley Bank LOC),
2.03%, 1/7/05                                              7,520     7,520
                                                          ------    ------
                                                                    71,825
                                                          ------    ------
WYOMING - 0.3%
Green River PCR VRDB, Series 1992 (AMT),
Rhone-Poulene (Comerica Bank LOC),
2.25%, 1/7/05                                             10,800    10,800
                                                          ------    ------
MULTIPLE STATES POOLED SECURITIES - 4.4%
Charter Mac Floater Certificates Trust I,
Series 2000 (AMT), (MBIA Insured), (1)
2.12%, 1/7/05                                              6,100     6,100
Charter Mac Floater Certificates,
Series 2001 (AMT), (1)
National-2 (MBIA Insured),
2.12%, 1/7/05                                             20,000    20,000
Charter Mac Low Floater Certificates Trust I,
Series 2002 (AMT),
National-3 (MBIA Insured), (1)
2.12%, 1/7/05                                             15,000    15,000

                           MONEY MARKET FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                           ---------  -------
MUNICIPAL INVESTMENTS - 100.0% - (CONTINUED)
MULTIPLE STATES POOLED SECURITIES - 4.4% - (CONTINUED)
Clipper Tax-Exempt Certificates,
Multistate Tax-Exempt Certificates,
Series 1998A, (1)
2.11%, 1/7/05                                                 33,140     33,140
Series 1999-3, (1)
2.19%, 1/7/05                                                 25,365     25,365
National FHLMC Multifamily VRDN, Series M002 (AMT)
(FHLMC Gtd.),
2.19%, 1/7/05                                                 31,488     31,488
SunAmerica Pooled Multifamily Series 2001-2A (AMT)
(FHLMC Gtd.), (1)
2.09%, 1/7/05                                                 46,855     46,855
                                                              ------  ---------
                                                                        177,948
                                                              ------  ---------
TOTAL MUNICIPAL INVESTMENTS (COST $4,002,499)                         4,002,499
                                                              ------  ---------

                                                            NUMBER OF
                                                             SHARES    VALUE
                                                             (000S)    (000S)
                                                           ---------  -------
INVESTMENT COMPANIES - 0.0%
AIM Tax-Exempt Cash Fund                                          65          65
Dreyfus Tax-Exempt Cash Management Fund                           62          62
Merrill Lynch Institutional Tax-Exempt Fund                      285         285
                                                                 ---  ----------
TOTAL INVESTMENT COMPANIES (COST 412)                                        412
                                                                 ---  ----------

TOTAL INVESTMENTS - 100.0% (COST $4,002,911) (2)                      $4,002,911

                           MONEY MARKET FUNDS 48 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

At December 31, 2004, the Municipal Money Market Fund's investments were diversified as follows:

INDUSTRY SECTOR                                                     PERCENTAGE
---------------                                                     ----------
Air Transportation & Transportation Services                               5.6%
Air, Water Services & Solid Waste Management                               6.6
Educational Services                                                       7.1
Electrical and Water Services                                              6.7
Executive, Legislative & General Government                               18.0
General Medical, Health Services, and Nursing Facilities                   5.6
Housing Programs                                                          18.7
Miscellaneous Manufacturing and Mining                                     5.8
Real Estate                                                                5.5
All other sectors less than 5%                                            20.4
                                                                         -----
TOTAL                                                                    100.0%

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the value of these securities amounted to approximately $1,175,038,000 or 29.4% of total investments.

(2) The cost for federal income tax purposes was $4,202,911

                           MONEY MARKET FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC  American Municipal Bond Assurance Corporation

AMT    Alternative Minimum Tax

BAN    Bond Appreciation Notes

Colld. Collateralized

COP    Certificate of Participation

EDA    Economic Development Authority

FGIC   Financial Guaranty Insurance Corporation

FHLB   Federal Home Loan Bank

FHLMC  Freddie Mac

FNMA   Fannie Mae

FSA    Financial Security Assurance

GIC    Guaranteed Investment Contract

GNMA   Government National Mortgage Association

G.O.   General Obligation

Gtd.   Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development Authority

IDR    Industrial Development Revenue


                           MONEY MARKET FUNDS 50 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)

DECEMBER 31, 2004 (UNAUDITED)

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate Security

PCR      Pollution Control Revenue

PSF      Permanent School Fund

RAN      Revenue Anticipation Note

ROCS     Reset Option Certificates

SFM      Single Family Mortgage

SGB      Societe Generale Bank

Soc Gen  Societe Generale

TAN      Tax  Anticipation Notes

TAW      Tax  Anticipation Warrants

TOB      Tender Option Bond

TRAN     Tax and Revenue Anticipation Notes

TRB      Tax Revenue Bonds

VRD      Variable Rate Demand

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

                           MONEY MARKET FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                     AMOUNT    VALUE
                                                     (000S)    (000S)
                                                   ---------  -------
U.S. GOVERNMENT AGENCIES - 82.4% (1)
FANNIE MAE - 52.2%
FNMA Discount Notes,
2.03%, 1/12/05                                     $   1,108  $  1,107
2.29%, 1/24/05                                         1,009     1,008
2.06%, 2/1/05                                          9,000     8,984
2.30%, 2/1/05                                          9,796     9,776
2.27%, 2/2/05                                          8,369     8,352
2.02%, 2/4/05                                          1,000       998
2.20%, 2/4/05                                          5,000     4,990
2.30%, 2/16/05                                         1,046     1,043
2.30%, 2/23/05                                         3,254     3,243
2.38%, 2/23/05                                         2,878     2,868
2.34%, 3/1/05                                         15,209    15,151
2.35%, 3/4/05                                          1,000       996
1.95%, 3/9/05                                         21,315    21,238
2.42%, 3/9/05                                          5,563     5,538
1.95%, 3/16/05                                        10,000     9,960
2.38%, 3/16/05                                         2,000     1,990
2.45%, 3/16/05                                         4,536     4,513
2.45%, 3/23/05                                        28,095    27,939
2.46%, 3/23/05                                         5,000     4,972
2.45%, 3/30/05                                         5,000     4,970
2.47%, 3/30/05                                         5,000     4,970
2.00%, 4/1/05                                          1,157     1,151
2.10%, 4/15/05                                        10,000     9,939
2.51%, 6/1/05                                          5,000     4,947
2.61%, 6/15/05                                        20,000    19,761
2.62%, 6/15/05                                         2,819     2,785
2.10%, 6/24/05                                         1,005       995
2.15%, 6/24/05                                         7,103     7,029
FNMA FRN,
1.92%, 1/7/05                                         25,000    25,000
2.23%, 1/7/05                                          5,000     4,997
1.96%, 1/18/05                                         5,000     5,000
2.29%, 1/18/05                                         5,000     4,999
2.02%, 1/28/05                                         3,000     3,000
2.30%, 1/31/05                                         3,000     2,998
2.31%, 3/6/05                                         15,000    14,990
2.33%, 3/9/05                                         10,000     9,994
FNMA Notes,
7.13%, 2/15/05                                         9,150     9,203
5.75%, 6/15/05                                         1,000     1,015
                                                   ---------  --------
                                                               272,409
                                                   ---------  --------

FEDERAL FARM CREDIT BANK - 9.6%
FFCB FRN,
2.32%, 1/17/05                                        20,000    19,999
2.33%, 1/25/05                                        25,000    24,996
2.34%, 1/25/05                                         5,000     4,999
                                                   ---------  --------
                                                                49,994
                                                   ---------  --------

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                     AMOUNT    VALUE
                                                     (000S)    (000S)
                                                   ---------  -------
U.S. GOVERNMENT AGENCIES - 82.4% (1) - CONTINUED
FEDERAL HOME LOAN BANK - 4.2%
FHLB Discount Notes,
2.24%, 5/4/05                                      $   3,000  $   2,977
FHLB FRN,
2.34%, 1/25/05                                         2,000      2,000
2.11%, 2/9/05                                          5,000      4,996
2.17%, 2/16/05                                         5,000      4,996
2.41%, 3/15/05                                         5,000      5,000
FHLB Notes,
1.41%, 5/9/05                                          2,000      1,992
                                                   ---------  ---------
                                                                 21,961
                                                   ---------  ---------

FREDDIE MAC - 14.4%
FHLMC Discount Notes,
2.00%, 1/11/05                                         2,600      2,600
2.29%, 1/24/05                                         2,407      2,403
1.99%, 3/8/05                                          2,000      1,993
1.95%, 3/15/05                                         5,000      4,980
2.38%, 3/15/05                                         5,000      4,976
2.00%, 3/21/05                                         1,200      1,195
2.10%, 3/29/05                                         3,396      3,379
2.00%, 4/5/05                                          3,500      3,482
2.10%, 4/5/05                                          1,930      1,919
2.07%, 6/30/05                                         5,000      4,948
FHLMC FRN,
2.09%, 2/4/05                                         25,000     24,999
2.42%, 3/9/05                                          3,000      3,000
FHLMC Notes,
1.88%, 1/15/05                                        13,500     13,496
6.88%, 1/15/05                                         1,700      1,703
                                                   ---------  ---------
                                                                 75,073
                                                   ---------  ---------

OVERSEAS PRIVATE INVESTMENT CORP. - 2.0%
Participation Certificates
Series 33IG,
2.40%, 1/5/05                                          4,345      4,345
Series 118-2003-475-IG,
2.40%, 1/5/05                                          6,000      6,000
                                                   ---------  ---------
                                                                 10,345
                                                   ---------  ---------

TOTAL U.S. GOVERNMENT AGENCIES (COST $429,782)                  429,782
                                                   ---------  ---------

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                                   PRINCIPAL
                                                                    AMOUNT    VALUE
                                                                    (000S)    (000S)
                                                                  ---------  -------
REPURCHASE AGREEMENTS - 17.6%
(COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
JOINT REPURCHASE AGREEMENTS - 8.0%
Bank of America Securities LLC, dated 12/31/04,
repurchase price $13,957
1.60%, 1/3/05                                                     $  13,955  $  13,955
Morgan Stanley & Co., Inc., dated 12/31/04,
repurchase price $9,305
1.50%, 1/3/05                                                         9,303      9,303
Societe Generale - New York Branch, dated 12/31/04,
repurchase price $4,652
1.60%, 1/3/05                                                         4,652      4,652
UBS Securiites LLC, dated 12/31/04,
repurchase price $13,957
1.60%, 1/3/05                                                        13,955     13,955
                                                                  ---------  ---------
                                                                                41,865
                                                                  ---------  ---------

(COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
REPURCHASE AGREEMENTS - 9.6%
Lehman Brothers, Inc., dated 12/31/04,
repurchase price $25,186
2.34%, 1/3/05                                                        25,184     25,184
Bear Stearns, Inc., dated 12/31/04,
repurchase price $25,003
2.36%, 1/3/05                                                        25,000     25,000
                                                                  ---------  ---------
                                                                                50,184
                                                                             ---------

TOTAL REPURCHASE AGREEMENTS (COST $92,049)                                      92,049
                                                                  ---------  ---------

TOTAL INVESTMENTS - 100.0% (COST $521,831) (2)                               $ 521,831

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury

(2) The cost for federal income tax purposes was $521,831.

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Colld. Collateralized

FFCB   Federal Farm Credit Bank

FHLB   Federal Home Loan Bank

FHLMC  Freddie Mac

FNMA   Fannie Mae

FRN    Floating Rate Notes

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
                                              ---------  -------
U.S. GOVERNMENT AGENCIES - 100% (1)
FEDERAL FARM CREDIT BANK - 14.9
FFCB Discount Notes,
1.97%, 1/3/05                                 $  14,000  $  13,999
2.20%, 1/13/05                                    1,400      1,399
2.25%, 1/19/05                                    1,000        999
1.85%, 2/2/05                                     2,892      2,887
2.07%, 4/18/05                                    5,000      4,969
FFCB FRN,
2.21%, 1/4/05                                    25,000     24,994
2.26%, 1/4/05                                    15,000     14,997
2.24%, 1/7/05                                    25,000     24,995
2.33%, 1/13/05                                   25,000     24,995
2.36%, 1/13/05                                   10,000      9,999
2.32%, 1/17/05                                   20,000     19,999
2.30%, 1/18/05                                    8,000      7,996
2.32%, 1/20/05                                    5,000      5,000
2.33%, 1/21/05                                    1,300      1,299
2.34%, 1/24/05                                   10,000      9,999
2.33%, 1/25/05                                   25,000     24,996
2.34%, 1/25/05                                   10,000      9,999
2.35%, 1/25/05                                   20,000     19,997
2.33%, 1/29/05                                    5,000      4,999
                                              ---------  ---------
                                                           228,517
                                              ---------  ---------
FEDERAL HOME LOAN BANK - 76.9%
FHLB Discount Notes,
1.25%, 1/3/05                                   180,723    180,710
1.85%, 1/3/05                                    23,527     23,524
1.86%, 1/3/05                                    20,000     19,998
2.02%, 1/3/05                                   200,000    199,978
2.05%, 1/4/05                                    25,000     24,996
2.00%, 1/5/05                                     4,900      4,899
1.90%, 1/7/05                                     1,500      1,500
2.05%, 1/7/05                                     4,200      4,198
2.25%, 1/7/05                                     1,800      1,799
2.25%, 1/13/05                                   10,282     10,274
2.00%, 1/14/05                                    1,400      1,399
2.16%, 1/14/05                                    5,600      5,596
2.26%, 1/14/05                                    9,000      8,993
2.28%, 1/14/05                                    1,296      1,295
2.20%, 1/19/05                                    3,950      3,946
2.22%, 1/19/05                                    1,267      1,265
2.25%, 1/19/05                                    5,550      5,544
2.00%, 1/21/05                                    1,000        999
2.20%, 1/21/05                                    3,100      3,096
2.18%, 1/26/05                                    7,000      6,989
2.24%, 1/26/05                                   20,000     19,969

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
                                                     ---------  -------
U.S. GOVERNMENT AGENCIES - 100% (1) - (CONTINUED)
FEDERAL HOME LOAN BANK - 76.9% - (CONTINUED)
FHLB Discount Notes - (Continued)
2.25%, 1/26/05                                       $  25,000  $    24,961
2.26%, 1/26/05                                         150,000      149,765
2.21%, 1/28/05                                          85,000       84,859
2.22%, 2/1/05                                           30,000       29,943
2.28%, 2/11/05                                          11,111       11,082
2.34%, 2/14/05                                           1,091        1,088
1.85%, 2/18/05                                          15,872       15,833
2.30%, 2/18/05                                           1,800        1,794
2.32%, 3/2/05                                            1,300        1,295
1.98%, 3/9/05                                            1,000          996
2.30%, 3/9/05                                           15,000       14,935
2.31%, 3/9/05                                           23,697       23,596
1.94%, 3/11/05                                          20,000       19,925
2.00%, 3/15/05                                           1,000          996
1.94%, 3/16/05                                          25,000       24,900
2.04%, 3/23/05                                           1,495        1,488
2.07%, 4/15/05                                          24,500       24,353
2.10%, 4/20/05                                          15,000       14,905
2.24%, 5/4/05                                           10,000        9,923
FHLB FRN,
1.96%, 1/5/05                                           15,000       15,000
2.23%, 1/5/05                                           20,000       19,993
2.31%, 1/18/05                                          20,000       19,993
2.34%, 1/25/05                                           5,000        5,000
2.11%, 2/9/05                                           10,000        9,992
2.17%, 2/16/05                                          15,000       14,986
2.41%, 3/15/05                                          19,000       18,999
2.45%, 3/21/05                                          20,000       19,998
FHLB Notes,
4.13%, 1/14/05                                          19,315       24,330
6.20%, 1/21/05                                           1,000        1,002
4.00%, 2/15/05                                           1,050        1,052
4.38%, 2/15/05                                           1,000        1,002
1.63%, 4/15/05                                           5,875        5,862
2.08%, 4/15/05                                          12,570       12,554
1.41%, 5/9/05                                            5,000        4,981
1.63%, 6/15/05                                           7,245        7,215
1.80%, 6/15/05                                           7,000        6,973
6.96%, 6/15/05                                           4,200        4,283
                                                     ---------  -----------
                                                                  1,180,819
                                                     ---------  -----------

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

                                                                   PRINCIPAL
                                                                    AMOUNT        VALUE
                                                                    (000S)        (000S)
                                                                  ---------  -----------
U.S. GOVERNMENT AGENCIES - 100% (1) - (CONTINUED)
TENNESSE VALLEY AUTHORITY - 8.2%
Tennessee Valley Authority Bond,
6.38%, 6/15/05                                                    $  11,850  $    12,047
Tennessee Valley Authority Discount Notes,
2.22%, 1/20/05                                                        1,500        1,498
1.93%, 1/3/05                                                       113,000      112,988
                                                                  ---------  -----------
                                                                                 126,533
                                                                  ---------  -----------

TOTAL U.S. GOVERNMENT AGENCIES  (COST $1,535,869)                              1,535,869
                                                                  ---------  -----------

TOTAL INVESTMENTS - 100% (COST $1,535,869) (2)                               $ 1,535,869
                                                                  ---------  -----------

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $1,535,869.

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB Federal Farm Credit Bank

FHLB Federal Home Loan Bank

FRN  Floating Rate Notes

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      Northern Funds
                  --------------

By:               /s/ Lloyd A. Wennlund
                  --------------------------------------------
                  Lloyd A. Wennlund, President
                  (Principal Executive Officer)

Date:             February 28, 2005
                  -----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)      Northern Funds
                  --------------

By:               /s/ Lloyd A. Wennlund
                  --------------------------------------------
                  Lloyd A. Wennlund, President
                  (Principal Executive Officer)


Date:             February 28, 2005
                  -----------------


By:               /s/ Stuart N. Schuldt
                  --------------------------------------------
                  Stuart Schuldt, Treasurer
                  (Principal Financial Officer)


Date:             February 28, 2005
                  -----------------


                                      -3-